Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.8%)
U.S. Government Securities (49.1%)
United States Treasury Note/Bond	4.500%	4/15/2027	8,618	8,685
United States Treasury Note/Bond	0.500%	4/30/2027	6,820	6,586
United States Treasury Note/Bond	2.750%	4/30/2027	5,620	5,560
United States Treasury Note/Bond	3.750%	4/30/2027	14,723	14,720
United States Treasury Note/Bond	2.375%	5/15/2027	10,066	9,906
United States Treasury Note/Bond	4.500%	5/15/2027	12,992	13,088
United States Treasury Note/Bond	0.500%	5/31/2027	6,605	6,358
United States Treasury Note/Bond	2.625%	5/31/2027	22,535	22,231
United States Treasury Note/Bond	3.875%	5/31/2027	11,329	11,337
United States Treasury Note/Bond	4.625%	6/15/2027	6,014	6,070
United States Treasury Note/Bond	0.500%	6/30/2027	8,889	8,532
United States Treasury Note/Bond	3.250%	6/30/2027	9,539	9,472
United States Treasury Note/Bond	3.750%	6/30/2027	18,286	18,272
United States Treasury Note/Bond	4.375%	7/15/2027	6,993	7,041
United States Treasury Note/Bond	0.375%	7/31/2027	8,510	8,129
United States Treasury Note/Bond	2.750%	7/31/2027	11,284	11,126
United States Treasury Note/Bond	3.875%	7/31/2027	18,564	18,571
United States Treasury Note/Bond	2.250%	8/15/2027	14,247	13,946
United States Treasury Note/Bond	3.750%	8/15/2027	10,735	10,722
United States Treasury Note/Bond	0.500%	8/31/2027	7,825	7,467
United States Treasury Note/Bond	3.125%	8/31/2027	6,788	6,722
United States Treasury Note/Bond	3.625%	8/31/2027	12,889	12,851
United States Treasury Note/Bond	3.375%	9/15/2027	7,144	7,097
United States Treasury Note/Bond	0.375%	9/30/2027	8,525	8,098
United States Treasury Note/Bond	3.500%	9/30/2027	5,063	5,039
United States Treasury Note/Bond	4.125%	9/30/2027	7,865	7,898
United States Treasury Note/Bond	3.875%	10/15/2027	13,437	13,445
United States Treasury Note/Bond	0.500%	10/31/2027	10,290	9,767
United States Treasury Note/Bond	3.500%	10/31/2027	11,659	11,598
United States Treasury Note/Bond	4.125%	10/31/2027	8,761	8,798
United States Treasury Note/Bond	2.250%	11/15/2027	7,302	7,120
United States Treasury Note/Bond	4.125%	11/15/2027	10,100	10,145
United States Treasury Note/Bond	0.625%	11/30/2027	8,128	7,710
United States Treasury Note/Bond	3.375%	11/30/2027	8,035	7,977
United States Treasury Note/Bond	3.875%	11/30/2027	16,307	16,317
United States Treasury Note/Bond	4.000%	12/15/2027	9,190	9,216
United States Treasury Note/Bond	0.625%	12/31/2027	11,360	10,749
United States Treasury Note/Bond	3.375%	12/31/2027	8,353	8,289
United States Treasury Note/Bond	3.875%	12/31/2027	6,060	6,064
United States Treasury Note/Bond	4.250%	1/15/2028	8,482	8,542
United States Treasury Note/Bond	0.750%	1/31/2028	12,760	12,070
United States Treasury Note/Bond	3.500%	1/31/2028	21,886	21,763
United States Treasury Note/Bond	2.750%	2/15/2028	12,432	12,193
United States Treasury Note/Bond	4.250%	2/15/2028	12,851	12,951
United States Treasury Note/Bond	1.125%	2/29/2028	12,668	12,043
United States Treasury Note/Bond	3.375%	2/29/2028	9,953	9,875
United States Treasury Note/Bond	4.000%	2/29/2028	7,787	7,813
United States Treasury Note/Bond	3.875%	3/15/2028	10,091	10,103
United States Treasury Note/Bond	1.250%	3/31/2028	10,786	10,258
United States Treasury Note/Bond	3.625%	3/31/2028	6,846	6,822
United States Treasury Note/Bond	3.875%	3/31/2028	8,055	8,068
United States Treasury Note/Bond	3.750%	4/15/2028	10,598	10,584
United States Treasury Note/Bond	1.250%	4/30/2028	14,689	13,941
United States Treasury Note/Bond	3.500%	4/30/2028	6,803	6,760
United States Treasury Note/Bond	2.875%	5/15/2028	11,755	11,531
United States Treasury Note/Bond	3.750%	5/15/2028	10,834	10,821
United States Treasury Note/Bond	1.250%	5/31/2028	10,615	10,053
United States Treasury Note/Bond	3.625%	5/31/2028	8,293	8,261
United States Treasury Note/Bond	3.875%	6/15/2028	10,834	10,850
United States Treasury Note/Bond	1.250%	6/30/2028	9,941	9,395

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.000%	6/30/2028	8,012	8,046
United States Treasury Note/Bond	3.875%	7/15/2028	15,261	15,281
United States Treasury Note/Bond	1.000%	7/31/2028	12,705	11,914
United States Treasury Note/Bond	4.125%	7/31/2028	6,769	6,815
United States Treasury Note/Bond	2.875%	8/15/2028	14,966	14,649
United States Treasury Note/Bond	3.625%	8/15/2028	12,876	12,822
United States Treasury Note/Bond	5.500%	8/15/2028	325	336
United States Treasury Note/Bond	1.125%	8/31/2028	13,987	13,124
United States Treasury Note/Bond	4.375%	8/31/2028	7,007	7,095
United States Treasury Note/Bond	3.375%	9/15/2028	18,223	18,036
United States Treasury Note/Bond	1.250%	9/30/2028	13,792	12,954
United States Treasury Note/Bond	4.625%	9/30/2028	8,643	8,808
United States Treasury Note/Bond	3.500%	10/15/2028	19,200	19,053
United States Treasury Note/Bond	1.375%	10/31/2028	10,725	10,084
United States Treasury Note/Bond	4.875%	10/31/2028	9,193	9,428
United States Treasury Note/Bond	3.125%	11/15/2028	15,153	14,888
United States Treasury Note/Bond	3.500%	11/15/2028	10,140	10,059
United States Treasury Note/Bond	5.250%	11/15/2028	3,402	3,512
United States Treasury Note/Bond	1.500%	11/30/2028	10,095	9,506
United States Treasury Note/Bond	4.375%	11/30/2028	10,440	10,584
United States Treasury Note/Bond	3.500%	12/15/2028	8,141	8,075
United States Treasury Note/Bond	1.375%	12/31/2028	10,224	9,577
United States Treasury Note/Bond	3.750%	12/31/2028	10,709	10,688
United States Treasury Note/Bond	3.500%	1/15/2029	10,824	10,733
United States Treasury Note/Bond	1.750%	1/31/2029	9,863	9,318
United States Treasury Note/Bond	4.000%	1/31/2029	11,055	11,105
United States Treasury Note/Bond	2.625%	2/15/2029	11,033	10,674
United States Treasury Note/Bond	3.500%	2/15/2029	11,509	11,410
United States Treasury Note/Bond	1.875%	2/28/2029	8,640	8,179
United States Treasury Note/Bond	4.250%	2/28/2029	11,636	11,770
United States Treasury Note/Bond	3.500%	3/15/2029	12,296	12,189
United States Treasury Note/Bond	2.375%	3/31/2029	10,920	10,473
United States Treasury Note/Bond	4.125%	3/31/2029	14,039	14,157
United States Treasury Note/Bond	2.875%	4/30/2029	9,400	9,137
United States Treasury Note/Bond	4.625%	4/30/2029	12,714	13,002
United States Treasury Note/Bond	2.375%	5/15/2029	8,871	8,492
United States Treasury Note/Bond	2.750%	5/31/2029	8,802	8,517
United States Treasury Note/Bond	4.500%	5/31/2029	13,504	13,767
United States Treasury Note/Bond	3.250%	6/30/2029	10,170	9,985
United States Treasury Note/Bond	4.250%	6/30/2029	12,477	12,631
United States Treasury Note/Bond	2.625%	7/31/2029	6,550	6,300
United States Treasury Note/Bond	4.000%	7/31/2029	13,876	13,939
United States Treasury Note/Bond	1.625%	8/15/2029	4,620	4,299
United States Treasury Note/Bond	3.125%	8/31/2029	5,835	5,698
United States Treasury Note/Bond	3.625%	8/31/2029	16,630	16,502
United States Treasury Note/Bond	3.500%	9/30/2029	12,655	12,504
United States Treasury Note/Bond	3.875%	9/30/2029	6,802	6,804
United States Treasury Note/Bond	4.000%	10/31/2029	5,925	5,949
United States Treasury Note/Bond	4.125%	10/31/2029	14,896	15,018
United States Treasury Note/Bond	1.750%	11/15/2029	2,351	2,185
United States Treasury Note/Bond	3.875%	11/30/2029	5,971	5,970
United States Treasury Note/Bond	4.125%	11/30/2029	11,735	11,833
United States Treasury Note/Bond	3.875%	12/31/2029	6,303	6,300
United States Treasury Note/Bond	4.375%	12/31/2029	11,824	12,026
United States Treasury Note/Bond	3.500%	1/31/2030	4,790	4,724
United States Treasury Note/Bond	4.250%	1/31/2030	12,208	12,364
United States Treasury Note/Bond	1.500%	2/15/2030	8,994	8,230
United States Treasury Note/Bond	4.000%	2/28/2030	19,026	19,100
United States Treasury Note/Bond	3.625%	3/31/2030	8,600	8,512
United States Treasury Note/Bond	4.000%	3/31/2030	12,915	12,964
United States Treasury Note/Bond	3.500%	4/30/2030	5,295	5,215
United States Treasury Note/Bond	3.875%	4/30/2030	15,893	15,877
United States Treasury Note/Bond	0.625%	5/15/2030	13,704	12,004
United States Treasury Note/Bond	6.250%	5/15/2030	1,350	1,467
United States Treasury Note/Bond	3.750%	5/31/2030	5,680	5,645
United States Treasury Note/Bond	4.000%	5/31/2030	12,820	12,867
United States Treasury Note/Bond	3.750%	6/30/2030	4,600	4,571
United States Treasury Note/Bond	3.875%	6/30/2030	16,388	16,366
United States Treasury Note/Bond	3.875%	7/31/2030	9,636	9,621
United States Treasury Note/Bond	4.000%	7/31/2030	5,944	5,963

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.625%	8/15/2030	18,277	15,873
United States Treasury Note/Bond	3.625%	8/31/2030	15,805	15,610
United States Treasury Note/Bond	4.125%	8/31/2030	5,681	5,725
United States Treasury Note/Bond	3.625%	9/30/2030	15,391	15,203
United States Treasury Note/Bond	4.625%	9/30/2030	6,192	6,367
United States Treasury Note/Bond	3.625%	10/31/2030	10,339	10,207
United States Treasury Note/Bond	4.875%	10/31/2030	5,840	6,067
United States Treasury Note/Bond	0.875%	11/15/2030	19,136	16,677
United States Treasury Note/Bond	3.500%	11/30/2030	12,667	12,435
United States Treasury Note/Bond	4.375%	11/30/2030	6,405	6,521
United States Treasury Note/Bond	3.625%	12/31/2030	13,598	13,414
United States Treasury Note/Bond	3.750%	12/31/2030	7,613	7,548
United States Treasury Note/Bond	3.750%	1/31/2031	9,987	9,903
United States Treasury Note/Bond	4.000%	1/31/2031	7,012	7,027
United States Treasury Note/Bond	1.125%	2/15/2031	11,033	9,671
United States Treasury Note/Bond	5.375%	2/15/2031	1,540	1,633
United States Treasury Note/Bond	3.500%	2/28/2031	11,021	10,806
United States Treasury Note/Bond	4.250%	2/28/2031	7,708	7,808
United States Treasury Note/Bond	3.875%	3/31/2031	17,133	17,078
United States Treasury Note/Bond	4.125%	3/31/2031	8,407	8,466
United States Treasury Note/Bond	4.625%	4/30/2031	7,993	8,229
United States Treasury Note/Bond	1.625%	5/15/2031	18,109	16,150
United States Treasury Note/Bond	4.625%	5/31/2031	7,766	7,996
United States Treasury Note/Bond	4.250%	6/30/2031	7,912	8,010
United States Treasury Note/Bond	4.125%	7/31/2031	8,081	8,133
United States Treasury Note/Bond	1.250%	8/15/2031	19,802	17,183
United States Treasury Note/Bond	3.750%	8/31/2031	8,622	8,515
United States Treasury Note/Bond	3.625%	9/30/2031	8,470	8,309
United States Treasury Note/Bond	4.125%	10/31/2031	8,361	8,405
United States Treasury Note/Bond	1.375%	11/15/2031	20,722	17,971
United States Treasury Note/Bond	4.125%	11/30/2031	8,420	8,461
United States Treasury Note/Bond	4.500%	12/31/2031	7,457	7,635
United States Treasury Note/Bond	4.375%	1/31/2032	7,992	8,128
United States Treasury Note/Bond	1.875%	2/15/2032	20,053	17,781
United States Treasury Note/Bond	4.125%	2/29/2032	7,463	7,492
United States Treasury Note/Bond	4.125%	3/31/2032	8,327	8,356
United States Treasury Note/Bond	4.000%	4/30/2032	6,629	6,606
United States Treasury Note/Bond	2.875%	5/15/2032	20,063	18,767
United States Treasury Note/Bond	4.125%	5/31/2032	8,720	8,744
United States Treasury Note/Bond	4.000%	6/30/2032	9,112	9,071
United States Treasury Note/Bond	4.000%	7/31/2032	9,119	9,074
United States Treasury Note/Bond	2.750%	8/15/2032	18,460	17,075
United States Treasury Note/Bond	3.875%	8/31/2032	9,141	9,027
United States Treasury Note/Bond	3.875%	9/30/2032	8,628	8,517
United States Treasury Note/Bond	3.750%	10/31/2032	9,180	8,991
United States Treasury Note/Bond	4.125%	11/15/2032	19,041	19,047
United States Treasury Note/Bond	3.750%	11/30/2032	8,219	8,044
United States Treasury Note/Bond	3.875%	12/31/2032	9,711	9,571
United States Treasury Note/Bond	4.000%	1/31/2033	9,798	9,726
United States Treasury Note/Bond	3.500%	2/15/2033	19,278	18,548
United States Treasury Note/Bond	3.750%	2/28/2033	9,210	9,003
United States Treasury Note/Bond	4.250%	3/31/2033	11,728	11,809
United States Treasury Note/Bond	3.375%	5/15/2033	19,198	18,292
United States Treasury Note/Bond	3.875%	8/15/2033	18,932	18,587
United States Treasury Note/Bond	4.500%	11/15/2033	21,279	21,721
United States Treasury Note/Bond	4.000%	2/15/2034	22,292	21,997
United States Treasury Note/Bond	4.375%	5/15/2034	20,946	21,170
United States Treasury Note/Bond	3.875%	8/15/2034	20,908	20,373
United States Treasury Note/Bond	4.250%	11/15/2034	21,383	21,376
United States Treasury Note/Bond	4.625%	2/15/2035	19,215	19,715
United States Treasury Note/Bond	4.250%	5/15/2035	22,398	22,339
United States Treasury Note/Bond	4.250%	8/15/2035	19,584	19,514
United States Treasury Note/Bond	4.000%	11/15/2035	17,374	16,948
United States Treasury Note/Bond	4.125%	2/15/2036	16,833	16,569
United States Treasury Note/Bond	3.500%	2/15/2039	890	802
United States Treasury Note/Bond	4.250%	5/15/2039	1,318	1,277
United States Treasury Note/Bond	4.500%	8/15/2039	2,593	2,566
United States Treasury Note/Bond	4.375%	11/15/2039	2,496	2,431
United States Treasury Note/Bond	4.625%	2/15/2040	3,784	3,776
United States Treasury Note/Bond	1.125%	5/15/2040	7,524	4,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.375%	5/15/2040	2,269	2,204
	United States Treasury Note/Bond	1.125%	8/15/2040	9,707	6,052
	United States Treasury Note/Bond	3.875%	8/15/2040	3,040	2,786
	United States Treasury Note/Bond	1.375%	11/15/2040	11,389	7,337
	United States Treasury Note/Bond	4.250%	11/15/2040	2,770	2,641
	United States Treasury Note/Bond	1.875%	2/15/2041	11,198	7,756
	United States Treasury Note/Bond	4.750%	2/15/2041	2,706	2,720
	United States Treasury Note/Bond	2.250%	5/15/2041	9,056	6,597
	United States Treasury Note/Bond	4.375%	5/15/2041	2,704	2,606
	United States Treasury Note/Bond	1.750%	8/15/2041	13,841	9,257
	United States Treasury Note/Bond	3.750%	8/15/2041	2,790	2,489
	United States Treasury Note/Bond	2.000%	11/15/2041	11,218	7,758
	United States Treasury Note/Bond	3.125%	11/15/2041	2,883	2,358
	United States Treasury Note/Bond	2.375%	2/15/2042	8,961	6,534
	United States Treasury Note/Bond	3.125%	2/15/2042	3,157	2,571
	United States Treasury Note/Bond	3.000%	5/15/2042	2,120	1,690
	United States Treasury Note/Bond	3.250%	5/15/2042	7,780	6,419
	United States Treasury Note/Bond	2.750%	8/15/2042	3,520	2,691
	United States Treasury Note/Bond	3.375%	8/15/2042	6,522	5,449
	United States Treasury Note/Bond	2.750%	11/15/2042	3,626	2,758
	United States Treasury Note/Bond	4.000%	11/15/2042	7,430	6,724
	United States Treasury Note/Bond	3.125%	2/15/2043	3,380	2,707
	United States Treasury Note/Bond	3.875%	2/15/2043	7,744	6,882
	United States Treasury Note/Bond	2.875%	5/15/2043	5,245	4,027
	United States Treasury Note/Bond	3.875%	5/15/2043	6,383	5,660
	United States Treasury Note/Bond	3.625%	8/15/2043	4,680	3,997
	United States Treasury Note/Bond	4.375%	8/15/2043	8,548	8,070
	United States Treasury Note/Bond	3.750%	11/15/2043	4,185	3,628
	United States Treasury Note/Bond	4.750%	11/15/2043	8,101	8,003
	United States Treasury Note/Bond	3.625%	2/15/2044	4,238	3,601
	United States Treasury Note/Bond	4.500%	2/15/2044	8,348	7,983
	United States Treasury Note/Bond	3.375%	5/15/2044	4,726	3,863
	United States Treasury Note/Bond	4.625%	5/15/2044	7,994	7,754
	United States Treasury Note/Bond	3.125%	8/15/2044	4,848	3,800
	United States Treasury Note/Bond	4.125%	8/15/2044	7,083	6,425
	United States Treasury Note/Bond	3.000%	11/15/2044	4,203	3,219
	United States Treasury Note/Bond	4.625%	11/15/2044	7,572	7,331
	United States Treasury Note/Bond	2.500%	2/15/2045	5,259	3,688
	United States Treasury Note/Bond	4.750%	2/15/2045	8,007	7,867
	United States Treasury Note/Bond	3.000%	5/15/2045	2,574	1,958
	United States Treasury Note/Bond	5.000%	5/15/2045	8,352	8,461
	United States Treasury Note/Bond	2.875%	8/15/2045	4,074	3,025
	United States Treasury Note/Bond	4.875%	8/15/2045	7,588	7,564
	United States Treasury Note/Bond	3.000%	11/15/2045	2,915	2,203
	United States Treasury Note/Bond	4.625%	11/15/2045	7,805	7,527
	United States Treasury Note/Bond	2.500%	2/15/2046	3,877	2,674
	United States Treasury Note/Bond	4.625%	2/15/2046	5,731	5,525
	United States Treasury Note/Bond	2.500%	5/15/2046	4,692	3,222
	United States Treasury Note/Bond	2.250%	8/15/2046	6,178	4,025
	United States Treasury Note/Bond	2.875%	11/15/2046	2,270	1,659
	United States Treasury Note/Bond	3.000%	2/15/2047	4,690	3,493
	United States Treasury Note/Bond	3.000%	5/15/2047	3,973	2,952
[1]	United States Treasury Note/Bond	2.750%	8/15/2047	6,397	4,525
	United States Treasury Note/Bond	2.750%	11/15/2047	6,573	4,633
	United States Treasury Note/Bond	3.000%	2/15/2048	7,589	5,593
	United States Treasury Note/Bond	3.125%	5/15/2048	7,985	6,006
	United States Treasury Note/Bond	3.000%	8/15/2048	8,724	6,400
	United States Treasury Note/Bond	3.375%	11/15/2048	9,288	7,272
	United States Treasury Note/Bond	3.000%	2/15/2049	10,370	7,571
	United States Treasury Note/Bond	2.875%	5/15/2049	9,325	6,628
	United States Treasury Note/Bond	2.250%	8/15/2049	8,568	5,327
	United States Treasury Note/Bond	2.375%	11/15/2049	9,223	5,876
	United States Treasury Note/Bond	2.000%	2/15/2050	9,042	5,262
	United States Treasury Note/Bond	1.250%	5/15/2050	9,176	4,354
	United States Treasury Note/Bond	1.375%	8/15/2050	12,626	6,171
	United States Treasury Note/Bond	1.625%	11/15/2050	12,971	6,767
	United States Treasury Note/Bond	1.875%	2/15/2051	13,738	7,627
	United States Treasury Note/Bond	2.375%	5/15/2051	16,150	10,103
	United States Treasury Note/Bond	2.000%	8/15/2051	13,575	7,730
	United States Treasury Note/Bond	1.875%	11/15/2051	12,120	6,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	2/15/2052	11,332	6,829
	United States Treasury Note/Bond	2.875%	5/15/2052	12,555	8,708
	United States Treasury Note/Bond	3.000%	8/15/2052	11,638	8,276
	United States Treasury Note/Bond	4.000%	11/15/2052	10,526	9,047
	United States Treasury Note/Bond	3.625%	2/15/2053	9,754	7,829
	United States Treasury Note/Bond	3.625%	5/15/2053	10,480	8,402
	United States Treasury Note/Bond	4.125%	8/15/2053	10,763	9,444
	United States Treasury Note/Bond	4.750%	11/15/2053	11,852	11,530
	United States Treasury Note/Bond	4.250%	2/15/2054	12,256	10,980
	United States Treasury Note/Bond	4.625%	5/15/2054	11,671	11,130
	United States Treasury Note/Bond	4.250%	8/15/2054	12,080	10,822
	United States Treasury Note/Bond	4.500%	11/15/2054	12,137	11,341
	United States Treasury Note/Bond	4.625%	2/15/2055	12,782	12,196
	United States Treasury Note/Bond	4.750%	5/15/2055	12,254	11,932
	United States Treasury Note/Bond	4.750%	8/15/2055	11,022	10,741
	United States Treasury Note/Bond	4.625%	11/15/2055	11,402	10,896
	United States Treasury Note/Bond	4.750%	2/15/2056	15,438	15,057
					2,675,565
Agency Bonds and Notes (0.4%)
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/2027	63	64
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/2027	2,000	2,015
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/2028	100	101
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/2028	100	101
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/2028	93	94
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/2029	108	107
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/2030	100	100
	Federal Home Loan Banks	4.750%	4/9/2027	200	202
	Federal Home Loan Banks	3.875%	6/4/2027	170	170
	Federal Home Loan Banks	3.500%	9/9/2027	275	274
	Federal Home Loan Banks	3.500%	3/3/2028	440	437
	Federal Home Loan Banks	4.000%	6/30/2028	450	451
	Federal Home Loan Banks	3.250%	11/16/2028	315	310
	Federal Home Loan Banks	4.750%	12/8/2028	50	51
	Federal Home Loan Banks	4.625%	6/8/2029	370	378
	Federal Home Loan Banks	4.750%	3/10/2034	45	46
	Federal Home Loan Banks	5.500%	7/15/2036	1,400	1,519
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	127	139
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,711
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	1,102	1,228
[2]	Federal National Mortgage Association	0.750%	10/8/2027	1,000	954
[2]	Federal National Mortgage Association	6.250%	5/15/2029	175	187
[2]	Federal National Mortgage Association	7.125%	1/15/2030	925	1,028
[2]	Federal National Mortgage Association	7.250%	5/15/2030	300	338
[2]	Federal National Mortgage Association	0.875%	8/5/2030	1,400	1,229
[2]	Federal National Mortgage Association	6.625%	11/15/2030	720	799
[2]	Federal National Mortgage Association	5.625%	7/15/2037	275	299
	Private Export Funding Corp.	1.400%	7/15/2028	175	165
	Private Export Funding Corp.	3.650%	3/15/2030	100	98
	Tennessee Valley Authority	3.875%	3/15/2028	375	375
	Tennessee Valley Authority	7.125%	5/1/2030	1,000	1,117
	Tennessee Valley Authority	3.875%	8/1/2030	145	144
	Tennessee Valley Authority	1.500%	9/15/2031	550	479
	Tennessee Valley Authority	4.375%	8/1/2034	152	152
	Tennessee Valley Authority	4.875%	5/15/2035	241	248
	Tennessee Valley Authority	4.650%	6/15/2035	175	177
	Tennessee Valley Authority	5.880%	4/1/2036	250	277
	Tennessee Valley Authority	5.500%	6/15/2038	100	107
	Tennessee Valley Authority	5.250%	9/15/2039	512	537
	Tennessee Valley Authority	4.875%	1/15/2048	100	96
	Tennessee Valley Authority	5.250%	2/1/2055	200	197
	Tennessee Valley Authority	5.375%	4/1/2056	50	50
	Tennessee Valley Authority	4.625%	9/15/2060	180	159
	Tennessee Valley Authority	4.250%	9/15/2065	200	163
					18,873
Conventional Mortgage-Backed Securities (19.3%)
[2,3,4]	Fannie Mae Pool	5.000%	4/1/2056	1,160	1,144
[2,3]	Fannie Mae Pool	6.500%	9/1/2032	7	7
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	106	102
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	1,791	1,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Gold Pool	3.000%	5/1/2029–8/1/2047	5,690	5,325
[2,3]	Freddie Mac Gold Pool	3.500%	6/1/2026–11/1/2048	12,613	11,830
[2,3]	Freddie Mac Gold Pool	4.000%	9/1/2033–11/1/2048	6,650	6,406
[2,3]	Freddie Mac Gold Pool	4.500%	3/1/2039–10/1/2048	3,397	3,357
[2,3]	Freddie Mac Gold Pool	5.000%	5/1/2033–11/1/2048	812	822
[2,3]	Freddie Mac Gold Pool	5.500%	4/1/2028–7/1/2039	318	329
[2,3]	Freddie Mac Gold Pool	6.000%	7/1/2028–3/1/2039	410	424
[2,3]	Freddie Mac Gold Pool	7.000%	2/1/2027–2/1/2037	31	32
[2,3]	Freddie Mac Gold Pool	8.500%	10/1/2026–11/1/2030	1	1
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/2027–5/1/2030	1	1
[2,3,4]	Freddie Mac Pool	5.000%	4/1/2056	1,540	1,519
[3,4]	Ginnie Mae	2.000%	4/21/2056	620	511
[3,4]	Ginnie Mae	3.500%	5/20/2056	580	529
[3,4]	Ginnie Mae	4.500%	4/21/2056	2,390	2,305
[3,4]	Ginnie Mae	5.000%	4/21/2056–5/20/2056	6,860	6,779
[3,4]	Ginnie Mae	5.500%	5/20/2056	970	973
[3,4]	Ginnie Mae	6.000%	5/20/2056	2,500	2,538
[3]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	586	538
[3]	Ginnie Mae I Pool	3.500%	5/15/2026–9/15/2049	769	721
[3]	Ginnie Mae I Pool	4.000%	6/15/2026–11/15/2047	803	769
[3]	Ginnie Mae I Pool	4.500%	7/15/2033–3/15/2041	809	806
[3]	Ginnie Mae I Pool	5.000%	3/15/2039–9/15/2040	269	274
[3]	Ginnie Mae I Pool	6.000%	6/15/2032–3/15/2040	34	35
[3]	Ginnie Mae I Pool	6.500%	8/15/2027–12/15/2038	42	42
[3]	Ginnie Mae I Pool	7.000%	7/15/2027–10/15/2031	8	8
[3]	Ginnie Mae I Pool	7.500%	2/15/2027–1/15/2031	3	3
[3]	Ginnie Mae I Pool	8.000%	5/15/2026–10/15/2030	2	2
[3]	Ginnie Mae II Pool	1.500%	12/20/2051	856	675
[3]	Ginnie Mae II Pool	2.000%	8/20/2050–6/20/2052	29,259	24,126
[3]	Ginnie Mae II Pool	2.500%	6/20/2027–5/20/2052	29,450	25,331
[3]	Ginnie Mae II Pool	3.000%	7/20/2029–5/20/2053	29,334	26,383
[3]	Ginnie Mae II Pool	3.500%	7/20/2026–1/20/2056	24,431	22,850
[3]	Ginnie Mae II Pool	4.000%	8/20/2040–2/20/2056	18,276	17,369
[3]	Ginnie Mae II Pool	4.500%	2/20/2039–1/20/2056	23,053	22,411
[3]	Ginnie Mae II Pool	5.000%	5/20/2039–2/20/2056	33,919	33,720
[3]	Ginnie Mae II Pool	5.500%	11/20/2052–3/20/2056	40,950	41,371
[3]	Ginnie Mae II Pool	6.000%	12/20/2052–12/20/2055	21,588	22,020
[3]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	6,158	6,425
[3]	Ginnie Mae II Pool	7.000%	8/20/2036–9/20/2054	1,037	1,079
[3]	Ginnie Mae II Pool	7.500%	2/20/2054	69	71
[2,3]	UMBS Pool	1.500%	7/1/2035–4/1/2052	37,775	31,098
[2,3,4]	UMBS Pool	2.000%	11/1/2027–5/13/2056	164,455	137,044
[2,3,4]	UMBS Pool	2.500%	1/1/2027–9/1/2052	114,908	99,035
[2,3,4]	UMBS Pool	3.000%	12/1/2028–5/13/2056	71,404	64,098
[2,3,4]	UMBS Pool	3.500%	8/1/2026–5/13/2056	39,264	36,462
[2,3,4]	UMBS Pool	4.000%	7/1/2026–4/13/2056	39,931	38,077
[2,3,4]	UMBS Pool	4.500%	4/1/2028–5/13/2056	41,813	40,769
[2,3,4]	UMBS Pool	5.000%	3/1/2028–4/13/2056	78,761	78,208
[2,3,4]	UMBS Pool	5.500%	11/1/2031–5/13/2056	102,839	103,920
[2,3,4]	UMBS Pool	6.000%	6/1/2028–5/13/2056	84,492	86,685
[2,3,4]	UMBS Pool	6.500%	11/1/2052–4/13/2056	33,243	34,632
[2,3]	UMBS Pool	7.000%	7/1/2026–8/1/2055	5,069	5,347
[2,3]	UMBS Pool	7.500%	8/1/2026–1/1/2054	235	250
[2,3]	UMBS Pool	8.500%	12/1/2026–4/1/2031	1	1
					1,049,322
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.744%	12/1/2041	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.429%	6.068%	7/1/2036	2	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	17	17
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	13	13
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.655%	6.405%	8/1/2035	12	12
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	3	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	10	11
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.548%	5/1/2040	1	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	3	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.932%	1/1/2037	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.276%	8/1/2039	9	10
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.734%	6.603%	5/1/2042	3	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.428%	9/1/2043	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	12	13
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.384%	7/1/2042	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.255%	5/1/2042	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.625%	3/1/2042	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.278%	8/1/2042	15	15
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.405%	3/1/2042	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.803%	6.298%	11/1/2039	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.232%	11/1/2041	7	7
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	3	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	4	4
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	1	1
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.047%	3/1/2041	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	8	8
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	2	3
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	6	6
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	5	5
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.520%	11/1/2034	2	2
[2,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	3	4
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 0.989%	5.641%	4/1/2037	3	3
[2,3,5]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	6	6
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.875%	2/1/2036	2	2
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	7	7
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	1	1
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.879%	2/1/2037	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	4	4
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.206%	2/1/2042	3	3
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.005%	3/1/2041	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	1	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	6	6
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.880%	5/1/2040	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.058%	2/1/2042	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.350%	11/1/2040	5	5
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.035%	2/1/2041	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	1	1
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	2	2
[2,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.897%	6/1/2037	5	5
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2042	42	44
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	11	11
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–6/20/2043	52	54
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	1	1
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	4	5
					478
Total U.S. Government and Agency Obligations (Cost $3,977,531)					3,744,238
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[3]	Ally Auto Receivables Trust Class A3 Series 2026-1	3.920%	10/15/2030	120	119
[3]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/2028	16	16
[3]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/2030	35	35
[3]	Ally Auto Receivables Trust Class A4 Series 2025-1	4.080%	6/16/2031	100	100
[3]	Ally Auto Receivables Trust Class A4 Series 2026-1	4.020%	6/15/2031	203	201
[3]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/2028	275	275
[3]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/2030	75	76
[3]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/2028	200	201
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	200	205
[3]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/2029	400	405
[3]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/2031	220	227
[3]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/17/2029	125	126
[3]	American Express Credit Account Master Trust Class A Series 2025-4	4.300%	7/15/2030	50	50
[3]	American Express Credit Account Master Trust Class A Series 2025-5	4.510%	7/15/2032	60	61
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	6	6
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/2028	25	25
[3]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/2029	200	202
[3]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/2030	100	100
[3]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/2028	200	200
[3]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/2060	16	16
[3,5]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/2061	100	99
[3]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/2061	75	71
[3]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/2062	170	161
[3]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	180	170
[3]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	150	141
[3]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/2060	44	43
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	98	97
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	150	146
[3]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/2054	149	146
[3,5]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/2061	125	124
[3]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/2061	45	45
[3,5]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/2060	100	99
[3,5]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	110	110
[3]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	125	123
[3]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/2052	100	98
[3]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/2062	100	96
[3]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/2062	290	274
[3]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/2063	175	160
[3]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/2063	50	44
[3]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/2053	50	44
[3]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/2053	75	66
[3]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/2054	50	44
[3]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/2056	100	104
[3]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/2060	150	148
[3]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/2060	404	400
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	75	74
[3]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/2061	250	247
[3,5]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/2061	25	25
[3]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/2052	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/2063	200	185
[3]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/2063	150	134
[3,5]	BANK Class A5 Series 2021-BN32	2.643%	4/15/2054	75	68
[3]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/2064	50	45
[3]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/2063	150	132
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	100	88
[3]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/2064	125	111
[3,5]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/2064	125	111
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	175	170
[3]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/2056	50	50
[3]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	220	230
[3]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	275	276
[3]	BANK Class AS Series 2017-BNK5	3.624%	6/15/2060	100	98
[3,5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/2060	404	398
[3]	BANK Class AS Series 2017-BNK7	3.748%	9/15/2060	75	73
[3]	BANK Class AS Series 2017-BNK8	3.731%	11/15/2050	25	24
[3,5]	BANK Class AS Series 2018-BNK10	3.898%	2/15/2061	50	49
[3,5]	BANK Class AS Series 2018-BNK12	4.340%	5/15/2061	50	49
[3,5]	BANK Class AS Series 2018-BNK14	4.481%	9/15/2060	25	24
[3]	BANK Class AS Series 2019-BNK17	3.976%	4/15/2052	25	24
[3,5]	BANK Class AS Series 2019-BNK18	3.826%	5/15/2062	50	45
[3]	BANK Class AS Series 2019-BNK21	3.093%	10/17/2052	75	70
[3]	BANK Class AS Series 2019-BNK23	3.203%	12/15/2052	75	69
[3,5]	BANK Class AS Series 2019-BNK24	3.283%	11/15/2062	75	70
[3]	BANK Class AS Series 2020-BNK25	2.841%	1/15/2063	65	60
[3]	BANK Class AS Series 2020-BNK26	2.687%	3/15/2063	55	50
[3]	BANK Class AS Series 2020-BNK27	2.551%	4/15/2063	50	44
[3,5]	BANK Class AS Series 2021-BNK31	2.211%	2/15/2054	25	22
[3,5]	BANK Class AS Series 2021-BNK36	2.695%	9/15/2064	50	44
[3]	BANK Class AS Series 2022-BNK39	3.181%	2/15/2055	7	6
[3,5]	BANK Class AS Series 2023-BNK45	5.651%	2/15/2056	25	26
[3,5]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	250	250
[3]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/2061	17	17
[3,5]	BANK Class C Series 2017-BNK8	4.089%	11/15/2050	50	42
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	72	72
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/2050	28	28
[3,5]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/2056	100	104
[3,5]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/2056	50	52
[3]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	100	103
[3,5]	BANK5 Class AS Series 2023-5YR2	7.141%	7/15/2056	25	26
[3,5]	BANK5 Class AS Series 2023-5YR3	7.315%	9/15/2056	50	53
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	250	242
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	150	142
[3]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/2052	275	260
[3]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/2052	25	23
[3,5]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/2052	100	94
[3]	Barclays Dryrock Issuance Trust Class A Series 2025-1	3.970%	7/15/2031	110	110
[3]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/2057	320	331
[3]	BBCMS Mortgage Trust Class A3 Series 2026-5C40	5.248%	2/15/2059	280	286
[3]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/2050	125	124
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	100	92
[3]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/2062	100	103
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	125	124
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/2053	50	45
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	125	111
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	50	44
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/2054	100	89
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	150	134
[3,5]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/2055	200	179
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/2056	50	51
[3]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/2056	25	26
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/2056	100	106
[3,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	50	55
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	50	51
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	200	210
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	100	102
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	450	465
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	100	104
[3,5]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	47	49
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C39	5.297%	12/15/2058	400	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/2050	100	98
[3]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/2053	35	32
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/2056	25	26
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/2056	25	26
[3,5]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.296%	9/15/2056	50	53
[3]	BBCMS Mortgage Trust Class AS Series 2025-C39	5.492%	12/15/2058	80	80
[3,5]	BBCMS Mortgage Trust Class AS Series 2026-5C40	5.529%	2/15/2059	100	101
[3,5]	BBCMS Mortgage Trust Class B Series 2025-C39	5.808%	12/15/2058	30	31
[3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	145	131
[3]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/2053	14	14
[3]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/2043	125	109
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/2055	75	77
[3,5]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/2056	20	21
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/2057	50	51
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	200	204
[3]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/2058	250	260
[3]	Benchmark Mortgage Trust Class A3 Series 2026-V20	5.184%	2/15/2059	130	132
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/2051	75	74
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/2051	50	50
[3,5]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/2053	175	174
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/2062	80	78
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/2057	280	264
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	100	99
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/2051	325	320
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/2051	225	222
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/2051	350	346
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/2052	125	123
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/2062	225	213
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/2072	230	214
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/2052	105	103
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	100	93
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/2053	100	90
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/2053	100	88
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/2053	125	111
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/2054	100	88
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/2054	225	197
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/2054	125	112
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/2054	1,125	1,010
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/2054	50	44
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/2054	75	67
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/2054	100	88
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/2054	50	44
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/2054	200	178
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/2055	275	244
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/2055	75	69
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/2055	50	46
[3,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	100	97
[3]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/2056	175	183
[3]	Benchmark Mortgage Trust Class A5 Series 2025-B41	5.407%	7/15/2068	54	55
[3]	Benchmark Mortgage Trust Class A5 Series 2026-B42	5.100%	3/15/2059	120	120
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/2051	50	48
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/2051	75	72
[3]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/2062	50	48
[3,5]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/2053	25	23
[3]	Benchmark Mortgage Trust Class AM Series 2026-V20	5.436%	2/15/2059	50	50
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/2051	150	144
[3]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/2051	25	24
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/2052	50	49
[3]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/2052	75	68
[3]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/2053	30	26
[3]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/2053	25	21
[3]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/2053	10	9
[3,5]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/2043	50	42
[3]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/2054	75	63
[3]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/2054	25	22
[3,5]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.409%	1/15/2055	75	66
[3]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/2056	50	52
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/2055	25	26
[3,5]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/2056	60	63
[3,5]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/2057	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	26	26
[3,5]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/2056	400	414
[3]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	50	51
[3,5]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	100	103
[3]	BMO Mortgage Trust Class A3 Series 2025-5C13	5.227%	12/15/2058	90	92
[3]	BMO Mortgage Trust Class A3 Series 2026-5C14	5.209%	3/15/2059	270	275
[3,5]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/2055	50	46
[3]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/2054	200	203
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/2056	50	50
[3]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/2056	50	52
[3,5]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/2056	100	105
[3,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	100	103
[3]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	90	94
[3]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	110	115
[3]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	280	285
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	7.117%	8/15/2056	300	313
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/2056	40	42
[3,5]	BMO Mortgage Trust Class AS Series 2023-5C2	7.244%	11/15/2056	200	210
[3,5]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/2056	25	26
[3,5]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/2056	200	216
[3,5]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/2057	300	315
[3]	BMO Mortgage Trust Class AS Series 2025-5C13	5.575%	12/15/2058	60	61
[3]	BMO Mortgage Trust Class AS Series 2026-5C14	5.539%	3/15/2059	70	71
[3,5]	BMO Mortgage Trust Class B Series 2024-5C4	7.018%	5/15/2057	300	310
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	21	21
[3]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	200	201
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/2027	50	50
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	95	95
[3]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	50	50
[3]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/2028	7	7
[3]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/2029	125	126
[3]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/2029	7	7
[3]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/2032	75	76
[3]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/2028	8	8
[3]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/2053	135	126
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/2052	125	122
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/2052	140	132
[3]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/2053	60	54
[3]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/2028	300	300
[3]	Capital One Multi-Asset Execution Trust Class A Series 2025-A1	3.820%	9/15/2030	326	324
[3]	Capital One Multi-Asset Execution Trust Class A Series 2025-A2	4.020%	9/15/2032	147	145
[3]	Capital One Multi-Asset Execution Trust Class A Series 2025-A3	4.650%	10/15/2037	420	415
[3]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/2030	450	423
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/2028	300	298
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/2027	2	2
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/2028	7	7
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/2029	90	90
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/2027	44	44
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/2028	25	25
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	40	40
[3]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	25	25
[3]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/2028	19	19
[3]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/2028	37	37
[3]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/2029	250	252
[3]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	100	100
[3]	CarMax Auto Owner Trust Class A3 Series 2025-4	3.970%	12/16/2030	50	50
[3]	CarMax Auto Owner Trust Class A3 Series 2026-1	4.040%	3/17/2031	130	130
[3]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/2027	24	24
[3]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/2029	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/2028	25	25
[3]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/2029	20	20
[3]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/2029	50	51
[3]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	80	81
[3]	CarMax Auto Owner Trust Class A4 Series 2025-3	4.470%	1/15/2031	100	100
[3]	CarMax Auto Owner Trust Class A4 Series 2025-4	4.080%	6/16/2031	30	30
[3]	CarMax Auto Owner Trust Class A4 Series 2026-1	4.180%	3/15/2032	100	100
[3]	CarMax Select Receivables Trust Class A3 Series 2025-B	4.120%	3/15/2030	30	30
[3]	CarMax Select Receivables Trust Class A3 Series 2026-A	3.990%	5/17/2032	110	109
[3]	Carvana Auto Receivables Trust Class A3 Series 2025-P2	4.550%	8/12/2030	200	201
[3]	Carvana Auto Receivables Trust Class A3 Series 2025-P3	4.040%	11/11/2030	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Carvana Auto Receivables Trust Class A4 Series 2025-P2	4.750%	6/10/2031	116	117
[3]	Carvana Auto Receivables Trust Class B Series 2025-P4	4.590%	1/12/2032	50	50
[3]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/2057	38	36
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	150	148
[3,5]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/2049	100	98
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	144	141
[3]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/2051	75	75
[3]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/2057	450	422
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/2050	125	123
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	75	73
[3]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/2050	31	27
[3]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/2051	5	5
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/2050	50	49
[3]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/2058	100	100
[3]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/2050	250	247
[3,5]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/2050	50	49
[3]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/2030	100	102
[3]	Chase Issuance Trust Class A Series 2024-A2	4.630%	1/15/2031	100	101
[3]	Chase Issuance Trust Class A Series 2025-A1	4.160%	7/15/2030	1,250	1,253
[3]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/2030	150	150
[3]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/2032	100	101
[3]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/2039	100	110
[3]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/2030	200	199
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/2049	76	76
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/2050	83	82
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	16	16
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/2049	119	118
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/2049	75	75
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	250	246
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	275	272
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/2052	275	259
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/2049	123	122
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/2056	225	212
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/2053	110	102
[3,5]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.579%	5/15/2054	75	74
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/2050	50	49
[3,5]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/2053	45	41
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/2048	42	40
[3]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/2028	22	22
[3]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/2029	35	36
[3]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/2029	33	33
[3]	CNH Equipment Trust Class A3 Series 2025-B	4.300%	10/15/2030	100	100
[3]	CNH Equipment Trust Class A3 Series 2026-A	4.000%	5/15/2031	260	259
[3]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/2032	50	50
[3]	CNH Equipment Trust Class A4 Series 2025-B	4.430%	1/18/2033	100	100
[3]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/2050	35	35
[3]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/2051	125	123
[3]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/2057	115	109
[3]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/2046	11	11
[3]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/2057	50	46
[3,5]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/2046	17	7
[3,5]	COMM Mortgage Trust Class B Series 2014-CR15	3.680%	2/10/2047	10	9
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/2052	275	265
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/2054	250	229
[3,5]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/2051	25	25
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/2052	225	222
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/2050	150	147
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/2051	275	273
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/2054	50	44
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.742%	4/15/2050	35	34
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/2051	100	99
[3]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/2049	11	11
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	100	98
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	50	45
[3,5]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/2050	50	49
[3]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/2028	275	276
[3]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	24	24
[3]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/2028	102	102
[3]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/2030	88	88
[3]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/2029	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	140	139
[3]	Exeter Automobile Receivables Trust Class B Series 2026-1A	4.220%	10/15/2030	80	79
[3]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/2028	7	7
[3]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/2027	8	8
[3]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/2028	14	14
[3]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/2028	14	14
[2,3]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/2031	27	25
[2,3,5]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.638%	3/25/2033	200	167
[2,3,5]	Fannie Mae-Aces Class 2A2 Series 2025-M1	4.800%	1/25/2032	36	36
[2,3]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/2031	77	71
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/2026	123	123
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M12	2.436%	9/25/2026	190	188
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/2026	36	36
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	22	22
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/2026	107	106
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.073%	6/25/2027	144	143
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M14	2.785%	11/25/2027	50	49
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M5	3.020%	4/25/2029	33	32
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	183	181
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	312	309
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.654%	8/25/2030	45	44
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M13	3.754%	9/25/2030	138	136
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M14	3.578%	8/25/2028	159	157
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M2	2.928%	1/25/2028	325	318
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M3	3.075%	2/25/2030	43	41
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.067%	3/25/2028	100	98
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.038%	3/25/2028	84	82
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.368%	7/25/2028	115	113
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M1	3.560%	9/25/2028	141	139
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	382	368
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	225	214
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M2	3.646%	11/25/2028	149	147
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	298	283
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/2031	249	242
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	176	172
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	174	169
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/2029	169	164
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/2029	950	897
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/2030	226	206
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/2030	100	90
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	10	9
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	243	219
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	105	98
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.324%	10/25/2030	253	225
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.386%	11/25/2030	60	53
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M11	1.457%	3/25/2031	225	197
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M13	1.598%	4/25/2031	50	44
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M19	1.738%	10/25/2031	275	241
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.468%	11/25/2030	50	44
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.245%	1/25/2031	225	197
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1	1.669%	10/25/2031	325	283
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M10	1.932%	1/25/2032	215	190
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.531%	9/25/2031	75	66
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/2031	100	87
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/2030	150	139
[2,3,5]	Fannie Mae-Aces Class A2 Series 2022-M8	1.936%	12/25/2031	150	132
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.500%	4/25/2033	140	140
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M6	4.184%	7/25/2028	128	128
[2,3,5]	Fannie Mae-Aces Class A2 Series 2023-M8	4.476%	3/25/2033	50	50
[2,3,5]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.163%	11/25/2027	200	198
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-171	4.400%	5/30/2063	100	98
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-174	4.530%	10/25/2035	300	298
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-176	4.385%	12/25/2035	1,020	1,000
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K543	4.329%	6/25/2030	100	100
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K761	4.400%	6/25/2032	700	700
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K-178	4.400%	2/25/2036	330	324
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K548	4.320%	9/25/2030	70	70
[2,3,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K762	4.360%	9/25/2032	1,500	1,495
[2,3]	Federal National Mortgage Association-ACES Class A2 Series 2025-M4	4.389%	8/25/2035	100	98
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	46	46
[3]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/2031	20	20
[3]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/2029	50	50
[3]	Ford Credit Auto Lease Trust Class A3 Series 2025-B	4.230%	12/15/2028	200	200
[3]	Ford Credit Auto Lease Trust Class A3 Series 2026-A	4.000%	7/15/2029	193	192
[3]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	150	151
[3]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	100	100
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	13	13
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	21	21
[3]	Ford Credit Auto Owner Trust Class A3 Series 2025-B	3.910%	4/15/2030	120	120
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/2027	61	61
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/2028	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/2029	50	51
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/2029	260	263
[3]	Ford Credit Auto Owner Trust Class A4 Series 2025-B	3.950%	7/15/2031	40	40
[3]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2025-2	4.060%	9/15/2030	270	269
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/2030	100	99
[3]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	100	101
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/2034	200	194
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/2034	300	302
[2,3,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/2032	500	511
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/2028	37	37
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/2030	20	18
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/2030	11	10
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/2030	41	38
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/2055	95	90
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/2035	48	41
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/2026	108	108
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/2027	433	430
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/2027	148	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/2027	500	495
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	125	124
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	193	191
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	75	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	225	222
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/2028	125	123
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	223	221
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/2028	150	149
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/2028	350	348
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/2028	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/2028	25	25
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/2028	175	174
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/2028	350	348
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/2028	75	75
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/2028	1,700	1,696
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/2028	275	273
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/2028	225	224
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/2028	387	384
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	275	272
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/2029	25	25
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/2029	200	196
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/2029	450	442
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/2029	225	220
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/2029	393	381
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/2029	275	265
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/2029	275	264
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/2029	225	214
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/2029	450	426
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/2029	210	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/2029	370	351
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/2029	350	332
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/2029	300	285
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/2030	445	416
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/2030	95	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/2030	1,300	1,206
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/2030	100	91
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/2030	150	136
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/2030	425	385
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/2030	25	23
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/2030	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/2030	125	112
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/2030	320	285
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/2030	25	22
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/2030	400	357
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/2030	300	267
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/2030	175	156
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/2030	175	155
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/2030	150	134
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/2031	700	629
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/2031	250	227
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/2031	425	386
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/2031	250	226
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/2031	400	359
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/2031	150	133
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/2031	400	356
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/2031	100	89
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/2031	200	179
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/2031	200	180
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/2031	125	112
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/2055	150	136
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/2032	100	89
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/2032	100	90
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/2032	700	666
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/2032	1,000	960
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/2031	75	73
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/2031	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/2034	225	198
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/2035	150	122
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/2035	225	177
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/2035	25	20
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/2035	100	79
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/2035	100	80
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/2031	100	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/2036	200	165
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	150	120
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	150	121
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/2032	100	98
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	75	75
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/2033	75	74
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/2033	175	172
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/2030	100	98
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/2030	50	49
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/2033	140	140
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/2033	200	200
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/2033	100	102
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/2034	200	206
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/2034	205	204
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/2034	300	304
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-175	4.420%	10/25/2035	170	167
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/2028	140	142
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/2028	100	101
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/2028	100	101
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/2028	150	152
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	100	102
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/2028	100	102
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	50	51
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/2028	46	47
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	100	101
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/2029	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	150	155
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/2029	200	206
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/2029	200	206
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/2029	205	210
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/2029	123	125
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/2029	250	253
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/2029	100	100
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K554	4.220%	12/25/2030	400	400
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/2031	200	206
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/2026	304	303
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/2027	24	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/2028	200	192
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/2028	125	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/2028	94	90
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/2028	50	47
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/2028	150	143
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/2028	125	119
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/2030	150	151
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/2030	140	140
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/2030	200	201
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/2030	100	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/2031	225	226
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/2031	700	711
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/2032	50	50
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K763	4.170%	10/25/2032	150	148
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/2034	395	375
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/2034	225	210
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	335	294
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/2032	50	47
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/2033	200	191
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/2033	75	72
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/2029	50	47
[2,3,5]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/2030	650	652
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/2027	68	68
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2025-3	4.170%	8/21/2028	92	92
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2026-1	3.880%	1/22/2029	190	189
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/2028	25	25
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	100	101
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	37	38
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/2029	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-3	4.180%	8/16/2030	100	100
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2026-1	3.840%	5/16/2031	88	87
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/2028	18	18
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/2029	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/2029	200	203
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/2030	80	80
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/2030	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-3	4.300%	9/16/2031	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2026-1	3.970%	6/16/2032	70	69
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2026-1	4.140%	6/16/2032	36	36
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	150	148
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/2049	40	40
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/2050	150	148
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/2050	261	257
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/2052	100	96
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/2052	150	143
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/2052	275	260
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/2052	125	119
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/2047	10	10
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	125	118
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	75	69
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/2053	125	110
[3,5]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/2049	50	50
[3,5]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/2050	50	48
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/2050	100	96
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/2050	70	68
[3]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/2052	50	46
[3,5]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/2053	35	32
[3]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/2053	25	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.297%	9/10/2047	10	10
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/2047	43	41
[3,5]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/2050	10	8
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/2027	9	9
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/2028	24	24
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/2029	43	43
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/2030	12	12
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/2030	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/2031	50	51
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/2032	100	100
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	7	7
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	9	9
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	30	30
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2025-3	4.040%	2/21/2030	135	135
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/2029	25	25
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/2030	400	406
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2025-3	4.100%	11/21/2031	38	38
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	2	2
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	16	16
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/2028	31	31
[3]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/2029	112	113
[3]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/2029	100	100
[3]	Hyundai Auto Receivables Trust Class A3 Series 2026-A	3.790%	2/18/2031	275	273
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/2028	25	25
[3]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/2029	13	13
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/2030	150	152
[3]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/2031	55	55
[3]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/2030	50	50
[3]	Hyundai Auto Receivables Trust Class A4 Series 2026-A	3.900%	12/15/2032	165	163
[3]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/2027	19	19
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	13	13
[3]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/2028	19	19
[3]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/2028	61	61
[3]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/2029	100	101
[3]	John Deere Owner Trust Class A3 Series 2025-B	4.170%	12/17/2029	100	100
[3]	John Deere Owner Trust Class A3 Series 2026-A	3.870%	8/15/2030	110	109
[3]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/2029	50	50
[3]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/2029	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/2030	25	25
[3]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/2030	20	20
[3]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/2031	100	100
[3]	John Deere Owner Trust Class A4 Series 2025-B	4.340%	6/15/2032	50	50
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/2049	100	99
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/2049	7	7
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/2049	250	248
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/2049	75	74
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/2048	1	1
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/2047	3	3
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/2047	11	11
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	54	52
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/2047	21	21
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/2047	75	73
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/2048	41	40
[3,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.474%	2/15/2047	13	13
[3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/2048	24	24
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/2052	200	189
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/2052	100	96
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/2050	100	97
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/2052	25	23
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/2049	43	43
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	225	223
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/2052	175	159
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	75	74
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/2053	50	43
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/2049	50	47
[3,5]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/2050	50	49
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/2051	25	25
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	100	101
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-B	3.880%	4/16/2029	270	269
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2026-A	3.930%	1/15/2030	68	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/2031	125	126
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-B	3.930%	7/15/2031	150	149
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2026-A	3.970%	4/15/2031	64	64
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/2027	11	11
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/2028	26	26
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/2031	50	51
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/2030	60	60
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/2049	53	53
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/2049	250	248
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	300	312
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/2048	50	46
[3]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/2050	50	49
[3]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/2052	45	44
[3]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/2053	175	162
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/2049	100	98
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/2049	200	199
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/2049	200	198
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/2052	250	241
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/2052	150	148
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	200	190
[3]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/2053	65	59
[3,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	75	67
[3]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/2054	150	133
[3,5]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.791%	4/15/2055	150	139
[3]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/2049	83	80
[3]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/2052	25	24
[3]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/2053	25	23
[3]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/2056	100	104
[3,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	50	53
[3,5]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/2056	50	52
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	24	24
[3]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	150	151
[3]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	100	100
[3]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	75	76
[3]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	100	100
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/2027	8	8
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/2029	50	50
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-B	3.990%	4/15/2030	190	189
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/2029	9	9
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/2030	200	204
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2025-B	4.020%	5/15/2031	150	149
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/2028	7	7
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	77	78
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	32	32
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/2029	50	50
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	81	81
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	200	200
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	230	230
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2026-1	3.930%	7/15/2030	245	243
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/2028	2	2
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/2028	6	6
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/2028	19	19
[3]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/2029	50	50
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/2029	1,000	1,009
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/2029	30	30
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	19	19
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/2030	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/2030	20	20
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/2031	60	61
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/2031	50	51
[3]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/2029	75	75
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	200	202
[3]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/2030	250	253
[3]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	200	201
[3]	Synchrony Card Funding LLC Class A Series 2026-A1	4.180%	3/15/2032	270	269
[3]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/2031	200	202
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/2027	2	2
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/2027	11	11
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	20	20
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	24	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-C	4.110%	3/15/2030	100	100
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-D	3.840%	6/17/2030	120	119
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2026-A	3.860%	9/16/2030	120	119
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/2028	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/2028	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/2029	50	51
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/2029	225	227
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/2030	85	85
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-C	4.190%	1/15/2031	140	140
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-D	3.940%	2/17/2031	50	50
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2026-A	3.970%	7/15/2031	113	112
[3]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/2051	120	118
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/2050	150	147
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	150	148
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/2051	175	174
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/2051	75	74
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/2051	225	224
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/2051	125	123
[3,5]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/2051	275	271
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/2052	100	97
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/2052	125	118
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/2052	75	71
[3]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/2050	100	98
[3,5]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/2051	125	124
[3]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/2051	100	99
[3]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/2050	50	49
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/2050	50	49
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/2050	75	73
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/2050	62	60
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/2050	100	98
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/2051	75	73
[3]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/2052	25	24
[3]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/2029	160	160
[3]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/2029	50	51
[3]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/2029	300	301
[3]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/2030	100	100
[3]	Verizon Master Trust Class A1A Series 2025-7	3.960%	8/20/2031	100	100
[3]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	150	151
[3]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	100	101
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/2028	23	23
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/2028	38	38
[3]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/2029	120	121
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/2030	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2025-2	4.050%	9/20/2032	80	79
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/2057	200	207
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2025-5C7	5.203%	12/15/2058	300	305
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2026-5C8	5.034%	3/15/2059	1,710	1,727
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	150	148
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/2050	250	246
[3,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/2051	275	272
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	200	198
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	150	150
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/2052	200	191
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/2052	200	190
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/2052	100	95
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/2053	50	45
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/2051	175	174
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/2052	270	255
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/2053	165	154
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/2053	50	46
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/2054	100	90
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	100	102
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	100	101
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/2050	54	53
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/2050	100	97
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/2050	25	24
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/2051	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/2052	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2025-5C7	5.503%	12/15/2058	30	30
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2026-5C8	5.250%	3/15/2059	270	271
[3]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/2029	150	151
[3]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/2029	220	221
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/2046	7	6
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/2057	25	23
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/2027	3	3
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/2028	16	16
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	15	15
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/2028	11	11
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/2029	52	52
[3]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/2029	100	100
[3]	World Omni Auto Receivables Trust Class A3 Series 2025-C	4.080%	11/15/2030	92	92
[3]	World Omni Auto Receivables Trust Class A3 Series 2026-A	3.860%	5/15/2031	75	74
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/2029	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/2029	50	50
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/2029	25	25
[3]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/2030	60	60
[3]	World Omni Auto Receivables Trust Class A4 Series 2025-C	4.190%	11/17/2031	38	37
[3]	World Omni Select Auto Trust Class A3 Series 2025-A	4.080%	8/15/2031	30	30
[3]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/2029	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $115,217)					110,790
Corporate Bonds (24.8%)
Communications (1.9%)
	Airbnb Inc.	4.400%	3/16/2029	230	230
	Airbnb Inc.	4.650%	3/16/2031	88	88
	Airbnb Inc.	5.250%	3/16/2036	366	366
	Alphabet Inc.	0.800%	8/15/2027	120	115
	Alphabet Inc.	3.875%	11/15/2028	137	137
	Alphabet Inc.	3.700%	2/15/2029	217	215
	Alphabet Inc.	4.000%	5/15/2030	200	199
	Alphabet Inc.	1.100%	8/15/2030	875	770
	Alphabet Inc.	4.100%	11/15/2030	393	390
	Alphabet Inc.	4.100%	2/15/2031	276	274
	Alphabet Inc.	4.375%	11/15/2032	232	231
	Alphabet Inc.	4.400%	2/15/2033	196	194
	Alphabet Inc.	4.500%	5/15/2035	275	270
	Alphabet Inc.	4.700%	11/15/2035	273	270
	Alphabet Inc.	4.800%	2/15/2036	1,040	1,035
	Alphabet Inc.	1.900%	8/15/2040	50	33
	Alphabet Inc.	5.350%	11/15/2045	350	342
	Alphabet Inc.	5.500%	2/15/2046	271	269
	Alphabet Inc.	2.050%	8/15/2050	667	358
	Alphabet Inc.	5.250%	5/15/2055	100	94
	Alphabet Inc.	5.450%	11/15/2055	741	717
	Alphabet Inc.	5.650%	2/15/2056	721	718
	Alphabet Inc.	2.250%	8/15/2060	218	110
	Alphabet Inc.	5.300%	5/15/2065	100	92
	Alphabet Inc.	5.750%	2/15/2066	200	198
	Alphabet Inc.	5.700%	11/15/2075	989	958
	America Movil SAB de CV	3.625%	4/22/2029	200	195
	America Movil SAB de CV	2.875%	5/7/2030	200	186
	America Movil SAB de CV	4.700%	7/21/2032	250	247
	America Movil SAB de CV	5.000%	1/20/2033	200	200
	America Movil SAB de CV	6.375%	3/1/2035	300	325
	America Movil SAB de CV	6.125%	11/15/2037	100	105
	America Movil SAB de CV	6.125%	3/30/2040	200	209
	America Movil SAB de CV	4.375%	7/16/2042	250	215
	America Movil SAB de CV	4.375%	4/22/2049	200	164
	AppLovin Corp.	5.125%	12/1/2029	200	201
	AppLovin Corp.	5.375%	12/1/2031	200	202
	AppLovin Corp.	5.950%	12/1/2054	150	136
	AT&T Inc.	2.300%	6/1/2027	450	440
	AT&T Inc.	1.650%	2/1/2028	500	476
	AT&T Inc.	4.100%	2/15/2028	402	400
	AT&T Inc.	4.350%	3/1/2029	200	200
	AT&T Inc.	4.300%	2/15/2030	460	457
	AT&T Inc.	4.700%	8/15/2030	75	76
	AT&T Inc.	4.400%	4/30/2031	225	223

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	2.250%	2/1/2032	618	540
AT&T Inc.	4.550%	11/1/2032	400	393
AT&T Inc.	4.750%	4/30/2033	116	115
AT&T Inc.	2.550%	12/1/2033	472	399
AT&T Inc.	5.400%	2/15/2034	600	613
AT&T Inc.	4.500%	5/15/2035	450	426
AT&T Inc.	5.375%	8/15/2035	100	101
AT&T Inc.	4.900%	11/1/2035	225	219
AT&T Inc.	5.125%	4/30/2036	163	161
AT&T Inc.	5.250%	3/1/2037	550	546
AT&T Inc.	4.900%	8/15/2037	300	288
AT&T Inc.	4.850%	3/1/2039	480	447
AT&T Inc.	3.500%	6/1/2041	500	388
AT&T Inc.	4.300%	12/15/2042	271	224
AT&T Inc.	3.100%	2/1/2043	625	450
AT&T Inc.	5.550%	11/1/2045	275	260
AT&T Inc.	5.850%	4/30/2046	200	195
AT&T Inc.	4.750%	5/15/2046	723	612
AT&T Inc.	5.150%	11/15/2046	636	567
AT&T Inc.	4.500%	3/9/2048	400	322
AT&T Inc.	3.650%	6/1/2051	717	492
AT&T Inc.	3.500%	9/15/2053	1,264	828
AT&T Inc.	5.700%	11/1/2054	275	258
AT&T Inc.	3.550%	9/15/2055	1,725	1,122
AT&T Inc.	6.000%	4/30/2056	300	293
AT&T Inc.	6.050%	8/15/2056	175	172
AT&T Inc.	5.700%	3/1/2057	50	47
AT&T Inc.	3.800%	12/1/2057	968	652
AT&T Inc.	3.650%	9/15/2059	1,104	713
AT&T Inc.	3.850%	6/1/2060	416	279
Baidu Inc.	3.625%	7/6/2027	200	198
Baidu Inc.	3.425%	4/7/2030	200	193
Baidu Inc.	2.375%	8/23/2031	200	180
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	850	852
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	100	81
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	194	182
Booking Holdings Inc.	3.550%	3/15/2028	100	99
British Telecommunications plc	9.625%	12/15/2030	516	616
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	230	226
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	500	467
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	284	294
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	230	206
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	850	729
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	275	257
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	200	209
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	250	259
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	380	387
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/2038	200	179
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	426	299
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	450	308
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	500	461
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	912	734
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	300	251
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	861	639
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/2052	850	541
Charter Communications Operating LLC / Charter Communications Operating Capital	6.700%	12/1/2055	648	620
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/2061	350	205
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/2061	200	129
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/2063	450	347
Comcast Corp.	3.150%	2/15/2028	325	319
Comcast Corp.	4.150%	10/15/2028	1,242	1,237
Comcast Corp.	4.550%	1/15/2029	200	202
Comcast Corp.	5.100%	6/1/2029	200	205
Comcast Corp.	4.250%	10/15/2030	350	346
Comcast Corp.	1.950%	1/15/2031	150	133
Comcast Corp.	4.950%	5/15/2032	150	152
Comcast Corp.	4.650%	2/15/2033	1,000	990
Comcast Corp.	4.800%	5/15/2033	400	398
Comcast Corp.	4.200%	8/15/2034	442	416
Comcast Corp.	5.300%	5/15/2035	250	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	5.650%	6/15/2035	1,065	1,101
	Comcast Corp.	3.200%	7/15/2036	225	189
	Comcast Corp.	6.450%	3/15/2037	175	190
	Comcast Corp.	4.600%	10/15/2038	550	503
	Comcast Corp.	3.750%	4/1/2040	300	243
	Comcast Corp.	4.650%	7/15/2042	370	319
	Comcast Corp.	3.400%	7/15/2046	600	409
	Comcast Corp.	3.969%	11/1/2047	686	505
	Comcast Corp.	4.000%	3/1/2048	200	147
	Comcast Corp.	4.700%	10/15/2048	38	31
	Comcast Corp.	3.450%	2/1/2050	400	262
	Comcast Corp.	2.800%	1/15/2051	300	172
	Comcast Corp.	2.887%	11/1/2051	757	438
	Comcast Corp.	5.350%	5/15/2053	543	479
	Comcast Corp.	5.650%	6/1/2054	225	208
	Comcast Corp.	6.050%	5/15/2055	400	396
	Comcast Corp.	2.937%	11/1/2056	1,053	585
	Comcast Corp.	4.950%	10/15/2058	238	194
	Comcast Corp.	2.650%	8/15/2062	150	74
	Comcast Corp.	2.987%	11/1/2063	847	449
	Comcast Corp.	5.500%	5/15/2064	100	88
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	775	890
	Expedia Group Inc.	4.625%	8/1/2027	150	150
	Expedia Group Inc.	3.250%	2/15/2030	548	518
	Expedia Group Inc.	2.950%	3/15/2031	81	74
	Expedia Group Inc.	5.400%	2/15/2035	163	162
	Fox Corp.	4.709%	1/25/2029	625	627
	Fox Corp.	3.500%	4/8/2030	150	144
	Fox Corp.	6.500%	10/13/2033	100	107
	Fox Corp.	5.476%	1/25/2039	150	145
	Fox Corp.	5.576%	1/25/2049	275	253
	Koninklijke KPN NV	8.375%	10/1/2030	125	144
	Meta Platforms Inc.	3.500%	8/15/2027	200	199
	Meta Platforms Inc.	4.600%	5/15/2028	275	278
	Meta Platforms Inc.	4.300%	8/15/2029	123	123
	Meta Platforms Inc.	4.200%	11/15/2030	210	208
	Meta Platforms Inc.	4.550%	8/15/2031	149	150
	Meta Platforms Inc.	3.850%	8/15/2032	350	334
	Meta Platforms Inc.	4.600%	11/15/2032	1,941	1,921
	Meta Platforms Inc.	4.750%	8/15/2034	324	320
	Meta Platforms Inc.	4.875%	11/15/2035	141	138
	Meta Platforms Inc.	5.500%	11/15/2045	787	745
	Meta Platforms Inc.	4.450%	8/15/2052	550	432
	Meta Platforms Inc.	5.600%	5/15/2053	500	467
	Meta Platforms Inc.	5.400%	8/15/2054	673	609
	Meta Platforms Inc.	5.625%	11/15/2055	1,152	1,079
	Meta Platforms Inc.	4.650%	8/15/2062	200	155
	Meta Platforms Inc.	5.750%	5/15/2063	310	288
	Meta Platforms Inc.	5.550%	8/15/2064	503	452
	Meta Platforms Inc.	5.750%	11/15/2065	1,139	1,056
	NBCUniversal Media LLC	4.450%	1/15/2043	225	187
	Netflix Inc.	4.875%	4/15/2028	467	473
	Netflix Inc.	5.875%	11/15/2028	911	948
	Netflix Inc.	6.375%	5/15/2029	85	90
[6]	Netflix Inc.	5.375%	11/15/2029	147	152
[6]	Netflix Inc.	4.875%	6/15/2030	83	84
	Omnicom Group Inc.	4.650%	10/1/2028	100	100
	Omnicom Group Inc.	4.750%	3/30/2030	100	100
	Omnicom Group Inc.	2.450%	4/30/2030	150	138
	Omnicom Group Inc.	4.200%	6/1/2030	100	98
	Omnicom Group Inc.	2.600%	8/1/2031	200	179
	Omnicom Group Inc.	5.300%	11/1/2034	100	99
	Omnicom Group Inc.	5.400%	10/1/2048	175	152
	Orange SA	9.000%	3/1/2031	350	414
	Orange SA	5.500%	2/6/2044	200	194
	Paramount Global	3.375%	2/15/2028	51	49
	Paramount Global	7.875%	7/30/2030	95	99
	Paramount Global	4.200%	5/19/2032	227	195
	Paramount Global	5.500%	5/15/2033	69	60
	Paramount Global	6.875%	4/30/2036	109	96

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Paramount Global	5.900%	10/15/2040	104	77
Paramount Global	4.850%	7/1/2042	290	184
Paramount Global	4.600%	1/15/2045	24	14
Rogers Communications Inc.	5.000%	2/15/2029	315	318
Rogers Communications Inc.	3.800%	3/15/2032	400	373
Rogers Communications Inc.	5.300%	2/15/2034	200	199
Rogers Communications Inc.	4.500%	3/15/2042	500	422
Rogers Communications Inc.	4.350%	5/1/2049	425	334
Rogers Communications Inc.	4.550%	3/15/2052	350	277
Sprint Capital Corp.	8.750%	3/15/2032	658	783
Take-Two Interactive Software Inc.	3.700%	4/14/2027	200	198
Telefonica Emisiones SA	4.665%	3/6/2038	200	180
Telefonica Emisiones SA	5.213%	3/8/2047	144	125
Telefonica Emisiones SA	4.895%	3/6/2048	925	764
Telefonica Europe BV	8.250%	9/15/2030	250	283
TELUS Corp.	3.400%	5/13/2032	100	91
Tencent Music Entertainment Group	2.000%	9/3/2030	200	180
Time Warner Cable Enterprises LLC	8.375%	7/15/2033	200	227
Time Warner Cable LLC	6.550%	5/1/2037	200	202
Time Warner Cable LLC	6.750%	6/15/2039	250	248
Time Warner Cable LLC	5.875%	11/15/2040	210	190
Time Warner Cable LLC	4.500%	9/15/2042	250	188
T-Mobile USA Inc.	3.750%	4/15/2027	800	795
T-Mobile USA Inc.	2.050%	2/15/2028	250	240
T-Mobile USA Inc.	4.950%	3/15/2028	70	71
T-Mobile USA Inc.	4.800%	7/15/2028	200	202
T-Mobile USA Inc.	2.625%	2/15/2029	140	133
T-Mobile USA Inc.	2.400%	3/15/2029	100	94
T-Mobile USA Inc.	4.200%	10/1/2029	76	75
T-Mobile USA Inc.	3.875%	4/15/2030	2,400	2,336
T-Mobile USA Inc.	2.550%	2/15/2031	845	768
T-Mobile USA Inc.	2.875%	2/15/2031	186	171
T-Mobile USA Inc.	3.500%	4/15/2031	395	374
T-Mobile USA Inc.	2.250%	11/15/2031	500	439
T-Mobile USA Inc.	2.700%	3/15/2032	200	178
T-Mobile USA Inc.	5.125%	5/15/2032	84	85
T-Mobile USA Inc.	5.200%	1/15/2033	709	721
T-Mobile USA Inc.	5.050%	7/15/2033	460	463
T-Mobile USA Inc.	5.150%	4/15/2034	170	171
T-Mobile USA Inc.	4.950%	11/15/2035	190	186
T-Mobile USA Inc.	5.000%	2/15/2036	479	471
T-Mobile USA Inc.	4.375%	4/15/2040	400	351
T-Mobile USA Inc.	3.000%	2/15/2041	155	113
T-Mobile USA Inc.	4.500%	4/15/2050	615	496
T-Mobile USA Inc.	3.300%	2/15/2051	1,000	654
T-Mobile USA Inc.	3.400%	10/15/2052	575	376
T-Mobile USA Inc.	5.650%	1/15/2053	158	149
T-Mobile USA Inc.	5.750%	1/15/2054	596	571
T-Mobile USA Inc.	5.875%	11/15/2055	111	108
T-Mobile USA Inc.	5.700%	1/15/2056	110	105
T-Mobile USA Inc.	5.850%	2/15/2056	500	485
T-Mobile USA Inc.	3.600%	11/15/2060	200	130
TWDC Enterprises 18 Corp.	3.700%	12/1/2042	125	99
TWDC Enterprises 18 Corp.	4.125%	6/1/2044	200	164
TWDC Enterprises 18 Corp.	3.000%	7/30/2046	300	204
Uber Technologies Inc.	4.300%	1/15/2030	375	372
Uber Technologies Inc.	4.150%	1/15/2031	341	333
Uber Technologies Inc.	4.800%	9/15/2034	236	231
Uber Technologies Inc.	4.800%	9/15/2035	298	289
Uber Technologies Inc.	5.350%	9/15/2054	425	391
Verisign Inc.	2.700%	6/15/2031	200	179
VeriSign Inc.	5.250%	6/1/2032	65	66
Verizon Communications Inc.	2.100%	3/22/2028	600	576
Verizon Communications Inc.	4.016%	12/3/2029	527	520
Verizon Communications Inc.	3.150%	3/22/2030	310	295
Verizon Communications Inc.	1.680%	10/30/2030	527	465
Verizon Communications Inc.	1.750%	1/20/2031	500	439
Verizon Communications Inc.	2.550%	3/21/2031	800	726
Verizon Communications Inc.	2.355%	3/15/2032	802	700
Verizon Communications Inc.	4.750%	1/15/2033	191	189

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	5.050%	5/9/2033	177	179
Verizon Communications Inc.	4.500%	8/10/2033	467	453
Verizon Communications Inc.	4.400%	11/1/2034	261	248
Verizon Communications Inc.	4.780%	2/15/2035	600	582
Verizon Communications Inc.	5.250%	4/2/2035	252	252
Verizon Communications Inc.	4.272%	1/15/2036	256	237
Verizon Communications Inc.	5.000%	1/15/2036	243	238
Verizon Communications Inc.	5.401%	7/2/2037	525	523
Verizon Communications Inc.	4.812%	3/15/2039	200	186
Verizon Communications Inc.	2.650%	11/20/2040	1,260	885
Verizon Communications Inc.	3.400%	3/22/2041	552	424
Verizon Communications Inc.	2.850%	9/3/2041	200	141
Verizon Communications Inc.	4.750%	11/1/2041	200	180
Verizon Communications Inc.	6.550%	9/15/2043	125	134
Verizon Communications Inc.	5.750%	11/30/2045	457	445
Verizon Communications Inc.	4.862%	8/21/2046	760	662
Verizon Communications Inc.	4.522%	9/15/2048	176	144
Verizon Communications Inc.	4.000%	3/22/2050	250	189
Verizon Communications Inc.	2.875%	11/20/2050	1,200	728
Verizon Communications Inc.	3.550%	3/22/2051	800	558
Verizon Communications Inc.	5.875%	11/30/2055	1,103	1,072
Verizon Communications Inc.	2.987%	10/30/2056	900	529
Verizon Communications Inc.	3.000%	11/20/2060	500	286
Verizon Communications Inc.	6.000%	11/30/2065	541	525
Vodafone Group plc	6.150%	2/27/2037	71	76
Vodafone Group plc	5.250%	5/30/2048	283	254
Vodafone Group plc	4.875%	6/19/2049	525	445
Vodafone Group plc	4.250%	9/17/2050	350	269
Vodafone Group plc	5.625%	2/10/2053	310	290
Vodafone Group plc	5.750%	2/10/2063	125	116
Vodafone Group plc	5.875%	6/28/2064	200	189
Walt Disney Co.	3.750%	3/14/2029	200	198
Walt Disney Co.	2.000%	9/1/2029	461	429
Walt Disney Co.	3.800%	3/22/2030	140	137
Walt Disney Co.	2.650%	1/13/2031	700	650
Walt Disney Co.	4.000%	3/14/2031	250	246
Walt Disney Co.	6.400%	12/15/2035	674	748
Walt Disney Co.	4.625%	3/14/2036	410	399
Walt Disney Co.	6.650%	11/15/2037	200	225
Walt Disney Co.	4.625%	3/23/2040	75	70
Walt Disney Co.	3.500%	5/13/2040	250	205
Walt Disney Co.	5.400%	10/1/2043	100	98
Walt Disney Co.	4.750%	9/15/2044	175	156
Walt Disney Co.	2.750%	9/1/2049	225	140
Walt Disney Co.	3.600%	1/13/2051	400	289
Walt Disney Co.	3.800%	5/13/2060	300	213
Weibo Corp.	3.375%	7/8/2030	200	188
WPP 2025 LLC / Delaware	6.500%	3/30/2036	175	172
				102,917
Consumer Discretionary (1.7%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	400	395
Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	204
Alibaba Group Holding Ltd.	2.125%	2/9/2031	300	271
Alibaba Group Holding Ltd.	4.500%	11/28/2034	280	274
Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	206
Alibaba Group Holding Ltd.	4.000%	12/6/2037	200	181
Alibaba Group Holding Ltd.	4.200%	12/6/2047	225	185
Alibaba Group Holding Ltd.	3.150%	2/9/2051	200	134
Alibaba Group Holding Ltd.	4.400%	12/6/2057	100	82
Alibaba Group Holding Ltd.	3.250%	2/9/2061	300	191
Amazon.com Inc.	3.300%	4/13/2027	600	596
Amazon.com Inc.	3.150%	8/22/2027	617	610
Amazon.com Inc.	4.550%	12/1/2027	108	109
Amazon.com Inc.	3.850%	3/13/2028	500	498
Amazon.com Inc.	1.650%	5/12/2028	500	476
Amazon.com Inc.	3.900%	11/20/2028	694	691
Amazon.com Inc.	4.000%	3/13/2029	624	621
Amazon.com Inc.	3.450%	4/13/2029	300	294
Amazon.com Inc.	4.650%	12/1/2029	142	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	1.500%	6/3/2030	155	139
	Amazon.com Inc.	4.100%	11/20/2030	482	476
	Amazon.com Inc.	4.250%	3/13/2031	795	789
	Amazon.com Inc.	2.100%	5/12/2031	613	549
	Amazon.com Inc.	3.600%	4/13/2032	500	476
	Amazon.com Inc.	4.700%	12/1/2032	250	253
	Amazon.com Inc.	4.550%	3/13/2033	566	561
	Amazon.com Inc.	4.350%	3/20/2033	679	666
	Amazon.com Inc.	4.800%	12/5/2034	225	227
	Amazon.com Inc.	4.650%	11/20/2035	200	196
	Amazon.com Inc.	4.875%	3/13/2036	621	615
	Amazon.com Inc.	3.875%	8/22/2037	600	540
	Amazon.com Inc.	2.875%	5/12/2041	329	243
	Amazon.com Inc.	5.650%	3/13/2046	375	374
	Amazon.com Inc.	4.050%	8/22/2047	300	240
	Amazon.com Inc.	2.500%	6/3/2050	800	466
	Amazon.com Inc.	5.450%	11/20/2055	175	167
	Amazon.com Inc.	5.800%	3/13/2056	691	689
	Amazon.com Inc.	4.250%	8/22/2057	150	117
	Amazon.com Inc.	2.700%	6/3/2060	200	109
	Amazon.com Inc.	3.250%	5/12/2061	450	278
	Amazon.com Inc.	4.100%	4/13/2062	362	269
	Amazon.com Inc.	5.550%	11/20/2065	300	283
	Amazon.com Inc.	5.950%	3/13/2066	1,000	1,002
	Amazon.com Inc.	6.050%	3/13/2076	500	497
	American Honda Finance Corp.	4.550%	7/9/2027	200	200
	American Honda Finance Corp.	4.900%	7/9/2027	100	100
	American Honda Finance Corp.	4.450%	10/22/2027	200	200
	American Honda Finance Corp.	4.550%	3/3/2028	220	220
	American Honda Finance Corp.	2.000%	3/24/2028	100	95
	American Honda Finance Corp.	5.125%	7/7/2028	200	202
	American Honda Finance Corp.	5.650%	11/15/2028	200	205
	American Honda Finance Corp.	4.150%	1/8/2029	201	198
	American Honda Finance Corp.	2.250%	1/12/2029	100	94
	American Honda Finance Corp.	4.400%	9/5/2029	175	173
	American Honda Finance Corp.	4.600%	4/17/2030	200	198
	American Honda Finance Corp.	4.450%	1/8/2031	109	107
	American Honda Finance Corp.	1.800%	1/13/2031	300	259
	American Honda Finance Corp.	5.050%	7/10/2031	50	50
	American Honda Finance Corp.	5.150%	7/9/2032	200	200
	American Honda Finance Corp.	4.900%	1/10/2034	200	194
	American Honda Finance Corp.	5.100%	1/8/2036	165	159
[3]	American University	3.672%	4/1/2049	110	82
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	250	256
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	50	40
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	50	46
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	850	524
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	200	150
	AutoNation Inc.	3.800%	11/15/2027	75	74
	AutoNation Inc.	4.450%	1/15/2029	200	198
	AutoNation Inc.	3.850%	3/1/2032	474	440
	AutoZone Inc.	3.750%	6/1/2027	283	281
	AutoZone Inc.	3.750%	4/18/2029	100	98
	AutoZone Inc.	5.100%	7/15/2029	200	203
	AutoZone Inc.	4.000%	4/15/2030	171	167
	AutoZone Inc.	5.125%	6/15/2030	140	142
	AutoZone Inc.	1.650%	1/15/2031	200	174
	AutoZone Inc.	4.750%	8/1/2032	200	198
	AutoZone Inc.	6.550%	11/1/2033	150	163
	AutoZone Inc.	5.400%	7/15/2034	100	102
	Best Buy Co. Inc.	4.450%	10/1/2028	200	200
	BorgWarner Inc.	2.650%	7/1/2027	200	196
	BorgWarner Inc.	4.950%	8/15/2029	50	51
	BorgWarner Inc.	5.400%	8/15/2034	50	51
	BorgWarner Inc.	4.375%	3/15/2045	100	82
	Brunswick Corp.	5.850%	3/18/2029	375	383
	California Endowment	2.498%	4/1/2051	50	29
	California Institute of Technology	4.321%	8/1/2045	70	60
	California Institute of Technology	4.700%	11/1/2111	50	40
	California Institute of Technology	3.650%	9/1/2119	100	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Choice Hotels International Inc.	3.700%	1/15/2031	546	512
	Choice Hotels International Inc.	5.850%	8/1/2034	200	201
	Claremont Mckenna College	3.775%	1/1/2122	150	97
	Cornell University	4.835%	6/15/2034	125	126
	Darden Restaurants Inc.	3.850%	5/1/2027	200	199
	Darden Restaurants Inc.	4.350%	10/15/2027	11	11
	Darden Restaurants Inc.	4.550%	10/15/2029	75	75
	Darden Restaurants Inc.	4.550%	2/15/2048	14	11
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	100	71
	DR Horton Inc.	4.850%	10/15/2030	150	151
	DR Horton Inc.	5.500%	10/15/2035	88	89
[3]	Duke University	2.682%	10/1/2044	100	74
[3]	Duke University	2.757%	10/1/2050	50	32
[3]	Duke University	2.832%	10/1/2055	125	77
	eBay Inc.	3.600%	6/5/2027	300	297
	eBay Inc.	4.250%	3/6/2029	158	157
	eBay Inc.	2.600%	5/10/2031	200	181
	eBay Inc.	5.125%	11/6/2035	200	197
	eBay Inc.	4.000%	7/15/2042	200	160
	eBay Inc.	3.650%	5/10/2051	200	141
	Emory University	2.143%	9/1/2030	150	137
	Emory University	2.969%	9/1/2050	50	33
	Ferguson Enterprises Inc.	4.350%	3/15/2031	65	64
	Ferguson Enterprises Inc.	5.000%	10/3/2034	130	129
	Ford Foundation	2.415%	6/1/2050	60	36
	Ford Foundation	2.815%	6/1/2070	150	84
	Ford Motor Co.	9.625%	4/22/2030	50	57
	Ford Motor Co.	4.750%	1/15/2043	423	319
	Ford Motor Co.	7.400%	11/1/2046	195	197
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	200	201
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	208	208
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	718	709
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	200	196
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	122	126
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	200	192
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	208	214
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	207
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	187
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	200	198
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	500	498
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	500	506
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	260	242
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	250	225
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	300	308
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	252	247
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	491	472
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	50	48
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	80	76
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	100	104
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	80	62
	General Motors Co.	6.800%	10/1/2027	100	103
	General Motors Co.	5.350%	4/15/2028	402	408
	General Motors Co.	5.625%	4/15/2030	500	514
	General Motors Co.	5.600%	10/15/2032	50	51
	General Motors Co.	5.000%	4/1/2035	165	158
	General Motors Co.	6.250%	4/15/2035	203	211
	General Motors Co.	6.600%	4/1/2036	150	159
	General Motors Co.	5.150%	4/1/2038	225	211
	General Motors Co.	6.250%	10/2/2043	440	432
	General Motors Co.	5.200%	4/1/2045	130	113
	General Motors Co.	6.750%	4/1/2046	100	103
	General Motors Co.	5.400%	4/1/2048	200	175
	General Motors Co.	5.950%	4/1/2049	119	111
	General Motors Financial Co. Inc.	5.000%	4/9/2027	473	475
	General Motors Financial Co. Inc.	5.400%	5/8/2027	200	202
	General Motors Financial Co. Inc.	5.000%	7/15/2027	150	151
	General Motors Financial Co. Inc.	2.700%	8/20/2027	500	488
	General Motors Financial Co. Inc.	5.050%	4/4/2028	72	73
	General Motors Financial Co. Inc.	2.400%	4/10/2028	200	192
	General Motors Financial Co. Inc.	2.400%	10/15/2028	200	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	4.200%	10/27/2028	173	171
	General Motors Financial Co. Inc.	5.800%	1/7/2029	400	412
	General Motors Financial Co. Inc.	4.300%	4/6/2029	500	495
	General Motors Financial Co. Inc.	5.550%	7/15/2029	400	409
	General Motors Financial Co. Inc.	4.900%	10/6/2029	664	667
	General Motors Financial Co. Inc.	5.850%	4/6/2030	372	385
	General Motors Financial Co. Inc.	2.350%	1/8/2031	216	192
	General Motors Financial Co. Inc.	5.750%	2/8/2031	100	103
	General Motors Financial Co. Inc.	2.700%	6/10/2031	200	179
	General Motors Financial Co. Inc.	5.600%	6/18/2031	125	128
	General Motors Financial Co. Inc.	5.625%	4/4/2032	65	66
	General Motors Financial Co. Inc.	6.100%	1/7/2034	631	655
	General Motors Financial Co. Inc.	5.950%	4/4/2034	188	193
	General Motors Financial Co. Inc.	5.900%	1/7/2035	1,089	1,109
	General Motors Financial Co. Inc.	6.150%	7/15/2035	650	672
	General Motors Financial Co. Inc.	5.450%	1/8/2036	297	293
	Genuine Parts Co.	6.500%	11/1/2028	200	207
	Genuine Parts Co.	4.950%	8/15/2029	217	216
	Genuine Parts Co.	1.875%	11/1/2030	303	261
	Genuine Parts Co.	6.875%	11/1/2033	75	81
	George Washington University	4.126%	9/15/2048	150	121
	Georgetown University	4.315%	4/1/2049	68	56
	Georgetown University	2.943%	4/1/2050	100	64
	Georgetown University	5.215%	10/1/2118	59	52
	Hasbro Inc.	3.900%	11/19/2029	350	341
	Hasbro Inc.	4.650%	3/12/2031	143	141
	Hasbro Inc.	6.350%	3/15/2040	125	130
	Hasbro Inc.	5.100%	5/15/2044	50	45
	Home Depot Inc.	2.500%	4/15/2027	395	389
	Home Depot Inc.	2.800%	9/14/2027	200	197
	Home Depot Inc.	3.750%	9/15/2028	132	131
	Home Depot Inc.	2.950%	6/15/2029	400	385
	Home Depot Inc.	4.750%	6/25/2029	200	203
	Home Depot Inc.	2.700%	4/15/2030	295	278
	Home Depot Inc.	3.950%	9/15/2030	109	108
	Home Depot Inc.	1.375%	3/15/2031	250	216
	Home Depot Inc.	4.850%	6/25/2031	175	179
	Home Depot Inc.	1.875%	9/15/2031	200	175
	Home Depot Inc.	3.250%	4/15/2032	200	187
	Home Depot Inc.	4.500%	9/15/2032	200	200
	Home Depot Inc.	4.950%	6/25/2034	100	101
	Home Depot Inc.	4.650%	9/15/2035	256	250
	Home Depot Inc.	5.875%	12/16/2036	653	695
	Home Depot Inc.	3.300%	4/15/2040	5	4
	Home Depot Inc.	5.950%	4/1/2041	175	184
	Home Depot Inc.	4.200%	4/1/2043	200	169
	Home Depot Inc.	4.875%	2/15/2044	300	274
	Home Depot Inc.	4.400%	3/15/2045	100	85
	Home Depot Inc.	4.250%	4/1/2046	330	273
	Home Depot Inc.	3.900%	6/15/2047	250	194
	Home Depot Inc.	4.500%	12/6/2048	225	189
	Home Depot Inc.	3.350%	4/15/2050	13	9
	Home Depot Inc.	2.375%	3/15/2051	200	112
	Home Depot Inc.	3.625%	4/15/2052	452	322
	Home Depot Inc.	4.950%	9/15/2052	60	53
	Home Depot Inc.	5.300%	6/25/2054	750	702
	Honda Motor Co. Ltd.	4.436%	7/8/2028	400	399
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	248
	Honda Motor Co. Ltd.	2.967%	3/10/2032	200	179
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	198
	Howard University	5.209%	10/1/2052	50	42
	Hyatt Hotels Corp.	4.375%	9/15/2028	75	74
	Hyatt Hotels Corp.	5.750%	4/23/2030	200	206
	Hyatt Hotels Corp.	5.375%	12/15/2031	200	203
	Hyatt Hotels Corp.	5.500%	6/30/2034	50	51
	Hyatt Hotels Corp.	5.400%	12/15/2035	125	122
	JD.com Inc.	3.375%	1/14/2030	200	193
	Johns Hopkins University	4.705%	7/1/2032	75	76
[3]	Johns Hopkins University	4.083%	7/1/2053	75	60
	Las Vegas Sands Corp.	5.900%	6/1/2027	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Sands Corp.	5.625%	6/15/2028	50	51
	Las Vegas Sands Corp.	6.000%	8/15/2029	50	51
	Las Vegas Sands Corp.	6.000%	6/14/2030	75	77
	Las Vegas Sands Corp.	6.200%	8/15/2034	150	154
	Lear Corp.	3.800%	9/15/2027	41	41
	Lear Corp.	4.250%	5/15/2029	150	148
	Lear Corp.	3.500%	5/30/2030	100	95
	Lear Corp.	3.550%	1/15/2052	100	66
	Leggett & Platt Inc.	3.500%	11/15/2027	125	122
	Leggett & Platt Inc.	4.400%	3/15/2029	75	73
	Leggett & Platt Inc.	3.500%	11/15/2051	100	62
	Leland Stanford Junior University	4.679%	3/1/2035	125	124
	Leland Stanford Junior University	3.647%	5/1/2048	200	155
	Lennar Corp.	5.200%	7/30/2030	125	126
	LKQ Corp.	5.750%	6/15/2028	500	509
	Lowe's Cos. Inc.	3.100%	5/3/2027	350	346
	Lowe's Cos. Inc.	3.950%	10/15/2027	470	469
	Lowe's Cos. Inc.	1.300%	4/15/2028	260	245
	Lowe's Cos. Inc.	1.700%	9/15/2028	200	188
	Lowe's Cos. Inc.	4.000%	10/15/2028	543	538
	Lowe's Cos. Inc.	6.500%	3/15/2029	67	71
	Lowe's Cos. Inc.	3.650%	4/5/2029	232	227
	Lowe's Cos. Inc.	4.500%	4/15/2030	250	250
	Lowe's Cos. Inc.	1.700%	10/15/2030	300	265
	Lowe's Cos. Inc.	4.250%	3/15/2031	407	400
	Lowe's Cos. Inc.	2.625%	4/1/2031	250	227
	Lowe's Cos. Inc.	3.750%	4/1/2032	500	473
	Lowe's Cos. Inc.	4.500%	10/15/2032	600	590
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	252
	Lowe's Cos. Inc.	5.150%	7/1/2033	52	53
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,547	1,507
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	141
	Lowe's Cos. Inc.	4.250%	9/15/2044	28	22
	Lowe's Cos. Inc.	4.050%	5/3/2047	300	230
	Lowe's Cos. Inc.	3.000%	10/15/2050	332	205
	Lowe's Cos. Inc.	3.500%	4/1/2051	300	204
	Lowe's Cos. Inc.	4.250%	4/1/2052	400	306
	Lowe's Cos. Inc.	5.625%	4/15/2053	100	94
	Lowe's Cos. Inc.	5.750%	7/1/2053	475	458
	Lowe's Cos. Inc.	5.800%	9/15/2062	261	249
	Magna International Inc.	5.050%	3/14/2029	150	152
	Magna International Inc.	2.450%	6/15/2030	100	92
	Magna International Inc.	5.875%	6/1/2035	162	168
	Marriott International Inc.	4.200%	7/15/2027	8	8
	Marriott International Inc.	4.000%	4/15/2028	50	50
	Marriott International Inc.	4.800%	3/15/2030	200	202
	Marriott International Inc.	4.625%	6/15/2030	700	700
	Marriott International Inc.	2.850%	4/15/2031	300	275
	Marriott International Inc.	4.500%	10/15/2031	19	19
	Marriott International Inc.	4.500%	5/1/2033	93	90
	Marriott International Inc.	5.300%	5/15/2034	200	202
	Marriott International Inc.	5.500%	4/15/2037	500	498
	Marriott International Inc.	5.100%	5/1/2038	250	238
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	200	189
	Masco Corp.	2.000%	2/15/2031	100	88
	Masco Corp.	4.500%	5/15/2047	100	82
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	125	115
	Massachusetts Institute of Technology	2.989%	7/1/2050	85	57
	Massachusetts Institute of Technology	3.067%	4/1/2052	100	67
	Massachusetts Institute of Technology	5.618%	6/1/2055	150	152
	Massachusetts Institute of Technology	5.600%	7/1/2111	175	171
	Massachusetts Institute of Technology	4.678%	7/1/2114	125	102
	Massachusetts Institute of Technology	3.885%	7/1/2116	100	68
	Mattel Inc.	5.000%	11/17/2030	100	100
	McDonald's Corp.	3.500%	7/1/2027	315	312
	McDonald's Corp.	3.800%	4/1/2028	350	347
	McDonald's Corp.	4.800%	8/14/2028	200	202
	McDonald's Corp.	2.625%	9/1/2029	217	206
	McDonald's Corp.	2.125%	3/1/2030	200	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	4.600%	5/15/2030	72	73
	McDonald's Corp.	4.400%	2/12/2031	253	252
	McDonald's Corp.	4.950%	3/3/2035	720	716
	McDonald's Corp.	4.700%	12/9/2035	200	196
	McDonald's Corp.	5.000%	2/13/2036	200	199
	McDonald's Corp.	6.300%	10/15/2037	150	164
	McDonald's Corp.	6.300%	3/1/2038	100	109
	McDonald's Corp.	5.700%	2/1/2039	100	104
	McDonald's Corp.	3.700%	2/15/2042	25	20
	McDonald's Corp.	3.625%	5/1/2043	100	77
	McDonald's Corp.	4.600%	5/26/2045	210	181
	McDonald's Corp.	4.875%	12/9/2045	300	267
	McDonald's Corp.	4.450%	3/1/2047	250	208
	McDonald's Corp.	4.450%	9/1/2048	150	124
	McDonald's Corp.	3.625%	9/1/2049	122	88
	McDonald's Corp.	4.200%	4/1/2050	200	158
	McDonald's Corp.	5.450%	8/14/2053	213	202
	MDC Holdings Inc.	2.500%	1/15/2031	100	88
	MDC Holdings Inc.	6.000%	1/15/2043	100	91
	MercadoLibre Inc.	4.900%	1/15/2033	135	130
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	250	290
	Mohawk Industries Inc.	3.625%	5/15/2030	125	120
	NIKE Inc.	2.850%	3/27/2030	200	189
	NIKE Inc.	3.625%	5/1/2043	125	97
	NIKE Inc.	3.375%	3/27/2050	504	351
[3]	Northwestern University	4.643%	12/1/2044	75	70
[3]	Northwestern University	2.640%	12/1/2050	50	31
[3]	Northwestern University	3.662%	12/1/2057	75	54
	NVR Inc.	3.000%	5/15/2030	200	188
	O'Reilly Automotive Inc.	3.600%	9/1/2027	325	322
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	436
	O'Reilly Automotive Inc.	5.100%	3/12/2036	115	114
	Polaris Inc.	5.600%	3/1/2031	125	124
	President & Fellows of Harvard College	4.887%	3/15/2030	100	102
	President & Fellows of Harvard College	4.609%	2/15/2035	175	173
	President & Fellows of Harvard College	4.875%	10/15/2040	225	218
	President & Fellows of Harvard College	3.150%	7/15/2046	100	72
	President & Fellows of Harvard College	3.745%	11/15/2052	100	76
	PulteGroup Inc.	4.250%	3/1/2031	200	195
	PulteGroup Inc.	6.375%	5/15/2033	242	259
	PulteGroup Inc.	4.900%	3/1/2036	200	193
	PVH Corp.	5.500%	6/13/2030	350	353
	Ralph Lauren Corp.	2.950%	6/15/2030	200	188
	Ralph Lauren Corp.	5.000%	6/15/2032	150	152
	Rockefeller Foundation	2.492%	10/1/2050	250	150
	Ross Stores Inc.	1.875%	4/15/2031	200	175
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	300	295
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	350	338
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	703	691
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	350	333
	Sands China Ltd.	5.400%	8/8/2028	400	402
	Sands China Ltd.	4.375%	6/18/2030	200	193
	Starbucks Corp.	3.500%	3/1/2028	100	98
	Starbucks Corp.	4.500%	5/15/2028	125	125
	Starbucks Corp.	4.000%	11/15/2028	200	198
	Starbucks Corp.	3.550%	8/15/2029	250	244
	Starbucks Corp.	2.250%	3/12/2030	450	413
	Starbucks Corp.	4.800%	5/15/2030	125	127
	Starbucks Corp.	2.550%	11/15/2030	990	905
	Starbucks Corp.	4.900%	2/15/2031	75	76
	Starbucks Corp.	3.000%	2/14/2032	230	210
	Starbucks Corp.	4.800%	2/15/2033	250	250
	Starbucks Corp.	5.000%	2/15/2034	75	75
	Starbucks Corp.	4.300%	6/15/2045	50	41
	Starbucks Corp.	3.750%	12/1/2047	125	92
	Starbucks Corp.	4.500%	11/15/2048	100	82
	Starbucks Corp.	3.500%	11/15/2050	250	172
	Tapestry Inc.	4.125%	7/15/2027	23	23
	Tapestry Inc.	5.100%	3/11/2030	144	146
	Tapestry Inc.	3.050%	3/15/2032	200	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	5.500%	3/11/2035	116	116
	TJX Cos. Inc.	3.875%	4/15/2030	184	181
	Toll Brothers Finance Corp.	4.350%	2/15/2028	250	249
	Toll Brothers Finance Corp.	5.600%	6/15/2035	100	102
	Toyota Motor Corp.	4.186%	6/30/2027	125	125
	Toyota Motor Corp.	4.450%	6/30/2030	150	150
	Toyota Motor Corp.	5.053%	6/30/2035	150	151
	Toyota Motor Credit Corp.	4.500%	5/14/2027	225	226
	Toyota Motor Credit Corp.	1.150%	8/13/2027	500	481
	Toyota Motor Credit Corp.	4.550%	9/20/2027	250	252
	Toyota Motor Credit Corp.	4.350%	10/8/2027	150	150
	Toyota Motor Credit Corp.	3.050%	1/11/2028	100	98
	Toyota Motor Credit Corp.	3.750%	1/12/2028	290	288
	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	192
	Toyota Motor Credit Corp.	4.050%	9/5/2028	400	398
	Toyota Motor Credit Corp.	5.250%	9/11/2028	200	205
	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	202
	Toyota Motor Credit Corp.	3.650%	1/8/2029	280	276
	Toyota Motor Credit Corp.	4.050%	3/13/2029	216	215
	Toyota Motor Credit Corp.	5.050%	5/16/2029	100	102
	Toyota Motor Credit Corp.	4.550%	8/9/2029	100	101
	Toyota Motor Credit Corp.	4.950%	1/9/2030	350	356
	Toyota Motor Credit Corp.	2.150%	2/13/2030	150	138
	Toyota Motor Credit Corp.	4.800%	5/15/2030	225	228
	Toyota Motor Credit Corp.	4.550%	5/17/2030	101	102
	Toyota Motor Credit Corp.	5.550%	11/20/2030	200	208
	Toyota Motor Credit Corp.	4.200%	1/10/2031	457	450
	Toyota Motor Credit Corp.	5.100%	3/21/2031	200	205
	Toyota Motor Credit Corp.	1.900%	9/12/2031	200	174
	Toyota Motor Credit Corp.	4.600%	10/10/2031	250	250
	Toyota Motor Credit Corp.	4.650%	9/3/2032	250	248
	Toyota Motor Credit Corp.	4.600%	3/11/2033	176	173
	Toyota Motor Credit Corp.	4.800%	1/5/2034	200	199
	Toyota Motor Credit Corp.	5.350%	1/9/2035	250	256
	Tractor Supply Co.	1.750%	11/1/2030	200	176
	Trustees of Boston College	3.129%	7/1/2052	100	67
	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	100	97
	Trustees of Dartmouth College	4.273%	6/1/2030	150	150
	Trustees of Princeton University	5.700%	3/1/2039	150	159
	Trustees of Princeton University	2.516%	7/1/2050	150	92
	Trustees of Princeton University	4.201%	3/1/2052	100	82
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	200	117
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	50	40
[3]	University of Chicago	2.547%	4/1/2050	100	64
[3]	University of Chicago	4.003%	10/1/2053	100	78
	University of Miami	4.063%	4/1/2052	100	78
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	100	76
	University of Notre Dame du Lac	3.394%	2/15/2048	125	92
[3]	University of Southern California	3.028%	10/1/2039	100	81
[3]	University of Southern California	3.841%	10/1/2047	100	79
	University of Southern California	2.945%	10/1/2051	200	128
	University of Southern California	5.250%	10/1/2111	100	91
	Washington University	3.524%	4/15/2054	100	72
	Washington University	4.349%	4/15/2122	50	37
[3]	William Marsh Rice University	3.574%	5/15/2045	150	118
	Yale University	1.482%	4/15/2030	100	90
	Yale University	2.402%	4/15/2050	100	59
					91,968
Consumer Staples (1.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	100	107
	Altria Group Inc.	4.875%	2/4/2028	150	151
	Altria Group Inc.	4.500%	8/6/2030	157	156
	Altria Group Inc.	5.625%	2/6/2035	125	128
	Altria Group Inc.	5.250%	8/6/2035	136	135
	Altria Group Inc.	3.400%	2/4/2041	500	378
	Altria Group Inc.	4.250%	8/9/2042	275	224
	Altria Group Inc.	4.500%	5/2/2043	125	104
	Altria Group Inc.	3.875%	9/16/2046	425	313
	Altria Group Inc.	5.950%	2/14/2049	225	218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Altria Group Inc.	3.700%	2/4/2051	600	412
Altria Group Inc.	6.200%	2/14/2059	70	69
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	1,720	1,675
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	1,997	1,801
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	100	98
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	475	428
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	965	977
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	1,000	967
Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	175	177
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	250	314
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	375	381
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	325	303
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	1,051	880
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	600	582
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	405	406
Archer-Daniels-Midland Co.	5.935%	10/1/2032	80	86
Archer-Daniels-Midland Co.	5.375%	9/15/2035	95	98
Archer-Daniels-Midland Co.	3.750%	9/15/2047	50	38
Archer-Daniels-Midland Co.	2.700%	9/15/2051	200	120
BAT Capital Corp.	4.700%	4/2/2027	330	331
BAT Capital Corp.	3.557%	8/15/2027	231	229
BAT Capital Corp.	2.259%	3/25/2028	500	480
BAT Capital Corp.	3.462%	9/6/2029	100	97
BAT Capital Corp.	4.906%	4/2/2030	175	177
BAT Capital Corp.	6.343%	8/2/2030	200	213
BAT Capital Corp.	5.834%	2/20/2031	200	209
BAT Capital Corp.	2.726%	3/25/2031	500	457
BAT Capital Corp.	5.350%	8/15/2032	273	280
BAT Capital Corp.	7.750%	10/19/2032	100	115
BAT Capital Corp.	4.625%	3/22/2033	325	318
BAT Capital Corp.	6.421%	8/2/2033	200	217
BAT Capital Corp.	6.000%	2/20/2034	200	211
BAT Capital Corp.	5.625%	8/15/2035	294	303
BAT Capital Corp.	4.390%	8/15/2037	525	477
BAT Capital Corp.	4.540%	8/15/2047	383	310
BAT Capital Corp.	4.758%	9/6/2049	375	310
BAT Capital Corp.	5.282%	4/2/2050	200	177
BAT Capital Corp.	5.650%	3/16/2052	200	185
BAT Capital Corp.	7.081%	8/2/2053	175	194
BAT International Finance plc	4.448%	3/16/2028	500	500
BAT International Finance plc	5.931%	2/2/2029	400	415
Brown-Forman Corp.	4.750%	4/15/2033	200	198
Brown-Forman Corp.	4.500%	7/15/2045	100	84
Bunge Ltd. Finance Corp	4.800%	3/19/2033	83	82
Bunge Ltd. Finance Corp	5.150%	3/19/2036	83	82
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	198
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	70	70
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	350	319
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	150	145
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	125	125
Campbell's Co.	4.150%	3/15/2028	175	173
Campbell's Co.	5.200%	3/21/2029	100	101
Campbell's Co.	4.550%	3/21/2031	227	220
Campbell's Co.	5.400%	3/21/2034	175	170
Campbell's Co.	4.750%	3/23/2035	150	138
Campbell's Co.	4.800%	3/15/2048	135	106
Campbell's Co.	3.125%	4/24/2050	100	60
Campbell's Co.	5.250%	10/13/2054	75	62
Church & Dwight Co. Inc.	3.150%	8/1/2027	100	99
Church & Dwight Co. Inc.	3.950%	8/1/2047	75	59
Church & Dwight Co. Inc.	5.000%	6/15/2052	100	90
Clorox Co.	3.100%	10/1/2027	50	49
Clorox Co.	3.900%	5/15/2028	50	50
Clorox Co.	4.400%	5/1/2029	150	150
Clorox Co.	1.800%	5/15/2030	50	45
Coca-Cola Co.	2.900%	5/25/2027	559	552
Coca-Cola Co.	1.000%	3/15/2028	500	473
Coca-Cola Co.	2.125%	9/6/2029	125	117
Coca-Cola Co.	3.450%	3/25/2030	250	244
Coca-Cola Co.	1.375%	3/15/2031	100	87

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Coca-Cola Co.	5.000%	5/13/2034	100	103
Coca-Cola Co.	4.650%	8/14/2034	130	131
Coca-Cola Co.	2.500%	6/1/2040	200	146
Coca-Cola Co.	2.875%	5/5/2041	500	377
Coca-Cola Co.	4.200%	3/25/2050	175	144
Coca-Cola Co.	2.600%	6/1/2050	550	333
Coca-Cola Co.	5.200%	1/14/2055	300	284
Coca-Cola Co.	2.750%	6/1/2060	300	172
Coca-Cola Co.	5.400%	5/13/2064	250	237
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	100	102
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	54	55
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	200	187
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	150	143
Colgate-Palmolive Co.	3.100%	8/15/2027	250	247
Colgate-Palmolive Co.	4.000%	8/15/2045	150	126
Conagra Brands Inc.	7.000%	10/1/2028	275	289
Conagra Brands Inc.	4.850%	11/1/2028	250	250
Conagra Brands Inc.	5.000%	8/1/2030	100	100
Conagra Brands Inc.	8.250%	9/15/2030	50	56
Conagra Brands Inc.	5.750%	8/1/2035	100	100
Conagra Brands Inc.	5.300%	11/1/2038	200	186
Conagra Brands Inc.	5.400%	11/1/2048	150	127
Constellation Brands Inc.	3.500%	5/9/2027	150	148
Constellation Brands Inc.	3.600%	2/15/2028	175	172
Constellation Brands Inc.	4.650%	11/15/2028	75	75
Constellation Brands Inc.	3.150%	8/1/2029	225	215
Constellation Brands Inc.	2.875%	5/1/2030	356	333
Constellation Brands Inc.	4.800%	5/1/2030	50	50
Constellation Brands Inc.	2.250%	8/1/2031	275	243
Constellation Brands Inc.	4.900%	5/1/2033	250	247
Constellation Brands Inc.	4.950%	11/1/2035	125	121
Constellation Brands Inc.	4.500%	5/9/2047	100	81
Constellation Brands Inc.	5.250%	11/15/2048	100	90
Constellation Brands Inc.	3.750%	5/1/2050	125	90
Costco Wholesale Corp.	1.600%	4/20/2030	700	633
Costco Wholesale Corp.	1.750%	4/20/2032	181	156
Delhaize America LLC	9.000%	4/15/2031	100	118
Diageo Capital plc	5.300%	10/24/2027	250	254
Diageo Capital plc	2.375%	10/24/2029	400	374
Diageo Capital plc	2.000%	4/29/2030	200	181
Diageo Capital plc	2.125%	4/29/2032	200	172
Diageo Capital plc	5.875%	9/30/2036	50	53
Diageo Capital plc	3.875%	4/29/2043	250	199
Diageo Finance plc	5.625%	10/5/2033	200	208
Diageo Investment Corp.	5.625%	4/15/2035	200	207
Dollar General Corp.	4.125%	5/1/2028	405	402
Dollar General Corp.	5.200%	7/5/2028	200	202
Dollar General Corp.	3.500%	4/3/2030	100	95
Dollar General Corp.	5.000%	11/1/2032	222	221
Dollar General Corp.	5.450%	7/5/2033	200	202
Dollar General Corp.	5.500%	11/1/2052	100	93
Dollar Tree Inc.	4.200%	5/15/2028	549	545
Dollar Tree Inc.	2.650%	12/1/2031	160	142
Dollar Tree Inc.	3.375%	12/1/2051	175	113
Estee Lauder Cos. Inc.	2.375%	12/1/2029	125	116
Estee Lauder Cos. Inc.	5.000%	2/14/2034	125	124
Estee Lauder Cos. Inc.	6.000%	5/15/2037	75	80
Estee Lauder Cos. Inc.	4.375%	6/15/2045	100	82
Estee Lauder Cos. Inc.	4.150%	3/15/2047	100	77
Estee Lauder Cos. Inc.	3.125%	12/1/2049	125	79
Flowers Foods Inc.	6.200%	3/15/2055	100	81
Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	100	86
General Mills Inc.	4.200%	4/17/2028	375	373
General Mills Inc.	4.875%	1/30/2030	200	201
General Mills Inc.	2.875%	4/15/2030	150	140
General Mills Inc.	2.250%	10/14/2031	250	219
General Mills Inc.	4.950%	3/29/2033	200	198
General Mills Inc.	5.250%	1/30/2035	150	148
General Mills Inc.	5.400%	6/15/2040	100	96
General Mills Inc.	3.000%	2/1/2051	50	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Haleon US Capital LLC	3.375%	3/24/2029	250	243
	Haleon US Capital LLC	3.625%	3/24/2032	700	659
	Hershey Co.	4.550%	2/24/2028	133	134
	Hershey Co.	2.450%	11/15/2029	130	122
	Hershey Co.	4.500%	5/4/2033	100	100
	Hershey Co.	3.125%	11/15/2049	150	101
	Hormel Foods Corp.	1.800%	6/11/2030	200	180
	Hormel Foods Corp.	3.050%	6/3/2051	200	128
	Ingredion Inc.	2.900%	6/1/2030	175	164
	J M Smucker Co.	3.375%	12/15/2027	150	148
	J M Smucker Co.	5.900%	11/15/2028	75	78
	J M Smucker Co.	2.375%	3/15/2030	100	92
	J M Smucker Co.	2.125%	3/15/2032	31	27
	J M Smucker Co.	6.200%	11/15/2033	200	212
	J M Smucker Co.	4.250%	3/15/2035	100	92
	J M Smucker Co.	4.375%	3/15/2045	125	102
	J M Smucker Co.	6.500%	11/15/2053	200	208
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	634	654
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.750%	3/15/2034	259	284
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	175	182
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.500%	1/15/2036	425	425
[4,6]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.625%	3/10/2037	200	200
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	4.375%	2/2/2052	400	304
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.500%	12/1/2052	300	303
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	7.250%	11/15/2053	222	244
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	2/25/2055	150	149
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.250%	3/1/2056	250	245
[4,6]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.400%	5/10/2057	175	174
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	225	220
	Kellanova	3.400%	11/15/2027	125	123
	Kellanova	4.300%	5/15/2028	100	100
	Kellanova	5.750%	5/16/2054	100	97
	Kenvue Inc.	5.050%	3/22/2028	200	203
	Kenvue Inc.	4.850%	5/22/2032	200	202
	Kenvue Inc.	4.900%	3/22/2033	200	202
	Kenvue Inc.	5.050%	3/22/2053	425	384
	Kenvue Inc.	5.200%	3/22/2063	150	134
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	100	99
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	200	202
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	175	171
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	150	141
	Keurig Dr Pepper Inc.	2.250%	3/15/2031	200	177
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	100	101
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	142
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	200	198
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	400	390
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	200	162
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	150	105
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	200	155
	Kimberly-Clark Corp.	1.050%	9/15/2027	500	479
	Kimberly-Clark Corp.	3.950%	11/1/2028	50	50
	Kimberly-Clark Corp.	3.200%	4/25/2029	150	146
	Kimberly-Clark Corp.	3.100%	3/26/2030	155	148
	Kimberly-Clark Corp.	2.000%	11/2/2031	250	222
	Kimberly-Clark Corp.	6.625%	8/1/2037	250	283
	Kimberly-Clark Corp.	5.300%	3/1/2041	25	25
	Kimberly-Clark Corp.	3.200%	7/30/2046	175	122
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	37	37
	Kraft Heinz Foods Co.	3.875%	5/15/2027	250	248
	Kraft Heinz Foods Co.	3.750%	4/1/2030	200	194
	Kraft Heinz Foods Co.	4.250%	3/1/2031	200	196
	Kraft Heinz Foods Co.	6.875%	1/26/2039	100	108
	Kraft Heinz Foods Co.	5.000%	6/4/2042	250	220
	Kraft Heinz Foods Co.	5.200%	7/15/2045	550	480
	Kraft Heinz Foods Co.	4.375%	6/1/2046	700	546
	Kraft Heinz Foods Co.	4.875%	10/1/2049	300	245
	Kraft Heinz Foods Co.	5.500%	6/1/2050	100	89
	Kroger Co.	3.700%	8/1/2027	100	99
	Kroger Co.	7.700%	6/1/2029	50	54
	Kroger Co.	8.000%	9/15/2029	125	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	2.200%	5/1/2030	100	91
	Kroger Co.	7.500%	4/1/2031	100	113
	Kroger Co.	5.000%	9/15/2034	375	370
	Kroger Co.	5.400%	7/15/2040	50	49
	Kroger Co.	5.000%	4/15/2042	125	115
	Kroger Co.	5.150%	8/1/2043	100	93
	Kroger Co.	4.450%	2/1/2047	200	164
	Kroger Co.	4.650%	1/15/2048	225	188
	Kroger Co.	5.400%	1/15/2049	150	139
	Kroger Co.	3.950%	1/15/2050	150	112
	Kroger Co.	5.500%	9/15/2054	381	354
	Kroger Co.	5.650%	9/15/2064	260	242
[6]	Maple Parent Holdings Corp.	4.750%	3/26/2029	44	44
	McCormick & Co. Inc.	3.400%	8/15/2027	150	148
	McCormick & Co. Inc.	4.150%	2/15/2029	100	99
	McCormick & Co. Inc.	2.500%	4/15/2030	250	230
	McCormick & Co. Inc.	4.950%	4/15/2033	175	173
	McCormick & Co. Inc.	4.700%	10/15/2034	100	95
	Molson Coors Beverage Co.	5.000%	5/1/2042	100	90
	Molson Coors Beverage Co.	4.200%	7/15/2046	375	293
	Mondelez International Inc.	4.250%	5/6/2028	150	150
	Mondelez International Inc.	4.750%	2/20/2029	100	101
	Mondelez International Inc.	2.750%	4/13/2030	115	107
	Mondelez International Inc.	1.875%	10/15/2032	300	255
	Mondelez International Inc.	5.125%	5/6/2035	325	326
	Mondelez International Inc.	2.625%	9/4/2050	250	146
	PepsiCo Inc.	3.000%	10/15/2027	325	320
	PepsiCo Inc.	4.450%	2/7/2028	175	176
	PepsiCo Inc.	4.450%	5/15/2028	200	202
	PepsiCo Inc.	4.100%	1/15/2029	250	250
	PepsiCo Inc.	2.625%	7/29/2029	200	190
	PepsiCo Inc.	2.750%	3/19/2030	345	326
	PepsiCo Inc.	1.625%	5/1/2030	700	631
	PepsiCo Inc.	4.300%	7/23/2030	150	150
	PepsiCo Inc.	1.400%	2/25/2031	200	174
	PepsiCo Inc.	4.650%	7/23/2032	175	176
	PepsiCo Inc.	5.000%	7/23/2035	875	884
	PepsiCo Inc.	3.500%	3/19/2040	175	145
	PepsiCo Inc.	2.625%	10/21/2041	450	322
	PepsiCo Inc.	3.600%	8/13/2042	100	80
	PepsiCo Inc.	4.450%	4/14/2046	300	260
	PepsiCo Inc.	3.450%	10/6/2046	300	222
	PepsiCo Inc.	4.000%	5/2/2047	100	80
	PepsiCo Inc.	3.375%	7/29/2049	240	170
	PepsiCo Inc.	2.875%	10/15/2049	325	209
	PepsiCo Inc.	2.750%	10/21/2051	50	31
	PepsiCo Inc.	3.875%	3/19/2060	150	112
	Philip Morris International Inc.	4.375%	11/1/2027	125	125
	Philip Morris International Inc.	5.125%	11/17/2027	200	203
	Philip Morris International Inc.	3.125%	3/2/2028	100	98
	Philip Morris International Inc.	4.125%	4/28/2028	200	200
	Philip Morris International Inc.	3.875%	10/27/2028	150	149
	Philip Morris International Inc.	4.875%	2/13/2029	200	203
	Philip Morris International Inc.	3.375%	8/15/2029	250	242
	Philip Morris International Inc.	4.625%	11/1/2029	200	202
	Philip Morris International Inc.	5.625%	11/17/2029	200	208
	Philip Morris International Inc.	5.125%	2/15/2030	200	204
	Philip Morris International Inc.	4.375%	4/30/2030	200	199
	Philip Morris International Inc.	2.100%	5/1/2030	150	137
	Philip Morris International Inc.	5.500%	9/7/2030	244	253
	Philip Morris International Inc.	4.000%	10/29/2030	234	229
	Philip Morris International Inc.	1.750%	11/1/2030	425	376
	Philip Morris International Inc.	5.125%	2/13/2031	225	230
	Philip Morris International Inc.	4.750%	11/1/2031	200	201
	Philip Morris International Inc.	4.250%	10/29/2032	430	417
	Philip Morris International Inc.	5.750%	11/17/2032	700	736
	Philip Morris International Inc.	5.375%	2/15/2033	200	206
	Philip Morris International Inc.	5.625%	9/7/2033	189	197
	Philip Morris International Inc.	5.250%	2/13/2034	400	408
	Philip Morris International Inc.	4.900%	11/1/2034	50	50

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philip Morris International Inc.	4.875%	4/30/2035	200	197
Philip Morris International Inc.	4.625%	10/29/2035	183	176
Philip Morris International Inc.	6.375%	5/16/2038	200	218
Philip Morris International Inc.	4.375%	11/15/2041	500	434
Philip Morris International Inc.	4.500%	3/20/2042	125	109
Philip Morris International Inc.	3.875%	8/21/2042	25	20
Philip Morris International Inc.	4.125%	3/4/2043	150	124
Pilgrim's Pride Corp.	4.250%	4/15/2031	300	287
Pilgrim's Pride Corp.	3.500%	3/1/2032	200	182
Pilgrim's Pride Corp.	6.250%	7/1/2033	175	183
Procter & Gamble Co.	3.000%	3/25/2030	500	479
Procter & Gamble Co.	4.050%	5/1/2030	100	100
Procter & Gamble Co.	1.200%	10/29/2030	300	263
Procter & Gamble Co.	4.100%	11/3/2032	250	246
Procter & Gamble Co.	4.550%	1/29/2034	200	200
Procter & Gamble Co.	4.600%	5/1/2035	100	100
Procter & Gamble Co.	4.350%	11/3/2035	250	242
Procter & Gamble Co.	5.550%	3/5/2037	150	159
Procter & Gamble Co.	3.550%	3/25/2040	100	85
Reynolds American Inc.	5.700%	8/15/2035	175	180
Reynolds American Inc.	7.250%	6/15/2037	100	114
Reynolds American Inc.	6.150%	9/15/2043	75	75
Reynolds American Inc.	5.850%	8/15/2045	650	629
Sysco Corp.	3.250%	7/15/2027	175	172
Sysco Corp.	5.750%	1/17/2029	100	103
Sysco Corp.	2.400%	2/15/2030	100	92
Sysco Corp.	5.950%	4/1/2030	166	172
Sysco Corp.	4.400%	7/25/2031	150	145
Sysco Corp.	6.000%	1/17/2034	100	104
Sysco Corp.	4.950%	3/25/2036	167	159
Sysco Corp.	6.600%	4/1/2040	175	186
Sysco Corp.	4.500%	4/1/2046	200	162
Sysco Corp.	4.450%	3/15/2048	100	79
Sysco Corp.	6.600%	4/1/2050	100	103
Sysco Corp.	3.150%	12/14/2051	250	154
Target Corp.	4.350%	6/15/2028	94	94
Target Corp.	3.375%	4/15/2029	200	195
Target Corp.	2.650%	9/15/2030	250	233
Target Corp.	4.500%	9/15/2034	254	247
Target Corp.	5.000%	4/15/2035	239	240
Target Corp.	5.250%	2/15/2036	200	202
Target Corp.	6.500%	10/15/2037	103	115
Target Corp.	7.000%	1/15/2038	125	145
Target Corp.	4.000%	7/1/2042	522	433
Target Corp.	3.625%	4/15/2046	52	39
Target Corp.	3.900%	11/15/2047	300	234
Tyson Foods Inc.	3.550%	6/2/2027	275	272
Tyson Foods Inc.	4.350%	3/1/2029	280	279
Tyson Foods Inc.	5.700%	3/15/2034	250	259
Tyson Foods Inc.	5.150%	8/15/2044	200	185
Tyson Foods Inc.	4.550%	6/2/2047	100	84
Tyson Foods Inc.	5.100%	9/28/2048	262	236
Unilever Capital Corp.	2.900%	5/5/2027	175	173
Unilever Capital Corp.	4.250%	8/12/2027	150	150
Unilever Capital Corp.	4.875%	9/8/2028	200	203
Unilever Capital Corp.	1.375%	9/14/2030	300	265
Unilever Capital Corp.	1.750%	8/12/2031	500	438
Unilever Capital Corp.	5.900%	11/15/2032	200	216
Unilever Capital Corp.	5.000%	12/8/2033	200	204
Unilever Capital Corp.	4.625%	8/12/2034	200	198
Walmart Inc.	4.100%	4/28/2027	225	226
Walmart Inc.	3.250%	7/8/2029	250	244
Walmart Inc.	2.375%	9/24/2029	425	402
Walmart Inc.	4.150%	9/9/2032	250	249
Walmart Inc.	4.900%	4/28/2035	150	152
Walmart Inc.	5.250%	9/1/2035	192	200
Walmart Inc.	6.200%	4/15/2038	315	351
Walmart Inc.	3.950%	6/28/2038	275	254
Walmart Inc.	5.000%	10/25/2040	100	101
Walmart Inc.	2.500%	9/22/2041	300	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	4.000%	4/11/2043	274	234
	Walmart Inc.	3.625%	12/15/2047	265	204
	Walmart Inc.	4.050%	6/29/2048	625	511
	Walmart Inc.	4.500%	9/9/2052	200	173
					78,690
Energy (1.9%)
	APA Corp.	6.100%	2/15/2035	100	103
	APA Corp.	6.750%	2/15/2055	175	176
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	200	197
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.050%	3/11/2029	100	99
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/2029	250	240
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	129	127
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.650%	6/15/2033	115	113
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.000%	6/15/2036	644	632
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.850%	6/15/2056	220	215
	Boardwalk Pipelines LP	4.450%	7/15/2027	100	100
	Boardwalk Pipelines LP	5.625%	8/1/2034	235	241
	Boardwalk Pipelines LP	5.375%	2/15/2036	200	197
	BP Capital Markets America Inc.	5.017%	11/17/2027	300	304
	BP Capital Markets America Inc.	4.234%	11/6/2028	345	345
	BP Capital Markets America Inc.	4.699%	4/10/2029	100	101
	BP Capital Markets America Inc.	4.970%	10/17/2029	200	204
	BP Capital Markets America Inc.	4.868%	11/25/2029	400	407
	BP Capital Markets America Inc.	3.633%	4/6/2030	350	341
	BP Capital Markets America Inc.	2.721%	1/12/2032	200	181
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	401
	BP Capital Markets America Inc.	4.893%	9/11/2033	535	538
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	201
	BP Capital Markets America Inc.	5.227%	11/17/2034	350	357
	BP Capital Markets America Inc.	3.060%	6/17/2041	230	173
	BP Capital Markets America Inc.	3.000%	2/24/2050	450	290
	BP Capital Markets America Inc.	2.772%	11/10/2050	250	153
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	315
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	127
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,175	759
	BP Capital Markets plc	3.279%	9/19/2027	200	198
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	500	497
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	51
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	100	94
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	100	111
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	125	134
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	51
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	100	104
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	300	316
	Canadian Natural Resources Ltd.	4.950%	6/1/2047	140	122
	Cenovus Energy Inc.	4.650%	3/20/2031	100	99
	Cenovus Energy Inc.	2.650%	1/15/2032	100	89
	Cenovus Energy Inc.	5.400%	3/20/2036	150	149
	Cenovus Energy Inc.	5.250%	6/15/2037	38	37
	Cenovus Energy Inc.	6.750%	11/15/2039	39	42
	Cenovus Energy Inc.	5.400%	6/15/2047	119	108
	Cenovus Energy Inc.	3.750%	2/15/2052	150	105
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	285	277
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	100	85
	Cheniere Energy Inc.	4.625%	10/15/2028	252	251
	Cheniere Energy Inc.	5.650%	4/15/2034	265	273
[6]	Cheniere Energy Inc.	5.200%	7/30/2036	143	141
[6]	Cheniere Energy Inc.	6.000%	7/30/2056	175	174
	Cheniere Energy Partners LP	4.500%	10/1/2029	275	273
	Cheniere Energy Partners LP	4.000%	3/1/2031	791	759
	Cheniere Energy Partners LP	3.250%	1/31/2032	350	319
	Cheniere Energy Partners LP	5.950%	6/30/2033	47	49
	Cheniere Energy Partners LP	5.750%	8/15/2034	100	103
	Cheniere Energy Partners LP	5.550%	10/30/2035	600	610
	Chevron Corp.	2.236%	5/11/2030	500	462
	Chevron USA Inc.	1.018%	8/12/2027	500	480
	Chevron USA Inc.	3.950%	8/13/2027	317	317
	Chevron USA Inc.	4.475%	2/26/2028	200	202
	Chevron USA Inc.	4.050%	8/13/2028	532	532

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chevron USA Inc.	4.687%	4/15/2030	150	152
Chevron USA Inc.	4.300%	10/15/2030	170	170
Chevron USA Inc.	4.819%	4/15/2032	150	153
Chevron USA Inc.	4.500%	10/15/2032	443	444
Chevron USA Inc.	4.980%	4/15/2035	117	119
Chevron USA Inc.	4.850%	10/15/2035	400	401
Chevron USA Inc.	2.343%	8/12/2050	200	115
CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	200	182
CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	200	152
CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	200	201
CNOOC Petroleum North America ULC	5.875%	3/10/2035	200	219
CNOOC Petroleum North America ULC	6.400%	5/15/2037	225	260
Columbia Pipeline Group Inc.	5.800%	6/1/2045	100	98
ConocoPhillips	4.875%	10/1/2047	285	251
ConocoPhillips Co.	4.700%	1/15/2030	225	227
ConocoPhillips Co.	4.850%	1/15/2032	200	203
ConocoPhillips Co.	5.050%	9/15/2033	200	204
ConocoPhillips Co.	5.000%	1/15/2035	225	226
ConocoPhillips Co.	3.758%	3/15/2042	88	71
ConocoPhillips Co.	4.300%	11/15/2044	275	231
ConocoPhillips Co.	3.800%	3/15/2052	190	139
ConocoPhillips Co.	5.300%	5/15/2053	478	442
ConocoPhillips Co.	5.550%	3/15/2054	175	168
ConocoPhillips Co.	5.500%	1/15/2055	325	310
ConocoPhillips Co.	4.025%	3/15/2062	200	144
ConocoPhillips Co.	5.700%	9/15/2063	125	120
ConocoPhillips Co.	5.650%	1/15/2065	200	191
Continental Resources Inc.	4.375%	1/15/2028	200	198
Continental Resources Inc.	4.900%	6/1/2044	125	99
Coterra Energy Inc.	3.900%	5/15/2027	200	199
Coterra Energy Inc.	5.600%	3/15/2034	105	107
Coterra Energy Inc.	5.400%	2/15/2035	310	311
Coterra Energy Inc.	5.900%	2/15/2055	50	48
DCP Midstream Operating LP	5.625%	7/15/2027	75	76
DCP Midstream Operating LP	3.250%	2/15/2032	181	165
DCP Midstream Operating LP	5.600%	4/1/2044	40	38
Devon Energy Corp.	5.250%	10/15/2027	100	100
Devon Energy Corp.	5.875%	6/15/2028	130	130
Devon Energy Corp.	4.500%	1/15/2030	130	130
Devon Energy Corp.	7.875%	9/30/2031	160	184
Devon Energy Corp.	7.950%	4/15/2032	163	187
Devon Energy Corp.	4.750%	5/15/2042	130	114
Devon Energy Corp.	5.000%	6/15/2045	150	132
Diamondback Energy Inc.	5.200%	4/18/2027	150	151
Diamondback Energy Inc.	3.500%	12/1/2029	200	193
Diamondback Energy Inc.	5.150%	1/30/2030	150	153
Diamondback Energy Inc.	6.250%	3/15/2033	190	203
Diamondback Energy Inc.	5.400%	4/18/2034	230	234
Diamondback Energy Inc.	5.550%	4/1/2035	180	184
Diamondback Energy Inc.	4.400%	3/24/2051	200	160
Diamondback Energy Inc.	4.250%	3/15/2052	100	77
Diamondback Energy Inc.	6.250%	3/15/2053	200	202
Diamondback Energy Inc.	5.750%	4/18/2054	265	251
Diamondback Energy Inc.	5.900%	4/18/2064	175	166
Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	100	104
Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	100	94
Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	100	102
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	100	95
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	125	106
Enbridge Energy Partners LP	7.500%	4/15/2038	150	174
Enbridge Energy Partners LP	5.500%	9/15/2040	125	122
Enbridge Inc.	5.250%	4/5/2027	200	202
Enbridge Inc.	3.700%	7/15/2027	150	149
Enbridge Inc.	4.600%	6/20/2028	75	75
Enbridge Inc.	6.000%	11/15/2028	125	130
Enbridge Inc.	4.200%	11/20/2028	150	149
Enbridge Inc.	5.300%	4/5/2029	200	204
Enbridge Inc.	3.125%	11/15/2029	200	191
Enbridge Inc.	4.900%	6/20/2030	100	101
Enbridge Inc.	6.200%	11/15/2030	525	557

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Enbridge Inc.	4.500%	2/15/2031	189	187
Enbridge Inc.	5.700%	3/8/2033	400	415
Enbridge Inc.	2.500%	8/1/2033	200	170
Enbridge Inc.	5.625%	4/5/2034	100	103
Enbridge Inc.	5.550%	6/20/2035	65	66
Enbridge Inc.	5.200%	11/20/2035	112	111
Enbridge Inc.	5.450%	3/27/2036	1,050	1,060
Enbridge Inc.	4.500%	6/10/2044	100	83
Enbridge Inc.	5.500%	12/1/2046	135	129
Enbridge Inc.	3.400%	8/1/2051	200	134
Enbridge Inc.	6.700%	11/15/2053	165	179
Enbridge Inc.	5.950%	4/5/2054	250	248
Enbridge Inc.	7.200%	6/27/2054	120	126
Enbridge Inc.	7.375%	3/15/2055	50	52
Energy Transfer LP	5.500%	6/1/2027	300	303
Energy Transfer LP	5.550%	2/15/2028	950	968
Energy Transfer LP	4.950%	5/15/2028	200	202
Energy Transfer LP	5.250%	4/15/2029	425	433
Energy Transfer LP	5.250%	7/1/2029	73	75
Energy Transfer LP	5.200%	4/1/2030	32	33
Energy Transfer LP	3.750%	5/15/2030	250	242
Energy Transfer LP	4.550%	1/15/2031	265	263
Energy Transfer LP	5.750%	2/15/2033	200	208
Energy Transfer LP	6.550%	12/1/2033	600	648
Energy Transfer LP	5.550%	5/15/2034	150	153
Energy Transfer LP	5.600%	9/1/2034	207	211
Energy Transfer LP	5.700%	4/1/2035	101	104
Energy Transfer LP	5.350%	1/15/2036	177	176
Energy Transfer LP	6.625%	10/15/2036	225	243
Energy Transfer LP	5.800%	6/15/2038	150	152
Energy Transfer LP	6.050%	6/1/2041	100	100
Energy Transfer LP	6.500%	2/1/2042	275	286
Energy Transfer LP	4.950%	1/15/2043	175	152
Energy Transfer LP	5.300%	4/1/2044	300	269
Energy Transfer LP	5.000%	5/15/2044	100	87
Energy Transfer LP	5.150%	3/15/2045	175	153
Energy Transfer LP	5.350%	5/15/2045	45	40
Energy Transfer LP	6.125%	12/15/2045	200	196
Energy Transfer LP	5.300%	4/15/2047	200	177
Energy Transfer LP	5.400%	10/1/2047	275	244
Energy Transfer LP	6.250%	4/15/2049	320	314
Energy Transfer LP	5.000%	5/15/2050	555	460
Energy Transfer LP	5.950%	5/15/2054	640	601
Energy Transfer LP	6.050%	9/1/2054	191	182
Energy Transfer LP	6.200%	4/1/2055	150	146
Energy Transfer LP	6.300%	1/15/2056	200	197
Enterprise Products Operating LLC	4.300%	6/20/2028	325	325
Enterprise Products Operating LLC	3.125%	7/31/2029	200	193
Enterprise Products Operating LLC	2.800%	1/31/2030	300	283
Enterprise Products Operating LLC	4.600%	1/15/2031	450	451
Enterprise Products Operating LLC	6.875%	3/1/2033	175	196
Enterprise Products Operating LLC	4.850%	1/31/2034	75	75
Enterprise Products Operating LLC	4.950%	2/15/2035	150	150
Enterprise Products Operating LLC	5.200%	1/15/2036	350	352
Enterprise Products Operating LLC	7.550%	4/15/2038	150	178
Enterprise Products Operating LLC	6.125%	10/15/2039	300	319
Enterprise Products Operating LLC	5.950%	2/1/2041	175	182
Enterprise Products Operating LLC	4.450%	2/15/2043	300	260
Enterprise Products Operating LLC	4.850%	3/15/2044	335	302
Enterprise Products Operating LLC	5.100%	2/15/2045	100	92
Enterprise Products Operating LLC	4.900%	5/15/2046	425	379
Enterprise Products Operating LLC	4.250%	2/15/2048	100	81
Enterprise Products Operating LLC	4.800%	2/1/2049	100	87
Enterprise Products Operating LLC	4.200%	1/31/2050	350	278
Enterprise Products Operating LLC	3.200%	2/15/2052	300	196
Enterprise Products Operating LLC	3.300%	2/15/2053	200	132
Enterprise Products Operating LLC	5.550%	2/16/2055	250	240
Enterprise Products Operating LLC	3.950%	1/31/2060	200	144
Enterprise Products Operating LLC	5.250%	8/16/2077	100	99
Enterprise Products Operating LLC	5.375%	2/15/2078	200	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
EOG Resources Inc.	4.400%	7/15/2028	100	100
EOG Resources Inc.	4.375%	4/15/2030	200	199
EOG Resources Inc.	4.400%	1/15/2031	100	99
EOG Resources Inc.	5.000%	7/15/2032	337	341
EOG Resources Inc.	5.350%	1/15/2036	275	279
EOG Resources Inc.	4.950%	4/15/2050	200	177
EOG Resources Inc.	5.650%	12/1/2054	125	122
EOG Resources Inc.	5.950%	7/15/2055	175	178
EQT Corp.	3.900%	10/1/2027	59	58
EQT Corp.	5.700%	4/1/2028	200	204
EQT Corp.	5.000%	1/15/2029	200	202
EQT Corp.	7.000%	2/1/2030	200	214
EQT Corp.	5.750%	2/1/2034	300	309
Equinor ASA	7.250%	9/23/2027	250	261
Equinor ASA	4.250%	6/2/2028	103	103
Equinor ASA	3.625%	9/10/2028	175	173
Equinor ASA	2.375%	5/22/2030	400	370
Equinor ASA	4.500%	9/3/2030	77	77
Equinor ASA	4.750%	11/14/2035	185	182
Equinor ASA	5.100%	8/17/2040	125	122
Equinor ASA	4.250%	11/23/2041	175	152
Equinor ASA	3.950%	5/15/2043	125	102
Equinor ASA	4.800%	11/8/2043	175	160
Equinor ASA	3.250%	11/18/2049	225	155
Equinor ASA	3.700%	4/6/2050	405	303
Expand Energy Corp.	5.375%	3/15/2030	300	303
Expand Energy Corp.	4.750%	2/1/2032	200	195
Expand Energy Corp.	5.700%	1/15/2035	75	76
Exxon Mobil Corp.	2.440%	8/16/2029	250	238
Exxon Mobil Corp.	2.610%	10/15/2030	650	607
Exxon Mobil Corp.	2.995%	8/16/2039	100	79
Exxon Mobil Corp.	4.227%	3/19/2040	400	362
Exxon Mobil Corp.	3.567%	3/6/2045	235	182
Exxon Mobil Corp.	4.114%	3/1/2046	200	165
Exxon Mobil Corp.	4.327%	3/19/2050	805	669
Exxon Mobil Corp.	3.452%	4/15/2051	500	356
Halliburton Co.	2.920%	3/1/2030	200	189
Halliburton Co.	6.700%	9/15/2038	345	379
Halliburton Co.	7.450%	9/15/2039	500	585
Halliburton Co.	5.000%	11/15/2045	200	177
Helmerich & Payne Inc.	4.650%	12/1/2027	250	250
Helmerich & Payne Inc.	4.850%	12/1/2029	200	200
Helmerich & Payne Inc.	2.900%	9/29/2031	100	89
Helmerich & Payne Inc.	5.500%	12/1/2034	50	49
Hess Corp.	4.300%	4/1/2027	487	487
Hess Corp.	7.300%	8/15/2031	180	203
Hess Corp.	7.125%	3/15/2033	100	114
Hess Corp.	6.000%	1/15/2040	75	79
Hess Corp.	5.600%	2/15/2041	1,650	1,680
HF Sinclair Corp.	5.750%	1/15/2031	200	204
HF Sinclair Corp.	5.500%	9/1/2032	102	102
HF Sinclair Corp.	6.250%	1/15/2035	175	181
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	715	815
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	52
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	250	271
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/2039	200	214
Kinder Morgan Energy Partners LP	6.550%	9/15/2040	200	214
Kinder Morgan Energy Partners LP	5.625%	9/1/2041	50	49
Kinder Morgan Energy Partners LP	4.700%	11/1/2042	150	131
Kinder Morgan Energy Partners LP	5.000%	3/1/2043	75	67
Kinder Morgan Inc.	4.300%	3/1/2028	200	200
Kinder Morgan Inc.	5.150%	6/1/2030	50	51
Kinder Morgan Inc.	7.800%	8/1/2031	140	160
Kinder Morgan Inc.	7.750%	1/15/2032	265	304
Kinder Morgan Inc.	5.300%	12/1/2034	175	177
Kinder Morgan Inc.	5.850%	6/1/2035	900	943
Kinder Morgan Inc.	5.550%	6/1/2045	425	405
Kinder Morgan Inc.	5.050%	2/15/2046	175	156
Kinder Morgan Inc.	3.600%	2/15/2051	200	138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Inc.	5.450%	8/1/2052	130	120
Kinder Morgan Inc.	5.950%	8/1/2054	280	278
Marathon Petroleum Corp.	5.150%	3/1/2030	120	122
Marathon Petroleum Corp.	5.700%	3/1/2035	295	303
Marathon Petroleum Corp.	6.500%	3/1/2041	300	319
Marathon Petroleum Corp.	4.500%	4/1/2048	260	206
Marathon Petroleum Corp.	5.000%	9/15/2054	100	84
MPLX LP	4.250%	12/1/2027	275	274
MPLX LP	4.000%	3/15/2028	400	397
MPLX LP	2.650%	8/15/2030	155	143
MPLX LP	4.950%	9/1/2032	149	149
MPLX LP	5.000%	3/1/2033	200	199
MPLX LP	5.500%	6/1/2034	250	253
MPLX LP	5.400%	4/1/2035	112	112
MPLX LP	5.400%	9/15/2035	350	348
MPLX LP	5.300%	4/1/2036	350	345
MPLX LP	4.500%	4/15/2038	400	360
MPLX LP	4.700%	4/15/2048	400	326
MPLX LP	4.950%	3/14/2052	260	216
MPLX LP	5.650%	3/1/2053	200	183
MPLX LP	5.950%	4/1/2055	111	106
MPLX LP	6.200%	9/15/2055	200	197
MPLX LP	6.100%	4/1/2056	150	146
NOV Inc.	3.600%	12/1/2029	200	193
NOV Inc.	3.950%	12/1/2042	125	98
Occidental Petroleum Corp.	8.875%	7/15/2030	176	200
Occidental Petroleum Corp.	6.625%	9/1/2030	111	119
Occidental Petroleum Corp.	7.500%	5/1/2031	153	170
Occidental Petroleum Corp.	7.875%	9/15/2031	85	97
Occidental Petroleum Corp.	5.375%	1/1/2032	280	285
Occidental Petroleum Corp.	5.550%	10/1/2034	210	213
Occidental Petroleum Corp.	6.450%	9/15/2036	301	321
Occidental Petroleum Corp.	7.950%	6/15/2039	43	50
Occidental Petroleum Corp.	6.200%	3/15/2040	128	131
Occidental Petroleum Corp.	6.600%	3/15/2046	196	203
Occidental Petroleum Corp.	4.400%	4/15/2046	75	59
Occidental Petroleum Corp.	4.200%	3/15/2048	55	41
Occidental Petroleum Corp.	6.050%	10/1/2054	175	170
ONEOK Inc.	4.250%	9/24/2027	400	399
ONEOK Inc.	4.550%	7/15/2028	200	200
ONEOK Inc.	5.650%	11/1/2028	100	103
ONEOK Inc.	4.350%	3/15/2029	100	99
ONEOK Inc.	5.375%	6/1/2029	90	92
ONEOK Inc.	3.400%	9/1/2029	245	236
ONEOK Inc.	3.100%	3/15/2030	200	189
ONEOK Inc.	3.250%	6/1/2030	200	189
ONEOK Inc.	4.750%	10/15/2031	125	124
ONEOK Inc.	4.950%	10/15/2032	158	157
ONEOK Inc.	6.050%	9/1/2033	350	367
ONEOK Inc.	5.050%	11/1/2034	325	317
ONEOK Inc.	5.400%	10/15/2035	325	323
ONEOK Inc.	5.150%	10/15/2043	125	111
ONEOK Inc.	5.600%	4/1/2044	60	55
ONEOK Inc.	5.050%	4/1/2045	80	69
ONEOK Inc.	4.250%	9/15/2046	200	153
ONEOK Inc.	4.950%	7/13/2047	110	93
ONEOK Inc.	4.200%	10/3/2047	150	113
ONEOK Inc.	5.200%	7/15/2048	40	35
ONEOK Inc.	4.850%	2/1/2049	100	82
ONEOK Inc.	4.450%	9/1/2049	150	119
ONEOK Inc.	7.150%	1/15/2051	120	130
ONEOK Inc.	6.625%	9/1/2053	250	257
ONEOK Inc.	5.700%	11/1/2054	285	260
ONEOK Inc.	6.250%	10/15/2055	425	417
ONEOK Inc.	5.850%	11/1/2064	140	128
ONEOK Partners LP	6.125%	2/1/2041	150	152
Ovintiv Inc.	5.650%	5/15/2028	100	103
Ovintiv Inc.	7.375%	11/1/2031	50	55
Ovintiv Inc.	6.250%	7/15/2033	100	106
Ovintiv Inc.	6.500%	8/15/2034	150	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ovintiv Inc.	6.625%	8/15/2037	100	106
	Ovintiv Inc.	6.500%	2/1/2038	100	105
	Ovintiv Inc.	7.100%	7/15/2053	75	81
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	50	50
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	107
	Phillips 66	3.900%	3/15/2028	150	149
	Phillips 66	2.150%	12/15/2030	100	90
	Phillips 66	4.650%	11/15/2034	300	290
	Phillips 66	5.875%	5/1/2042	620	621
	Phillips 66	4.875%	11/15/2044	440	382
	Phillips 66 Co.	4.950%	12/1/2027	200	202
	Phillips 66 Co.	3.150%	12/15/2029	100	95
	Phillips 66 Co.	5.250%	6/15/2031	200	205
	Phillips 66 Co.	4.950%	3/15/2035	105	103
	Phillips 66 Co.	4.680%	2/15/2045	245	206
	Phillips 66 Co.	5.875%	3/15/2056	225	222
	Phillips 66 Co.	6.200%	3/15/2056	134	133
	Pioneer Natural Resources Co.	1.900%	8/15/2030	300	270
	Pioneer Natural Resources Co.	2.150%	1/15/2031	200	180
	Plains All American Pipeline LP	5.950%	6/15/2035	175	180
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	275	266
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/2030	200	193
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	161	161
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	85	87
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	185	186
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/2037	100	108
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/2042	110	99
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/2044	200	170
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/2045	50	43
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	300	299
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	550	546
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	142	148
[6]	Shell Finance US Inc.	3.875%	11/13/2028	68	67
	Shell Finance US Inc.	2.375%	11/7/2029	582	546
	Shell Finance US Inc.	2.750%	4/6/2030	50	47
	Shell Finance US Inc.	4.125%	11/6/2030	154	153
	Shell Finance US Inc.	4.125%	5/11/2035	300	285
	Shell Finance US Inc.	4.750%	1/6/2036	175	172
[6]	Shell Finance US Inc.	6.375%	12/15/2038	475	522
[6]	Shell Finance US Inc.	5.500%	3/25/2040	175	177
	Shell Finance US Inc.	4.550%	8/12/2043	300	264
	Shell Finance US Inc.	4.375%	5/11/2045	430	366
	Shell Finance US Inc.	4.000%	5/10/2046	640	509
[6]	Shell Finance US Inc.	3.125%	11/7/2049	200	133
[6]	Shell Finance US Inc.	3.000%	11/26/2051	200	128
	Shell International Finance BV	2.875%	11/26/2041	200	145
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	100	100
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	150	151
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	215	214
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	125	119
	Spectra Energy Partners LP	4.500%	3/15/2045	325	272
	Suncor Energy Inc.	5.950%	12/1/2034	125	131
	Suncor Energy Inc.	6.800%	5/15/2038	273	298
	Suncor Energy Inc.	4.000%	11/15/2047	100	75
	Suncor Energy Inc.	3.750%	3/4/2051	200	141
	Targa Resources Corp.	4.350%	1/15/2029	105	105
	Targa Resources Corp.	6.150%	3/1/2029	175	182
	Targa Resources Corp.	4.900%	9/15/2030	125	126
	Targa Resources Corp.	4.200%	2/1/2033	200	190
	Targa Resources Corp.	6.125%	3/15/2033	284	300
	Targa Resources Corp.	5.500%	2/15/2035	175	177
	Targa Resources Corp.	5.550%	8/15/2035	171	172
	Targa Resources Corp.	5.650%	2/15/2036	55	56
	Targa Resources Corp.	5.400%	7/30/2036	420	417
	Targa Resources Corp.	4.950%	4/15/2052	75	63
	Targa Resources Corp.	6.250%	7/1/2052	90	90
	Targa Resources Corp.	6.500%	2/15/2053	200	205
	Targa Resources Corp.	6.125%	5/15/2055	171	167
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	100	100
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	200	200
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	200	190
	TC PipeLines LP	3.900%	5/25/2027	50	50
	TotalEnergies Capital International SA	2.829%	1/10/2030	490	465
	TotalEnergies Capital International SA	2.986%	6/29/2041	140	104
	TotalEnergies Capital International SA	3.461%	7/12/2049	150	106
	TotalEnergies Capital International SA	3.127%	5/29/2050	440	290
	TotalEnergies Capital International SA	3.386%	6/29/2060	130	83
	TotalEnergies Capital SA	5.150%	4/5/2034	225	230
	TotalEnergies Capital SA	4.724%	9/10/2034	411	409
	TotalEnergies Capital SA	5.488%	4/5/2054	300	288
	TotalEnergies Capital SA	5.275%	9/10/2054	100	93
	TotalEnergies Capital SA	5.638%	4/5/2064	225	216
	TotalEnergies Capital SA	5.425%	9/10/2064	225	209
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	259	257
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	203	201
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	289	284
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	250	249
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	400	392
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	735	711
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	150	154
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	300	312
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	175	185
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	200	208
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	300	304
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	100	99
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	200	190
[6]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	428	425
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	100	84
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	100	75
[6]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	97	95
	Valero Energy Corp.	5.150%	3/10/2036	150	148
	Valero Energy Corp.	6.625%	6/15/2037	300	328
	Valero Energy Corp.	3.650%	12/1/2051	100	68
	Valero Energy Partners LP	4.500%	3/15/2028	75	75
	Viper Energy Partners LLC	4.900%	8/1/2030	50	50
	Viper Energy Partners LLC	5.700%	8/1/2035	115	116
	Western Midstream Operating LP	4.750%	8/15/2028	54	54
	Western Midstream Operating LP	6.350%	1/15/2029	100	104
	Western Midstream Operating LP	4.800%	3/1/2031	100	99
	Western Midstream Operating LP	5.500%	12/15/2035	411	404
	Western Midstream Operating LP	5.450%	4/1/2044	105	94
	Western Midstream Operating LP	5.300%	3/1/2048	200	169
	Western Midstream Operating LP	5.250%	2/1/2050	200	169
	Williams Cos. Inc.	3.750%	6/15/2027	300	298
	Williams Cos. Inc.	5.300%	8/15/2028	138	141
	Williams Cos. Inc.	4.900%	3/15/2029	200	202
	Williams Cos. Inc.	4.800%	11/15/2029	100	101
	Williams Cos. Inc.	4.625%	6/30/2030	125	125
	Williams Cos. Inc.	3.500%	11/15/2030	200	190
	Williams Cos. Inc.	2.600%	3/15/2031	200	181
	Williams Cos. Inc.	4.650%	8/15/2032	200	198
	Williams Cos. Inc.	5.650%	3/15/2033	305	316
	Williams Cos. Inc.	5.150%	3/15/2034	225	225
	Williams Cos. Inc.	5.600%	3/15/2035	200	205
	Williams Cos. Inc.	5.300%	9/30/2035	200	200
	Williams Cos. Inc.	5.150%	3/15/2036	208	205
	Williams Cos. Inc.	6.300%	4/15/2040	100	106
	Williams Cos. Inc.	5.800%	11/15/2043	100	98
	Williams Cos. Inc.	5.400%	3/4/2044	315	293
	Williams Cos. Inc.	5.750%	6/24/2044	100	97
	Williams Cos. Inc.	5.100%	9/15/2045	200	181
	Williams Cos. Inc.	4.850%	3/1/2048	150	128
	Williams Cos. Inc.	3.500%	10/15/2051	100	68
	Williams Cos. Inc.	5.300%	8/15/2052	130	117
	Williams Cos. Inc.	5.800%	11/15/2054	175	169
	Williams Cos. Inc.	6.000%	3/15/2055	100	99
	Williams Cos. Inc.	5.950%	3/15/2056	228	224
	Woodside Finance Ltd.	4.900%	5/19/2028	240	242
	Woodside Finance Ltd.	5.400%	5/19/2030	263	269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Woodside Finance Ltd.	5.700%	5/19/2032	225	233
Woodside Finance Ltd.	5.100%	9/12/2034	70	69
Woodside Finance Ltd.	6.000%	5/19/2035	355	370
Woodside Finance Ltd.	5.700%	9/12/2054	130	122
				102,196
Financials (7.1%)
ACE Capital Trust II	9.700%	4/1/2030	50	59
Aegon Ltd.	5.500%	4/11/2048	200	200
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	300	297
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	500	501
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	300	297
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	200	205
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	825	794
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	150	148
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	200	210
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	150	147
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	500	455
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.750%	1/15/2033	150	146
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	500	442
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/2034	250	249
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	300	292
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	38	37
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	300	240
Affiliated Managers Group Inc.	3.300%	6/15/2030	300	282
Affiliated Managers Group Inc.	5.500%	2/15/2036	174	171
Aflac Inc.	4.750%	1/15/2049	235	202
Air Lease Corp.	3.625%	4/1/2027	75	74
Air Lease Corp.	3.625%	12/1/2027	200	197
Air Lease Corp.	2.100%	9/1/2028	500	470
Air Lease Corp.	3.250%	10/1/2029	100	95
Air Lease Corp.	3.000%	2/1/2030	225	209
Air Lease Corp.	3.125%	12/1/2030	750	690
Alleghany Corp.	3.625%	5/15/2030	100	97
Alleghany Corp.	4.900%	9/15/2044	100	89
Alleghany Corp.	3.250%	8/15/2051	250	164
Allstate Corp.	5.050%	6/24/2029	100	102
Allstate Corp.	1.450%	12/15/2030	100	87
Allstate Corp.	5.250%	3/30/2033	200	204
Allstate Corp.	5.550%	5/9/2035	100	103
Allstate Corp.	4.500%	6/15/2043	625	533
Allstate Corp.	4.200%	12/15/2046	440	349
Allstate Corp.	3.850%	8/10/2049	100	74
Allstate Corp.	6.500%	5/15/2067	100	102
Ally Financial Inc.	2.200%	11/2/2028	450	424
Ally Financial Inc.	5.737%	5/15/2029	50	51
Ally Financial Inc.	6.992%	6/13/2029	200	208
Ally Financial Inc.	8.000%	11/1/2031	400	444
American Express Co.	3.300%	5/3/2027	350	347
American Express Co.	5.043%	7/26/2028	250	252
American Express Co.	4.731%	4/25/2029	225	226
American Express Co.	4.351%	7/20/2029	200	200
American Express Co.	5.282%	7/27/2029	200	204
American Express Co.	5.085%	1/30/2031	150	153
American Express Co.	5.016%	4/25/2031	275	279
American Express Co.	6.489%	10/30/2031	200	215
American Express Co.	4.989%	5/26/2033	150	149
American Express Co.	4.918%	7/20/2033	1,100	1,103
American Express Co.	5.043%	5/1/2034	192	192
American Express Co.	5.915%	4/25/2035	90	93
American Express Co.	5.284%	7/26/2035	250	252
American Express Co.	5.442%	1/30/2036	170	173
American Express Co.	5.667%	4/25/2036	900	931
American Express Co.	4.804%	10/24/2036	400	387
American Financial Group Inc.	5.250%	4/2/2030	114	117
American Financial Group Inc.	5.000%	9/23/2035	107	103
American Financial Group Inc.	4.500%	6/15/2047	110	89
American International Group Inc.	3.400%	6/30/2030	120	114
American International Group Inc.	3.875%	1/15/2035	100	92
American International Group Inc.	4.500%	7/16/2044	100	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.750%	4/1/2048	200	173
	American National Group Inc.	5.750%	10/1/2029	100	101
	American National Group Inc.	6.000%	7/15/2035	200	195
	Ameriprise Financial Inc.	5.150%	5/15/2033	200	204
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	200
	Aon Corp.	4.500%	12/15/2028	100	100
	Aon Corp.	3.750%	5/2/2029	90	88
	Aon Corp.	2.800%	5/15/2030	405	377
	Aon Corp.	6.250%	9/30/2040	100	107
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	225	231
	Aon Global Ltd.	4.600%	6/14/2044	175	148
	Aon Global Ltd.	4.750%	5/15/2045	100	86
	Aon North America Inc.	5.300%	3/1/2031	200	204
	Aon North America Inc.	5.450%	3/1/2034	500	511
	Aon North America Inc.	5.750%	3/1/2054	675	650
[6]	Apollo Debt Solutions BDC	5.200%	12/8/2028	75	74
	Apollo Debt Solutions BDC	6.900%	4/13/2029	250	256
	Apollo Debt Solutions BDC	5.875%	8/30/2030	100	98
[6]	Apollo Debt Solutions BDC	5.700%	1/23/2031	200	195
	Apollo Debt Solutions BDC	6.700%	7/29/2031	175	177
	Apollo Debt Solutions BDC	6.550%	3/15/2032	100	100
	Apollo Global Management Inc.	6.375%	11/15/2033	75	79
	Apollo Global Management Inc.	5.150%	8/12/2035	143	139
	Apollo Global Management Inc.	5.700%	3/30/2036	199	199
	Apollo Global Management Inc.	5.800%	5/21/2054	100	93
	Apollo Global Management Inc.	6.000%	12/15/2054	90	84
	Arch Capital Finance LLC	5.031%	12/15/2046	100	90
	Arch Capital Group Ltd.	7.350%	5/1/2034	50	57
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	143
	Arch Capital Group US Inc.	5.144%	11/1/2043	50	46
	Ares Capital Corp.	2.875%	6/15/2027	224	218
	Ares Capital Corp.	5.875%	3/1/2029	175	176
	Ares Capital Corp.	5.950%	7/15/2029	200	201
	Ares Capital Corp.	5.500%	9/1/2030	225	221
	Ares Capital Corp.	5.100%	1/15/2031	400	385
	Ares Capital Corp.	5.250%	4/12/2031	133	129
	Ares Capital Corp.	5.800%	3/8/2032	100	99
	Ares Management Corp.	5.600%	10/11/2054	150	132
	Ares Strategic Income Fund	5.700%	3/15/2028	180	180
[6]	Ares Strategic Income Fund	5.450%	9/9/2028	100	99
[6]	Ares Strategic Income Fund	4.850%	1/15/2029	250	242
	Ares Strategic Income Fund	6.350%	8/15/2029	200	201
	Ares Strategic Income Fund	5.600%	2/15/2030	130	127
[6]	Ares Strategic Income Fund	5.800%	9/9/2030	150	146
[6]	Ares Strategic Income Fund	5.150%	1/15/2031	250	236
[6]	Ares Strategic Income Fund	5.550%	4/15/2031	244	234
	Ares Strategic Income Fund	6.200%	3/21/2032	200	196
	Arthur J Gallagher & Co.	4.600%	12/15/2027	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/2029	25	25
	Arthur J Gallagher & Co.	5.000%	2/15/2032	30	30
	Arthur J Gallagher & Co.	5.500%	3/2/2033	200	205
	Arthur J Gallagher & Co.	6.500%	2/15/2034	100	108
	Arthur J Gallagher & Co.	5.150%	2/15/2035	300	298
	Arthur J Gallagher & Co.	5.750%	3/2/2053	200	191
	Arthur J Gallagher & Co.	5.750%	7/15/2054	100	96
	Arthur J Gallagher & Co.	5.550%	2/15/2055	135	126
	Associated Banc-Corp	6.455%	8/29/2030	50	51
	Assurant Inc.	4.900%	3/27/2028	100	100
	Assurant Inc.	5.550%	2/15/2036	100	100
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	100	104
	Athene Holding Ltd.	4.125%	1/12/2028	200	198
	Athene Holding Ltd.	6.150%	4/3/2030	210	217
	Athene Holding Ltd.	3.500%	1/15/2031	500	464
	Athene Holding Ltd.	5.875%	1/15/2034	375	373
	Athene Holding Ltd.	3.950%	5/25/2051	5	3
	Athene Holding Ltd.	3.450%	5/15/2052	600	365
	Athene Holding Ltd.	6.250%	4/1/2054	300	276
	Athene Holding Ltd.	6.625%	10/15/2054	100	92
	Athene Holding Ltd.	6.875%	6/28/2055	150	140
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	250	252

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	350	354
AXA SA	8.600%	12/15/2030	112	129
AXIS Specialty Finance LLC	4.900%	1/15/2040	50	48
AXIS Specialty Finance plc	4.000%	12/6/2027	550	546
Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	100	97
Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	150	144
Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	400	395
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	226
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	200	208
Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	400	389
Banco Santander SA	4.250%	4/11/2027	600	599
Banco Santander SA	5.294%	8/18/2027	200	202
Banco Santander SA	3.800%	2/23/2028	200	197
Banco Santander SA	4.379%	4/12/2028	200	199
Banco Santander SA	5.365%	7/15/2028	200	202
Banco Santander SA	6.607%	11/7/2028	200	210
Banco Santander SA	5.538%	3/14/2030	200	205
Banco Santander SA	2.958%	3/25/2031	600	549
Banco Santander SA	5.439%	7/15/2031	200	206
Banco Santander SA	6.921%	8/8/2033	400	432
Banco Santander SA	6.938%	11/7/2033	200	224
Banco Santander SA	6.350%	3/14/2034	400	420
Banco Santander SA	6.033%	1/17/2035	200	209
Banco Santander SA	5.127%	11/6/2035	200	195
Bank of America Corp.	3.248%	10/21/2027	750	740
Bank of America Corp.	4.183%	11/25/2027	560	558
Bank of America Corp.	3.705%	4/24/2028	350	347
Bank of America Corp.	3.593%	7/21/2028	800	792
Bank of America Corp.	6.204%	11/10/2028	350	360
Bank of America Corp.	3.419%	12/20/2028	1,334	1,311
Bank of America Corp.	3.970%	3/5/2029	225	223
Bank of America Corp.	5.202%	4/25/2029	450	456
Bank of America Corp.	2.087%	6/14/2029	1,500	1,427
Bank of America Corp.	4.271%	7/23/2029	575	573
Bank of America Corp.	3.974%	2/7/2030	150	148
Bank of America Corp.	2.884%	10/22/2030	300	284
Bank of America Corp.	5.162%	1/24/2031	1,932	1,968
Bank of America Corp.	2.496%	2/13/2031	750	693
Bank of America Corp.	2.592%	4/29/2031	2,000	1,848
Bank of America Corp.	4.456%	2/6/2032	278	274
Bank of America Corp.	2.687%	4/22/2032	500	454
Bank of America Corp.	2.299%	7/21/2032	5,000	4,412
Bank of America Corp.	2.572%	10/20/2032	1,500	1,335
Bank of America Corp.	2.972%	2/4/2033	925	837
Bank of America Corp.	5.015%	7/22/2033	500	503
Bank of America Corp.	5.288%	4/25/2034	1,450	1,467
Bank of America Corp.	5.872%	9/15/2034	300	314
Bank of America Corp.	5.468%	1/23/2035	700	714
Bank of America Corp.	5.425%	8/15/2035	180	180
Bank of America Corp.	5.518%	10/25/2035	425	425
Bank of America Corp.	5.511%	1/24/2036	300	306
Bank of America Corp.	5.464%	5/9/2036	250	255
Bank of America Corp.	2.482%	9/21/2036	400	346
Bank of America Corp.	6.110%	1/29/2037	335	352
Bank of America Corp.	5.045%	2/6/2037	850	839
Bank of America Corp.	4.244%	4/24/2038	300	272
Bank of America Corp.	7.750%	5/14/2038	240	285
Bank of America Corp.	4.078%	4/23/2040	550	478
Bank of America Corp.	2.676%	6/19/2041	1,000	717
Bank of America Corp.	5.875%	2/7/2042	300	309
Bank of America Corp.	3.311%	4/22/2042	400	305
Bank of America Corp.	4.875%	4/1/2044	300	276
Bank of America Corp.	4.750%	4/21/2045	100	87
Bank of America Corp.	4.443%	1/20/2048	100	84
Bank of America Corp.	4.330%	3/15/2050	250	203
Bank of America Corp.	4.083%	3/20/2051	1,500	1,159
Bank of America Corp.	2.831%	10/24/2051	500	306
Bank of America Corp.	3.483%	3/13/2052	500	347
Bank of America Corp.	2.972%	7/21/2052	400	252
Bank of America NA	6.000%	10/15/2036	250	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	5.203%	2/1/2028	200	203
	Bank of Montreal	5.717%	9/25/2028	200	206
	Bank of Montreal	5.511%	6/4/2031	300	311
	Bank of Montreal	4.439%	1/14/2032	500	493
	Bank of Montreal	3.803%	12/15/2032	500	492
	Bank of New York Mellon	4.729%	4/20/2029	250	252
	Bank of New York Mellon Corp.	3.250%	5/16/2027	150	149
	Bank of New York Mellon Corp.	4.441%	6/9/2028	100	100
	Bank of New York Mellon Corp.	4.890%	7/21/2028	200	201
	Bank of New York Mellon Corp.	5.802%	10/25/2028	200	204
	Bank of New York Mellon Corp.	4.543%	2/1/2029	200	201
	Bank of New York Mellon Corp.	3.300%	8/23/2029	100	96
	Bank of New York Mellon Corp.	6.317%	10/25/2029	200	209
	Bank of New York Mellon Corp.	4.026%	1/22/2030	169	167
	Bank of New York Mellon Corp.	4.975%	3/14/2030	200	203
	Bank of New York Mellon Corp.	4.942%	2/11/2031	600	608
	Bank of New York Mellon Corp.	2.500%	1/26/2032	80	72
	Bank of New York Mellon Corp.	5.060%	7/22/2032	140	143
	Bank of New York Mellon Corp.	5.834%	10/25/2033	200	212
	Bank of New York Mellon Corp.	4.706%	2/1/2034	200	198
	Bank of New York Mellon Corp.	4.967%	4/26/2034	1,200	1,201
	Bank of New York Mellon Corp.	5.188%	3/14/2035	200	203
	Bank of New York Mellon Corp.	5.316%	6/6/2036	100	101
	Bank of Nova Scotia	5.400%	6/4/2027	120	122
	Bank of Nova Scotia	5.250%	6/12/2028	200	204
	Bank of Nova Scotia	5.450%	8/1/2029	125	129
	Bank of Nova Scotia	4.247%	2/2/2030	94	93
	Bank of Nova Scotia	5.130%	2/14/2031	202	206
	Bank of Nova Scotia	2.450%	2/2/2032	200	177
	Bank of Nova Scotia	4.740%	11/10/2032	200	199
	Bank of Nova Scotia	5.650%	2/1/2034	200	208
	Bank of Nova Scotia	4.813%	2/2/2034	83	82
	Bank of Nova Scotia	4.588%	5/4/2037	200	191
	Barclays plc	4.337%	1/10/2028	200	199
	Barclays plc	4.836%	5/9/2028	400	400
	Barclays plc	5.501%	8/9/2028	325	329
	Barclays plc	4.837%	9/10/2028	80	80
	Barclays plc	7.385%	11/2/2028	375	391
	Barclays plc	5.086%	2/25/2029	200	202
	Barclays plc	4.972%	5/16/2029	500	503
	Barclays plc	6.490%	9/13/2029	326	339
	Barclays plc	4.476%	11/11/2029	200	199
	Barclays plc	5.690%	3/12/2030	225	231
	Barclays plc	4.219%	5/24/2030	94	93
	Barclays plc	5.088%	6/20/2030	345	346
	Barclays plc	4.942%	9/10/2030	119	120
	Barclays plc	5.367%	2/25/2031	200	203
	Barclays plc	2.645%	6/24/2031	400	366
	Barclays plc	4.521%	2/24/2032	200	196
	Barclays plc	5.746%	8/9/2033	325	334
	Barclays plc	7.437%	11/2/2033	1,125	1,257
	Barclays plc	7.119%	6/27/2034	270	294
	Barclays plc	5.335%	9/10/2035	650	643
	Barclays plc	3.564%	9/23/2035	250	233
	Barclays plc	5.785%	2/25/2036	675	684
	Barclays plc	5.207%	2/24/2037	77	75
	Barclays plc	5.250%	8/17/2045	250	231
	Barclays plc	5.860%	8/11/2046	185	182
	Barclays plc	4.950%	1/10/2047	200	177
	Barclays plc	6.036%	3/12/2055	400	410
	Barings BDC Inc.	5.200%	9/15/2028	50	49
[6]	Barings Private Credit Corp.	6.150%	6/11/2030	75	73
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	140	150
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	750	611
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	180	148
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	425	267
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	534	402
	BGC Group Inc.	6.150%	4/2/2030	100	102
	BlackRock Funding Inc.	4.700%	3/14/2029	200	203
	BlackRock Funding Inc.	5.000%	3/14/2034	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BlackRock Funding Inc.	4.900%	1/8/2035	150	151
	BlackRock Funding Inc.	5.250%	3/14/2054	275	256
	BlackRock Funding Inc.	5.350%	1/8/2055	150	142
	Blackrock Inc.	3.250%	4/30/2029	90	88
	Blackrock Inc.	2.400%	4/30/2030	380	353
	Blackrock Inc.	2.100%	2/25/2032	600	525
	Blackrock Inc.	4.750%	5/25/2033	200	201
	Blackstone Private Credit Fund	4.950%	9/26/2027	70	69
	Blackstone Private Credit Fund	5.950%	7/16/2029	450	443
	Blackstone Private Credit Fund	5.050%	9/10/2030	125	118
	Blackstone Private Credit Fund	6.250%	1/25/2031	90	89
	Blackstone Private Credit Fund	5.350%	3/12/2031	200	190
	Blackstone Private Credit Fund	6.000%	11/22/2034	300	281
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	114	112
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	100	98
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	236	228
	Blackstone Secured Lending Fund	5.875%	11/15/2027	150	151
	Blackstone Secured Lending Fund	5.350%	4/13/2028	450	447
	Blackstone Secured Lending Fund	5.125%	1/31/2031	250	240
	Blue Owl Capital Corp.	2.875%	6/11/2028	125	116
	Blue Owl Capital Corp.	5.950%	3/15/2029	200	198
	Blue Owl Capital Corp.	6.200%	7/15/2030	300	296
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	200	205
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	200	199
	Blue Owl Finance LLC	6.250%	4/18/2034	350	338
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	50	49
[6]	BNP Paribas SA	3.052%	1/13/2031	50	47
	Brighthouse Financial Inc.	4.700%	6/22/2047	173	117
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	75	70
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	178
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	125	127
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	400	390
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	375	371
	Brookfield Capital Finance LLC	6.087%	6/14/2033	100	104
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/2032	120	104
	Brookfield Finance Inc.	3.900%	1/25/2028	125	124
	Brookfield Finance Inc.	4.850%	3/29/2029	150	151
	Brookfield Finance Inc.	4.350%	4/15/2030	205	202
	Brookfield Finance Inc.	4.700%	9/20/2047	185	154
	Brookfield Finance Inc.	3.500%	3/30/2051	150	100
	Brookfield Finance Inc.	5.968%	3/4/2054	240	232
	Brookfield Finance Inc.	5.813%	3/3/2055	100	95
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/2050	125	82
	Brown & Brown Inc.	4.700%	6/23/2028	50	50
	Brown & Brown Inc.	4.500%	3/15/2029	75	75
	Brown & Brown Inc.	4.900%	6/23/2030	50	50
	Brown & Brown Inc.	2.375%	3/15/2031	500	440
	Brown & Brown Inc.	5.250%	6/23/2032	50	50
	Brown & Brown Inc.	5.550%	6/23/2035	225	225
	Brown & Brown Inc.	6.250%	6/23/2055	175	174
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	200	199
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	115	116
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,336	1,347
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	109	108
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	200	188
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	200	214
	Capital One Financial Corp.	3.650%	5/11/2027	800	794
	Capital One Financial Corp.	3.800%	1/31/2028	300	297
	Capital One Financial Corp.	5.468%	2/1/2029	200	203
	Capital One Financial Corp.	5.700%	2/1/2030	595	610
	Capital One Financial Corp.	3.273%	3/1/2030	230	221
	Capital One Financial Corp.	5.463%	7/26/2030	300	306
	Capital One Financial Corp.	4.493%	9/11/2031	100	98
	Capital One Financial Corp.	7.624%	10/30/2031	200	221
	Capital One Financial Corp.	4.722%	1/30/2032	190	187
	Capital One Financial Corp.	2.618%	11/2/2032	250	220
	Capital One Financial Corp.	6.700%	11/29/2032	250	272
	Capital One Financial Corp.	5.817%	2/1/2034	732	749
	Capital One Financial Corp.	6.377%	6/8/2034	300	316
	Capital One Financial Corp.	6.051%	2/1/2035	205	212

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Capital One Financial Corp.	5.884%	7/26/2035	175	179
Capital One Financial Corp.	6.183%	1/30/2036	305	310
Capital One Financial Corp.	5.197%	9/11/2036	1,850	1,793
Capital One NA	4.650%	9/13/2028	250	251
Capital One NA	2.700%	2/6/2030	100	93
Capital Southwest Corp.	5.950%	9/18/2030	121	119
Carlyle Secured Lending Inc.	6.750%	2/18/2030	50	50
Carlyle Secured Lending Inc.	5.750%	2/15/2031	150	142
Charles Schwab Corp.	3.200%	1/25/2028	100	98
Charles Schwab Corp.	4.000%	2/1/2029	125	124
Charles Schwab Corp.	5.643%	5/19/2029	220	226
Charles Schwab Corp.	3.250%	5/22/2029	100	97
Charles Schwab Corp.	2.750%	10/1/2029	50	47
Charles Schwab Corp.	6.196%	11/17/2029	220	230
Charles Schwab Corp.	4.625%	3/22/2030	50	51
Charles Schwab Corp.	2.300%	5/13/2031	500	450
Charles Schwab Corp.	4.343%	11/14/2031	175	173
Charles Schwab Corp.	2.900%	3/3/2032	395	358
Charles Schwab Corp.	5.853%	5/19/2034	300	315
Charles Schwab Corp.	6.136%	8/24/2034	235	250
Charles Schwab Corp.	4.914%	11/14/2036	105	102
Chubb Corp.	6.000%	5/11/2037	1,125	1,200
Chubb Corp.	6.500%	5/15/2038	95	105
Chubb INA Holdings LLC	5.000%	3/15/2034	125	126
Chubb INA Holdings LLC	4.900%	8/15/2035	296	292
Chubb INA Holdings LLC	6.700%	5/15/2036	200	225
Chubb INA Holdings LLC	4.150%	3/13/2043	100	84
Chubb INA Holdings LLC	4.350%	11/3/2045	350	295
Chubb INA Holdings LLC	2.850%	12/15/2051	100	62
Chubb INA Holdings LLC	3.050%	12/15/2061	200	120
Cincinnati Financial Corp.	6.920%	5/15/2028	100	105
Cincinnati Financial Corp.	6.125%	11/1/2034	75	79
Citibank NA	4.838%	8/6/2029	350	354
Citibank NA	4.914%	5/29/2030	250	254
Citibank NA	5.570%	4/30/2034	250	259
Citigroup Inc.	4.450%	9/29/2027	1,230	1,230
Citigroup Inc.	4.643%	5/7/2028	175	175
Citigroup Inc.	4.658%	5/24/2028	350	351
Citigroup Inc.	3.668%	7/24/2028	900	891
Citigroup Inc.	4.125%	7/25/2028	100	99
Citigroup Inc.	3.520%	10/27/2028	580	571
Citigroup Inc.	5.174%	2/13/2030	450	457
Citigroup Inc.	3.980%	3/20/2030	475	467
Citigroup Inc.	4.542%	9/19/2030	350	349
Citigroup Inc.	2.976%	11/5/2030	300	283
Citigroup Inc.	2.666%	1/29/2031	500	464
Citigroup Inc.	4.412%	3/31/2031	750	741
Citigroup Inc.	4.952%	5/7/2031	175	176
Citigroup Inc.	2.572%	6/3/2031	500	459
Citigroup Inc.	4.503%	9/11/2031	270	267
Citigroup Inc.	6.625%	6/15/2032	100	109
Citigroup Inc.	2.520%	11/3/2032	475	419
Citigroup Inc.	3.057%	1/25/2033	230	208
Citigroup Inc.	3.785%	3/17/2033	600	563
Citigroup Inc.	4.910%	5/24/2033	220	219
Citigroup Inc.	6.270%	11/17/2033	500	534
Citigroup Inc.	6.174%	5/25/2034	350	363
Citigroup Inc.	5.827%	2/13/2035	1,050	1,063
Citigroup Inc.	6.125%	8/25/2036	75	78
Citigroup Inc.	5.174%	9/11/2036	1,217	1,205
Citigroup Inc.	3.878%	1/24/2039	225	194
Citigroup Inc.	8.125%	7/15/2039	562	701
Citigroup Inc.	5.411%	9/19/2039	350	343
Citigroup Inc.	5.316%	3/26/2041	1,000	968
Citigroup Inc.	5.875%	1/30/2042	100	101
Citigroup Inc.	5.300%	5/6/2044	375	346
Citigroup Inc.	4.650%	7/30/2045	200	175
Citigroup Inc.	4.750%	5/18/2046	375	316
Citigroup Inc.	4.650%	7/23/2048	450	381
Citigroup Inc.	5.612%	3/4/2056	175	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citizens Bank NA/Providence RI	4.192%	1/29/2029	83	82
	Citizens Financial Group Inc.	5.841%	1/23/2030	200	206
	Citizens Financial Group Inc.	2.500%	2/6/2030	200	184
	Citizens Financial Group Inc.	5.253%	3/5/2031	120	121
	Citizens Financial Group Inc.	2.638%	9/30/2032	125	107
	Citizens Financial Group Inc.	6.645%	4/25/2035	129	138
	Citizens Financial Group Inc.	5.299%	1/29/2036	76	75
	CME Group Inc.	4.400%	3/15/2030	200	201
	CME Group Inc.	2.650%	3/15/2032	500	453
	CME Group Inc.	5.300%	9/15/2043	200	197
	CNA Financial Corp.	3.450%	8/15/2027	100	99
	CNA Financial Corp.	3.900%	5/1/2029	100	98
	CNA Financial Corp.	5.125%	2/15/2034	170	168
	CNA Financial Corp.	5.200%	8/15/2035	200	196
	CNO Financial Group Inc.	5.250%	5/30/2029	100	100
	CNO Financial Group Inc.	6.450%	6/15/2034	125	129
	Commonwealth Bank of Australia	4.423%	3/14/2028	250	251
	Commonwealth Bank of Australia	4.355%	3/27/2029	250	251
	Commonwealth Bank of Australia	4.150%	10/1/2030	250	248
	Cooperatieve Rabobank UA	4.883%	1/21/2028	250	254
	Cooperatieve Rabobank UA	4.800%	1/9/2029	250	254
[4]	Cooperatieve Rabobank UA	4.322%	4/1/2029	250	250
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	252
	Cooperatieve Rabobank UA	5.250%	5/24/2041	100	97
	Cooperatieve Rabobank UA	5.750%	12/1/2043	250	243
	Cooperatieve Rabobank UA	5.250%	8/4/2045	250	228
	Corebridge Financial Inc.	3.850%	4/5/2029	185	181
	Corebridge Financial Inc.	3.900%	4/5/2032	500	469
	Corebridge Financial Inc.	6.050%	9/15/2033	400	419
	Corebridge Financial Inc.	5.750%	1/15/2034	432	443
	Corebridge Financial Inc.	4.350%	4/5/2042	100	82
	Corebridge Financial Inc.	4.400%	4/5/2052	215	167
	Corebridge Financial Inc.	6.875%	12/15/2052	150	152
	Corebridge Financial Inc.	6.375%	9/15/2054	150	147
	Deutsche Bank AG	6.720%	1/18/2029	325	337
	Deutsche Bank AG	6.819%	11/20/2029	275	289
	Deutsche Bank AG	5.297%	5/9/2031	400	404
	Deutsche Bank AG	4.950%	8/4/2031	1,179	1,175
	Deutsche Bank AG	3.547%	9/18/2031	1,000	940
	Deutsche Bank AG	3.729%	1/14/2032	250	232
	Deutsche Bank AG	4.725%	2/6/2032	135	133
	Deutsche Bank AG	3.035%	5/28/2032	160	145
	Deutsche Bank AG	4.875%	12/1/2032	240	239
	Deutsche Bank AG	3.742%	1/7/2033	215	196
	Deutsche Bank AG	7.079%	2/10/2034	200	214
	Deutsche Bank AG	5.403%	9/11/2035	350	348
	Discover Financial Services	7.964%	11/2/2034	175	201
	Eaton Vance Corp.	3.500%	4/6/2027	100	99
	Enact Holdings Inc.	6.250%	5/28/2029	125	129
	Enstar Group Ltd.	4.950%	6/1/2029	142	141
	Enstar Group Ltd.	3.100%	9/1/2031	100	88
	Equifax Inc.	5.100%	6/1/2028	400	405
	Equifax Inc.	4.800%	9/15/2029	100	101
	Equifax Inc.	3.100%	5/15/2030	120	112
	Equifax Inc.	2.350%	9/15/2031	200	175
	Equitable Holdings Inc.	4.350%	4/20/2028	93	93
	Equitable Holdings Inc.	5.594%	1/11/2033	100	102
	Equitable Holdings Inc.	5.000%	4/20/2048	238	206
	Essent Group Ltd.	6.250%	7/1/2029	100	103
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	100	84
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	500	301
	F&G Annuities & Life Inc.	6.250%	10/4/2034	85	81
	FactSet Research Systems Inc.	3.450%	3/1/2032	100	90
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	50	50
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	100	100
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	200	205
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	125	131
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	175	176
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	100	98
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	125	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Financial Inc.	3.400%	6/15/2030	100	94
	Fidelity National Financial Inc.	2.450%	3/15/2031	275	243
	Fidelity National Information Services Inc.	1.650%	3/1/2028	200	189
	Fidelity National Information Services Inc.	3.750%	5/21/2029	100	97
	Fidelity National Information Services Inc.	2.250%	3/1/2031	300	266
	Fidelity National Information Services Inc.	3.100%	3/1/2041	200	144
	Fifth Third Bancorp	2.550%	5/5/2027	100	98
	Fifth Third Bancorp	3.950%	3/14/2028	75	74
	Fifth Third Bancorp	6.339%	7/27/2029	200	207
	Fifth Third Bancorp	4.772%	7/28/2030	125	125
	Fifth Third Bancorp	5.631%	1/29/2032	275	283
	Fifth Third Bancorp	4.566%	4/29/2032	221	217
	Fifth Third Bancorp	5.141%	1/29/2037	183	178
	Fifth Third Bancorp	8.250%	3/1/2038	200	241
	Fifth Third Bank NA	5.332%	8/25/2033	250	250
	Fifth Third Financial Corp.	4.000%	2/1/2029	90	89
	Fifth Third Financial Corp.	5.982%	1/30/2030	200	207
	First American Financial Corp.	2.400%	8/15/2031	200	172
	First American Financial Corp.	5.450%	9/30/2034	100	98
	First Horizon Corp.	5.514%	3/7/2031	450	456
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	75	77
	Fiserv Inc.	2.250%	6/1/2027	300	292
	Fiserv Inc.	4.200%	10/1/2028	200	198
	Fiserv Inc.	3.500%	7/1/2029	831	796
	Fiserv Inc.	4.750%	3/15/2030	250	248
	Fiserv Inc.	2.650%	6/1/2030	200	182
	Fiserv Inc.	4.550%	2/15/2031	104	102
	Fiserv Inc.	5.625%	8/21/2033	94	95
	Fiserv Inc.	5.450%	3/15/2034	182	181
	Fiserv Inc.	5.150%	8/12/2034	200	194
	Fiserv Inc.	5.250%	8/11/2035	224	218
	Fiserv Inc.	4.400%	7/1/2049	415	314
[6]	Franklin BSP Capital Corp.	6.000%	10/2/2030	100	95
	Franklin Resources Inc.	2.950%	8/12/2051	200	124
	GATX Corp.	3.500%	3/15/2028	100	98
	GATX Corp.	4.550%	11/7/2028	150	151
	GATX Corp.	4.700%	4/1/2029	75	75
	GATX Corp.	3.500%	6/1/2032	50	46
	GATX Corp.	6.900%	5/1/2034	200	219
	GATX Corp.	5.500%	6/15/2035	125	126
	GATX Corp.	4.500%	3/30/2045	50	41
	GATX Corp.	3.100%	6/1/2051	200	126
	GATX Corp.	6.050%	6/5/2054	150	149
	Global Payments Inc.	4.550%	3/15/2028	133	132
	Global Payments Inc.	4.500%	11/15/2028	450	446
	Global Payments Inc.	4.875%	11/15/2030	330	324
	Global Payments Inc.	2.900%	11/15/2031	200	175
	Global Payments Inc.	5.400%	8/15/2032	200	198
	Global Payments Inc.	5.200%	11/15/2032	278	270
	Global Payments Inc.	5.400%	3/15/2033	187	183
	Global Payments Inc.	5.550%	11/15/2035	313	301
	Global Payments Inc.	4.150%	8/15/2049	200	142
	Global Payments Inc.	5.950%	8/15/2052	75	69
	Globe Life Inc.	4.550%	9/15/2028	80	80
	Globe Life Inc.	5.850%	9/15/2034	80	82
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	106	102
	Goldman Sachs Capital I	6.345%	2/15/2034	225	235
	Goldman Sachs Group Inc.	3.691%	6/5/2028	625	619
	Goldman Sachs Group Inc.	4.482%	8/23/2028	475	475
	Goldman Sachs Group Inc.	4.148%	1/21/2029	422	419
	Goldman Sachs Group Inc.	3.814%	4/23/2029	450	444
	Goldman Sachs Group Inc.	4.223%	5/1/2029	475	472
	Goldman Sachs Group Inc.	6.484%	10/24/2029	450	471
	Goldman Sachs Group Inc.	3.800%	3/15/2030	1,250	1,215
	Goldman Sachs Group Inc.	5.727%	4/25/2030	225	232
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,500	1,517
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,425	1,426
	Goldman Sachs Group Inc.	5.207%	1/28/2031	275	280
	Goldman Sachs Group Inc.	4.369%	10/21/2031	370	363
	Goldman Sachs Group Inc.	2.650%	10/21/2032	800	710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.102%	2/24/2033	300	271
	Goldman Sachs Group Inc.	5.851%	4/25/2035	55	57
	Goldman Sachs Group Inc.	5.330%	7/23/2035	570	572
	Goldman Sachs Group Inc.	5.016%	10/23/2035	475	466
	Goldman Sachs Group Inc.	6.450%	5/1/2036	50	53
	Goldman Sachs Group Inc.	5.065%	1/21/2037	2,345	2,296
	Goldman Sachs Group Inc.	6.750%	10/1/2037	975	1,051
	Goldman Sachs Group Inc.	4.017%	10/31/2038	405	353
	Goldman Sachs Group Inc.	4.411%	4/23/2039	500	448
	Goldman Sachs Group Inc.	6.250%	2/1/2041	675	712
	Goldman Sachs Group Inc.	5.387%	2/2/2041	472	457
	Goldman Sachs Group Inc.	3.210%	4/22/2042	1,030	763
	Goldman Sachs Group Inc.	5.150%	5/22/2045	475	425
	Goldman Sachs Group Inc.	5.561%	11/19/2045	525	504
	Goldman Sachs Group Inc.	5.541%	1/21/2047	469	447
	Goldman Sachs Group Inc.	5.734%	1/28/2056	525	511
[6]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	50	50
[6]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	103	101
[6]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	115	114
[6]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	70	68
	Golub Capital BDC Inc.	7.050%	12/5/2028	255	261
	Golub Capital Private Credit Fund	5.800%	9/12/2029	50	49
	Golub Capital Private Credit Fund	5.875%	5/1/2030	200	196
[6]	Golub Capital Private Credit Fund	5.600%	4/15/2031	67	64
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	225	229
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	150	151
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	200	205
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	103	100
	Hanover Insurance Group Inc.	5.500%	9/1/2035	100	99
	Hartford Insurance Group Inc.	2.800%	8/19/2029	350	332
	Hartford Insurance Group Inc.	5.950%	10/15/2036	50	53
	Hartford Insurance Group Inc.	6.100%	10/1/2041	100	105
	Hartford Insurance Group Inc.	4.300%	4/15/2043	175	147
	Hartford Insurance Group Inc.	3.600%	8/19/2049	125	90
	Hartford Insurance Group Inc.	2.900%	9/15/2051	200	124
	Hercules Capital Inc.	6.000%	6/16/2030	200	196
	Horace Mann Educators Corp.	4.700%	10/1/2030	94	93
[6]	HPS Corporate Lending Fund	5.300%	6/5/2027	50	50
	HPS Corporate Lending Fund	5.450%	1/14/2028	150	149
[6]	HPS Corporate Lending Fund	4.900%	9/11/2028	103	100
[6]	HPS Corporate Lending Fund	5.150%	4/2/2029	150	146
[6]	HPS Corporate Lending Fund	5.850%	6/5/2030	200	195
[6]	HPS Corporate Lending Fund	5.450%	11/15/2030	152	145
[6]	HPS Corporate Lending Fund	5.650%	4/2/2031	250	240
	HSBC Bank USA NA	7.000%	1/15/2039	250	279
	HSBC Holdings plc	5.210%	8/11/2028	815	821
	HSBC Holdings plc	2.013%	9/22/2028	750	723
	HSBC Holdings plc	5.130%	11/19/2028	200	202
	HSBC Holdings plc	4.899%	3/3/2029	225	226
	HSBC Holdings plc	4.583%	6/19/2029	400	400
	HSBC Holdings plc	2.206%	8/17/2029	500	473
	HSBC Holdings plc	4.950%	3/31/2030	250	253
	HSBC Holdings plc	3.973%	5/22/2030	570	557
	HSBC Holdings plc	5.286%	11/19/2030	200	203
	HSBC Holdings plc	5.130%	3/3/2031	200	202
	HSBC Holdings plc	2.848%	6/4/2031	800	739
	HSBC Holdings plc	4.675%	3/10/2032	200	197
	HSBC Holdings plc	2.804%	5/24/2032	500	449
	HSBC Holdings plc	2.871%	11/22/2032	1,225	1,095
	HSBC Holdings plc	4.762%	3/29/2033	300	292
	HSBC Holdings plc	5.402%	8/11/2033	275	279
	HSBC Holdings plc	8.113%	11/3/2033	250	286
	HSBC Holdings plc	6.254%	3/9/2034	350	371
	HSBC Holdings plc	6.547%	6/20/2034	200	210
	HSBC Holdings plc	7.399%	11/13/2034	200	221
	HSBC Holdings plc	5.719%	3/4/2035	700	717
	HSBC Holdings plc	5.874%	11/18/2035	307	311
	HSBC Holdings plc	5.450%	3/3/2036	500	502
	HSBC Holdings plc	6.500%	5/2/2036	600	630
	HSBC Holdings plc	5.790%	5/13/2036	345	354

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Holdings plc	5.741%	9/10/2036	400	400
HSBC Holdings plc	5.133%	11/6/2036	428	419
HSBC Holdings plc	6.500%	9/15/2037	50	53
HSBC Holdings plc	6.800%	6/1/2038	200	215
HSBC Holdings plc	6.332%	3/9/2044	550	579
HSBC Holdings plc	5.250%	3/14/2044	750	702
HSBC USA Inc.	4.650%	6/3/2028	200	201
Huntington Bancshares Inc.	4.443%	8/4/2028	200	200
Huntington Bancshares Inc.	6.208%	8/21/2029	205	213
Huntington Bancshares Inc.	2.550%	2/4/2030	250	232
Huntington Bancshares Inc.	5.272%	1/15/2031	225	228
Huntington Bancshares Inc.	4.623%	1/28/2032	115	113
Huntington Bancshares Inc.	5.709%	2/2/2035	217	221
Huntington Bancshares Inc.	2.487%	8/15/2036	100	86
Huntington Bancshares Inc.	6.141%	11/18/2039	250	254
Huntington Bancshares Inc.	5.605%	1/28/2041	75	73
Huntington National Bank	4.871%	4/12/2028	250	251
Huntington National Bank	4.552%	5/17/2028	250	250
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	250	248
ING Groep NV	4.550%	10/2/2028	200	200
ING Groep NV	4.858%	3/25/2029	200	201
ING Groep NV	4.050%	4/9/2029	200	197
ING Groep NV	5.335%	3/19/2030	270	276
ING Groep NV	5.066%	3/25/2031	200	202
ING Groep NV	4.803%	3/23/2032	156	155
ING Groep NV	6.114%	9/11/2034	250	264
ING Groep NV	5.550%	3/19/2035	500	507
ING Groep NV	5.525%	3/25/2036	200	202
ING Groep NV	5.420%	3/23/2037	140	140
Intercontinental Exchange Inc.	3.100%	9/15/2027	150	148
Intercontinental Exchange Inc.	4.000%	9/15/2027	150	149
Intercontinental Exchange Inc.	3.625%	9/1/2028	250	246
Intercontinental Exchange Inc.	3.750%	9/21/2028	75	74
Intercontinental Exchange Inc.	3.950%	12/1/2028	104	103
Intercontinental Exchange Inc.	4.350%	6/15/2029	122	122
Intercontinental Exchange Inc.	2.100%	6/15/2030	750	682
Intercontinental Exchange Inc.	4.200%	3/15/2031	140	138
Intercontinental Exchange Inc.	1.850%	9/15/2032	500	421
Intercontinental Exchange Inc.	4.600%	3/15/2033	415	411
Intercontinental Exchange Inc.	2.650%	9/15/2040	500	362
Intercontinental Exchange Inc.	4.250%	9/21/2048	175	140
Intercontinental Exchange Inc.	3.000%	6/15/2050	60	38
Intercontinental Exchange Inc.	4.950%	6/15/2052	111	98
Intercontinental Exchange Inc.	3.000%	9/15/2060	300	174
Intercontinental Exchange Inc.	5.200%	6/15/2062	110	98
Invesco Finance plc	5.375%	11/30/2043	75	71
Jackson Financial Inc.	3.125%	11/23/2031	250	223
Jefferies Financial Group Inc.	5.875%	7/21/2028	200	204
Jefferies Financial Group Inc.	4.150%	1/23/2030	300	290
Jefferies Financial Group Inc.	2.625%	10/15/2031	500	435
Jefferies Financial Group Inc.	6.200%	4/14/2034	275	280
Jefferies Financial Group Inc.	6.250%	1/15/2036	75	76
Jefferies Financial Group Inc.	6.500%	1/20/2043	75	73
JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	988
JPMorgan Chase & Co.	5.571%	4/22/2028	350	354
JPMorgan Chase & Co.	3.540%	5/1/2028	350	347
JPMorgan Chase & Co.	4.979%	7/22/2028	165	166
JPMorgan Chase & Co.	4.505%	10/22/2028	125	125
JPMorgan Chase & Co.	3.509%	1/23/2029	575	566
JPMorgan Chase & Co.	4.915%	1/24/2029	160	161
JPMorgan Chase & Co.	4.005%	4/23/2029	300	297
JPMorgan Chase & Co.	2.069%	6/1/2029	625	595
JPMorgan Chase & Co.	4.203%	7/23/2029	250	249
JPMorgan Chase & Co.	5.299%	7/24/2029	515	525
JPMorgan Chase & Co.	6.087%	10/23/2029	212	220
JPMorgan Chase & Co.	4.452%	12/5/2029	300	300
JPMorgan Chase & Co.	5.012%	1/23/2030	305	309
JPMorgan Chase & Co.	5.581%	4/22/2030	2,350	2,422
JPMorgan Chase & Co.	4.995%	7/22/2030	325	330
JPMorgan Chase & Co.	2.739%	10/15/2030	1,500	1,413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	4.603%	10/22/2030	470	471
JPMorgan Chase & Co.	5.140%	1/24/2031	240	244
JPMorgan Chase & Co.	4.493%	3/24/2031	1,050	1,045
JPMorgan Chase & Co.	2.522%	4/22/2031	2,000	1,848
JPMorgan Chase & Co.	2.956%	5/13/2031	1,800	1,677
JPMorgan Chase & Co.	4.255%	10/22/2031	181	178
JPMorgan Chase & Co.	1.764%	11/19/2031	500	439
JPMorgan Chase & Co.	4.347%	1/22/2032	5,778	5,696
JPMorgan Chase & Co.	2.580%	4/22/2032	500	452
JPMorgan Chase & Co.	2.963%	1/25/2033	1,000	907
JPMorgan Chase & Co.	4.912%	7/25/2033	1,500	1,502
JPMorgan Chase & Co.	5.717%	9/14/2033	1,000	1,036
JPMorgan Chase & Co.	5.350%	6/1/2034	703	717
JPMorgan Chase & Co.	5.336%	1/23/2035	525	533
JPMorgan Chase & Co.	5.766%	4/22/2035	350	364
JPMorgan Chase & Co.	5.294%	7/22/2035	200	202
JPMorgan Chase & Co.	4.946%	10/22/2035	185	183
JPMorgan Chase & Co.	5.502%	1/24/2036	300	307
JPMorgan Chase & Co.	5.572%	4/22/2036	567	583
JPMorgan Chase & Co.	5.576%	7/23/2036	700	709
JPMorgan Chase & Co.	4.810%	10/22/2036	275	267
JPMorgan Chase & Co.	4.898%	1/22/2037	485	474
JPMorgan Chase & Co.	6.400%	5/15/2038	450	495
JPMorgan Chase & Co.	3.882%	7/24/2038	500	439
JPMorgan Chase & Co.	5.500%	10/15/2040	650	661
JPMorgan Chase & Co.	3.109%	4/22/2041	500	381
JPMorgan Chase & Co.	5.600%	7/15/2041	275	276
JPMorgan Chase & Co.	5.400%	1/6/2042	150	147
JPMorgan Chase & Co.	3.157%	4/22/2042	450	338
JPMorgan Chase & Co.	5.625%	8/16/2043	300	298
JPMorgan Chase & Co.	4.950%	6/1/2045	100	90
JPMorgan Chase & Co.	5.534%	11/29/2045	425	417
JPMorgan Chase & Co.	4.260%	2/22/2048	375	306
JPMorgan Chase & Co.	4.032%	7/24/2048	500	395
JPMorgan Chase & Co.	3.964%	11/15/2048	1,000	776
JPMorgan Chase & Co.	3.897%	1/23/2049	400	307
JPMorgan Chase & Co.	3.109%	4/22/2051	500	327
JPMorgan Chase & Co.	3.328%	4/22/2052	745	506
Keybank National Association	5.850%	11/15/2027	250	255
Keybank National Association	6.950%	2/1/2028	250	260
Keybank National Association	5.000%	1/26/2033	250	247
KeyCorp	4.100%	4/30/2028	600	596
KeyCorp	2.550%	10/1/2029	150	140
KeyCorp	5.121%	4/4/2031	150	151
KeyCorp	6.401%	3/6/2035	200	212
KKR & Co. Inc.	5.100%	8/7/2035	200	193
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/2030	50	50
Lazard Group LLC	4.500%	9/19/2028	100	100
Lazard Group LLC	5.625%	8/1/2035	300	299
Legg Mason Inc.	5.625%	1/15/2044	120	116
Lincoln National Corp.	3.800%	3/1/2028	100	99
Lincoln National Corp.	3.050%	1/15/2030	285	268
Lincoln National Corp.	6.300%	10/9/2037	75	77
Lincoln National Corp.	7.000%	6/15/2040	100	109
Lloyds Banking Group plc	4.375%	3/22/2028	250	250
Lloyds Banking Group plc	4.550%	8/16/2028	200	200
Lloyds Banking Group plc	3.574%	11/7/2028	200	197
Lloyds Banking Group plc	5.087%	11/26/2028	200	202
Lloyds Banking Group plc	4.818%	6/13/2029	200	201
Lloyds Banking Group plc	4.241%	2/10/2030	154	152
Lloyds Banking Group plc	5.721%	6/5/2030	200	206
Lloyds Banking Group plc	7.953%	11/15/2033	200	228
Lloyds Banking Group plc	5.679%	1/5/2035	360	370
Lloyds Banking Group plc	5.590%	11/26/2035	200	203
Lloyds Banking Group plc	6.068%	6/13/2036	200	203
Lloyds Banking Group plc	4.943%	11/4/2036	775	748
Lloyds Banking Group plc	5.300%	12/1/2045	150	137
Lloyds Banking Group plc	5.668%	2/10/2047	200	194
Lloyds Banking Group plc	4.344%	1/9/2048	275	221
Loews Corp.	6.000%	2/1/2035	50	53

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Loews Corp.	4.940%	4/1/2036	200	195
Loews Corp.	4.125%	5/15/2043	100	83
LPL Holdings Inc.	4.900%	4/3/2028	100	100
LPL Holdings Inc.	6.750%	11/17/2028	200	209
LPL Holdings Inc.	5.650%	3/15/2035	100	99
LPL Holdings Inc.	5.750%	6/15/2035	100	100
M&T Bank Corp.	4.833%	1/16/2029	125	126
M&T Bank Corp.	7.413%	10/30/2029	200	214
M&T Bank Corp.	5.179%	7/8/2031	200	202
M&T Bank Corp.	6.082%	3/13/2032	150	157
M&T Bank Corp.	5.053%	1/27/2034	200	197
M&T Bank Corp.	5.400%	7/30/2035	470	469
M&T Bank Corp.	5.385%	1/16/2036	250	248
Main Street Capital Corp.	6.500%	6/4/2027	200	202
Main Street Capital Corp.	5.400%	8/15/2028	115	114
Main Street Capital Corp.	6.950%	3/1/2029	50	51
Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	251
Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	251
Manulife Financial Corp.	4.986%	12/11/2035	267	261
Manulife Financial Corp.	5.375%	3/4/2046	200	190
Marex Group plc	5.829%	5/8/2028	50	51
Marex Group plc	6.404%	11/4/2029	100	103
Markel Group Inc.	3.500%	11/1/2027	50	49
Markel Group Inc.	3.350%	9/17/2029	75	72
Markel Group Inc.	4.300%	11/1/2047	50	39
Markel Group Inc.	5.000%	5/20/2049	150	128
Markel Group Inc.	4.150%	9/17/2050	200	149
Markel Group Inc.	6.000%	5/16/2054	100	97
Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	165	166
Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	165	166
Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	460	416
Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	200	202
Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	200	207
Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	87	88
Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	350	349
Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	250	235
Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	100	82
Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	200	160
Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	315	308
Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	91	86
Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	220	206
Mastercard Inc.	4.100%	1/15/2028	161	161
Mastercard Inc.	4.875%	3/9/2028	200	203
Mastercard Inc.	2.950%	6/1/2029	275	265
Mastercard Inc.	3.350%	3/26/2030	300	290
Mastercard Inc.	2.000%	11/18/2031	200	177
Mastercard Inc.	4.350%	1/15/2032	323	320
Mastercard Inc.	4.950%	3/15/2032	200	205
Mastercard Inc.	4.875%	5/9/2034	300	302
Mastercard Inc.	4.550%	1/15/2035	665	653
Mastercard Inc.	3.950%	2/26/2048	100	78
Mastercard Inc.	3.650%	6/1/2049	200	148
Mastercard Inc.	3.850%	3/26/2050	200	152
Mercury General Corp.	4.400%	3/15/2027	38	38
MetLife Inc.	6.500%	12/15/2032	175	192
MetLife Inc.	5.375%	7/15/2033	200	207
MetLife Inc.	6.375%	6/15/2034	100	109
MetLife Inc.	5.300%	12/15/2034	235	240
MetLife Inc.	5.875%	2/6/2041	590	603
MetLife Inc.	4.125%	8/13/2042	175	144
MetLife Inc.	4.875%	11/13/2043	178	159
MetLife Inc.	5.250%	1/15/2054	200	184
MetLife Inc.	6.350%	3/15/2055	175	177
MetLife Inc.	5.850%	3/15/2056	83	81
MetLife Inc.	6.400%	12/15/2066	210	214
MGIC Investment Corp.	5.250%	8/15/2028	31	31
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	250	247
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	200	199
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	199
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	200	197
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	225	228
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	175	168
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	50	46
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	500	450
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	300	305
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	200	197
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	400	358
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	193
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	500	503
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	334	341
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	525	533
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	200	204
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	500	512
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	200	196
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	50	46
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	200	169
	Mizuho Financial Group Inc.	4.018%	3/5/2028	325	323
	Mizuho Financial Group Inc.	5.778%	7/6/2029	225	231
	Mizuho Financial Group Inc.	4.254%	9/11/2029	400	397
	Mizuho Financial Group Inc.	3.153%	7/16/2030	500	477
	Mizuho Financial Group Inc.	2.869%	9/13/2030	100	94
	Mizuho Financial Group Inc.	5.098%	5/13/2031	200	202
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	200
	Mizuho Financial Group Inc.	2.564%	9/13/2031	250	220
	Mizuho Financial Group Inc.	4.438%	5/12/2032	147	144
	Mizuho Financial Group Inc.	2.172%	5/22/2032	500	438
	Mizuho Financial Group Inc.	5.748%	7/6/2034	780	810
	Mizuho Financial Group Inc.	5.579%	5/26/2035	250	257
	Mizuho Financial Group Inc.	5.050%	5/12/2037	148	145
	Moody's Corp.	3.250%	1/15/2028	200	196
	Moody's Corp.	2.000%	8/19/2031	500	440
	Moody's Corp.	2.750%	8/19/2041	100	71
	Moody's Corp.	4.875%	12/17/2048	125	109
	Moody's Corp.	3.750%	2/25/2052	100	72
	Moody's Corp.	3.100%	11/29/2061	150	89
	Morgan Stanley	3.950%	4/23/2027	325	323
	Morgan Stanley	5.652%	4/13/2028	225	228
	Morgan Stanley	4.210%	4/20/2028	200	199
[5]	Morgan Stanley	3.591%	7/22/2028	935	924
	Morgan Stanley	6.296%	10/18/2028	3,250	3,335
	Morgan Stanley	3.772%	1/24/2029	575	568
	Morgan Stanley	5.123%	2/1/2029	350	354
	Morgan Stanley	5.164%	4/20/2029	450	455
	Morgan Stanley	5.449%	7/20/2029	350	356
	Morgan Stanley	4.133%	10/18/2029	350	346
	Morgan Stanley	6.407%	11/1/2029	350	365
	Morgan Stanley	4.238%	1/9/2030	199	197
	Morgan Stanley	5.173%	1/16/2030	350	355
	Morgan Stanley	4.431%	1/23/2030	550	547
	Morgan Stanley	5.656%	4/18/2030	225	231
	Morgan Stanley	5.042%	7/19/2030	350	354
	Morgan Stanley	4.654%	10/18/2030	425	425
	Morgan Stanley	5.230%	1/15/2031	200	203
	Morgan Stanley	2.699%	1/22/2031	1,400	1,300
	Morgan Stanley	3.622%	4/1/2031	600	575
	Morgan Stanley	5.192%	4/17/2031	275	279
	Morgan Stanley	4.356%	10/22/2031	210	206
	Morgan Stanley	4.493%	1/16/2032	3,254	3,201
	Morgan Stanley	1.794%	2/13/2032	500	433
	Morgan Stanley	7.250%	4/1/2032	150	170
	Morgan Stanley	1.928%	4/28/2032	200	173
	Morgan Stanley	2.239%	7/21/2032	500	438
	Morgan Stanley	2.511%	10/20/2032	600	530
	Morgan Stanley	2.943%	1/21/2033	850	764
	Morgan Stanley	4.889%	7/20/2033	350	348
	Morgan Stanley	5.250%	4/21/2034	450	451
	Morgan Stanley	5.424%	7/21/2034	450	456
	Morgan Stanley	6.627%	11/1/2034	350	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.466%	1/18/2035	425	432
	Morgan Stanley	5.831%	4/19/2035	575	597
	Morgan Stanley	5.320%	7/19/2035	350	351
	Morgan Stanley	5.587%	1/18/2036	1,275	1,301
	Morgan Stanley	5.664%	4/17/2036	798	817
	Morgan Stanley	2.484%	9/16/2036	850	731
	Morgan Stanley	4.892%	10/22/2036	140	135
	Morgan Stanley	5.297%	4/20/2037	350	349
	Morgan Stanley	5.948%	1/19/2038	350	359
[5]	Morgan Stanley	3.971%	7/22/2038	375	327
	Morgan Stanley	4.457%	4/22/2039	250	229
	Morgan Stanley	5.314%	1/18/2041	295	285
	Morgan Stanley	3.217%	4/22/2042	325	245
	Morgan Stanley	6.375%	7/24/2042	600	643
	Morgan Stanley	4.300%	1/27/2045	650	537
	Morgan Stanley	2.802%	1/25/2052	940	572
	Morgan Stanley	5.516%	11/19/2055	1,200	1,136
	Morgan Stanley Bank NA	5.504%	5/26/2028	925	936
	Morgan Stanley Bank NA	4.968%	7/14/2028	350	352
	Morgan Stanley Bank NA	5.016%	1/12/2029	340	344
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	150	147
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	250	250
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	500	498
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	528	526
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	500	492
	MSCI Inc.	5.250%	9/1/2035	150	147
[6]	MSD Investment Corp.	6.125%	2/5/2031	120	116
	Nasdaq Inc.	1.650%	1/15/2031	250	220
	Nasdaq Inc.	5.550%	2/15/2034	175	180
	Nasdaq Inc.	2.500%	12/21/2040	200	139
	Nasdaq Inc.	3.250%	4/28/2050	35	23
	Nasdaq Inc.	5.950%	8/15/2053	200	200
	Nasdaq Inc.	6.100%	6/28/2063	200	200
	National Australia Bank Ltd.	5.087%	6/11/2027	250	253
	National Australia Bank Ltd.	4.944%	1/12/2028	250	254
	National Australia Bank Ltd.	4.308%	6/13/2028	250	251
	National Australia Bank Ltd.	4.900%	6/13/2028	500	508
	National Australia Bank Ltd.	4.787%	1/10/2029	250	254
	National Australia Bank Ltd.	4.901%	1/14/2030	250	255
	National Australia Bank Ltd.	4.534%	6/13/2030	250	252
	National Bank of Canada	5.600%	12/18/2028	250	258
	NatWest Group plc	5.516%	9/30/2028	200	203
	NatWest Group plc	4.892%	5/18/2029	1,000	1,007
	NatWest Group plc	5.808%	9/13/2029	200	206
	NatWest Group plc	5.076%	1/27/2030	200	202
	NatWest Group plc	4.445%	5/8/2030	700	696
	NatWest Group plc	4.964%	8/15/2030	200	202
	NatWest Group plc	6.016%	3/2/2034	200	211
	NatWest Group plc	6.475%	6/1/2034	200	207
	NatWest Group plc	5.778%	3/1/2035	275	284
	NatWest Group plc	3.032%	11/28/2035	200	182
	Nomura Holdings Inc.	5.594%	7/2/2027	200	203
	Nomura Holdings Inc.	5.386%	7/6/2027	200	202
	Nomura Holdings Inc.	2.172%	7/14/2028	200	189
	Nomura Holdings Inc.	5.605%	7/6/2029	225	231
	Nomura Holdings Inc.	3.103%	1/16/2030	400	377
	Nomura Holdings Inc.	4.904%	7/1/2030	200	200
	Nomura Holdings Inc.	2.679%	7/16/2030	250	229
	Nomura Holdings Inc.	2.608%	7/14/2031	200	178
	Nomura Holdings Inc.	2.999%	1/22/2032	200	180
	Nomura Holdings Inc.	5.783%	7/3/2034	200	205
	Nomura Holdings Inc.	5.491%	6/29/2035	200	201
[6]	North Haven Private Income Fund LLC	5.125%	9/25/2028	114	111
	Northern Trust Corp.	3.650%	8/3/2028	100	99
	Northern Trust Corp.	4.150%	11/19/2030	102	101
	Northern Trust Corp.	3.375%	5/8/2032	50	49
	Northern Trust Corp.	6.125%	11/2/2032	200	214
	Northern Trust Corp.	5.117%	11/19/2040	148	144
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	100	97
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	125	122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Old National Bancorp	5.768%	2/15/2036	59	59
Old Republic International Corp.	3.850%	6/11/2051	200	141
ORIX Corp.	3.700%	7/18/2027	200	198
ORIX Corp.	4.650%	9/10/2029	95	96
ORIX Corp.	4.450%	9/9/2030	225	223
ORIX Corp.	2.250%	3/9/2031	50	44
PartnerRe Finance B LLC	3.700%	7/2/2029	95	92
PartnerRe Finance B LLC	4.500%	10/1/2050	100	96
PayPal Holdings Inc.	4.450%	3/6/2028	63	63
PayPal Holdings Inc.	2.850%	10/1/2029	400	379
PayPal Holdings Inc.	2.300%	6/1/2030	200	183
PayPal Holdings Inc.	5.150%	6/1/2034	600	598
PayPal Holdings Inc.	5.100%	4/1/2035	99	98
PayPal Holdings Inc.	3.250%	6/1/2050	210	135
PayPal Holdings Inc.	5.500%	6/1/2054	200	182
Pinnacle Bank	5.957%	1/15/2036	250	248
Pinnacle Financial Partners Inc.	6.168%	11/1/2030	100	102
PNC Bank NA	3.100%	10/25/2027	250	246
PNC Bank NA	3.250%	1/22/2028	150	148
PNC Bank NA	4.050%	7/26/2028	250	248
PNC Bank NA	2.700%	10/22/2029	150	141
PNC Financial Services Group Inc.	3.150%	5/19/2027	450	445
PNC Financial Services Group Inc.	3.450%	4/23/2029	500	489
PNC Financial Services Group Inc.	5.582%	6/12/2029	200	205
PNC Financial Services Group Inc.	2.550%	1/22/2030	425	396
PNC Financial Services Group Inc.	5.492%	5/14/2030	225	231
PNC Financial Services Group Inc.	5.222%	1/29/2031	190	194
PNC Financial Services Group Inc.	4.899%	5/13/2031	360	362
PNC Financial Services Group Inc.	4.812%	10/21/2032	250	249
PNC Financial Services Group Inc.	4.626%	6/6/2033	200	194
PNC Financial Services Group Inc.	6.037%	10/28/2033	255	270
PNC Financial Services Group Inc.	5.068%	1/24/2034	200	200
PNC Financial Services Group Inc.	5.939%	8/18/2034	590	618
PNC Financial Services Group Inc.	6.875%	10/20/2034	430	475
PNC Financial Services Group Inc.	5.676%	1/22/2035	500	515
PNC Financial Services Group Inc.	5.401%	7/23/2035	2,265	2,290
PNC Financial Services Group Inc.	5.575%	1/29/2036	800	817
PNC Financial Services Group Inc.	5.423%	1/25/2041	286	281
Principal Financial Group Inc.	4.625%	9/15/2042	50	44
Principal Financial Group Inc.	4.350%	5/15/2043	150	125
Principal Financial Group Inc.	4.300%	11/15/2046	195	159
Progressive Corp.	4.000%	3/1/2029	100	100
Progressive Corp.	6.625%	3/1/2029	125	133
Progressive Corp.	4.600%	3/26/2031	75	75
Progressive Corp.	4.950%	6/15/2033	100	101
Progressive Corp.	4.350%	4/25/2044	50	42
Progressive Corp.	4.125%	4/15/2047	290	231
Progressive Corp.	4.200%	3/15/2048	115	92
Progressive Corp.	3.950%	3/26/2050	180	137
Progressive Corp.	3.700%	3/15/2052	100	73
Prudential Financial Inc.	3.878%	3/27/2028	163	162
Prudential Financial Inc.	5.750%	7/15/2033	100	106
Prudential Financial Inc.	5.200%	3/14/2035	75	76
Prudential Financial Inc.	5.700%	12/14/2036	125	130
Prudential Financial Inc.	6.625%	12/1/2037	65	72
Prudential Financial Inc.	3.000%	3/10/2040	50	38
Prudential Financial Inc.	6.625%	6/21/2040	65	72
Prudential Financial Inc.	5.100%	8/15/2043	42	38
Prudential Financial Inc.	4.600%	5/15/2044	275	237
Prudential Financial Inc.	3.905%	12/7/2047	132	100
Prudential Financial Inc.	5.700%	9/15/2048	250	247
Prudential Financial Inc.	3.935%	12/7/2049	363	270
Prudential Financial Inc.	4.350%	2/25/2050	210	168
Prudential Financial Inc.	3.700%	10/1/2050	200	182
Prudential Financial Inc.	5.125%	3/1/2052	250	238
Prudential Financial Inc.	6.000%	9/1/2052	150	150
Prudential Financial Inc.	6.500%	3/15/2054	175	178
Prudential Funding Asia plc	3.125%	4/14/2030	200	190
Radian Group Inc.	6.200%	5/15/2029	118	122
Raymond James Financial Inc.	4.650%	4/1/2030	55	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raymond James Financial Inc.	4.950%	7/15/2046	135	119
	Raymond James Financial Inc.	3.750%	4/1/2051	250	179
	Raymond James Financial Inc.	5.650%	9/11/2055	175	166
	Regions Bank	6.450%	6/26/2037	250	263
	Regions Financial Corp.	1.800%	8/12/2028	120	113
	Regions Financial Corp.	5.722%	6/6/2030	200	205
	Regions Financial Corp.	5.502%	9/6/2035	100	100
	Reinsurance Group of America Inc.	3.900%	5/15/2029	50	49
	Reinsurance Group of America Inc.	6.000%	9/15/2033	165	171
	Reinsurance Group of America Inc.	5.750%	9/15/2034	175	178
	Reinsurance Group of America Inc.	6.650%	9/15/2055	195	194
	Reinsurance Group of America Inc.	6.375%	9/15/2056	68	66
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	75	74
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	75	73
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	132	136
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	85	87
	Royal Bank of Canada	3.625%	5/4/2027	200	199
	Royal Bank of Canada	4.240%	8/3/2027	200	200
	Royal Bank of Canada	6.000%	11/1/2027	200	205
	Royal Bank of Canada	4.900%	1/12/2028	200	202
	Royal Bank of Canada	4.522%	10/18/2028	140	140
	Royal Bank of Canada	4.965%	1/24/2029	200	202
	Royal Bank of Canada	4.950%	2/1/2029	200	203
	Royal Bank of Canada	4.498%	8/6/2029	173	173
	Royal Bank of Canada	4.969%	8/2/2030	100	101
	Royal Bank of Canada	5.153%	2/4/2031	463	470
	Royal Bank of Canada	4.970%	5/2/2031	421	426
	Royal Bank of Canada	4.696%	8/6/2031	149	149
	Royal Bank of Canada	2.300%	11/3/2031	1,000	892
	Royal Bank of Canada	3.875%	5/4/2032	200	192
	Royal Bank of Canada	5.000%	2/1/2033	465	469
	Royal Bank of Canada	5.000%	5/2/2033	200	202
	Royal Bank of Canada	5.150%	2/1/2034	200	204
	S&P Global Inc.	4.750%	8/1/2028	140	141
	S&P Global Inc.	2.950%	3/1/2029	250	241
	S&P Global Inc.	2.500%	12/1/2029	125	117
	S&P Global Inc.	1.250%	8/15/2030	200	174
[6]	S&P Global Inc.	4.250%	1/15/2031	172	170
	S&P Global Inc.	2.900%	3/1/2032	300	274
[6]	S&P Global Inc.	4.800%	12/4/2035	60	59
	S&P Global Inc.	3.250%	12/1/2049	150	101
	S&P Global Inc.	3.700%	3/1/2052	200	146
	S&P Global Inc.	2.300%	8/15/2060	100	48
	S&P Global Inc.	3.900%	3/1/2062	100	71
	Santander Holdings USA Inc.	4.400%	7/13/2027	250	250
	Santander Holdings USA Inc.	6.499%	3/9/2029	200	206
	Santander Holdings USA Inc.	6.174%	1/9/2030	200	207
	Santander Holdings USA Inc.	5.741%	3/20/2031	125	128
	Santander Holdings USA Inc.	6.342%	5/31/2035	125	131
	Santander UK Group Holdings plc	3.823%	11/3/2028	200	197
	Santander UK Group Holdings plc	6.534%	1/10/2029	415	428
	Santander UK Group Holdings plc	5.694%	4/15/2031	222	228
	Santander UK Group Holdings plc	5.136%	9/22/2036	200	193
	Selective Insurance Group Inc.	5.375%	3/1/2049	50	45
	SiriusPoint Ltd.	7.000%	4/5/2029	75	78
	Sixth Street Lending Partners	6.500%	3/11/2029	200	203
	Sixth Street Lending Partners	5.750%	1/15/2030	150	148
	Sixth Street Lending Partners	6.125%	7/15/2030	50	50
	State Street Bank & Trust Co.	4.782%	11/23/2029	250	254
	State Street Corp.	4.536%	2/28/2028	200	201
	State Street Corp.	4.543%	4/24/2028	75	75
	State Street Corp.	4.530%	2/20/2029	100	101
	State Street Corp.	4.141%	12/3/2029	200	199
	State Street Corp.	2.400%	1/24/2030	150	140
	State Street Corp.	4.729%	2/28/2030	200	202
	State Street Corp.	4.834%	4/24/2030	75	76
	State Street Corp.	2.623%	2/7/2033	350	312
	State Street Corp.	4.821%	1/26/2034	130	129
	State Street Corp.	5.159%	5/18/2034	500	507
	State Street Corp.	3.031%	11/1/2034	125	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	5.146%	2/28/2036	200	200
	State Street Corp.	4.784%	10/23/2036	102	99
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	700	693
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	300	296
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	100	99
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	500	470
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	475	452
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,870	1,746
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	204
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	174
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	400	394
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	200	206
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	295	307
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	200	199
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	208
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	205
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	928	912
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	200	136
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	61	59
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	200	210
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	200	198
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	105	102
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	200	193
	Synchrony Financial	3.950%	12/1/2027	300	297
	Synchrony Financial	5.019%	7/29/2029	27	27
	Synchrony Financial	5.450%	3/6/2031	200	200
	Synchrony Financial	4.947%	2/25/2032	100	97
[6]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	58	58
[6]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	86	85
[6]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	88	87
[6]	Takeoff Merger Sub Inc.	5.500%	3/24/2036	34	33
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	125	123
	Toronto-Dominion Bank	4.980%	4/5/2027	200	201
	Toronto-Dominion Bank	4.108%	6/8/2027	425	424
	Toronto-Dominion Bank	5.156%	1/10/2028	225	228
	Toronto-Dominion Bank	4.861%	1/31/2028	88	89
	Toronto-Dominion Bank	5.523%	7/17/2028	225	231
	Toronto-Dominion Bank	2.000%	9/10/2031	325	287
	Toronto-Dominion Bank	2.450%	1/12/2032	850	751
	Toronto-Dominion Bank	5.298%	1/30/2032	140	144
	Toronto-Dominion Bank	3.200%	3/10/2032	47	43
	Toronto-Dominion Bank	4.456%	6/8/2032	353	348
	Toronto-Dominion Bank	5.146%	9/10/2034	120	120
	Toronto-Dominion Bank	4.928%	10/15/2035	111	109
	TPG Operating Group II LP	4.875%	5/15/2031	80	78
	TPG Operating Group II LP	5.375%	1/15/2036	150	145
	Travelers Cos. Inc.	5.050%	7/24/2035	50	50
	Travelers Cos. Inc.	6.250%	6/15/2037	150	164
	Travelers Cos. Inc.	4.300%	8/25/2045	150	124
	Travelers Cos. Inc.	4.000%	5/30/2047	225	176
	Travelers Cos. Inc.	4.100%	3/4/2049	200	158
	Travelers Cos. Inc.	2.550%	4/27/2050	500	295
	Travelers Cos. Inc.	5.450%	5/25/2053	143	137
	Travelers Cos. Inc.	5.700%	7/24/2055	75	74
	Travelers Property Casualty Corp.	6.375%	3/15/2033	26	29
	Truist Bank	4.420%	7/24/2028	250	250
	Truist Bank	4.144%	1/27/2029	121	120
	Truist Financial Corp.	1.125%	8/3/2027	500	479
	Truist Financial Corp.	4.873%	1/26/2029	2,450	2,466
	Truist Financial Corp.	3.875%	3/19/2029	200	197
	Truist Financial Corp.	7.161%	10/30/2029	200	212
	Truist Financial Corp.	5.435%	1/24/2030	275	281
	Truist Financial Corp.	1.950%	6/5/2030	100	90
	Truist Financial Corp.	4.597%	1/27/2032	2,072	2,049
	Truist Financial Corp.	4.916%	7/28/2033	200	196
	Truist Financial Corp.	5.867%	6/8/2034	200	208
	Truist Financial Corp.	5.711%	1/24/2035	275	283
	UBS AG	5.000%	7/9/2027	250	252
	UBS AG	7.500%	2/15/2028	425	450
	UBS AG	5.650%	9/11/2028	225	232

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
UBS AG / Stamford CT	4.302%	3/16/2029	168	168
UBS Americas Inc.	7.125%	7/15/2032	100	112
UBS Group AG	4.875%	5/15/2045	375	332
Unum Group	4.000%	6/15/2029	80	78
Unum Group	5.250%	12/15/2035	129	126
Unum Group	5.750%	8/15/2042	75	73
Unum Group	4.500%	12/15/2049	100	79
Unum Group	6.000%	6/15/2054	100	95
US Bancorp	3.150%	4/27/2027	275	272
US Bancorp	5.775%	6/12/2029	275	283
US Bancorp	3.000%	7/30/2029	240	229
US Bancorp	5.384%	1/23/2030	275	281
US Bancorp	5.100%	7/23/2030	650	661
US Bancorp	5.046%	2/12/2031	120	122
US Bancorp	5.083%	5/15/2031	150	152
US Bancorp	4.481%	1/26/2032	534	528
US Bancorp	2.677%	1/27/2033	90	80
US Bancorp	4.967%	7/22/2033	235	233
US Bancorp	5.850%	10/21/2033	525	551
US Bancorp	4.839%	2/1/2034	360	356
US Bancorp	5.836%	6/12/2034	275	287
US Bancorp	5.678%	1/23/2035	275	284
US Bancorp	2.491%	11/3/2036	700	604
US Bancorp	5.033%	1/26/2037	210	207
Verisk Analytics Inc.	4.125%	3/15/2029	400	398
Verisk Analytics Inc.	4.450%	3/15/2031	115	113
Verisk Analytics Inc.	5.250%	3/15/2035	115	114
Verisk Analytics Inc.	5.125%	3/15/2036	200	196
Verisk Analytics Inc.	3.625%	5/15/2050	150	105
Visa Inc.	1.900%	4/15/2027	148	145
Visa Inc.	0.750%	8/15/2027	500	479
Visa Inc.	2.750%	9/15/2027	150	147
Visa Inc.	3.800%	2/12/2029	125	124
Visa Inc.	4.100%	2/12/2031	250	250
Visa Inc.	1.100%	2/15/2031	400	346
Visa Inc.	4.400%	2/12/2033	250	247
Visa Inc.	4.150%	12/14/2035	325	310
Visa Inc.	4.700%	2/12/2036	250	247
Visa Inc.	2.700%	4/15/2040	200	151
Visa Inc.	4.300%	12/14/2045	550	466
Visa Inc.	3.650%	9/15/2047	100	76
Visa Inc.	2.000%	8/15/2050	300	158
Voya Financial Inc.	5.700%	7/15/2043	75	72
Voya Financial Inc.	4.800%	6/15/2046	40	34
Voya Financial Inc.	4.700%	1/23/2048	100	95
Webster Financial Corp.	4.100%	3/25/2029	55	54
Wells Fargo & Co.	4.300%	7/22/2027	475	474
Wells Fargo & Co.	5.707%	4/22/2028	525	532
Wells Fargo & Co.	3.584%	5/22/2028	500	495
Wells Fargo & Co.	4.808%	7/25/2028	975	979
Wells Fargo & Co.	4.150%	1/24/2029	200	199
Wells Fargo & Co.	5.574%	7/25/2029	350	358
Wells Fargo & Co.	4.078%	9/15/2029	280	277
Wells Fargo & Co.	6.303%	10/23/2029	990	1,031
Wells Fargo & Co.	4.182%	1/23/2030	375	372
Wells Fargo & Co.	2.879%	10/30/2030	1,300	1,227
Wells Fargo & Co.	5.244%	1/24/2031	300	306
Wells Fargo & Co.	4.478%	4/4/2031	1,250	1,240
Wells Fargo & Co.	3.350%	3/2/2033	215	197
Wells Fargo & Co.	4.897%	7/25/2033	975	970
Wells Fargo & Co.	5.389%	4/24/2034	777	788
Wells Fargo & Co.	5.557%	7/25/2034	350	358
Wells Fargo & Co.	6.491%	10/23/2034	300	324
Wells Fargo & Co.	5.499%	1/23/2035	1,025	1,043
Wells Fargo & Co.	5.211%	12/3/2035	425	423
Wells Fargo & Co.	4.892%	9/15/2036	1,500	1,459
Wells Fargo & Co.	4.960%	1/23/2037	219	213
Wells Fargo & Co.	3.068%	4/30/2041	600	451
Wells Fargo & Co.	5.375%	11/2/2043	1,000	936
Wells Fargo & Co.	4.650%	11/4/2044	325	272

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co.	4.900%	11/17/2045	250	215
Wells Fargo & Co.	4.400%	6/14/2046	300	240
Wells Fargo & Co.	4.750%	12/7/2046	350	293
Wells Fargo & Co.	5.433%	1/23/2047	792	750
Wells Fargo & Co.	5.013%	4/4/2051	1,750	1,544
Wells Fargo & Co.	4.611%	4/25/2053	400	332
Wells Fargo Bank NA	5.950%	8/26/2036	200	208
Wells Fargo Bank NA	5.850%	2/1/2037	300	309
Wells Fargo Bank NA	6.600%	1/15/2038	225	246
Western Union Co.	6.200%	11/17/2036	100	102
Western Union Co.	6.200%	6/21/2040	17	17
Westpac Banking Corp.	1.953%	11/20/2028	275	260
Westpac Banking Corp.	5.050%	4/16/2029	200	205
Westpac Banking Corp.	2.650%	1/16/2030	150	141
Westpac Banking Corp.	5.405%	8/10/2033	200	203
Westpac Banking Corp.	6.820%	11/17/2033	200	219
Westpac Banking Corp.	4.110%	7/24/2034	25	24
Westpac Banking Corp.	2.668%	11/15/2035	315	283
Westpac Banking Corp.	5.618%	11/20/2035	260	263
Westpac Banking Corp.	3.020%	11/18/2036	500	447
Westpac Banking Corp.	4.421%	7/24/2039	200	179
Westpac Banking Corp.	2.963%	11/16/2040	200	148
Willis North America Inc.	4.500%	9/15/2028	100	100
Willis North America Inc.	2.950%	9/15/2029	440	417
Willis North America Inc.	4.550%	3/15/2031	146	144
Willis North America Inc.	5.350%	5/15/2033	100	101
Willis North America Inc.	5.150%	3/15/2036	75	73
Willis North America Inc.	5.050%	9/15/2048	50	43
Willis North America Inc.	3.875%	9/15/2049	90	65
Willis North America Inc.	5.900%	3/5/2054	125	121
Zions Bancorp NA	3.250%	10/29/2029	250	232
Zions Bancorp NA	6.816%	11/19/2035	50	51
				386,271
Health Care (2.8%)
Abbott Laboratories	1.150%	1/30/2028	100	95
Abbott Laboratories	3.700%	3/9/2029	375	370
Abbott Laboratories	1.400%	6/30/2030	150	133
Abbott Laboratories	4.000%	3/15/2031	750	738
Abbott Laboratories	4.300%	3/15/2033	475	465
Abbott Laboratories	4.650%	3/15/2036	637	622
Abbott Laboratories	4.750%	11/30/2036	200	196
Abbott Laboratories	4.750%	3/15/2038	475	461
Abbott Laboratories	5.300%	5/27/2040	250	253
Abbott Laboratories	4.900%	11/30/2046	700	643
Abbott Laboratories	5.500%	3/15/2056	650	637
Abbott Laboratories	5.600%	3/15/2066	400	390
AbbVie Inc.	3.775%	3/3/2028	150	149
AbbVie Inc.	4.650%	3/15/2028	200	202
AbbVie Inc.	4.250%	11/14/2028	200	201
AbbVie Inc.	4.800%	3/15/2029	525	533
AbbVie Inc.	3.200%	11/21/2029	1,730	1,665
AbbVie Inc.	4.875%	3/15/2030	200	204
AbbVie Inc.	4.125%	3/15/2031	150	148
AbbVie Inc.	4.950%	3/15/2031	1,000	1,021
AbbVie Inc.	4.400%	3/15/2033	150	147
AbbVie Inc.	5.050%	3/15/2034	550	558
AbbVie Inc.	4.550%	3/15/2035	350	340
AbbVie Inc.	5.200%	3/15/2035	175	178
AbbVie Inc.	4.500%	5/14/2035	450	435
AbbVie Inc.	4.750%	3/15/2036	208	204
AbbVie Inc.	4.300%	5/14/2036	200	189
AbbVie Inc.	4.050%	11/21/2039	768	674
AbbVie Inc.	4.400%	11/6/2042	501	440
AbbVie Inc.	4.850%	6/15/2044	230	209
AbbVie Inc.	4.750%	3/15/2045	200	179
AbbVie Inc.	4.700%	5/14/2045	702	626
AbbVie Inc.	4.450%	5/14/2046	455	390
AbbVie Inc.	4.875%	11/14/2048	425	381
AbbVie Inc.	4.250%	11/21/2049	1,375	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	5.400%	3/15/2054	700	668
	AbbVie Inc.	5.600%	3/15/2055	100	98
	AbbVie Inc.	5.550%	3/15/2056	241	236
	AbbVie Inc.	5.500%	3/15/2064	350	334
	AbbVie Inc.	5.650%	3/15/2066	150	146
	Adventist Health System	4.742%	12/1/2030	150	149
	Adventist Health System	5.430%	3/1/2032	100	102
	Adventist Health System	5.757%	12/1/2034	75	77
	Adventist Health System	3.630%	3/1/2049	50	33
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	50	50
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	25	23
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	100	82
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	75	53
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	75	49
	Aetna Inc.	6.625%	6/15/2036	130	140
	Aetna Inc.	6.750%	12/15/2037	100	108
	Aetna Inc.	4.500%	5/15/2042	75	63
	Agilent Technologies Inc.	2.750%	9/15/2029	100	95
	Agilent Technologies Inc.	2.100%	6/4/2030	100	91
	Agilent Technologies Inc.	4.750%	9/9/2034	150	148
	AHS Hospital Corp.	5.024%	7/1/2045	75	69
	AHS Hospital Corp.	2.780%	7/1/2051	150	92
[3]	Allina Health System	3.887%	4/15/2049	75	58
	Amgen Inc.	3.200%	11/2/2027	600	591
	Amgen Inc.	5.150%	3/2/2028	500	507
	Amgen Inc.	1.650%	8/15/2028	400	377
	Amgen Inc.	4.050%	8/18/2029	325	322
	Amgen Inc.	4.200%	2/19/2031	79	78
	Amgen Inc.	2.000%	1/15/2032	450	389
	Amgen Inc.	3.350%	2/22/2032	500	465
	Amgen Inc.	4.200%	3/1/2033	200	193
	Amgen Inc.	5.250%	3/2/2033	925	949
	Amgen Inc.	4.850%	2/19/2036	160	157
	Amgen Inc.	3.150%	2/21/2040	575	447
	Amgen Inc.	2.800%	8/15/2041	250	180
	Amgen Inc.	4.950%	10/1/2041	240	222
	Amgen Inc.	5.150%	11/15/2041	126	120
	Amgen Inc.	5.600%	3/2/2043	406	401
	Amgen Inc.	4.400%	5/1/2045	450	379
	Amgen Inc.	5.500%	2/19/2046	200	192
	Amgen Inc.	4.563%	6/15/2048	275	230
	Amgen Inc.	4.663%	6/15/2051	775	651
	Amgen Inc.	4.200%	2/22/2052	325	252
	Amgen Inc.	5.650%	3/2/2053	750	726
	Amgen Inc.	2.770%	9/1/2053	422	249
	Amgen Inc.	5.650%	2/19/2056	125	121
	Amgen Inc.	4.400%	2/22/2062	150	116
	Amgen Inc.	5.750%	3/2/2063	500	481
	Ascension Health	4.078%	11/15/2028	64	64
	Ascension Health	2.532%	11/15/2029	350	329
	Ascension Health	4.294%	11/15/2030	127	126
	Ascension Health	4.923%	11/15/2035	108	107
	Ascension Health	3.106%	11/15/2039	100	79
	Ascension Health	3.945%	11/15/2046	200	159
[3]	Ascension Health	4.847%	11/15/2053	75	67
	Astrazeneca Finance LLC	4.875%	3/3/2028	200	203
	Astrazeneca Finance LLC	1.750%	5/28/2028	200	190
	Astrazeneca Finance LLC	4.850%	2/26/2029	225	229
	Astrazeneca Finance LLC	4.900%	3/3/2030	200	204
	Astrazeneca Finance LLC	4.900%	2/26/2031	200	204
	Astrazeneca Finance LLC	2.250%	5/28/2031	200	180
	Astrazeneca Finance LLC	4.300%	3/2/2033	250	245
	Astrazeneca Finance LLC	4.875%	3/3/2033	75	76
	Astrazeneca Finance LLC	5.000%	2/26/2034	270	274
	Astrazeneca Finance LLC	4.600%	3/2/2036	250	245
	AstraZeneca plc	4.000%	1/17/2029	200	199
	AstraZeneca plc	1.375%	8/6/2030	300	265
	AstraZeneca plc	6.450%	9/15/2037	400	447
	AstraZeneca plc	4.000%	9/18/2042	290	243
	AstraZeneca plc	3.000%	5/28/2051	135	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Augusta SpinCo Corp.	4.321%	9/23/2027	83	83
	Augusta SpinCo Corp.	4.398%	3/23/2029	83	83
	Banner Health	2.338%	1/1/2030	125	116
	Banner Health	2.907%	1/1/2042	100	73
	Banner Health	3.181%	1/1/2050	75	50
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	250	178
	Baxalta Inc.	5.250%	6/23/2045	73	68
	Baxter International Inc.	2.272%	12/1/2028	250	233
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	38
	Baxter International Inc.	2.539%	2/1/2032	500	421
	Baxter International Inc.	5.650%	12/15/2035	82	80
	Baxter International Inc.	3.500%	8/15/2046	150	98
	Baxter International Inc.	3.132%	12/1/2051	200	114
	Baylor Scott & White Holdings	1.777%	11/15/2030	100	89
	Baylor Scott & White Holdings	4.185%	11/15/2045	100	83
	Baylor Scott & White Holdings	2.839%	11/15/2050	350	220
	Becton Dickinson & Co.	3.700%	6/6/2027	375	372
	Becton Dickinson & Co.	4.693%	2/13/2028	250	251
	Becton Dickinson & Co.	4.874%	2/8/2029	35	35
	Becton Dickinson & Co.	2.823%	5/20/2030	125	117
	Becton Dickinson & Co.	1.957%	2/11/2031	375	331
	Becton Dickinson & Co.	5.110%	2/8/2034	100	100
	Becton Dickinson & Co.	3.794%	5/20/2050	24	17
	Biogen Inc.	2.250%	5/1/2030	400	365
	Biogen Inc.	5.750%	5/15/2035	125	129
	Biogen Inc.	3.150%	5/1/2050	300	189
	Biogen Inc.	3.250%	2/15/2051	150	95
	Biogen Inc.	6.450%	5/15/2055	100	104
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	250	232
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	25	25
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	100	97
	Boston Scientific Corp.	2.650%	6/1/2030	150	140
	Boston Scientific Corp.	4.550%	3/1/2039	131	123
	Boston Scientific Corp.	7.375%	1/15/2040	50	59
	Boston Scientific Corp.	4.700%	3/1/2049	133	117
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	500	477
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	210	208
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	200	176
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	225	231
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	300	275
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	537	550
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	350	276
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	100	75
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	175	154
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	250	206
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	233	197
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	700	562
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	500	292
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	720	519
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	725	698
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	142
	Cardinal Health Inc.	5.125%	2/15/2029	125	127
	Cardinal Health Inc.	5.000%	11/15/2029	150	152
	Cardinal Health Inc.	4.500%	9/15/2030	100	99
	Cardinal Health Inc.	5.450%	2/15/2034	100	102
	Cardinal Health Inc.	5.350%	11/15/2034	200	202
	Cardinal Health Inc.	5.150%	9/15/2035	100	99
	Cardinal Health Inc.	4.600%	3/15/2043	75	65
	Cardinal Health Inc.	4.500%	11/15/2044	50	42
	Cardinal Health Inc.	4.900%	9/15/2045	100	88
	Cardinal Health Inc.	4.368%	6/15/2047	125	101
	Cardinal Health Inc.	5.750%	11/15/2054	100	98
	Cencora Inc.	3.450%	12/15/2027	275	271
	Cencora Inc.	4.625%	12/15/2027	100	100
	Cencora Inc.	3.950%	2/13/2029	158	156
	Cencora Inc.	4.850%	12/15/2029	100	101
	Cencora Inc.	4.250%	11/15/2030	150	147
	Cencora Inc.	2.700%	3/15/2031	250	228
	Cencora Inc.	4.600%	2/13/2033	83	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cencora Inc.	5.125%	2/15/2034	100	101
	Cencora Inc.	5.150%	2/15/2035	125	126
	Cencora Inc.	4.900%	2/13/2036	176	172
	Cencora Inc.	4.250%	3/1/2045	100	83
	Cencora Inc.	4.300%	12/15/2047	175	144
	Cencora Inc.	5.650%	2/13/2056	100	98
	Centene Corp.	2.450%	7/15/2028	467	435
	Centene Corp.	4.625%	12/15/2029	736	699
	Centene Corp.	3.375%	2/15/2030	110	99
	Centene Corp.	3.000%	10/15/2030	407	357
	Centene Corp.	2.500%	3/1/2031	395	331
	Centene Corp.	2.625%	8/1/2031	254	213
	Children's Health System of Texas	2.511%	8/15/2050	300	175
	Children's Hospital Corp.	4.115%	1/1/2047	75	62
	Children's Hospital Corp.	2.585%	2/1/2050	50	30
	Children's Hospital Medical Center	4.268%	5/15/2044	50	43
	CHRISTUS Health	4.341%	7/1/2028	200	199
	Cigna Group	7.875%	5/15/2027	41	43
	Cigna Group	4.375%	10/15/2028	610	610
	Cigna Group	5.000%	5/15/2029	200	204
	Cigna Group	2.400%	3/15/2030	231	213
	Cigna Group	4.500%	9/15/2030	115	115
	Cigna Group	2.375%	3/15/2031	250	225
	Cigna Group	5.125%	5/15/2031	150	153
	Cigna Group	4.875%	9/15/2032	336	336
	Cigna Group	5.250%	2/15/2034	200	202
	Cigna Group	5.250%	1/15/2036	500	501
	Cigna Group	4.800%	8/15/2038	415	390
	Cigna Group	3.200%	3/15/2040	150	116
	Cigna Group	6.125%	11/15/2041	92	95
	Cigna Group	4.800%	7/15/2046	400	345
	Cigna Group	3.875%	10/15/2047	170	128
	Cigna Group	4.900%	12/15/2048	245	212
	Cigna Group	3.400%	3/15/2050	375	256
	Cigna Group	3.400%	3/15/2051	100	68
	Cigna Group	5.600%	2/15/2054	225	213
	Cigna Group	6.000%	1/15/2056	99	99
	City of Hope	5.623%	11/15/2043	75	73
	City of Hope	4.378%	8/15/2048	100	81
	Cleveland Clinic Foundation	4.858%	1/1/2114	100	83
	CommonSpirit Health	4.352%	9/1/2030	103	102
	CommonSpirit Health	2.782%	10/1/2030	500	461
	CommonSpirit Health	5.205%	12/1/2031	150	153
	CommonSpirit Health	5.318%	12/1/2034	125	125
	CommonSpirit Health	4.825%	9/1/2035	88	86
	CommonSpirit Health	4.975%	9/1/2035	105	103
[3]	CommonSpirit Health	4.350%	11/1/2042	225	193
	CommonSpirit Health	5.580%	9/1/2045	78	75
[7]	CommonSpirit Health	3.817%	10/1/2049	50	37
	CommonSpirit Health	4.187%	10/1/2049	150	116
	CommonSpirit Health	5.548%	12/1/2054	100	94
	CommonSpirit Health	5.662%	9/1/2055	125	120
	Community Health Network Inc.	3.099%	5/1/2050	140	89
	Cottage Health Obligated Group	3.304%	11/1/2049	100	69
	CVS Health Corp.	1.300%	8/21/2027	600	575
	CVS Health Corp.	4.300%	3/25/2028	677	675
	CVS Health Corp.	5.000%	1/30/2029	470	476
	CVS Health Corp.	5.400%	6/1/2029	350	358
	CVS Health Corp.	3.250%	8/15/2029	360	345
	CVS Health Corp.	5.125%	2/21/2030	250	254
	CVS Health Corp.	3.750%	4/1/2030	300	290
	CVS Health Corp.	1.750%	8/21/2030	350	309
	CVS Health Corp.	5.250%	1/30/2031	100	102
	CVS Health Corp.	1.875%	2/28/2031	350	306
	CVS Health Corp.	5.550%	6/1/2031	175	180
	CVS Health Corp.	5.000%	9/15/2032	72	72
	CVS Health Corp.	5.250%	2/21/2033	250	253
	CVS Health Corp.	5.300%	6/1/2033	225	227
	CVS Health Corp.	5.700%	6/1/2034	225	231
	CVS Health Corp.	4.875%	7/20/2035	125	120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	5.450%	9/15/2035	122	122
CVS Health Corp.	4.780%	3/25/2038	1,025	944
CVS Health Corp.	6.125%	9/15/2039	75	77
CVS Health Corp.	4.125%	4/1/2040	85	71
CVS Health Corp.	5.300%	12/5/2043	75	68
CVS Health Corp.	6.000%	6/1/2044	100	98
CVS Health Corp.	5.125%	7/20/2045	700	616
CVS Health Corp.	5.050%	3/25/2048	1,660	1,424
CVS Health Corp.	5.625%	2/21/2053	220	202
CVS Health Corp.	5.875%	6/1/2053	293	277
CVS Health Corp.	6.050%	6/1/2054	175	170
CVS Health Corp.	6.200%	9/15/2055	325	321
CVS Health Corp.	6.000%	6/1/2063	135	128
CVS Health Corp.	6.250%	9/15/2065	125	122
Danaher Corp.	4.375%	9/15/2045	75	64
Danaher Corp.	2.600%	10/1/2050	500	298
Dartmouth-Hitchcock Health	4.178%	8/1/2048	100	77
DENTSPLY SIRONA Inc.	3.250%	6/1/2030	150	138
DH Europe Finance II Sarl	2.600%	11/15/2029	150	141
DH Europe Finance II Sarl	3.250%	11/15/2039	175	140
Dignity Health	4.500%	11/1/2042	100	86
Dignity Health	5.267%	11/1/2064	50	45
Duke University Health System Inc.	3.920%	6/1/2047	100	79
Edwards Lifesciences Corp.	4.300%	6/15/2028	100	100
Elevance Health Inc.	3.650%	12/1/2027	500	494
Elevance Health Inc.	4.000%	9/15/2028	231	229
Elevance Health Inc.	5.150%	6/15/2029	115	117
Elevance Health Inc.	4.750%	2/15/2030	70	70
Elevance Health Inc.	2.250%	5/15/2030	530	483
Elevance Health Inc.	2.550%	3/15/2031	650	586
Elevance Health Inc.	4.950%	11/1/2031	55	55
Elevance Health Inc.	4.600%	9/15/2032	250	246
Elevance Health Inc.	5.500%	10/15/2032	250	258
Elevance Health Inc.	4.750%	2/15/2033	200	197
Elevance Health Inc.	5.375%	6/15/2034	175	177
Elevance Health Inc.	5.950%	12/15/2034	1	1
Elevance Health Inc.	5.200%	2/15/2035	465	464
Elevance Health Inc.	5.000%	1/15/2036	304	298
Elevance Health Inc.	5.850%	1/15/2036	75	78
Elevance Health Inc.	6.375%	6/15/2037	50	53
Elevance Health Inc.	4.650%	1/15/2043	775	671
Elevance Health Inc.	4.375%	12/1/2047	261	210
Elevance Health Inc.	3.125%	5/15/2050	200	128
Elevance Health Inc.	4.550%	5/15/2052	200	161
Elevance Health Inc.	6.100%	10/15/2052	700	703
Elevance Health Inc.	5.125%	2/15/2053	200	176
Elevance Health Inc.	5.650%	6/15/2054	175	165
Elevance Health Inc.	4.850%	8/15/2054	30	25
Elevance Health Inc.	5.700%	2/15/2055	395	373
Elevance Health Inc.	5.700%	9/15/2055	100	95
Elevance Health Inc.	5.850%	11/1/2064	140	134
Eli Lilly & Co.	4.150%	8/14/2027	75	75
Eli Lilly & Co.	4.550%	2/12/2028	200	202
Eli Lilly & Co.	4.000%	10/15/2028	118	118
Eli Lilly & Co.	4.500%	2/9/2029	200	202
Eli Lilly & Co.	3.375%	3/15/2029	92	90
Eli Lilly & Co.	4.200%	8/14/2029	177	177
Eli Lilly & Co.	4.750%	2/12/2030	200	204
Eli Lilly & Co.	4.250%	3/15/2031	102	102
Eli Lilly & Co.	4.900%	2/12/2032	200	204
Eli Lilly & Co.	4.550%	10/15/2032	196	196
Eli Lilly & Co.	4.700%	2/9/2034	275	274
Eli Lilly & Co.	4.600%	8/14/2034	225	223
Eli Lilly & Co.	4.900%	10/15/2035	181	181
Eli Lilly & Co.	2.250%	5/15/2050	450	253
Eli Lilly & Co.	4.875%	2/27/2053	50	45
Eli Lilly & Co.	5.000%	2/9/2054	400	364
Eli Lilly & Co.	5.050%	8/14/2054	75	69
Eli Lilly & Co.	5.500%	2/12/2055	400	391
Eli Lilly & Co.	5.550%	10/15/2055	114	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	2.500%	9/15/2060	500	265
	Eli Lilly & Co.	4.950%	2/27/2063	250	219
	Eli Lilly & Co.	5.100%	2/9/2064	450	404
	Eli Lilly & Co.	5.200%	8/14/2064	75	68
	Eli Lilly & Co.	5.600%	2/12/2065	250	245
	Eli Lilly & Co.	5.650%	10/15/2065	103	101
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	75	56
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	200	204
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	98	97
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	300	303
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	126
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	250	264
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	150	153
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	328	322
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	150	159
	Gilead Sciences Inc.	4.800%	11/15/2029	125	127
	Gilead Sciences Inc.	5.250%	10/15/2033	100	103
	Gilead Sciences Inc.	5.100%	6/15/2035	175	177
	Gilead Sciences Inc.	4.600%	9/1/2035	575	561
	Gilead Sciences Inc.	4.000%	9/1/2036	150	138
	Gilead Sciences Inc.	2.600%	10/1/2040	100	72
	Gilead Sciences Inc.	5.650%	12/1/2041	175	178
	Gilead Sciences Inc.	4.800%	4/1/2044	400	361
	Gilead Sciences Inc.	4.500%	2/1/2045	100	86
	Gilead Sciences Inc.	4.750%	3/1/2046	455	404
	Gilead Sciences Inc.	4.150%	3/1/2047	100	81
	Gilead Sciences Inc.	2.800%	10/1/2050	525	326
	Gilead Sciences Inc.	5.550%	10/15/2053	100	97
	Gilead Sciences Inc.	5.500%	11/15/2054	225	218
	Gilead Sciences Inc.	5.600%	11/15/2064	200	194
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	375	373
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	147	148
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	85	88
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	424	422
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	550	609
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	100	87
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	175	170
	Hackensack Meridian Health Inc.	2.675%	9/1/2041	250	178
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	75	61
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	50	42
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	20	15
	HCA Inc.	5.000%	3/1/2028	125	126
	HCA Inc.	5.200%	6/1/2028	177	180
	HCA Inc.	5.625%	9/1/2028	275	281
	HCA Inc.	4.125%	6/15/2029	330	326
	HCA Inc.	3.500%	9/1/2030	650	617
	HCA Inc.	4.300%	11/15/2030	71	70
	HCA Inc.	5.450%	4/1/2031	325	333
	HCA Inc.	2.375%	7/15/2031	150	133
	HCA Inc.	5.500%	3/1/2032	150	154
	HCA Inc.	3.625%	3/15/2032	250	232
	HCA Inc.	4.600%	11/15/2032	92	90
	HCA Inc.	5.500%	6/1/2033	321	327
	HCA Inc.	5.600%	4/1/2034	225	230
	HCA Inc.	5.450%	9/15/2034	225	227
	HCA Inc.	5.750%	3/1/2035	250	257
	HCA Inc.	4.900%	11/15/2035	138	133
	HCA Inc.	5.125%	6/15/2039	200	188
	HCA Inc.	4.375%	3/15/2042	250	210
	HCA Inc.	5.500%	6/15/2047	325	298
	HCA Inc.	5.250%	6/15/2049	450	397
	HCA Inc.	3.500%	7/15/2051	500	330
	HCA Inc.	4.625%	3/15/2052	500	398
	HCA Inc.	5.900%	6/1/2053	177	169
	HCA Inc.	6.000%	4/1/2054	288	278
	HCA Inc.	5.950%	9/15/2054	312	300
	HCA Inc.	6.200%	3/1/2055	325	322
	HCA Inc.	5.700%	11/15/2055	100	93
	HCA Inc.	6.100%	4/1/2064	150	145
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	100	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	5.750%	12/1/2028	100	103
	Humana Inc.	3.700%	3/23/2029	100	97
	Humana Inc.	4.875%	4/1/2030	135	135
	Humana Inc.	5.375%	4/15/2031	270	273
	Humana Inc.	2.150%	2/3/2032	200	171
	Humana Inc.	5.950%	3/15/2034	200	204
	Humana Inc.	5.550%	5/1/2035	200	198
	Humana Inc.	4.625%	12/1/2042	110	90
	Humana Inc.	4.950%	10/1/2044	270	226
	Humana Inc.	3.950%	8/15/2049	40	28
	Humana Inc.	5.500%	3/15/2053	200	173
	Humana Inc.	5.750%	4/15/2054	125	112
	Illumina Inc.	4.750%	12/12/2030	150	149
	Illumina Inc.	2.550%	3/23/2031	150	134
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	75	59
	Iowa Health System	3.665%	2/15/2050	125	93
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	125	99
	Johnson & Johnson	0.950%	9/1/2027	300	288
	Johnson & Johnson	2.900%	1/15/2028	275	270
	Johnson & Johnson	4.700%	3/1/2030	172	176
	Johnson & Johnson	1.300%	9/1/2030	375	333
	Johnson & Johnson	4.900%	6/1/2031	138	143
	Johnson & Johnson	4.850%	3/1/2032	245	252
	Johnson & Johnson	4.950%	5/15/2033	150	156
	Johnson & Johnson	5.000%	3/1/2035	364	375
	Johnson & Johnson	3.550%	3/1/2036	175	160
	Johnson & Johnson	3.625%	3/3/2037	300	269
	Johnson & Johnson	5.950%	8/15/2037	200	219
	Johnson & Johnson	3.400%	1/15/2038	150	130
	Johnson & Johnson	2.100%	9/1/2040	250	175
	Johnson & Johnson	4.500%	9/1/2040	150	142
	Johnson & Johnson	4.850%	5/15/2041	75	74
	Johnson & Johnson	4.500%	12/5/2043	200	184
	Johnson & Johnson	3.700%	3/1/2046	400	318
	Johnson & Johnson	3.750%	3/3/2047	250	197
	Johnson & Johnson	2.250%	9/1/2050	400	231
	Kaiser Foundation Hospitals	3.150%	5/1/2027	100	99
	Kaiser Foundation Hospitals	2.810%	6/1/2041	250	182
	Kaiser Foundation Hospitals	4.875%	4/1/2042	235	219
	Kaiser Foundation Hospitals	4.150%	5/1/2047	150	122
	Kaiser Foundation Hospitals	3.266%	11/1/2049	175	120
	Kaiser Foundation Hospitals	3.002%	6/1/2051	250	160
	Koninklijke Philips NV	6.875%	3/11/2038	100	110
	Koninklijke Philips NV	5.000%	3/15/2042	150	137
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	100	99
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	125	118
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	100	99
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	50	45
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	150	148
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	150	146
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	195	171
	Mass General Brigham Inc.	3.342%	7/1/2060	250	162
	Mayo Clinic	3.774%	11/15/2043	75	61
	Mayo Clinic	4.128%	11/15/2052	50	40
	Mayo Clinic	3.196%	11/15/2061	150	95
	McKesson Corp.	4.900%	7/15/2028	24	24
	McKesson Corp.	4.250%	9/15/2029	100	100
	McKesson Corp.	4.650%	5/30/2030	300	302
	McKesson Corp.	4.950%	5/30/2032	350	355
	McKesson Corp.	5.250%	5/30/2035	400	407
	McLaren Health Care Corp.	4.386%	5/15/2048	50	41
[3]	MedStar Health Inc.	3.626%	8/15/2049	75	54
	Medtronic Global Holdings SCA	4.500%	3/30/2033	100	99
	Medtronic Inc.	4.375%	3/15/2035	511	494
	Medtronic Inc.	4.625%	3/15/2045	244	218
	Memorial Health Services	3.447%	11/1/2049	100	70
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	100	65
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	150	120
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	100	81
	Merck & Co. Inc.	1.700%	6/10/2027	400	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	3.850%	9/15/2027	300	300
	Merck & Co. Inc.	1.900%	12/10/2028	400	379
	Merck & Co. Inc.	3.400%	3/7/2029	475	465
	Merck & Co. Inc.	3.850%	3/15/2029	161	160
	Merck & Co. Inc.	4.300%	5/17/2030	133	133
	Merck & Co. Inc.	1.450%	6/24/2030	210	187
	Merck & Co. Inc.	4.150%	9/15/2030	400	398
	Merck & Co. Inc.	4.150%	3/15/2031	211	209
	Merck & Co. Inc.	2.150%	12/10/2031	450	398
	Merck & Co. Inc.	4.550%	9/15/2032	340	341
	Merck & Co. Inc.	4.450%	12/4/2032	138	137
	Merck & Co. Inc.	4.500%	5/17/2033	175	174
	Merck & Co. Inc.	6.500%	12/1/2033	125	139
	Merck & Co. Inc.	4.950%	9/15/2035	275	276
	Merck & Co. Inc.	4.750%	12/4/2035	108	106
	Merck & Co. Inc.	3.900%	3/7/2039	200	175
	Merck & Co. Inc.	3.600%	9/15/2042	100	79
	Merck & Co. Inc.	4.150%	5/18/2043	650	548
	Merck & Co. Inc.	4.900%	5/17/2044	133	122
	Merck & Co. Inc.	3.700%	2/10/2045	525	408
	Merck & Co. Inc.	5.500%	3/15/2046	143	140
	Merck & Co. Inc.	4.000%	3/7/2049	300	235
	Merck & Co. Inc.	2.450%	6/24/2050	300	174
	Merck & Co. Inc.	2.750%	12/10/2051	300	182
	Merck & Co. Inc.	5.000%	5/17/2053	265	239
	Merck & Co. Inc.	5.700%	9/15/2055	200	199
	Merck & Co. Inc.	5.550%	12/4/2055	274	266
	Merck & Co. Inc.	2.900%	12/10/2061	325	186
	Merck & Co. Inc.	5.150%	5/17/2063	177	159
	Merck & Co. Inc.	5.700%	12/4/2065	203	197
	Methodist Hospital	2.705%	12/1/2050	300	183
[3]	Montefiore Obligated Group	5.246%	11/1/2048	150	124
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	75	55
	Mylan Inc.	5.400%	11/29/2043	100	85
	New York & Presbyterian Hospital	4.024%	8/1/2045	130	106
	New York & Presbyterian Hospital	4.063%	8/1/2056	75	58
	New York & Presbyterian Hospital	2.606%	8/1/2060	100	55
	New York & Presbyterian Hospital	3.954%	8/1/2119	125	85
	Northwell Healthcare Inc.	3.979%	11/1/2046	100	78
	Northwell Healthcare Inc.	4.260%	11/1/2047	200	162
	Northwell Healthcare Inc.	3.809%	11/1/2049	100	74
	Novant Health Inc.	2.637%	11/1/2036	250	198
	Novant Health Inc.	3.318%	11/1/2061	100	63
	Novartis Capital Corp.	3.100%	5/17/2027	175	173
	Novartis Capital Corp.	3.900%	11/5/2028	152	151
	Novartis Capital Corp.	4.100%	3/16/2029	234	234
	Novartis Capital Corp.	3.800%	9/18/2029	150	148
	Novartis Capital Corp.	2.200%	8/14/2030	410	376
	Novartis Capital Corp.	4.100%	11/5/2030	450	445
	Novartis Capital Corp.	4.400%	3/18/2031	202	202
	Novartis Capital Corp.	4.300%	11/5/2032	300	296
	Novartis Capital Corp.	4.600%	3/18/2033	377	375
	Novartis Capital Corp.	4.200%	9/18/2034	150	145
	Novartis Capital Corp.	4.600%	11/5/2035	225	220
	Novartis Capital Corp.	4.900%	3/18/2036	132	132
	Novartis Capital Corp.	3.700%	9/21/2042	100	81
	Novartis Capital Corp.	4.400%	5/6/2044	375	328
	Novartis Capital Corp.	5.200%	11/5/2045	200	191
	Novartis Capital Corp.	4.000%	11/20/2045	225	185
	Novartis Capital Corp.	5.600%	3/18/2046	173	173
	Novartis Capital Corp.	2.750%	8/14/2050	75	47
	Novartis Capital Corp.	4.700%	9/18/2054	225	196
	Novartis Capital Corp.	5.300%	11/5/2055	150	143
	Novartis Capital Corp.	5.700%	3/18/2056	410	413
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/2050	10	6
	NYU Langone Hospitals	4.784%	7/1/2044	100	90
[3]	NYU Langone Hospitals	4.368%	7/1/2047	110	93
	NYU Langone Hospitals	3.380%	7/1/2055	200	136
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	50	43
[3]	OhioHealth Corp.	3.042%	11/15/2050	100	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando Health Obligated Group	5.475%	10/1/2035	75	77
	Orlando Health Obligated Group	4.089%	10/1/2048	50	40
	PeaceHealth Obligated Group	4.335%	11/15/2028	40	40
	PeaceHealth Obligated Group	4.855%	11/15/2032	38	38
	PeaceHealth Obligated Group	4.787%	11/15/2048	75	64
	PeaceHealth Obligated Group	3.218%	11/15/2050	200	132
	Pfizer Inc.	3.875%	11/15/2027	50	50
	Pfizer Inc.	3.600%	9/15/2028	100	99
	Pfizer Inc.	3.450%	3/15/2029	375	368
	Pfizer Inc.	2.625%	4/1/2030	300	281
	Pfizer Inc.	1.700%	5/28/2030	225	202
	Pfizer Inc.	4.200%	11/15/2030	179	178
	Pfizer Inc.	1.750%	8/18/2031	200	175
	Pfizer Inc.	4.500%	11/15/2032	225	223
	Pfizer Inc.	4.875%	11/15/2035	237	235
	Pfizer Inc.	4.100%	9/15/2038	150	135
	Pfizer Inc.	3.900%	3/15/2039	125	109
	Pfizer Inc.	7.200%	3/15/2039	425	497
	Pfizer Inc.	2.550%	5/28/2040	200	145
	Pfizer Inc.	4.300%	6/15/2043	125	107
	Pfizer Inc.	4.400%	5/15/2044	200	173
	Pfizer Inc.	4.125%	12/15/2046	450	362
	Pfizer Inc.	4.200%	9/15/2048	150	121
	Pfizer Inc.	4.000%	3/15/2049	175	136
	Pfizer Inc.	2.700%	5/28/2050	450	276
	Pfizer Inc.	5.600%	11/15/2055	100	98
	Pfizer Inc.	5.700%	11/15/2065	100	97
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	707	711
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/2030	527	531
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	1,084	1,080
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	525	495
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,161	1,078
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	857	778
	Pharmacia LLC	6.600%	12/1/2028	175	185
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	150	140
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	200	203
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	204
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	75	56
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	75	57
	Quest Diagnostics Inc.	4.600%	12/15/2027	100	100
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	139
	Quest Diagnostics Inc.	4.625%	12/15/2029	125	126
	Quest Diagnostics Inc.	2.950%	6/30/2030	160	150
	Quest Diagnostics Inc.	2.800%	6/30/2031	125	114
	Quest Diagnostics Inc.	5.000%	12/15/2034	150	149
	Quest Diagnostics Inc.	5.750%	1/30/2040	13	13
	Quest Diagnostics Inc.	4.700%	3/30/2045	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	500	443
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	50	30
	Revvity Inc.	1.900%	9/15/2028	250	235
	Revvity Inc.	3.625%	3/15/2051	150	106
	Royalty Pharma plc	5.150%	9/2/2029	100	102
	Royalty Pharma plc	2.200%	9/2/2030	300	270
	Royalty Pharma plc	4.450%	3/25/2031	300	296
	Royalty Pharma plc	3.550%	9/2/2050	350	236
	Royalty Pharma plc	3.350%	9/2/2051	250	162
	Rush System for Health Obligated Group	3.922%	11/15/2029	75	74
	Sanofi SA	3.750%	11/3/2027	222	221
	Sanofi SA	3.625%	6/19/2028	225	223
	Sanofi SA	3.800%	11/3/2028	221	219
	Sanofi SA	4.200%	11/3/2032	225	221
	Seattle Children's Hospital	2.719%	10/1/2050	200	123
	Smith & Nephew plc	2.032%	10/14/2030	300	267
	Solventum Corp.	5.400%	3/1/2029	59	60
	Solventum Corp.	5.450%	3/13/2031	175	180
	Solventum Corp.	5.600%	3/23/2034	365	373
	Solventum Corp.	5.900%	4/30/2054	220	215
	SSM Health Care Corp.	3.823%	6/1/2027	100	99
	SSM Health Care Corp.	4.894%	6/1/2028	200	202
	Stanford Health Care	3.795%	11/15/2048	75	57

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Stryker Corp.	4.700%	2/10/2028	200	202
Stryker Corp.	3.650%	3/7/2028	50	49
Stryker Corp.	4.250%	9/11/2029	150	149
Stryker Corp.	4.850%	2/10/2030	175	177
Stryker Corp.	4.625%	9/11/2034	100	98
Stryker Corp.	5.200%	2/10/2035	179	181
Stryker Corp.	4.100%	4/1/2043	75	62
Stryker Corp.	4.375%	5/15/2044	50	42
Stryker Corp.	4.625%	3/15/2046	200	173
Stryker Corp.	2.900%	6/15/2050	100	64
Sutter Health	3.695%	8/15/2028	75	74
Sutter Health	5.164%	8/15/2033	75	76
Sutter Health	5.537%	8/15/2035	150	155
Sutter Health	4.091%	8/15/2048	75	60
Sutter Health	3.361%	8/15/2050	125	87
Sutter Health	5.547%	8/15/2053	75	73
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	605	613
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	202
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	350	264
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	250	245
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	485	318
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	200	192
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	125
Takeda US Financing Inc.	5.200%	7/7/2035	275	275
Texas Health Resources	2.328%	11/15/2050	300	168
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	200	189
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	150	153
Thermo Fisher Scientific Inc.	4.215%	2/12/2031	109	108
Thermo Fisher Scientific Inc.	4.200%	3/1/2031	100	99
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	1,000	885
Thermo Fisher Scientific Inc.	4.473%	10/7/2032	125	124
Thermo Fisher Scientific Inc.	4.550%	6/15/2033	82	81
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	200	204
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	150	148
Thermo Fisher Scientific Inc.	4.902%	2/12/2036	172	171
Thermo Fisher Scientific Inc.	4.894%	10/7/2037	75	74
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	350	256
Thermo Fisher Scientific Inc.	5.300%	2/1/2044	185	179
Trinity Health Corp.	4.125%	12/1/2045	85	70
UnitedHealth Group Inc.	3.375%	4/15/2027	350	347
UnitedHealth Group Inc.	3.700%	5/15/2027	120	119
UnitedHealth Group Inc.	2.950%	10/15/2027	150	147
UnitedHealth Group Inc.	5.250%	2/15/2028	375	382
UnitedHealth Group Inc.	4.400%	6/15/2028	50	50
UnitedHealth Group Inc.	3.875%	12/15/2028	150	149
UnitedHealth Group Inc.	2.875%	8/15/2029	150	143
UnitedHealth Group Inc.	4.800%	1/15/2030	195	197
UnitedHealth Group Inc.	2.000%	5/15/2030	955	865
UnitedHealth Group Inc.	4.650%	1/15/2031	125	126
UnitedHealth Group Inc.	4.900%	4/15/2031	200	203
UnitedHealth Group Inc.	2.300%	5/15/2031	650	583
UnitedHealth Group Inc.	4.950%	1/15/2032	155	157
UnitedHealth Group Inc.	4.200%	5/15/2032	250	244
UnitedHealth Group Inc.	5.350%	2/15/2033	375	385
UnitedHealth Group Inc.	4.500%	4/15/2033	200	195
UnitedHealth Group Inc.	5.000%	4/15/2034	450	450
UnitedHealth Group Inc.	5.300%	6/15/2035	194	198
UnitedHealth Group Inc.	4.625%	7/15/2035	175	169
UnitedHealth Group Inc.	6.500%	6/15/2037	50	55
UnitedHealth Group Inc.	6.625%	11/15/2037	125	138
UnitedHealth Group Inc.	6.875%	2/15/2038	245	276
UnitedHealth Group Inc.	3.500%	8/15/2039	140	113
UnitedHealth Group Inc.	2.750%	5/15/2040	200	145
UnitedHealth Group Inc.	5.950%	2/15/2041	60	62
UnitedHealth Group Inc.	3.050%	5/15/2041	300	222
UnitedHealth Group Inc.	4.625%	11/15/2041	110	98
UnitedHealth Group Inc.	4.375%	3/15/2042	50	43
UnitedHealth Group Inc.	3.950%	10/15/2042	175	142
UnitedHealth Group Inc.	4.250%	3/15/2043	125	104
UnitedHealth Group Inc.	5.500%	7/15/2044	195	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.750%	7/15/2045	305	266
	UnitedHealth Group Inc.	4.200%	1/15/2047	210	167
	UnitedHealth Group Inc.	4.250%	4/15/2047	290	233
	UnitedHealth Group Inc.	4.250%	6/15/2048	300	238
	UnitedHealth Group Inc.	4.450%	12/15/2048	150	122
	UnitedHealth Group Inc.	3.700%	8/15/2049	310	223
	UnitedHealth Group Inc.	3.250%	5/15/2051	432	285
	UnitedHealth Group Inc.	4.750%	5/15/2052	200	168
	UnitedHealth Group Inc.	5.875%	2/15/2053	400	395
	UnitedHealth Group Inc.	5.050%	4/15/2053	269	237
	UnitedHealth Group Inc.	5.375%	4/15/2054	325	299
	UnitedHealth Group Inc.	5.625%	7/15/2054	475	452
	UnitedHealth Group Inc.	5.950%	6/15/2055	300	302
	UnitedHealth Group Inc.	3.875%	8/15/2059	420	293
	UnitedHealth Group Inc.	3.125%	5/15/2060	250	149
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	200
	UnitedHealth Group Inc.	5.200%	4/15/2063	300	261
	UnitedHealth Group Inc.	5.500%	4/15/2064	200	183
	UnitedHealth Group Inc.	5.750%	7/15/2064	320	305
	Universal Health Services Inc.	4.625%	10/15/2029	100	99
	Universal Health Services Inc.	2.650%	10/15/2030	300	270
	Universal Health Services Inc.	5.050%	10/15/2034	75	72
	UPMC	5.035%	5/15/2033	150	152
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	225	181
	Viatris Inc.	2.300%	6/22/2027	175	170
	Viatris Inc.	3.850%	6/22/2040	219	166
	Viatris Inc.	4.000%	6/22/2050	275	180
	WakeMed	3.286%	10/1/2052	200	134
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	50	43
	Wyeth LLC	6.500%	2/1/2034	150	166
	Wyeth LLC	6.000%	2/15/2036	85	91
	Wyeth LLC	5.950%	4/1/2037	385	408
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	100	102
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	350	312
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	125	127
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	50	51
	Zoetis Inc.	3.000%	9/12/2027	150	147
	Zoetis Inc.	4.150%	8/17/2028	196	195
	Zoetis Inc.	3.900%	8/20/2028	100	99
	Zoetis Inc.	2.000%	5/15/2030	150	136
	Zoetis Inc.	5.600%	11/16/2032	250	262
	Zoetis Inc.	5.000%	8/17/2035	143	142
	Zoetis Inc.	4.700%	2/1/2043	175	156
	Zoetis Inc.	3.950%	9/12/2047	150	118
	Zoetis Inc.	4.450%	8/20/2048	75	63
	Zoetis Inc.	3.000%	5/15/2050	100	64
					152,093
Industrials (1.8%)
	3M Co.	2.875%	10/15/2027	125	123
	3M Co.	3.375%	3/1/2029	150	146
	3M Co.	2.375%	8/26/2029	360	338
	3M Co.	4.800%	3/15/2030	365	369
	3M Co.	3.125%	9/19/2046	75	50
	3M Co.	3.625%	10/15/2047	100	73
	3M Co.	4.000%	9/14/2048	150	115
	3M Co.	3.250%	8/26/2049	320	214
	3M Co.	3.700%	4/15/2050	125	90
	AGCO Corp.	5.800%	3/21/2034	125	128
	Allegion plc	3.500%	10/1/2029	75	72
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	175	173
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	130	133
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/2036	288	258
[3]	American Airlines Class A Series 2025-1 Pass Through Trust	4.900%	11/11/2039	149	144
[3]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/2029	29	29
[3]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/2029	82	81
[3]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/2030	86	83
[3]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/2030	28	28
[3]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/2033	34	31

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Amphenol Corp.	5.050%	4/5/2027	50	50
Amphenol Corp.	3.800%	11/15/2027	150	149
Amphenol Corp.	4.375%	6/12/2028	150	150
Amphenol Corp.	3.900%	11/15/2028	125	124
Amphenol Corp.	4.350%	6/1/2029	100	100
Amphenol Corp.	2.800%	2/15/2030	275	259
Amphenol Corp.	4.125%	11/15/2030	197	194
Amphenol Corp.	2.200%	9/15/2031	100	89
Amphenol Corp.	4.400%	2/15/2033	202	197
Amphenol Corp.	5.250%	4/5/2034	200	204
Amphenol Corp.	5.000%	1/15/2035	150	150
Amphenol Corp.	4.625%	2/15/2036	2,800	2,707
Amphenol Corp.	5.375%	11/15/2054	50	48
Amphenol Corp.	5.300%	11/15/2055	150	141
Automatic Data Processing Inc.	1.700%	5/15/2028	200	191
Automatic Data Processing Inc.	1.250%	9/1/2030	260	228
Automatic Data Processing Inc.	4.750%	5/8/2032	240	242
Block Financial LLC	2.500%	7/15/2028	145	137
Block Financial LLC	3.875%	8/15/2030	589	555
Boeing Co.	5.040%	5/1/2027	360	362
Boeing Co.	6.259%	5/1/2027	200	203
Boeing Co.	3.250%	3/1/2028	100	98
Boeing Co.	3.450%	11/1/2028	250	244
Boeing Co.	3.200%	3/1/2029	200	193
Boeing Co.	6.298%	5/1/2029	605	636
Boeing Co.	2.950%	2/1/2030	190	179
Boeing Co.	5.150%	5/1/2030	907	921
Boeing Co.	3.625%	2/1/2031	277	263
Boeing Co.	6.388%	5/1/2031	200	213
Boeing Co.	6.125%	2/15/2033	75	80
Boeing Co.	3.600%	5/1/2034	150	134
Boeing Co.	6.528%	5/1/2034	450	490
Boeing Co.	3.250%	2/1/2035	190	163
Boeing Co.	3.550%	3/1/2038	50	42
Boeing Co.	3.500%	3/1/2039	75	60
Boeing Co.	6.875%	3/15/2039	100	110
Boeing Co.	5.875%	2/15/2040	75	75
Boeing Co.	5.705%	5/1/2040	640	641
Boeing Co.	3.375%	6/15/2046	75	52
Boeing Co.	3.650%	3/1/2047	55	39
Boeing Co.	3.625%	3/1/2048	75	52
Boeing Co.	3.850%	11/1/2048	60	43
Boeing Co.	3.900%	5/1/2049	321	234
Boeing Co.	3.750%	2/1/2050	250	177
Boeing Co.	5.805%	5/1/2050	1,665	1,607
Boeing Co.	6.858%	5/1/2054	450	495
Boeing Co.	3.950%	8/1/2059	75	52
Boeing Co.	5.930%	5/1/2060	550	529
Boeing Co.	7.008%	5/1/2064	275	304
Burlington Northern Santa Fe LLC	3.250%	6/15/2027	225	223
Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	136
Burlington Northern Santa Fe LLC	5.050%	3/1/2041	125	120
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	250	250
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	250	220
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	200	174
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	175	152
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	125	118
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	100	92
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	250	218
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	75	66
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	150	117
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	125	101
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	375	295
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	200	160
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	400	289
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	200	129
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	200	123
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	175	144
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	525	483
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	484	466

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	117	113
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	350	353
Canadian National Railway Co.	4.200%	3/12/2031	250	247
Canadian National Railway Co.	6.250%	8/1/2034	75	82
Canadian National Railway Co.	4.750%	11/12/2035	195	192
Canadian National Railway Co.	6.200%	6/1/2036	75	82
Canadian National Railway Co.	6.375%	11/15/2037	100	110
Canadian National Railway Co.	3.200%	8/2/2046	100	71
Canadian National Railway Co.	2.450%	5/1/2050	105	61
Canadian Pacific Railway Co.	4.000%	3/15/2029	173	171
Canadian Pacific Railway Co.	2.875%	11/15/2029	100	95
Canadian Pacific Railway Co.	2.050%	3/5/2030	200	183
Canadian Pacific Railway Co.	4.800%	3/30/2030	102	103
Canadian Pacific Railway Co.	7.125%	10/15/2031	100	112
Canadian Pacific Railway Co.	2.450%	12/2/2031	350	311
Canadian Pacific Railway Co.	5.200%	3/30/2035	97	99
Canadian Pacific Railway Co.	5.950%	5/15/2037	80	85
Canadian Pacific Railway Co.	3.000%	12/2/2041	178	131
Canadian Pacific Railway Co.	4.300%	5/15/2043	75	64
Canadian Pacific Railway Co.	4.950%	8/15/2045	125	114
Canadian Pacific Railway Co.	4.700%	5/1/2048	31	27
Canadian Pacific Railway Co.	3.500%	5/1/2050	100	71
Canadian Pacific Railway Co.	3.100%	12/2/2051	500	327
Canadian Pacific Railway Co.	5.500%	3/15/2056	100	96
Canadian Pacific Railway Co.	6.125%	9/15/2115	120	121
Carrier Global Corp.	2.722%	2/15/2030	355	332
Carrier Global Corp.	2.700%	2/15/2031	85	78
Carrier Global Corp.	5.900%	3/15/2034	395	417
Carrier Global Corp.	3.377%	4/5/2040	300	236
Carrier Global Corp.	3.577%	4/5/2050	126	90
Carrier Global Corp.	6.200%	3/15/2054	159	167
Caterpillar Financial Services Corp.	3.600%	8/12/2027	300	298
Caterpillar Financial Services Corp.	4.400%	10/15/2027	175	176
Caterpillar Financial Services Corp.	4.600%	11/15/2027	150	151
Caterpillar Financial Services Corp.	3.700%	1/10/2028	136	135
Caterpillar Financial Services Corp.	4.400%	3/3/2028	132	133
Caterpillar Financial Services Corp.	4.100%	8/15/2028	250	250
Caterpillar Financial Services Corp.	3.950%	11/14/2028	75	75
Caterpillar Financial Services Corp.	3.750%	2/23/2029	250	247
Caterpillar Financial Services Corp.	4.700%	11/15/2029	150	152
Caterpillar Financial Services Corp.	4.800%	1/8/2030	100	102
Caterpillar Financial Services Corp.	4.150%	1/8/2031	96	95
Caterpillar Inc.	2.600%	9/19/2029	200	190
Caterpillar Inc.	2.600%	4/9/2030	120	113
Caterpillar Inc.	5.200%	5/15/2035	100	102
Caterpillar Inc.	6.050%	8/15/2036	100	109
Caterpillar Inc.	3.803%	8/15/2042	243	200
Caterpillar Inc.	3.250%	9/19/2049	200	139
Caterpillar Inc.	3.250%	4/9/2050	200	139
Cintas Corp. No. 2	3.700%	4/1/2027	175	174
Cintas Corp. No. 2	4.200%	5/1/2028	150	150
Cintas Corp. No. 2	4.000%	5/1/2032	150	145
CNH Industrial Capital LLC	4.500%	10/8/2027	100	100
CNH Industrial Capital LLC	5.100%	4/20/2029	265	268
CNH Industrial Capital LLC	4.500%	10/16/2030	200	198
CNH Industrial Capital LLC	4.375%	3/7/2031	175	171
CNH Industrial NV	3.850%	11/15/2027	100	99
CSX Corp.	3.250%	6/1/2027	150	148
CSX Corp.	3.800%	3/1/2028	350	347
CSX Corp.	4.250%	3/15/2029	200	200
CSX Corp.	2.400%	2/15/2030	172	160
CSX Corp.	4.100%	11/15/2032	187	181
CSX Corp.	5.200%	11/15/2033	100	102
CSX Corp.	5.050%	6/15/2035	510	512
CSX Corp.	6.220%	4/30/2040	152	164
CSX Corp.	5.500%	4/15/2041	225	227
CSX Corp.	4.750%	5/30/2042	210	192
CSX Corp.	4.100%	3/15/2044	150	124
CSX Corp.	3.800%	11/1/2046	140	107
CSX Corp.	4.300%	3/1/2048	250	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.750%	11/15/2048	70	61
	CSX Corp.	4.500%	3/15/2049	125	104
	CSX Corp.	3.350%	9/15/2049	265	183
	CSX Corp.	4.500%	11/15/2052	162	135
	CSX Corp.	4.500%	8/1/2054	25	21
	CSX Corp.	4.250%	11/1/2066	150	113
	CSX Corp.	4.650%	3/1/2068	75	61
	Cummins Inc.	4.250%	5/9/2028	100	100
	Cummins Inc.	4.900%	2/20/2029	100	102
	Cummins Inc.	4.700%	2/15/2031	300	303
	Cummins Inc.	5.300%	5/9/2035	400	407
	Cummins Inc.	2.600%	9/1/2050	200	119
	Cummins Inc.	5.450%	2/20/2054	200	193
	Deere & Co.	5.375%	10/16/2029	125	130
	Deere & Co.	5.450%	1/16/2035	150	156
	Deere & Co.	2.875%	9/7/2049	200	131
	Deere & Co.	3.750%	4/15/2050	175	134
	Deere & Co.	5.700%	1/19/2055	100	102
	Deere Funding Canada Corp.	4.150%	10/9/2030	184	182
	Delta Air Lines Inc.	4.950%	7/10/2028	154	155
	Delta Air Lines Inc.	5.250%	7/10/2030	118	119
[3]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/2029	101	97
	Dover Corp.	2.950%	11/4/2029	75	71
	Eaton Capital ULC	4.450%	5/9/2030	200	200
	Eaton Corp.	3.103%	9/15/2027	128	126
	Eaton Corp.	3.850%	3/6/2028	350	348
	Eaton Corp.	3.950%	3/6/2029	158	156
	Eaton Corp.	4.200%	3/6/2031	116	114
	Eaton Corp.	4.500%	3/6/2033	51	50
	Eaton Corp.	4.150%	3/15/2033	236	229
	Eaton Corp.	4.800%	3/6/2036	114	113
	Eaton Corp.	4.150%	11/2/2042	150	128
	Eaton Corp.	4.700%	8/23/2052	42	37
	Eaton Corp.	5.450%	3/6/2056	600	580
	Embraer Netherlands Finance BV	5.980%	2/11/2035	100	103
	Embraer Netherlands Finance BV	5.400%	1/9/2038	160	153
	Emerson Electric Co.	2.000%	12/21/2028	200	189
	Emerson Electric Co.	1.950%	10/15/2030	100	90
	Emerson Electric Co.	2.200%	12/21/2031	200	178
	Emerson Electric Co.	2.750%	10/15/2050	150	92
[3]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/2035	353	304
	FedEx Corp.	4.250%	5/15/2030	100	99
	FedEx Corp.	3.900%	2/1/2035	200	184
	FedEx Corp.	4.750%	11/15/2045	250	214
	FedEx Corp.	4.550%	4/1/2046	225	187
	FedEx Corp.	4.400%	1/15/2047	125	101
	FedEx Corp.	4.050%	2/15/2048	200	152
	FedEx Corp.	4.950%	10/17/2048	150	130
	FedEx Corp.	5.250%	5/15/2050	250	229
[6]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	152	150
[6]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	198	195
[6]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	104	101
[6]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	133	129
	Fortive Corp.	4.300%	6/15/2046	100	80
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	343	329
	GE Vernova Inc.	4.250%	2/4/2031	129	127
	GE Vernova Inc.	4.875%	2/4/2036	133	132
	GE Vernova Inc.	5.500%	2/4/2056	115	111
	General Electric Co.	4.300%	7/29/2030	75	75
	General Electric Co.	6.750%	3/15/2032	240	268
	General Electric Co.	4.900%	1/29/2036	150	150
	GXO Logistics Inc.	2.650%	7/15/2031	250	223
	GXO Logistics Inc.	6.500%	5/6/2034	90	94
	HEICO Corp.	5.350%	8/1/2033	265	269
[6]	Honeywell Aerospace Inc.	3.900%	3/16/2028	74	73
[6]	Honeywell Aerospace Inc.	4.300%	3/16/2031	355	351
[6]	Honeywell Aerospace Inc.	4.600%	3/16/2033	330	326
[6]	Honeywell Aerospace Inc.	4.950%	3/16/2036	590	585
[6]	Honeywell Aerospace Inc.	5.622%	3/16/2046	250	246
[6]	Honeywell Aerospace Inc.	5.732%	3/16/2056	680	672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	2.700%	8/15/2029	100	95
	Honeywell International Inc.	1.950%	6/1/2030	1,000	906
	Honeywell International Inc.	1.750%	9/1/2031	250	217
	Honeywell International Inc.	4.500%	1/15/2034	200	197
	Howmet Aerospace Inc.	3.000%	1/15/2029	275	265
	Howmet Aerospace Inc.	4.850%	10/15/2031	100	101
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	150
	Howmet Aerospace Inc.	5.950%	2/1/2037	175	186
	Hubbell Inc.	3.150%	8/15/2027	50	49
	Hubbell Inc.	3.500%	2/15/2028	175	172
	Hubbell Inc.	4.800%	11/15/2035	105	102
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	200	190
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	200	204
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	200	196
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	615	635
	IDEX Corp.	4.950%	9/1/2029	85	86
	IDEX Corp.	3.000%	5/1/2030	75	70
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	71
	Illinois Tool Works Inc.	3.900%	9/1/2042	250	208
	Ingersoll Rand Inc.	5.197%	6/15/2027	200	202
	Ingersoll Rand Inc.	5.400%	8/14/2028	100	102
	Ingersoll Rand Inc.	5.176%	6/15/2029	200	205
	Ingersoll Rand Inc.	5.700%	8/14/2033	200	208
	Ingersoll Rand Inc.	5.450%	6/15/2034	200	204
	Ingersoll Rand Inc.	5.700%	6/15/2054	60	59
	Jacobs Solutions Inc.	4.750%	3/3/2031	300	296
	Jacobs Solutions Inc.	5.375%	3/3/2036	275	268
[3]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/2034	101	96
[3]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/2033	72	64
	John Deere Capital Corp.	4.900%	6/11/2027	171	173
	John Deere Capital Corp.	2.800%	9/8/2027	150	147
	John Deere Capital Corp.	4.150%	9/15/2027	200	200
	John Deere Capital Corp.	3.050%	1/6/2028	100	98
	John Deere Capital Corp.	4.650%	1/7/2028	100	101
	John Deere Capital Corp.	4.750%	1/20/2028	200	203
	John Deere Capital Corp.	4.250%	6/5/2028	125	125
	John Deere Capital Corp.	4.950%	7/14/2028	200	204
	John Deere Capital Corp.	3.450%	3/7/2029	50	49
	John Deere Capital Corp.	3.900%	3/9/2029	208	206
	John Deere Capital Corp.	4.850%	6/11/2029	119	121
	John Deere Capital Corp.	2.800%	7/18/2029	150	143
	John Deere Capital Corp.	2.450%	1/9/2030	325	305
	John Deere Capital Corp.	4.550%	6/5/2030	225	226
	John Deere Capital Corp.	4.375%	10/15/2030	200	200
	John Deere Capital Corp.	4.900%	3/7/2031	450	459
	John Deere Capital Corp.	4.200%	3/10/2031	115	114
	John Deere Capital Corp.	4.400%	9/8/2031	750	748
	John Deere Capital Corp.	5.150%	9/8/2033	300	309
	John Deere Capital Corp.	5.100%	4/11/2034	175	178
	John Deere Capital Corp.	5.050%	6/12/2034	200	203
	Johnson Controls International plc	4.625%	7/2/2044	175	152
	Johnson Controls International plc	4.950%	7/2/2064	72	61
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/2029	125	129
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/2032	122	122
	Kennametal Inc.	4.625%	6/15/2028	120	120
	Keysight Technologies Inc.	4.600%	4/6/2027	125	125
	Keysight Technologies Inc.	3.000%	10/30/2029	200	190
	Keysight Technologies Inc.	4.950%	10/15/2034	50	49
	Kirby Corp.	4.200%	3/1/2028	300	298
	L3Harris Technologies Inc.	4.400%	6/15/2028	175	175
	L3Harris Technologies Inc.	5.050%	6/1/2029	130	132
	L3Harris Technologies Inc.	5.250%	6/1/2031	130	133
	L3Harris Technologies Inc.	5.400%	7/31/2033	260	267
	L3Harris Technologies Inc.	5.350%	6/1/2034	130	132
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	98
	L3Harris Technologies Inc.	5.054%	4/27/2045	100	93
	L3Harris Technologies Inc.	5.600%	7/31/2053	175	170
	L3Harris Technologies Inc.	5.500%	8/15/2054	100	96
	Lennox International Inc.	1.700%	8/1/2027	50	48

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lockheed Martin Corp.	5.100%	11/15/2027	250	254
Lockheed Martin Corp.	4.450%	5/15/2028	100	101
Lockheed Martin Corp.	4.150%	8/15/2028	150	150
Lockheed Martin Corp.	4.400%	8/15/2030	175	175
Lockheed Martin Corp.	4.700%	12/15/2031	150	152
Lockheed Martin Corp.	3.900%	6/15/2032	100	97
Lockheed Martin Corp.	5.250%	1/15/2033	250	260
Lockheed Martin Corp.	3.600%	3/1/2035	150	137
Lockheed Martin Corp.	5.000%	8/15/2035	125	126
Lockheed Martin Corp.	4.500%	5/15/2036	100	97
Lockheed Martin Corp.	6.150%	9/1/2036	300	329
Lockheed Martin Corp.	4.070%	12/15/2042	270	228
Lockheed Martin Corp.	3.800%	3/1/2045	150	118
Lockheed Martin Corp.	4.700%	5/15/2046	275	244
Lockheed Martin Corp.	4.090%	9/15/2052	331	259
Lockheed Martin Corp.	4.150%	6/15/2053	250	197
Lockheed Martin Corp.	5.700%	11/15/2054	250	250
Lockheed Martin Corp.	5.200%	2/15/2055	215	200
Lockheed Martin Corp.	4.300%	6/15/2062	125	97
Lockheed Martin Corp.	5.900%	11/15/2063	134	137
MasTec Inc.	5.900%	6/15/2029	100	103
Nordson Corp.	5.600%	9/15/2028	60	61
Nordson Corp.	4.500%	12/15/2029	200	200
Nordson Corp.	5.800%	9/15/2033	79	82
Norfolk Southern Corp.	7.800%	5/15/2027	60	62
Norfolk Southern Corp.	3.150%	6/1/2027	125	123
Norfolk Southern Corp.	3.800%	8/1/2028	113	112
Norfolk Southern Corp.	2.550%	11/1/2029	200	188
Norfolk Southern Corp.	5.050%	8/1/2030	550	562
Norfolk Southern Corp.	3.000%	3/15/2032	200	183
Norfolk Southern Corp.	5.100%	5/1/2035	50	50
Norfolk Southern Corp.	4.837%	10/1/2041	113	104
Norfolk Southern Corp.	3.950%	10/1/2042	100	81
Norfolk Southern Corp.	4.450%	6/15/2045	75	64
Norfolk Southern Corp.	4.650%	1/15/2046	75	65
Norfolk Southern Corp.	3.942%	11/1/2047	135	103
Norfolk Southern Corp.	4.100%	5/15/2049	73	57
Norfolk Southern Corp.	3.400%	11/1/2049	75	52
Norfolk Southern Corp.	3.050%	5/15/2050	350	225
Norfolk Southern Corp.	2.900%	8/25/2051	105	64
Norfolk Southern Corp.	4.050%	8/15/2052	239	181
Norfolk Southern Corp.	4.550%	6/1/2053	179	147
Norfolk Southern Corp.	5.350%	8/1/2054	581	541
Norfolk Southern Corp.	3.155%	5/15/2055	438	277
Norfolk Southern Corp.	5.950%	3/15/2064	110	109
Norfolk Southern Corp.	5.100%	8/1/2118	60	51
Norfolk Southern Corp.	4.100%	5/15/2121	100	68
Northrop Grumman Corp.	3.250%	1/15/2028	100	98
Northrop Grumman Corp.	4.600%	2/1/2029	100	101
Northrop Grumman Corp.	4.400%	5/1/2030	290	289
Northrop Grumman Corp.	4.650%	7/15/2030	100	101
Northrop Grumman Corp.	4.700%	3/15/2033	100	100
Northrop Grumman Corp.	4.900%	6/1/2034	150	150
Northrop Grumman Corp.	5.150%	5/1/2040	90	88
Northrop Grumman Corp.	5.050%	11/15/2040	150	145
Northrop Grumman Corp.	4.750%	6/1/2043	275	249
Northrop Grumman Corp.	4.030%	10/15/2047	380	299
Northrop Grumman Corp.	5.250%	5/1/2050	135	125
Northrop Grumman Corp.	4.950%	3/15/2053	100	89
Northrop Grumman Corp.	5.200%	6/1/2054	350	323
nVent Finance Sarl	4.550%	4/15/2028	100	100
nVent Finance Sarl	5.650%	5/15/2033	100	103
Oshkosh Corp.	4.600%	5/15/2028	185	185
Oshkosh Corp.	3.100%	3/1/2030	60	56
Otis Worldwide Corp.	2.293%	4/5/2027	200	196
Otis Worldwide Corp.	5.250%	8/16/2028	150	153
Otis Worldwide Corp.	2.565%	2/15/2030	300	278
Otis Worldwide Corp.	5.125%	11/19/2031	50	51
Otis Worldwide Corp.	5.131%	9/4/2035	63	63
Otis Worldwide Corp.	3.112%	2/15/2040	125	95

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Otis Worldwide Corp.	3.362%	2/15/2050	150	102
PACCAR Financial Corp.	5.000%	5/13/2027	400	404
PACCAR Financial Corp.	4.250%	6/23/2027	100	100
PACCAR Financial Corp.	4.450%	8/6/2027	300	302
PACCAR Financial Corp.	4.000%	8/8/2028	133	133
PACCAR Financial Corp.	4.000%	11/7/2028	117	117
PACCAR Financial Corp.	3.900%	2/5/2029	179	178
PACCAR Financial Corp.	4.000%	9/26/2029	250	248
PACCAR Financial Corp.	4.550%	5/8/2030	125	126
Parker-Hannifin Corp.	4.250%	9/15/2027	215	215
Parker-Hannifin Corp.	3.250%	6/14/2029	75	73
Parker-Hannifin Corp.	6.250%	5/15/2038	150	164
Parker-Hannifin Corp.	4.450%	11/21/2044	200	173
Paychex Inc.	5.100%	4/15/2030	258	260
Paychex Inc.	5.350%	4/15/2032	372	374
Paychex Inc.	5.600%	4/15/2035	225	226
Precision Castparts Corp.	4.375%	6/15/2045	200	170
Quanta Services Inc.	4.750%	8/9/2027	400	402
Quanta Services Inc.	4.300%	8/9/2028	300	300
Quanta Services Inc.	4.500%	1/15/2031	325	322
Quanta Services Inc.	5.250%	8/9/2034	200	201
Quanta Services Inc.	5.100%	8/9/2035	275	271
Regal Rexnord Corp.	6.050%	4/15/2028	250	256
Regal Rexnord Corp.	6.300%	2/15/2030	145	152
Regal Rexnord Corp.	6.400%	4/15/2033	225	238
RELX Capital Inc.	4.000%	3/18/2029	100	99
RELX Capital Inc.	4.750%	3/27/2030	81	82
RELX Capital Inc.	3.000%	5/22/2030	150	141
RELX Capital Inc.	4.750%	5/20/2032	100	100
RELX Capital Inc.	5.250%	3/27/2035	63	64
Republic Services Inc.	5.000%	11/15/2029	125	128
Republic Services Inc.	4.750%	7/15/2030	700	708
Republic Services Inc.	1.750%	2/15/2032	135	116
Republic Services Inc.	5.000%	12/15/2033	115	117
Rockwell Automation Inc.	3.500%	3/1/2029	100	98
Rockwell Automation Inc.	2.800%	8/15/2061	200	112
RTX Corp.	3.125%	5/4/2027	225	222
RTX Corp.	7.200%	8/15/2027	25	26
RTX Corp.	4.125%	11/16/2028	537	535
RTX Corp.	2.250%	7/1/2030	740	677
RTX Corp.	1.900%	9/1/2031	200	174
RTX Corp.	2.375%	3/15/2032	200	176
RTX Corp.	5.150%	2/27/2033	200	204
RTX Corp.	6.100%	3/15/2034	612	659
RTX Corp.	5.400%	5/1/2035	150	154
RTX Corp.	6.050%	6/1/2036	100	108
RTX Corp.	4.450%	11/16/2038	260	240
RTX Corp.	4.700%	12/15/2041	50	45
RTX Corp.	4.500%	6/1/2042	675	599
RTX Corp.	4.150%	5/15/2045	200	164
RTX Corp.	3.750%	11/1/2046	200	152
RTX Corp.	4.350%	4/15/2047	250	207
RTX Corp.	4.050%	5/4/2047	107	85
RTX Corp.	4.625%	11/16/2048	350	298
RTX Corp.	3.125%	7/1/2050	179	118
RTX Corp.	2.820%	9/1/2051	200	122
RTX Corp.	3.030%	3/15/2052	200	127
RTX Corp.	5.375%	2/27/2053	200	187
RTX Corp.	6.400%	3/15/2054	314	338
Ryder System Inc.	5.650%	3/1/2028	100	102
Ryder System Inc.	5.250%	6/1/2028	200	203
Ryder System Inc.	5.375%	3/15/2029	300	307
Ryder System Inc.	4.900%	12/1/2029	50	51
Ryder System Inc.	4.850%	6/15/2030	50	50
Ryder System Inc.	4.300%	12/1/2030	100	98
Ryder System Inc.	6.600%	12/1/2033	300	329
Snap-on Inc.	4.100%	3/1/2048	75	60
Snap-on Inc.	3.100%	5/1/2050	75	50
Southwest Airlines Co.	5.125%	6/15/2027	245	246
Southwest Airlines Co.	3.450%	11/16/2027	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Airlines Co.	4.375%	11/15/2028	100	99
	Southwest Airlines Co.	2.625%	2/10/2030	100	92
	Southwest Airlines Co.	5.250%	11/15/2035	125	117
	Textron Inc.	3.900%	9/17/2029	225	220
	Textron Inc.	6.100%	11/15/2033	50	53
	Textron Inc.	4.950%	3/15/2036	150	146
	Timken Co.	4.500%	12/15/2028	25	25
	TR Finance LLC	5.500%	8/15/2035	75	75
	TR Finance LLC	5.850%	4/15/2040	100	97
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	225	222
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	200	205
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	125	127
	Trimble Inc.	4.900%	6/15/2028	50	50
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	104	94
	Triton Container International Ltd. / TAL International Container Corp.	5.150%	2/15/2033	75	73
	Tyco Electronics Group SA	3.125%	8/15/2027	200	197
	Tyco Electronics Group SA	4.500%	2/9/2031	100	100
	Tyco Electronics Group SA	2.500%	2/4/2032	200	178
	Tyco Electronics Group SA	4.875%	2/9/2036	164	162
	Tyco Electronics Group SA	7.125%	10/1/2037	125	144
	Union Pacific Corp.	2.400%	2/5/2030	200	186
	Union Pacific Corp.	2.800%	2/14/2032	100	91
	Union Pacific Corp.	3.375%	2/1/2035	100	89
	Union Pacific Corp.	5.100%	2/20/2035	115	117
	Union Pacific Corp.	2.891%	4/6/2036	500	420
	Union Pacific Corp.	3.600%	9/15/2037	90	79
	Union Pacific Corp.	3.250%	2/5/2050	200	136
	Union Pacific Corp.	2.950%	3/10/2052	250	156
	Union Pacific Corp.	4.950%	9/9/2052	110	99
	Union Pacific Corp.	3.500%	2/14/2053	600	417
	Union Pacific Corp.	5.600%	12/1/2054	57	56
	Union Pacific Corp.	3.950%	8/15/2059	100	73
	Union Pacific Corp.	3.839%	3/20/2060	386	274
	Union Pacific Corp.	2.973%	9/16/2062	325	187
	Union Pacific Corp.	3.799%	4/6/2071	260	175
[3]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/2033	73	67
[3]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/2037	205	211
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	110	107
[3]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/2030	45	44
[3]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/2033	122	120
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/2038	376	383
[3]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/2029	168	170
	United Parcel Service Inc.	3.400%	3/15/2029	100	98
	United Parcel Service Inc.	2.500%	9/1/2029	100	95
	United Parcel Service Inc.	4.650%	10/15/2030	125	127
	United Parcel Service Inc.	4.875%	3/3/2033	200	204
	United Parcel Service Inc.	5.150%	5/22/2034	200	206
	United Parcel Service Inc.	5.250%	5/14/2035	50	51
	United Parcel Service Inc.	6.200%	1/15/2038	173	189
	United Parcel Service Inc.	5.200%	4/1/2040	255	252
	United Parcel Service Inc.	4.875%	11/15/2040	875	832
	United Parcel Service Inc.	3.625%	10/1/2042	100	79
	United Parcel Service Inc.	4.250%	3/15/2049	104	83
	United Parcel Service Inc.	3.400%	9/1/2049	200	139
	United Parcel Service Inc.	5.300%	4/1/2050	325	304
	United Parcel Service Inc.	5.050%	3/3/2053	100	89
	United Parcel Service Inc.	5.950%	5/14/2055	100	101
	United Parcel Service Inc.	5.600%	5/22/2064	105	99
	United Parcel Service Inc.	6.050%	5/14/2065	100	101
	Valmont Industries Inc.	5.000%	10/1/2044	150	132
	Valmont Industries Inc.	5.250%	10/1/2054	75	68
	Veralto Corp.	5.350%	9/18/2028	125	128
	Veralto Corp.	5.450%	9/18/2033	125	128
	Vertiv Holdings Co.	4.850%	3/15/2036	100	97
	Vertiv Holdings Co.	5.650%	3/15/2046	125	119
	Vertiv Holdings Co.	5.800%	3/15/2056	150	144
	Vertiv Holdings Co.	5.950%	3/15/2066	100	96
	Vontier Corp.	2.400%	4/1/2028	85	81
	Vontier Corp.	2.950%	4/1/2031	105	95
	Waste Connections Inc.	4.250%	12/1/2028	51	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Waste Connections Inc.	3.500%	5/1/2029	200	196
Waste Connections Inc.	2.600%	2/1/2030	139	131
Waste Connections Inc.	3.200%	6/1/2032	300	277
Waste Connections Inc.	4.200%	1/15/2033	132	128
Waste Connections Inc.	5.250%	9/1/2035	125	127
Waste Connections Inc.	4.800%	7/15/2036	259	254
Waste Connections Inc.	3.050%	4/1/2050	75	50
Waste Connections Inc.	2.950%	1/15/2052	635	404
Waste Management Inc.	4.950%	7/3/2027	200	202
Waste Management Inc.	3.150%	11/15/2027	125	123
Waste Management Inc.	4.500%	3/15/2028	200	201
Waste Management Inc.	4.875%	2/15/2029	200	203
Waste Management Inc.	4.650%	3/15/2030	400	404
Waste Management Inc.	1.500%	3/15/2031	200	174
Waste Management Inc.	4.950%	7/3/2031	175	179
Waste Management Inc.	4.800%	3/15/2032	350	355
Waste Management Inc.	4.625%	2/15/2033	88	88
Waste Management Inc.	4.875%	2/15/2034	200	202
Waste Management Inc.	4.950%	3/15/2035	200	201
Waste Management Inc.	2.500%	11/15/2050	200	119
Waste Management Inc.	5.350%	10/15/2054	115	109
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	175	175
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	51
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	75	77
WW Grainger Inc.	4.600%	6/15/2045	160	142
WW Grainger Inc.	3.750%	5/15/2046	75	58
WW Grainger Inc.	4.200%	5/15/2047	75	62
Xylem Inc.	1.950%	1/30/2028	100	96
Xylem Inc.	2.250%	1/30/2031	100	90
Xylem Inc.	4.375%	11/1/2046	100	83
				98,912
Materials (0.8%)
Air Products & Chemicals Inc.	4.850%	2/8/2034	265	265
Amcor Finance USA Inc.	5.625%	5/26/2033	123	126
Amcor Flexibles North America Inc.	4.800%	3/17/2028	104	105
Amcor Flexibles North America Inc.	4.250%	3/8/2029	300	297
Amcor Flexibles North America Inc.	5.100%	3/17/2030	139	140
Amcor Flexibles North America Inc.	2.630%	6/19/2030	125	115
Amcor Flexibles North America Inc.	2.690%	5/25/2031	200	180
Amcor Flexibles North America Inc.	5.500%	3/17/2035	237	240
Amcor Flexibles North America Inc.	5.125%	3/12/2036	246	239
Amrize Finance US LLC	4.600%	4/7/2027	42	42
Amrize Finance US LLC	4.700%	4/7/2028	42	42
Amrize Finance US LLC	4.950%	4/7/2030	59	60
Amrize Finance US LLC	5.400%	4/7/2035	1,830	1,862
AngloGold Ashanti Holdings plc	3.375%	11/1/2028	200	193
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	200	192
AptarGroup Inc.	4.750%	3/30/2031	149	148
ArcelorMittal SA	6.550%	11/29/2027	200	206
ArcelorMittal SA	4.250%	7/16/2029	100	100
ArcelorMittal SA	6.800%	11/29/2032	180	199
ArcelorMittal SA	7.000%	10/15/2039	100	109
ArcelorMittal SA	6.750%	3/1/2041	135	144
ArcelorMittal SA	6.350%	6/17/2054	85	87
Avery Dennison Corp.	4.875%	12/6/2028	75	76
Avery Dennison Corp.	5.750%	3/15/2033	190	198
Barrick Mining Corp.	6.450%	10/15/2035	75	82
Barrick North America Finance LLC	5.700%	5/30/2041	350	350
Barrick North America Finance LLC	5.750%	5/1/2043	150	149
Berry Global Inc.	5.500%	4/15/2028	540	550
Berry Global Inc.	5.800%	6/15/2031	200	207
Berry Global Inc.	5.650%	1/15/2034	495	506
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	200	202
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	200	204
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	102	104
BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	66	67
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	115	117
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	175	175
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	440	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	140	135
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	125	125
	Cabot Corp.	4.000%	7/1/2029	55	54
	Carlisle Cos. Inc.	3.750%	12/1/2027	125	124
	Carlisle Cos. Inc.	2.750%	3/1/2030	150	140
	Carlisle Cos. Inc.	2.200%	3/1/2032	100	86
	Carlisle Cos. Inc.	5.250%	9/15/2035	32	32
	Carlisle Cos. Inc.	5.550%	9/15/2040	100	99
	CF Industries Inc.	5.150%	3/15/2034	200	199
	CF Industries Inc.	5.300%	11/26/2035	150	149
	CF Industries Inc.	4.950%	6/1/2043	150	134
	CF Industries Inc.	5.375%	3/15/2044	100	93
	CRH America Finance Inc.	4.400%	2/9/2031	172	170
	CRH America Finance Inc.	5.400%	5/21/2034	200	204
	CRH America Finance Inc.	5.500%	1/9/2035	225	230
	CRH America Finance Inc.	5.000%	2/9/2036	208	204
	CRH America Finance Inc.	5.600%	2/9/2056	100	96
	CRH SMW Finance DAC	5.200%	5/21/2029	200	204
	CRH SMW Finance DAC	5.125%	1/9/2030	400	407
	Dow Chemical Co.	4.800%	11/30/2028	225	226
	Dow Chemical Co.	2.100%	11/15/2030	280	246
	Dow Chemical Co.	5.150%	2/15/2034	175	171
	Dow Chemical Co.	4.250%	10/1/2034	106	96
	Dow Chemical Co.	5.350%	3/15/2035	99	98
	Dow Chemical Co.	9.400%	5/15/2039	203	257
	Dow Chemical Co.	5.250%	11/15/2041	100	88
	Dow Chemical Co.	4.625%	10/1/2044	200	158
	Dow Chemical Co.	5.550%	11/30/2048	100	86
	Dow Chemical Co.	6.900%	5/15/2053	150	153
	Dow Chemical Co.	5.600%	2/15/2054	360	310
	Dow Chemical Co.	5.950%	3/15/2055	110	99
[6]	DuPont de Nemours Inc.	4.725%	11/15/2028	183	184
	Eagle Materials Inc.	5.000%	3/15/2036	125	120
	Eastman Chemical Co.	5.000%	8/1/2029	150	151
	Eastman Chemical Co.	4.500%	2/20/2031	250	245
	Eastman Chemical Co.	5.625%	2/20/2034	600	608
	Ecolab Inc.	3.250%	12/1/2027	100	99
	Ecolab Inc.	5.250%	1/15/2028	200	204
	Ecolab Inc.	4.300%	6/15/2028	75	75
	Ecolab Inc.	1.300%	1/30/2031	500	432
	Ecolab Inc.	2.125%	2/1/2032	100	88
	Ecolab Inc.	2.700%	12/15/2051	255	154
	EIDP Inc.	2.300%	7/15/2030	100	92
	EIDP Inc.	5.125%	5/15/2032	75	76
	EIDP Inc.	4.800%	5/15/2033	100	99
	Freeport-McMoRan Inc.	5.000%	9/1/2027	200	200
	Freeport-McMoRan Inc.	4.125%	3/1/2028	100	99
	Freeport-McMoRan Inc.	4.375%	8/1/2028	100	99
	Freeport-McMoRan Inc.	5.250%	9/1/2029	100	101
	Freeport-McMoRan Inc.	4.250%	3/1/2030	100	98
	Freeport-McMoRan Inc.	4.625%	8/1/2030	200	199
	Freeport-McMoRan Inc.	5.400%	11/14/2034	100	101
	Freeport-McMoRan Inc.	5.450%	3/15/2043	300	284
	Georgia-Pacific LLC	8.875%	5/15/2031	125	149
	Gerdau Trade Inc.	5.750%	6/9/2035	150	152
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	50	50
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	138	119
	International Paper Co.	5.000%	9/15/2035	100	98
	International Paper Co.	6.000%	11/15/2041	100	100
	International Paper Co.	4.800%	6/15/2044	300	256
	International Paper Co.	4.400%	8/15/2047	200	157
	Kinross Gold Corp.	6.250%	7/15/2033	100	107
	Linde Inc.	1.100%	8/10/2030	300	262
	Linde Inc.	3.550%	11/7/2042	50	39
	LYB International Finance BV	5.250%	7/15/2043	200	172
	LYB International Finance III LLC	5.125%	1/15/2031	35	35
	LYB International Finance III LLC	5.625%	5/15/2033	52	52
	LYB International Finance III LLC	5.500%	3/1/2034	585	581
	LYB International Finance III LLC	6.150%	5/15/2035	50	51
	LYB International Finance III LLC	5.875%	1/15/2036	150	150

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
LYB International Finance III LLC	4.200%	10/15/2049	135	95
Martin Marietta Materials Inc.	3.450%	6/1/2027	50	49
Martin Marietta Materials Inc.	3.500%	12/15/2027	100	99
Martin Marietta Materials Inc.	2.500%	3/15/2030	100	93
Martin Marietta Materials Inc.	2.400%	7/15/2031	150	134
Martin Marietta Materials Inc.	3.200%	7/15/2051	220	143
Mosaic Co.	4.050%	11/15/2027	200	199
Mosaic Co.	4.350%	1/15/2029	113	112
Mosaic Co.	4.600%	11/15/2030	113	112
Mosaic Co.	5.450%	11/15/2033	100	101
Mosaic Co.	4.875%	11/15/2041	50	44
Mosaic Co.	5.625%	11/15/2043	100	93
Newmont Corp.	2.600%	7/15/2032	450	407
Newmont Corp.	5.875%	4/1/2035	100	106
Newmont Corp.	5.450%	6/9/2044	150	145
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	2,500	2,572
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/2050	100	79
Nucor Corp.	3.950%	5/1/2028	100	99
Nucor Corp.	2.700%	6/1/2030	100	93
Nucor Corp.	3.125%	4/1/2032	100	92
Nucor Corp.	5.100%	6/1/2035	200	202
Nucor Corp.	6.400%	12/1/2037	100	110
Nucor Corp.	2.979%	12/15/2055	300	183
Nutrien Ltd.	5.200%	6/21/2027	175	177
Nutrien Ltd.	4.900%	3/27/2028	200	202
Nutrien Ltd.	5.250%	3/12/2032	188	192
Nutrien Ltd.	5.400%	6/21/2034	200	203
Nutrien Ltd.	4.125%	3/15/2035	250	229
Nutrien Ltd.	5.625%	12/1/2040	275	269
Nutrien Ltd.	6.125%	1/15/2041	70	73
Nutrien Ltd.	4.900%	6/1/2043	50	44
Nutrien Ltd.	5.250%	1/15/2045	191	176
Nutrien Ltd.	5.000%	4/1/2049	100	88
Nutrien Ltd.	5.800%	3/27/2053	435	426
Owens Corning	3.950%	8/15/2029	100	98
Owens Corning	3.875%	6/1/2030	50	48
Owens Corning	5.700%	6/15/2034	200	207
Owens Corning	4.300%	7/15/2047	200	159
Owens Corning	5.950%	6/15/2054	125	124
Packaging Corp. of America	3.400%	12/15/2027	100	98
Packaging Corp. of America	3.000%	12/15/2029	140	133
Packaging Corp. of America	5.200%	8/15/2035	71	70
Packaging Corp. of America	4.050%	12/15/2049	90	69
Packaging Corp. of America	3.050%	10/1/2051	100	63
PPG Industries Inc.	2.550%	6/15/2030	300	278
PPG Industries Inc.	4.375%	3/15/2031	323	318
Reliance Inc.	2.150%	8/15/2030	100	90
Rio Tinto Alcan Inc.	6.125%	12/15/2033	225	242
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	75	80
Rio Tinto Finance USA plc	4.500%	3/14/2028	66	66
Rio Tinto Finance USA plc	4.875%	3/14/2030	118	120
Rio Tinto Finance USA plc	5.000%	3/14/2032	80	82
Rio Tinto Finance USA plc	4.125%	8/21/2042	250	211
Rio Tinto Finance USA plc	5.125%	3/9/2053	300	274
Rio Tinto Finance USA plc	5.875%	3/14/2065	56	56
RPM International Inc.	4.250%	1/15/2048	200	158
Sherwin-Williams Co.	3.450%	6/1/2027	100	99
Sherwin-Williams Co.	4.550%	3/1/2028	100	100
Sherwin-Williams Co.	2.300%	5/15/2030	100	91
Sherwin-Williams Co.	5.150%	8/15/2035	135	135
Sherwin-Williams Co.	4.000%	12/15/2042	100	80
Sherwin-Williams Co.	4.550%	8/1/2045	90	76
Sherwin-Williams Co.	4.500%	6/1/2047	300	249
Sherwin-Williams Co.	3.300%	5/15/2050	100	66
Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	204
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	203
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	950	918
Smurfit Westrock Financing DAC	5.418%	1/15/2035	1,170	1,178
Smurfit Westrock Financing DAC	5.185%	1/15/2036	937	921
Sonoco Products Co.	4.600%	9/1/2029	125	125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sonoco Products Co.	3.125%	5/1/2030	105	99
Sonoco Products Co.	5.000%	9/1/2034	100	98
Sonoco Products Co.	5.750%	11/1/2040	80	80
Southern Copper Corp.	7.500%	7/27/2035	100	114
Southern Copper Corp.	6.750%	4/16/2040	275	298
Southern Copper Corp.	5.250%	11/8/2042	300	276
Southern Copper Corp.	5.875%	4/23/2045	200	197
Steel Dynamics Inc.	4.000%	12/15/2028	75	74
Steel Dynamics Inc.	3.450%	4/15/2030	125	120
Steel Dynamics Inc.	3.250%	1/15/2031	100	94
Steel Dynamics Inc.	5.375%	8/15/2034	60	61
Steel Dynamics Inc.	5.250%	5/15/2035	250	250
Steel Dynamics Inc.	3.250%	10/15/2050	100	65
Steel Dynamics Inc.	5.750%	5/15/2055	125	120
Suzano Austria GmbH	6.000%	1/15/2029	400	409
Suzano Austria GmbH	5.000%	1/15/2030	200	197
Suzano Austria GmbH	3.750%	1/15/2031	200	186
Suzano Austria GmbH	3.125%	1/15/2032	125	110
Suzano Netherlands BV	5.500%	1/15/2036	217	209
Vale Overseas Ltd.	3.750%	7/8/2030	445	423
Vale Overseas Ltd.	6.125%	6/12/2033	200	208
Vale Overseas Ltd.	8.250%	1/17/2034	50	58
Vale Overseas Ltd.	6.875%	11/21/2036	194	214
Vale Overseas Ltd.	6.875%	11/10/2039	125	138
Vale Overseas Ltd.	6.400%	6/28/2054	373	376
Vale SA	5.625%	9/11/2042	75	73
Vulcan Materials Co.	4.950%	12/1/2029	50	51
Vulcan Materials Co.	3.500%	6/1/2030	150	144
Vulcan Materials Co.	5.350%	12/1/2034	150	152
Vulcan Materials Co.	5.700%	12/1/2054	200	194
Westlake Corp.	3.375%	6/15/2030	100	95
Westlake Corp.	5.550%	11/15/2035	141	140
Westlake Corp.	5.000%	8/15/2046	200	172
Westlake Corp.	3.125%	8/15/2051	100	61
Westlake Corp.	6.375%	11/15/2055	333	328
Westlake Corp.	3.375%	8/15/2061	100	59
WestRock MWV LLC	7.950%	2/15/2031	250	283
WRKCo Inc.	4.900%	3/15/2029	200	202
WRKCo Inc.	3.000%	6/15/2033	100	88
Yamana Gold Inc.	2.630%	8/15/2031	100	89
				41,234
Real Estate (0.9%)
Agree LP	5.625%	6/15/2034	143	146
Agree LP	5.600%	6/15/2035	125	128
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	200	187
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	150	138
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	500	405
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	100	100
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	107	104
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	125	92
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	100	68
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	100	93
American Assets Trust LP	6.150%	10/1/2034	100	99
American Homes 4 Rent LP	2.375%	7/15/2031	200	176
American Homes 4 Rent LP	5.500%	7/15/2034	100	100
American Homes 4 Rent LP	5.250%	3/15/2035	100	98
American Homes 4 Rent LP	3.375%	7/15/2051	200	131
American Tower Corp.	1.500%	1/31/2028	500	474
American Tower Corp.	3.950%	3/15/2029	140	138
American Tower Corp.	3.800%	8/15/2029	475	463
American Tower Corp.	2.900%	1/15/2030	145	136
American Tower Corp.	5.000%	1/31/2030	75	76
American Tower Corp.	4.900%	3/15/2030	114	115
American Tower Corp.	2.100%	6/15/2030	150	135
American Tower Corp.	2.700%	4/15/2031	200	182
American Tower Corp.	2.300%	9/15/2031	200	176
American Tower Corp.	4.050%	3/15/2032	200	192
American Tower Corp.	5.400%	1/31/2035	200	202
American Tower Corp.	5.350%	3/15/2035	125	126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Tower Corp.	3.700%	10/15/2049	200	144
American Tower Corp.	3.100%	6/15/2050	250	160
American Tower Corp.	2.950%	1/15/2051	200	123
Americold Realty Operating Partnership LP	5.600%	5/15/2032	80	79
Americold Realty Operating Partnership LP	5.409%	9/12/2034	60	57
AvalonBay Communities Inc.	3.200%	1/15/2028	75	74
AvalonBay Communities Inc.	4.350%	12/1/2030	578	572
AvalonBay Communities Inc.	2.050%	1/15/2032	300	261
AvalonBay Communities Inc.	5.000%	2/15/2033	50	50
AvalonBay Communities Inc.	5.350%	6/1/2034	100	102
AvalonBay Communities Inc.	5.000%	8/1/2035	150	149
AvalonBay Communities Inc.	3.900%	10/15/2046	60	46
AvalonBay Communities Inc.	4.350%	4/15/2048	60	49
Boston Properties LP	3.400%	6/21/2029	400	383
Boston Properties LP	2.900%	3/15/2030	400	371
Boston Properties LP	2.450%	10/1/2033	400	323
Boston Properties LP	6.500%	1/15/2034	50	52
Brixmor Operating Partnership LP	4.125%	5/15/2029	533	526
Brixmor Operating Partnership LP	4.050%	7/1/2030	250	243
Camden Property Trust	3.150%	7/1/2029	50	48
Camden Property Trust	2.800%	5/15/2030	265	247
Camden Property Trust	4.900%	2/28/2036	200	194
Camden Property Trust	3.350%	11/1/2049	120	82
CBRE Services Inc.	5.500%	4/1/2029	75	77
CBRE Services Inc.	4.800%	6/15/2030	100	100
CBRE Services Inc.	2.500%	4/1/2031	200	179
CBRE Services Inc.	4.900%	1/15/2033	156	154
CBRE Services Inc.	5.950%	8/15/2034	200	208
CBRE Services Inc.	5.500%	6/15/2035	150	151
COPT Defense Properties LP	2.000%	1/15/2029	102	95
COPT Defense Properties LP	4.500%	10/15/2030	180	178
COPT Defense Properties LP	2.900%	12/1/2033	200	169
Cousins Properties LP	5.375%	2/15/2032	100	101
Cousins Properties LP	4.875%	3/1/2033	71	68
Cousins Properties LP	5.875%	10/1/2034	100	101
Crown Castle Inc.	3.650%	9/1/2027	325	321
Crown Castle Inc.	3.800%	2/15/2028	425	419
Crown Castle Inc.	4.800%	9/1/2028	200	201
Crown Castle Inc.	3.100%	11/15/2029	100	94
Crown Castle Inc.	3.300%	7/1/2030	115	108
Crown Castle Inc.	2.250%	1/15/2031	200	177
Crown Castle Inc.	2.500%	7/15/2031	700	617
Crown Castle Inc.	5.800%	3/1/2034	100	102
Crown Castle Inc.	5.200%	9/1/2034	350	346
Crown Castle Inc.	2.900%	4/1/2041	215	152
Crown Castle Inc.	4.750%	5/15/2047	95	79
Crown Castle Inc.	5.200%	2/15/2049	75	65
Crown Castle Inc.	4.150%	7/1/2050	100	75
CubeSmart LP	2.250%	12/15/2028	200	189
CubeSmart LP	4.375%	2/15/2029	50	50
CubeSmart LP	2.000%	2/15/2031	75	66
CubeSmart LP	2.500%	2/15/2032	200	175
Digital Realty Trust LP	4.450%	7/15/2028	370	369
Digital Realty Trust LP	3.600%	7/1/2029	175	170
DOC DR LLC	3.950%	1/15/2028	100	99
DOC DR LLC	2.625%	11/1/2031	500	443
EPR Properties	4.500%	6/1/2027	141	140
EPR Properties	3.600%	11/15/2031	175	159
Equinix Asia Financing Corp. Pte Ltd.	4.400%	3/15/2031	185	181
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	250	248
Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	350	340
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	250	254
Equinix Inc.	1.800%	7/15/2027	100	97
Equinix Inc.	1.550%	3/15/2028	500	474
Equinix Inc.	3.200%	11/18/2029	450	429
Equinix Inc.	2.500%	5/15/2031	200	179
Equinix Inc.	3.000%	7/15/2050	100	62
ERP Operating LP	3.500%	3/1/2028	100	99
ERP Operating LP	4.150%	12/1/2028	70	70
ERP Operating LP	3.000%	7/1/2029	75	72

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ERP Operating LP	2.500%	2/15/2030	150	140
ERP Operating LP	4.650%	9/15/2034	200	195
ERP Operating LP	4.500%	7/1/2044	150	130
ERP Operating LP	4.500%	6/1/2045	25	21
ERP Operating LP	4.000%	8/1/2047	100	78
Essential Properties LP	5.400%	12/1/2035	80	79
Essex Portfolio LP	3.625%	5/1/2027	100	99
Essex Portfolio LP	4.000%	3/1/2029	100	98
Essex Portfolio LP	3.000%	1/15/2030	110	104
Essex Portfolio LP	2.650%	3/15/2032	105	92
Essex Portfolio LP	5.500%	4/1/2034	100	101
Essex Portfolio LP	5.375%	4/1/2035	200	202
Essex Portfolio LP	4.875%	2/15/2036	175	168
Essex Portfolio LP	4.500%	3/15/2048	120	98
Extra Space Storage LP	3.875%	12/15/2027	150	149
Extra Space Storage LP	5.700%	4/1/2028	200	204
Extra Space Storage LP	4.000%	6/15/2029	25	25
Extra Space Storage LP	5.500%	7/1/2030	400	410
Extra Space Storage LP	5.900%	1/15/2031	100	104
Extra Space Storage LP	2.400%	10/15/2031	200	175
Extra Space Storage LP	2.350%	3/15/2032	100	86
Extra Space Storage LP	4.950%	1/15/2033	1,390	1,370
Extra Space Storage LP	5.400%	2/1/2034	450	453
Extra Space Storage LP	5.350%	1/15/2035	100	100
Extra Space Storage LP	5.400%	6/15/2035	265	266
Federal Realty OP LP	3.250%	7/15/2027	50	49
Federal Realty OP LP	3.200%	6/15/2029	100	96
Federal Realty OP LP	4.500%	12/1/2044	150	128
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/2028	25	25
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/2029	275	278
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	175	168
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2031	200	189
GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	100	98
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/2034	200	197
GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	175	169
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/2054	100	97
Healthcare Realty Holdings LP	2.000%	3/15/2031	250	217
Healthpeak OP LLC	3.500%	7/15/2029	180	174
Healthpeak OP LLC	3.000%	1/15/2030	200	188
Healthpeak OP LLC	5.375%	2/15/2035	79	79
Healthpeak OP LLC	6.750%	2/1/2041	100	108
Highwoods Realty LP	2.600%	2/1/2031	250	221
Highwoods Realty LP	5.350%	1/15/2033	47	46
Highwoods Realty LP	7.650%	2/1/2034	225	249
Host Hotels & Resorts LP	4.250%	12/15/2028	125	124
Host Hotels & Resorts LP	3.500%	9/15/2030	100	94
Host Hotels & Resorts LP	2.900%	12/15/2031	275	245
Host Hotels & Resorts LP	5.700%	7/1/2034	100	101
Host Hotels & Resorts LP	5.500%	4/15/2035	120	119
Invitation Homes Operating Partnership LP	2.300%	11/15/2028	200	188
Invitation Homes Operating Partnership LP	5.450%	8/15/2030	32	32
Invitation Homes Operating Partnership LP	5.500%	8/15/2033	80	80
Invitation Homes Operating Partnership LP	2.700%	1/15/2034	150	125
Jones Lang LaSalle Inc.	6.875%	12/1/2028	100	106
Kilroy Realty LP	4.750%	12/15/2028	50	50
Kilroy Realty LP	4.250%	8/15/2029	104	101
Kilroy Realty LP	3.050%	2/15/2030	200	183
Kilroy Realty LP	2.650%	11/15/2033	175	139
Kimco Realty OP LLC	3.800%	4/1/2027	75	75
Kimco Realty OP LLC	1.900%	3/1/2028	500	479
Kimco Realty OP LLC	2.700%	10/1/2030	100	93
Kimco Realty OP LLC	3.200%	4/1/2032	200	183
Kimco Realty OP LLC	4.600%	2/1/2033	200	197
Kimco Realty OP LLC	6.400%	3/1/2034	100	108
Kimco Realty OP LLC	4.850%	3/1/2035	100	98
Kimco Realty OP LLC	4.125%	12/1/2046	50	40
Kimco Realty OP LLC	4.450%	9/1/2047	50	41
Kite Realty Group LP	4.950%	12/15/2031	50	50
Kite Realty Group LP	5.200%	8/15/2032	100	100
Kite Realty Group LP	5.500%	3/1/2034	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LXP Industrial Trust	2.375%	10/1/2031	200	174
	Mid-America Apartments LP	3.600%	6/1/2027	250	248
	Mid-America Apartments LP	3.950%	3/15/2029	100	99
	Mid-America Apartments LP	2.750%	3/15/2030	150	141
	Mid-America Apartments LP	1.700%	2/15/2031	150	131
	Mid-America Apartments LP	5.300%	2/15/2032	50	51
	Mid-America Apartments LP	4.650%	1/15/2033	67	66
	Mid-America Apartments LP	4.950%	3/1/2035	100	99
	NNN REIT Inc.	3.500%	10/15/2027	350	346
	NNN REIT Inc.	4.300%	10/15/2028	25	25
	NNN REIT Inc.	2.500%	4/15/2030	75	69
	NNN REIT Inc.	4.600%	2/15/2031	150	149
	NNN REIT Inc.	5.600%	10/15/2033	150	154
	NNN REIT Inc.	4.800%	10/15/2048	50	43
	NNN REIT Inc.	3.100%	4/15/2050	50	32
	NNN REIT Inc.	3.000%	4/15/2052	175	107
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	250	240
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	150	151
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	250	231
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	250	222
	Prologis LP	2.125%	4/15/2027	105	103
	Prologis LP	3.375%	12/15/2027	160	158
	Prologis LP	3.875%	9/15/2028	100	99
	Prologis LP	2.250%	4/15/2030	155	143
	Prologis LP	1.750%	7/1/2030	200	179
	Prologis LP	1.250%	10/15/2030	350	304
	Prologis LP	4.750%	1/15/2031	400	404
	Prologis LP	2.250%	1/15/2032	100	88
	Prologis LP	4.750%	6/15/2033	100	99
	Prologis LP	5.125%	1/15/2034	127	128
	Prologis LP	5.000%	3/15/2034	272	272
	Prologis LP	5.000%	1/31/2035	125	124
	Prologis LP	5.250%	5/15/2035	300	305
	Prologis LP	4.375%	9/15/2048	75	62
	Prologis LP	3.000%	4/15/2050	140	90
	Prologis LP	2.125%	10/15/2050	100	53
	Prologis LP	5.250%	6/15/2053	200	186
	Prologis LP	5.250%	3/15/2054	100	93
	Public Storage Operating Co.	3.094%	9/15/2027	100	99
	Public Storage Operating Co.	1.950%	11/9/2028	225	212
	Public Storage Operating Co.	5.125%	1/15/2029	100	102
	Public Storage Operating Co.	3.385%	5/1/2029	100	98
	Public Storage Operating Co.	2.250%	11/9/2031	225	199
	Public Storage Operating Co.	5.350%	8/1/2053	120	113
	Realty Income Corp.	3.950%	8/15/2027	450	448
	Realty Income Corp.	3.650%	1/15/2028	190	188
	Realty Income Corp.	2.100%	3/15/2028	300	288
	Realty Income Corp.	4.750%	2/15/2029	100	101
	Realty Income Corp.	4.000%	7/15/2029	60	59
	Realty Income Corp.	3.100%	12/15/2029	150	143
	Realty Income Corp.	3.400%	1/15/2030	80	77
	Realty Income Corp.	3.250%	1/15/2031	750	706
	Realty Income Corp.	2.850%	12/15/2032	50	44
	Realty Income Corp.	4.500%	2/1/2033	170	166
	Realty Income Corp.	1.800%	3/15/2033	500	412
[4]	Realty Income Corp.	4.750%	4/15/2033	151	149
	Realty Income Corp.	5.125%	4/15/2035	65	65
	Realty Income Corp.	4.650%	3/15/2047	175	150
	Realty Income Corp.	5.375%	9/1/2054	50	47
	Regency Centers LP	4.125%	3/15/2028	75	75
	Regency Centers LP	2.950%	9/15/2029	100	95
	Regency Centers LP	4.500%	3/15/2033	35	34
	Regency Centers LP	5.250%	1/15/2034	100	101
	Regency Centers LP	5.100%	1/15/2035	100	100
	Regency Centers LP	4.400%	2/1/2047	200	166
	Rexford Industrial Realty LP	2.150%	9/1/2031	200	174
	Sabra Health Care LP	3.900%	10/15/2029	150	146
	Sabra Health Care LP	3.200%	12/1/2031	150	135
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	179
	Safehold GL Holdings LLC	5.650%	1/15/2035	70	71

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	1.750%	2/1/2028	250	239
Simon Property Group LP	2.650%	7/15/2030	200	186
Simon Property Group LP	4.375%	10/1/2030	99	98
Simon Property Group LP	4.300%	1/15/2031	200	197
Simon Property Group LP	2.200%	2/1/2031	250	224
Simon Property Group LP	2.250%	1/15/2032	500	437
Simon Property Group LP	2.650%	2/1/2032	100	89
Simon Property Group LP	6.250%	1/15/2034	85	91
Simon Property Group LP	4.750%	9/26/2034	175	171
Simon Property Group LP	5.125%	10/1/2035	583	584
Simon Property Group LP	4.250%	11/30/2046	100	81
Simon Property Group LP	3.250%	9/13/2049	300	200
Simon Property Group LP	3.800%	7/15/2050	200	147
Simon Property Group LP	5.850%	3/8/2053	89	89
Simon Property Group LP	6.650%	1/15/2054	85	93
Store Capital LLC	4.500%	3/15/2028	75	75
Store Capital LLC	4.625%	3/15/2029	100	99
Store Capital LLC	5.400%	4/30/2030	65	65
Sun Communities Operating LP	2.300%	11/1/2028	200	189
Sun Communities Operating LP	4.200%	4/15/2032	200	190
Tanger Properties LP	3.875%	7/15/2027	50	50
UDR Inc.	3.500%	7/1/2027	150	148
UDR Inc.	3.500%	1/15/2028	250	246
UDR Inc.	3.200%	1/15/2030	60	57
UDR Inc.	3.000%	8/15/2031	65	60
UDR Inc.	1.900%	3/15/2033	200	164
UDR Inc.	3.100%	11/1/2034	65	56
Ventas Realty LP	3.850%	4/1/2027	50	50
Ventas Realty LP	4.000%	3/1/2028	125	124
Ventas Realty LP	3.000%	1/15/2030	100	94
Ventas Realty LP	4.750%	11/15/2030	200	200
Ventas Realty LP	5.100%	7/15/2032	175	176
Ventas Realty LP	5.625%	7/1/2034	52	53
Ventas Realty LP	5.000%	1/15/2035	200	196
Ventas Realty LP	5.000%	2/15/2036	125	122
Ventas Realty LP	4.875%	4/15/2049	80	69
VICI Properties LP	4.750%	2/15/2028	200	200
VICI Properties LP	4.950%	2/15/2030	200	200
VICI Properties LP	5.125%	11/15/2031	250	248
VICI Properties LP	5.125%	5/15/2032	200	197
VICI Properties LP	5.750%	4/1/2034	100	101
VICI Properties LP	5.625%	4/1/2035	201	200
VICI Properties LP	5.625%	5/15/2052	100	89
Welltower OP LLC	4.250%	4/15/2028	175	175
Welltower OP LLC	4.125%	3/15/2029	250	249
Welltower OP LLC	4.500%	7/1/2030	1,250	1,249
Welltower OP LLC	2.750%	1/15/2031	250	230
Welltower OP LLC	2.750%	1/15/2032	300	270
Welltower OP LLC	5.125%	7/1/2035	300	301
Welltower OP LLC	6.500%	3/15/2041	25	27
Welltower OP LLC	4.950%	9/1/2048	75	67
WP Carey Inc.	2.250%	4/1/2033	200	166
				48,680
Technology (1.9%)
Accenture Capital Inc.	3.900%	10/4/2027	175	175
Accenture Capital Inc.	4.050%	10/4/2029	150	149
Accenture Capital Inc.	4.250%	10/4/2031	350	346
Accenture Capital Inc.	4.500%	10/4/2034	300	290
Adobe Inc.	4.750%	1/17/2028	125	126
Adobe Inc.	4.950%	1/17/2030	175	179
Adobe Inc.	2.300%	2/1/2030	225	208
Adobe Inc.	5.300%	1/17/2035	100	102
Advanced Micro Devices Inc.	4.319%	3/24/2028	100	101
Analog Devices Inc.	3.450%	6/15/2027	100	99
Analog Devices Inc.	4.250%	6/15/2028	250	250
Analog Devices Inc.	1.700%	10/1/2028	200	188
Analog Devices Inc.	4.500%	6/15/2030	200	200
Analog Devices Inc.	2.800%	10/1/2041	200	144
Analog Devices Inc.	2.950%	10/1/2051	400	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.200%	5/11/2027	775	769
	Apple Inc.	2.900%	9/12/2027	555	547
	Apple Inc.	1.200%	2/8/2028	500	476
	Apple Inc.	4.000%	5/10/2028	200	200
	Apple Inc.	4.000%	5/12/2028	175	175
	Apple Inc.	1.400%	8/5/2028	350	331
	Apple Inc.	2.200%	9/11/2029	430	405
	Apple Inc.	4.150%	5/10/2030	48	48
	Apple Inc.	4.200%	5/12/2030	125	126
	Apple Inc.	1.250%	8/20/2030	500	443
	Apple Inc.	1.650%	2/8/2031	500	446
	Apple Inc.	1.700%	8/5/2031	200	176
	Apple Inc.	4.500%	5/12/2032	125	127
	Apple Inc.	3.350%	8/8/2032	200	190
	Apple Inc.	4.750%	5/12/2035	150	152
	Apple Inc.	4.500%	2/23/2036	121	120
	Apple Inc.	2.375%	2/8/2041	355	252
	Apple Inc.	3.850%	5/4/2043	450	372
	Apple Inc.	4.450%	5/6/2044	200	179
	Apple Inc.	3.450%	2/9/2045	825	628
	Apple Inc.	4.650%	2/23/2046	1,110	995
	Apple Inc.	3.850%	8/4/2046	375	298
	Apple Inc.	3.750%	11/13/2047	450	348
	Apple Inc.	2.650%	5/11/2050	815	499
	Apple Inc.	2.400%	8/20/2050	75	43
	Apple Inc.	2.650%	2/8/2051	794	481
	Apple Inc.	2.700%	8/5/2051	1,175	716
	Apple Inc.	2.800%	2/8/2061	600	342
	Apple Inc.	2.850%	8/5/2061	275	159
	Applied Materials Inc.	3.300%	4/1/2027	225	223
	Applied Materials Inc.	1.750%	6/1/2030	200	180
	Applied Materials Inc.	5.100%	10/1/2035	100	101
	Applied Materials Inc.	4.600%	1/15/2036	156	152
	Applied Materials Inc.	5.850%	6/15/2041	125	130
	Applied Materials Inc.	4.350%	4/1/2047	175	148
	Applied Materials Inc.	2.750%	6/1/2050	200	126
	Arrow Electronics Inc.	3.875%	1/12/2028	100	99
	Arrow Electronics Inc.	5.875%	4/10/2034	200	205
	Atlassian Corp.	5.500%	5/15/2034	200	196
	Autodesk Inc.	3.500%	6/15/2027	75	74
	Autodesk Inc.	2.850%	1/15/2030	75	70
	Autodesk Inc.	2.400%	12/15/2031	200	176
	Avnet Inc.	6.250%	3/15/2028	100	103
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	150	153
	Broadcom Inc.	5.050%	7/12/2027	65	66
	Broadcom Inc.	1.950%	2/15/2028	157	151
	Broadcom Inc.	4.800%	4/15/2028	300	303
[6]	Broadcom Inc.	4.000%	4/15/2029	200	198
	Broadcom Inc.	4.750%	4/15/2029	965	975
	Broadcom Inc.	5.050%	7/12/2029	320	327
	Broadcom Inc.	4.350%	2/15/2030	200	199
	Broadcom Inc.	5.000%	4/15/2030	200	204
	Broadcom Inc.	5.050%	4/15/2030	700	714
	Broadcom Inc.	4.600%	7/15/2030	175	176
	Broadcom Inc.	4.200%	10/15/2030	175	173
	Broadcom Inc.	4.150%	11/15/2030	600	591
	Broadcom Inc.	4.300%	1/15/2031	370	367
	Broadcom Inc.	2.450%	2/15/2031	1,000	909
	Broadcom Inc.	5.150%	11/15/2031	83	85
	Broadcom Inc.	4.550%	2/15/2032	500	496
	Broadcom Inc.	5.200%	4/15/2032	250	256
	Broadcom Inc.	4.900%	7/15/2032	200	202
	Broadcom Inc.	4.300%	11/15/2032	400	389
	Broadcom Inc.	4.600%	1/15/2033	477	470
	Broadcom Inc.	2.600%	2/15/2033	50	44
	Broadcom Inc.	3.419%	4/15/2033	152	139
	Broadcom Inc.	3.469%	4/15/2034	586	528
	Broadcom Inc.	5.200%	7/15/2035	1,825	1,838
	Broadcom Inc.	4.950%	1/15/2036	452	447
	Broadcom Inc.	4.800%	2/15/2036	844	822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Broadcom Inc.	3.187%	11/15/2036	50	42
[6]	Broadcom Inc.	4.926%	5/15/2037	550	533
	Broadcom Inc.	4.900%	2/15/2038	702	677
	Broadcom Inc.	3.500%	2/15/2041	670	535
	Broadcom Inc.	3.750%	2/15/2051	500	372
	Broadcom Inc.	5.700%	1/15/2056	330	328
	Cadence Design Systems Inc.	4.200%	9/10/2027	100	100
	Cadence Design Systems Inc.	4.300%	9/10/2029	250	249
	Cadence Design Systems Inc.	4.700%	9/10/2034	400	393
	CDW LLC / CDW Finance Corp.	4.250%	4/1/2028	100	99
	CDW LLC / CDW Finance Corp.	3.250%	2/15/2029	100	95
	CDW LLC / CDW Finance Corp.	5.100%	3/1/2030	110	110
	CDW LLC / CDW Finance Corp.	5.550%	8/22/2034	110	108
	CGI Inc.	4.950%	3/14/2030	200	201
	CGI Inc.	2.300%	9/14/2031	100	87
	Cisco Systems Inc.	4.550%	2/24/2028	138	140
	Cisco Systems Inc.	4.850%	2/26/2029	450	458
	Cisco Systems Inc.	4.750%	2/24/2030	202	206
	Cisco Systems Inc.	4.950%	2/26/2031	642	657
	Cisco Systems Inc.	4.950%	2/24/2032	415	423
	Cisco Systems Inc.	5.050%	2/26/2034	713	723
	Cisco Systems Inc.	5.100%	2/24/2035	213	216
	Cisco Systems Inc.	5.900%	2/15/2039	950	1,003
	Cisco Systems Inc.	5.300%	2/26/2054	400	375
	Cisco Systems Inc.	5.500%	2/24/2055	148	143
	Cisco Systems Inc.	5.350%	2/26/2064	200	185
	Concentrix Corp.	6.600%	8/2/2028	136	135
	Concentrix Corp.	6.500%	3/1/2029	150	146
	Corning Inc.	5.750%	8/15/2040	195	197
	Corning Inc.	3.900%	11/15/2049	100	75
	Corning Inc.	4.375%	11/15/2057	300	236
	Corning Inc.	5.450%	11/15/2079	200	180
	Dell Inc.	7.100%	4/15/2028	30	31
	Dell Inc.	6.500%	4/15/2038	100	106
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	100	102
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	200	203
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	121	122
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	137	136
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	30	31
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	100	99
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	59	60
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	62	65
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	424	418
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	464	471
	Dell International LLC / EMC Corp.	4.750%	10/6/2032	211	208
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	50	52
	Dell International LLC / EMC Corp.	4.850%	2/1/2035	498	482
	Dell International LLC / EMC Corp.	5.500%	4/1/2035	209	212
	Dell International LLC / EMC Corp.	5.100%	2/15/2036	225	220
	Dell International LLC / EMC Corp.	8.100%	7/15/2036	173	205
	Dell International LLC / EMC Corp.	3.375%	12/15/2041	200	149
	Dell International LLC / EMC Corp.	8.350%	7/15/2046	105	130
	Dell International LLC / EMC Corp.	3.450%	12/15/2051	100	68
	DXC Technology Co.	2.375%	9/15/2028	200	188
	Flex Ltd.	4.875%	6/15/2029	150	151
	Flex Ltd.	5.250%	1/15/2032	280	281
	Flex Ltd.	5.375%	11/13/2035	113	111
	Gartner Inc.	4.950%	3/20/2031	200	195
	Gartner Inc.	5.600%	11/20/2035	200	189
	Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/2029	50	51
	Genpact UK Finco plc / Genpact USA Inc.	4.950%	11/18/2030	110	108
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	189	188
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	100	100
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	87	87
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	200	203
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	182	181
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	118	118
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	275	274
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	375	368
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	150	149

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hewlett Packard Enterprise Co.	5.250%	4/1/2033	114	113
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	700	677
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	157	156
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	300	268
HP Inc.	3.000%	6/17/2027	350	344
HP Inc.	4.750%	1/15/2028	200	201
HP Inc.	5.400%	4/25/2030	150	153
HP Inc.	3.400%	6/17/2030	500	473
HP Inc.	2.650%	6/17/2031	200	178
HP Inc.	4.200%	4/15/2032	64	61
HP Inc.	6.100%	4/25/2035	168	175
HP Inc.	6.000%	9/15/2041	100	99
IBM International Capital Pte. Ltd.	4.750%	2/5/2031	200	200
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	200	184
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	200	178
Intel Corp.	3.750%	8/5/2027	200	198
Intel Corp.	4.875%	2/10/2028	310	312
Intel Corp.	1.600%	8/12/2028	200	187
Intel Corp.	2.450%	11/15/2029	625	580
Intel Corp.	3.900%	3/25/2030	345	334
Intel Corp.	2.000%	8/12/2031	200	173
Intel Corp.	4.150%	8/5/2032	200	191
Intel Corp.	4.000%	12/15/2032	150	141
Intel Corp.	5.200%	2/10/2033	396	399
Intel Corp.	4.600%	3/25/2040	100	88
Intel Corp.	2.800%	8/12/2041	200	137
Intel Corp.	4.250%	12/15/2042	150	121
Intel Corp.	5.625%	2/10/2043	500	473
Intel Corp.	4.900%	7/29/2045	150	127
Intel Corp.	4.100%	5/19/2046	250	187
Intel Corp.	4.100%	5/11/2047	200	149
Intel Corp.	3.734%	12/8/2047	500	349
Intel Corp.	3.250%	11/15/2049	300	189
Intel Corp.	4.750%	3/25/2050	400	323
Intel Corp.	3.050%	8/12/2051	250	151
Intel Corp.	5.700%	2/10/2053	481	443
Intel Corp.	5.600%	2/21/2054	500	458
Intel Corp.	3.100%	2/15/2060	300	165
Intel Corp.	3.200%	8/12/2061	200	112
Intel Corp.	5.050%	8/5/2062	300	242
Intel Corp.	5.900%	2/10/2063	200	186
International Business Machines Corp.	1.700%	5/15/2027	265	258
International Business Machines Corp.	6.220%	8/1/2027	75	77
International Business Machines Corp.	6.500%	1/15/2028	75	78
International Business Machines Corp.	4.500%	2/6/2028	300	301
International Business Machines Corp.	4.000%	2/3/2029	107	106
International Business Machines Corp.	3.500%	5/15/2029	450	438
International Business Machines Corp.	1.950%	5/15/2030	500	451
International Business Machines Corp.	4.600%	2/3/2033	123	121
International Business Machines Corp.	4.750%	2/6/2033	200	199
International Business Machines Corp.	5.200%	2/10/2035	200	201
International Business Machines Corp.	4.950%	2/3/2036	232	226
International Business Machines Corp.	4.150%	5/15/2039	375	325
International Business Machines Corp.	4.000%	6/20/2042	358	290
International Business Machines Corp.	4.250%	5/15/2049	700	539
International Business Machines Corp.	2.950%	5/15/2050	165	101
International Business Machines Corp.	5.700%	2/10/2055	930	878
International Business Machines Corp.	5.800%	2/3/2056	182	174
Intuit Inc.	1.350%	7/15/2027	100	96
Intuit Inc.	1.650%	7/15/2030	100	89
Intuit Inc.	5.200%	9/15/2033	200	203
Intuit Inc.	5.500%	9/15/2053	275	253
Jabil Inc.	3.950%	1/12/2028	100	99
Jabil Inc.	4.200%	2/1/2029	94	93
Jabil Inc.	3.600%	1/15/2030	100	96
Jabil Inc.	3.000%	1/15/2031	150	138
Jabil Inc.	4.750%	2/1/2033	96	93
Juniper Networks Inc.	3.750%	8/15/2029	200	194
Juniper Networks Inc.	5.950%	3/15/2041	25	24
KLA Corp.	4.100%	3/15/2029	150	149

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
KLA Corp.	4.650%	7/15/2032	200	201
KLA Corp.	5.000%	3/15/2049	75	68
KLA Corp.	3.300%	3/1/2050	150	102
KLA Corp.	4.950%	7/15/2052	200	179
KLA Corp.	5.250%	7/15/2062	200	182
Kyndryl Holdings Inc.	2.700%	10/15/2028	100	92
Kyndryl Holdings Inc.	3.150%	10/15/2031	100	83
Kyndryl Holdings Inc.	4.100%	10/15/2041	100	70
Lam Research Corp.	4.000%	3/15/2029	150	149
Lam Research Corp.	1.900%	6/15/2030	295	267
Lam Research Corp.	4.875%	3/15/2049	125	112
Lam Research Corp.	2.875%	6/15/2050	150	94
Lam Research Corp.	3.125%	6/15/2060	100	61
Leidos Inc.	4.100%	3/15/2029	150	148
Leidos Inc.	2.300%	2/15/2031	200	178
Leidos Inc.	5.750%	3/15/2033	82	85
Leidos Inc.	5.500%	3/15/2035	91	92
Leidos Inc.	5.000%	3/15/2036	261	252
Marvell Technology Inc.	2.450%	4/15/2028	100	96
Marvell Technology Inc.	4.875%	6/22/2028	100	101
Marvell Technology Inc.	4.750%	7/15/2030	100	100
Marvell Technology Inc.	5.950%	9/15/2033	100	105
Marvell Technology Inc.	5.450%	7/15/2035	100	102
Microchip Technology Inc.	4.900%	3/15/2028	150	151
Microchip Technology Inc.	5.050%	3/15/2029	650	659
Microchip Technology Inc.	5.050%	2/15/2030	125	126
Micron Technology Inc.	5.300%	1/15/2031	150	157
Micron Technology Inc.	5.875%	2/9/2033	235	251
Micron Technology Inc.	5.875%	9/15/2033	200	214
Micron Technology Inc.	5.800%	1/15/2035	150	160
Micron Technology Inc.	6.050%	11/1/2035	400	431
Micron Technology Inc.	3.366%	11/1/2041	100	78
Micron Technology Inc.	3.477%	11/1/2051	100	70
Microsoft Corp.	1.350%	9/15/2030	150	133
Microsoft Corp.	3.500%	2/12/2035	325	303
Microsoft Corp.	4.200%	11/3/2035	350	343
Microsoft Corp.	3.450%	8/8/2036	675	608
Microsoft Corp.	4.100%	2/6/2037	250	238
Microsoft Corp.	3.700%	8/8/2046	448	353
Microsoft Corp.	4.500%	6/15/2047	200	176
Microsoft Corp.	2.525%	6/1/2050	1,329	796
Microsoft Corp.	2.500%	9/15/2050	300	178
Microsoft Corp.	2.921%	3/17/2052	918	590
Microsoft Corp.	2.675%	6/1/2060	475	265
Motorola Solutions Inc.	4.600%	2/23/2028	125	126
Motorola Solutions Inc.	4.850%	8/15/2030	100	101
Motorola Solutions Inc.	5.200%	8/15/2032	25	25
Motorola Solutions Inc.	5.550%	8/15/2035	925	946
Motorola Solutions Inc.	5.500%	9/1/2044	75	72
NetApp Inc.	2.375%	6/22/2027	100	98
NetApp Inc.	5.500%	3/17/2032	134	137
NetApp Inc.	5.700%	3/17/2035	122	124
Nokia OYJ	6.625%	5/15/2039	90	94
NVIDIA Corp.	1.550%	6/15/2028	250	238
NVIDIA Corp.	2.850%	4/1/2030	300	285
NVIDIA Corp.	2.000%	6/15/2031	250	224
NVIDIA Corp.	3.500%	4/1/2040	200	167
NVIDIA Corp.	3.500%	4/1/2050	350	258
NVIDIA Corp.	3.700%	4/1/2060	113	81
NXP BV / NXP Funding LLC	5.550%	12/1/2028	75	77
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	450	446
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	200	191
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	200	180
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	412	364
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/2041	200	147
Oracle Corp.	2.800%	4/1/2027	388	381
Oracle Corp.	2.300%	3/25/2028	300	286
Oracle Corp.	4.500%	5/6/2028	35	35
Oracle Corp.	4.800%	8/3/2028	400	400
Oracle Corp.	4.550%	2/4/2029	609	601

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	4.200%	9/27/2029	457	443
Oracle Corp.	6.150%	11/9/2029	225	232
Oracle Corp.	2.950%	4/1/2030	550	502
Oracle Corp.	4.650%	5/6/2030	100	98
Oracle Corp.	4.450%	9/26/2030	466	449
Oracle Corp.	4.950%	2/4/2031	912	893
Oracle Corp.	2.875%	3/25/2031	1,042	926
Oracle Corp.	5.250%	2/3/2032	288	283
Oracle Corp.	4.800%	9/26/2032	500	476
Oracle Corp.	5.350%	5/4/2033	571	556
Oracle Corp.	4.300%	7/8/2034	325	288
Oracle Corp.	4.700%	9/27/2034	325	296
Oracle Corp.	3.900%	5/15/2035	150	127
Oracle Corp.	5.500%	8/3/2035	331	316
Oracle Corp.	5.200%	9/26/2035	551	516
Oracle Corp.	5.700%	2/4/2036	997	959
Oracle Corp.	3.800%	11/15/2037	525	417
Oracle Corp.	6.125%	7/8/2039	164	156
Oracle Corp.	3.600%	4/1/2040	605	439
Oracle Corp.	5.375%	7/15/2040	852	747
Oracle Corp.	3.650%	3/25/2041	386	274
Oracle Corp.	4.500%	7/8/2044	285	210
Oracle Corp.	4.125%	5/15/2045	425	292
Oracle Corp.	5.875%	9/26/2045	650	561
Oracle Corp.	6.550%	2/4/2046	500	467
Oracle Corp.	4.000%	7/15/2046	523	353
Oracle Corp.	4.000%	11/15/2047	600	395
Oracle Corp.	3.600%	4/1/2050	795	480
Oracle Corp.	6.900%	11/9/2052	550	520
Oracle Corp.	5.550%	2/6/2053	614	490
Oracle Corp.	5.375%	9/27/2054	200	155
Oracle Corp.	6.000%	8/3/2055	434	364
Oracle Corp.	5.950%	9/26/2055	800	673
Oracle Corp.	6.700%	2/4/2056	1,079	999
Oracle Corp.	3.850%	4/1/2060	652	383
Oracle Corp.	4.100%	3/25/2061	261	161
Oracle Corp.	6.125%	8/3/2065	673	557
Oracle Corp.	6.100%	9/26/2065	404	335
Oracle Corp.	6.850%	2/4/2066	732	672
Qorvo Inc.	4.375%	10/15/2029	200	196
QUALCOMM Inc.	3.250%	5/20/2027	400	396
QUALCOMM Inc.	1.300%	5/20/2028	378	357
QUALCOMM Inc.	1.650%	5/20/2032	714	605
QUALCOMM Inc.	4.750%	5/20/2032	100	101
QUALCOMM Inc.	5.400%	5/20/2033	200	208
QUALCOMM Inc.	4.300%	5/20/2047	250	203
QUALCOMM Inc.	3.250%	5/20/2050	200	134
QUALCOMM Inc.	4.500%	5/20/2052	200	163
QUALCOMM Inc.	6.000%	5/20/2053	200	203
Roper Technologies Inc.	1.400%	9/15/2027	500	479
Roper Technologies Inc.	4.200%	9/15/2028	175	174
Roper Technologies Inc.	2.950%	9/15/2029	125	118
Roper Technologies Inc.	2.000%	6/30/2030	125	112
Roper Technologies Inc.	1.750%	2/15/2031	200	173
Roper Technologies Inc.	4.750%	2/15/2032	50	49
Roper Technologies Inc.	4.900%	10/15/2034	200	193
Salesforce Inc.	3.700%	4/11/2028	325	321
Salesforce Inc.	1.500%	7/15/2028	200	188
Salesforce Inc.	1.950%	7/15/2031	300	262
Salesforce Inc.	4.900%	9/15/2031	474	473
Salesforce Inc.	5.200%	3/15/2033	500	499
Salesforce Inc.	5.550%	3/15/2036	825	822
Salesforce Inc.	2.700%	7/15/2041	250	170
Salesforce Inc.	6.400%	3/15/2046	275	277
Salesforce Inc.	2.900%	7/15/2051	244	143
Salesforce Inc.	6.550%	3/15/2056	700	702
Salesforce Inc.	3.050%	7/15/2061	200	111
Salesforce Inc.	6.700%	3/15/2066	175	178
ServiceNow Inc.	1.400%	9/1/2030	400	347
Synopsys Inc.	4.550%	4/1/2027	59	59

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Synopsys Inc.	4.650%	4/1/2028	79	79
Synopsys Inc.	4.850%	4/1/2030	72	73
Synopsys Inc.	5.000%	4/1/2032	114	115
Synopsys Inc.	5.150%	4/1/2035	315	316
Synopsys Inc.	5.700%	4/1/2055	526	502
TD SYNNEX Corp.	4.300%	1/17/2029	179	177
TD SYNNEX Corp.	5.300%	10/10/2035	400	387
Teledyne Technologies Inc.	2.750%	4/1/2031	300	274
Texas Instruments Inc.	2.900%	11/3/2027	94	92
Texas Instruments Inc.	2.250%	9/4/2029	100	94
Texas Instruments Inc.	1.750%	5/4/2030	210	190
Texas Instruments Inc.	4.500%	5/23/2030	200	201
Texas Instruments Inc.	1.900%	9/15/2031	150	132
Texas Instruments Inc.	4.900%	3/14/2033	200	203
Texas Instruments Inc.	4.850%	2/8/2034	100	101
Texas Instruments Inc.	3.875%	3/15/2039	142	124
Texas Instruments Inc.	4.150%	5/15/2048	300	243
Texas Instruments Inc.	5.000%	3/14/2053	400	361
Texas Instruments Inc.	5.050%	5/18/2063	300	263
TSMC Arizona Corp.	2.500%	10/25/2031	200	181
TSMC Arizona Corp.	4.250%	4/22/2032	200	198
TSMC Arizona Corp.	3.125%	10/25/2041	200	161
TSMC Arizona Corp.	3.250%	10/25/2051	200	150
TSMC Arizona Corp.	4.500%	4/22/2052	200	186
VMware LLC	1.800%	8/15/2028	200	188
VMware LLC	4.700%	5/15/2030	150	151
VMware LLC	2.200%	8/15/2031	300	264
Workday Inc.	3.500%	4/1/2027	200	198
Workday Inc.	3.700%	4/1/2029	100	97
Workday Inc.	3.800%	4/1/2032	200	186
Xilinx Inc.	2.375%	6/1/2030	200	184
				105,394
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/2028	100	99
AEP Texas Inc.	5.450%	5/15/2029	200	205
AEP Texas Inc.	2.100%	7/1/2030	200	181
AEP Texas Inc.	5.700%	5/15/2034	253	261
AEP Texas Inc.	5.200%	4/15/2036	100	98
AEP Texas Inc.	3.800%	10/1/2047	50	36
AEP Texas Inc.	5.250%	5/15/2052	89	79
AEP Texas Inc.	5.850%	10/15/2055	195	188
AEP Transmission Co. LLC	5.150%	4/1/2034	50	50
AEP Transmission Co. LLC	4.000%	12/1/2046	75	59
AEP Transmission Co. LLC	3.750%	12/1/2047	100	74
AEP Transmission Co. LLC	3.800%	6/15/2049	70	52
AEP Transmission Co. LLC	3.150%	9/15/2049	70	46
AEP Transmission Co. LLC	3.650%	4/1/2050	150	109
AEP Transmission Co. LLC	4.500%	6/15/2052	400	328
AES Corp.	5.450%	6/1/2028	200	202
AES Corp.	2.450%	1/15/2031	300	266
AES Corp.	5.800%	3/15/2032	308	310
Alabama Power Co.	1.450%	9/15/2030	500	439
Alabama Power Co.	4.300%	3/15/2031	100	99
Alabama Power Co.	3.940%	9/1/2032	331	318
Alabama Power Co.	6.125%	5/15/2038	50	54
Alabama Power Co.	3.850%	12/1/2042	25	20
Alabama Power Co.	4.150%	8/15/2044	75	61
Alabama Power Co.	3.750%	3/1/2045	150	115
Alabama Power Co.	4.300%	1/2/2046	200	165
Alabama Power Co.	3.700%	12/1/2047	50	37
Alabama Power Co.	3.450%	10/1/2049	58	40
Alabama Power Co.	3.125%	7/15/2051	107	69
Alabama Power Co.	3.000%	3/15/2052	200	126
Alliant Energy Corp.	5.750%	4/1/2056	107	104
Ameren Corp.	3.500%	1/15/2031	300	285
Ameren Corp.	5.375%	3/15/2035	243	246
Ameren Corp.	5.000%	5/15/2036	200	195
Ameren Illinois Co.	3.800%	5/15/2028	75	74
Ameren Illinois Co.	4.950%	6/1/2033	125	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	3.700%	12/1/2047	150	112
	Ameren Illinois Co.	3.250%	3/15/2050	60	40
	Ameren Illinois Co.	5.550%	7/1/2054	200	192
	Ameren Illinois Co.	5.625%	3/1/2055	158	154
	American Electric Power Co. Inc.	3.200%	11/13/2027	75	74
	American Electric Power Co. Inc.	4.300%	12/1/2028	150	150
	American Electric Power Co. Inc.	5.200%	1/15/2029	200	204
	American Electric Power Co. Inc.	5.625%	3/1/2033	200	207
	American Electric Power Co. Inc.	3.250%	3/1/2050	71	47
	American Electric Power Co. Inc.	6.950%	12/15/2054	175	185
	American Electric Power Co. Inc.	7.050%	12/15/2054	150	154
	American Electric Power Co. Inc.	5.800%	3/15/2056	257	254
	American Electric Power Co. Inc.	6.050%	3/15/2056	210	208
	American Water Capital Corp.	2.950%	9/1/2027	325	319
	American Water Capital Corp.	3.450%	6/1/2029	125	122
	American Water Capital Corp.	2.800%	5/1/2030	100	94
	American Water Capital Corp.	4.450%	6/1/2032	250	246
	American Water Capital Corp.	5.150%	3/1/2034	150	152
[4]	American Water Capital Corp.	5.200%	4/1/2036	150	150
	American Water Capital Corp.	6.593%	10/15/2037	50	56
	American Water Capital Corp.	4.300%	9/1/2045	100	83
	American Water Capital Corp.	3.750%	9/1/2047	100	75
	American Water Capital Corp.	4.200%	9/1/2048	300	238
	American Water Capital Corp.	4.150%	6/1/2049	125	98
	American Water Capital Corp.	3.450%	5/1/2050	100	69
	American Water Capital Corp.	3.250%	6/1/2051	98	65
	American Water Capital Corp.	5.700%	9/1/2055	139	136
	Appalachian Power Co.	3.300%	6/1/2027	500	493
	Appalachian Power Co.	5.650%	4/1/2034	100	103
	Appalachian Power Co.	4.500%	3/1/2049	71	58
	Appalachian Power Co.	3.700%	5/1/2050	100	71
	Arizona Public Service Co.	2.950%	9/15/2027	50	49
	Arizona Public Service Co.	5.700%	8/15/2034	163	169
	Arizona Public Service Co.	4.500%	4/1/2042	225	194
	Arizona Public Service Co.	4.350%	11/15/2045	125	101
	Arizona Public Service Co.	4.250%	3/1/2049	100	78
	Arizona Public Service Co.	3.350%	5/15/2050	100	66
	Arizona Public Service Co.	2.650%	9/15/2050	100	59
	Arizona Public Service Co.	5.900%	8/15/2055	200	197
	Atmos Energy Corp.	3.000%	6/15/2027	100	99
	Atmos Energy Corp.	2.625%	9/15/2029	100	95
	Atmos Energy Corp.	5.900%	11/15/2033	300	321
	Atmos Energy Corp.	5.200%	8/15/2035	100	102
	Atmos Energy Corp.	5.500%	6/15/2041	200	201
	Atmos Energy Corp.	4.150%	1/15/2043	100	84
	Atmos Energy Corp.	4.125%	10/15/2044	50	41
	Atmos Energy Corp.	3.375%	9/15/2049	400	276
	Atmos Energy Corp.	2.850%	2/15/2052	200	123
	Atmos Energy Corp.	5.000%	12/15/2054	200	178
	Atmos Energy Corp.	5.450%	1/15/2056	85	81
	Avangrid Inc.	3.800%	6/1/2029	195	191
	Avista Corp.	4.350%	6/1/2048	75	60
	Avista Corp.	4.000%	4/1/2052	72	54
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	100	89
	Baltimore Gas & Electric Co.	5.300%	6/1/2034	100	102
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	250	256
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	100	72
	Baltimore Gas & Electric Co.	3.750%	8/15/2047	200	149
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	50	40
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	80	53
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	100	63
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	300	283
	Baltimore Gas & Electric Co.	5.650%	6/1/2054	100	97
[6]	Basin Electric Power Cooperative	5.850%	10/15/2055	150	146
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	125	123
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	450	437
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	450	480
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	225	237
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	150	140
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	150	127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Berkshire Hathaway Energy Co.	3.800%	7/15/2048	50	37
Berkshire Hathaway Energy Co.	4.450%	1/15/2049	100	81
Berkshire Hathaway Energy Co.	4.250%	10/15/2050	200	156
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	200	121
Black Hills Corp.	3.050%	10/15/2029	70	66
Black Hills Corp.	4.550%	1/31/2031	100	99
Black Hills Corp.	4.350%	5/1/2033	75	71
Black Hills Corp.	6.000%	1/15/2035	300	311
Black Hills Corp.	4.200%	9/15/2046	50	39
CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	106	107
CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	550	557
CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	50	50
CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	182	180
CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	119	117
CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	121	105
CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	100	63
CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	200	136
CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	56	49
CenterPoint Energy Inc.	5.400%	6/1/2029	186	191
CenterPoint Energy Inc.	2.950%	3/1/2030	70	66
CenterPoint Energy Inc.	6.850%	2/15/2055	100	105
CenterPoint Energy Inc.	7.000%	2/15/2055	50	52
CenterPoint Energy Inc.	5.950%	4/1/2056	130	128
CenterPoint Energy Resources Corp.	4.000%	4/1/2028	100	99
CenterPoint Energy Resources Corp.	1.750%	10/1/2030	100	89
CenterPoint Energy Resources Corp.	4.400%	7/1/2032	200	197
CenterPoint Energy Resources Corp.	5.400%	3/1/2033	13	13
CenterPoint Energy Resources Corp.	5.400%	7/1/2034	50	51
CenterPoint Energy Resources Corp.	5.850%	1/15/2041	250	255
Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2040	290	283
Cleco Corporate Holdings LLC	4.973%	5/1/2046	125	107
Cleveland Electric Illuminating Co.	5.950%	12/15/2036	175	181
CMS Energy Corp.	3.450%	8/15/2027	50	49
CMS Energy Corp.	4.875%	3/1/2044	75	66
CMS Energy Corp.	4.750%	6/1/2050	100	97
CMS Energy Corp.	6.500%	6/1/2055	175	177
Commonwealth Edison Co.	2.950%	8/15/2027	75	74
Commonwealth Edison Co.	3.700%	8/15/2028	145	143
Commonwealth Edison Co.	2.200%	3/1/2030	50	46
Commonwealth Edison Co.	5.300%	6/1/2034	50	51
Commonwealth Edison Co.	5.900%	3/15/2036	150	159
Commonwealth Edison Co.	6.450%	1/15/2038	175	192
Commonwealth Edison Co.	4.600%	8/15/2043	75	65
Commonwealth Edison Co.	4.700%	1/15/2044	175	154
Commonwealth Edison Co.	3.700%	3/1/2045	75	57
Commonwealth Edison Co.	3.650%	6/15/2046	100	75
Commonwealth Edison Co.	4.000%	3/1/2048	350	272
Commonwealth Edison Co.	4.000%	3/1/2049	125	96
Commonwealth Edison Co.	3.000%	3/1/2050	200	128
Commonwealth Edison Co.	3.850%	3/15/2052	200	147
Commonwealth Edison Co.	5.650%	6/1/2054	100	98
Commonwealth Edison Co.	5.950%	6/1/2055	300	305
Connecticut Light & Power Co.	4.950%	8/15/2034	50	50
Connecticut Light & Power Co.	4.300%	4/15/2044	150	125
Connecticut Light & Power Co.	4.000%	4/1/2048	160	124
Consolidated Edison Co of New York Inc.	5.750%	11/15/2055	179	177
Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	600	542
Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	576	592
Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	200	203
Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	200	201
Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	75	80
Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	200	170
Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	375	317
Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	145	111
Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	75	57
Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	300	233
Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	250	192
Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	200	208
Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	200	200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	100	98
Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	300	286
Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	75	54
Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	120	96
Constellation Energy Generation LLC	3.900%	1/8/2028	121	120
Constellation Energy Generation LLC	5.600%	3/1/2028	46	47
Constellation Energy Generation LLC	4.400%	1/15/2031	92	91
Constellation Energy Generation LLC	5.800%	3/1/2033	134	141
Constellation Energy Generation LLC	6.125%	1/15/2034	200	214
Constellation Energy Generation LLC	6.250%	10/1/2039	210	222
Constellation Energy Generation LLC	5.750%	10/1/2041	75	75
Constellation Energy Generation LLC	5.600%	6/15/2042	155	152
Constellation Energy Generation LLC	6.500%	10/1/2053	200	213
Constellation Energy Generation LLC	5.875%	1/15/2066	328	315
Consumers Energy Co.	4.650%	3/1/2028	500	504
Consumers Energy Co.	3.800%	11/15/2028	75	74
Consumers Energy Co.	4.700%	1/15/2030	100	101
Consumers Energy Co.	4.500%	1/15/2031	50	50
Consumers Energy Co.	3.600%	8/15/2032	19	18
Consumers Energy Co.	4.625%	5/15/2033	75	74
Consumers Energy Co.	5.050%	5/15/2035	150	151
Consumers Energy Co.	3.950%	5/15/2043	75	61
Consumers Energy Co.	3.250%	8/15/2046	50	35
Consumers Energy Co.	3.950%	7/15/2047	50	39
Consumers Energy Co.	4.050%	5/15/2048	425	334
Consumers Energy Co.	4.350%	4/15/2049	80	66
Consumers Energy Co.	3.100%	8/15/2050	80	52
Consumers Energy Co.	3.500%	8/1/2051	200	142
Consumers Energy Co.	4.200%	9/1/2052	84	67
Dayton Power & Light Co.	4.550%	8/15/2030	60	59
Delmarva Power & Light Co.	4.150%	5/15/2045	100	81
Dominion Energy Inc.	4.600%	5/15/2028	100	100
Dominion Energy Inc.	4.250%	6/1/2028	125	125
Dominion Energy Inc.	3.375%	4/1/2030	125	119
Dominion Energy Inc.	2.250%	8/15/2031	250	221
Dominion Energy Inc.	4.350%	8/15/2032	56	54
Dominion Energy Inc.	5.375%	11/15/2032	200	205
Dominion Energy Inc.	6.300%	3/15/2033	75	80
Dominion Energy Inc.	5.250%	8/1/2033	250	252
Dominion Energy Inc.	4.900%	8/1/2041	280	250
Dominion Energy Inc.	4.050%	9/15/2042	300	237
Dominion Energy Inc.	4.850%	8/15/2052	200	168
Dominion Energy Inc.	7.000%	6/1/2054	100	106
Dominion Energy Inc.	6.875%	2/1/2055	100	103
Dominion Energy Inc.	6.625%	5/15/2055	200	202
Dominion Energy Inc.	6.000%	2/15/2056	250	248
Dominion Energy Inc.	6.200%	2/15/2056	350	347
Dominion Energy South Carolina Inc.	2.300%	12/1/2031	100	88
Dominion Energy South Carolina Inc.	6.625%	2/1/2032	50	55
Dominion Energy South Carolina Inc.	5.300%	1/15/2035	50	51
Dominion Energy South Carolina Inc.	6.050%	1/15/2038	125	132
Dominion Energy South Carolina Inc.	5.450%	2/1/2041	75	74
Dominion Energy South Carolina Inc.	4.600%	6/15/2043	75	65
DTE Electric Co.	4.250%	5/14/2027	50	50
DTE Electric Co.	2.250%	3/1/2030	450	416
DTE Electric Co.	2.625%	3/1/2031	100	92
DTE Electric Co.	3.000%	3/1/2032	250	230
DTE Electric Co.	5.200%	3/1/2034	50	51
DTE Electric Co.	5.250%	5/15/2035	125	127
DTE Electric Co.	4.850%	3/1/2036	113	111
DTE Electric Co.	4.000%	4/1/2043	225	184
DTE Electric Co.	3.700%	6/1/2046	50	38
DTE Electric Co.	3.750%	8/15/2047	100	75
DTE Electric Co.	3.950%	3/1/2049	78	60
DTE Electric Co.	2.950%	3/1/2050	150	97
DTE Electric Co.	3.650%	3/1/2052	250	181
DTE Electric Co.	5.850%	5/15/2055	285	287
DTE Electric Co.	5.550%	3/1/2056	143	138
DTE Energy Co.	4.950%	7/1/2027	100	101
DTE Energy Co.	4.875%	6/1/2028	550	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	5.100%	3/1/2029	200	203
	DTE Energy Co.	3.400%	6/15/2029	94	91
	DTE Energy Co.	2.950%	3/1/2030	60	57
	DTE Energy Co.	5.200%	4/1/2030	116	118
	DTE Energy Co.	5.850%	6/1/2034	364	381
	DTE Energy Co.	5.050%	10/1/2035	503	496
	Duke Energy Carolinas LLC	3.950%	11/15/2028	125	124
	Duke Energy Carolinas LLC	6.000%	12/1/2028	125	130
	Duke Energy Carolinas LLC	2.450%	8/15/2029	200	188
	Duke Energy Carolinas LLC	2.450%	2/1/2030	100	93
	Duke Energy Carolinas LLC	4.850%	3/15/2030	100	102
	Duke Energy Carolinas LLC	2.550%	4/15/2031	200	183
	Duke Energy Carolinas LLC	4.950%	1/15/2033	175	178
	Duke Energy Carolinas LLC	4.850%	1/15/2034	200	200
	Duke Energy Carolinas LLC	6.100%	6/1/2037	100	106
	Duke Energy Carolinas LLC	6.000%	1/15/2038	25	26
	Duke Energy Carolinas LLC	6.050%	4/15/2038	25	27
	Duke Energy Carolinas LLC	5.300%	2/15/2040	150	149
	Duke Energy Carolinas LLC	4.000%	9/30/2042	175	144
	Duke Energy Carolinas LLC	3.875%	3/15/2046	100	77
	Duke Energy Carolinas LLC	3.700%	12/1/2047	100	74
	Duke Energy Carolinas LLC	3.200%	8/15/2049	350	234
	Duke Energy Carolinas LLC	5.400%	1/15/2054	350	332
	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	260	257
	Duke Energy Corp.	3.150%	8/15/2027	140	138
	Duke Energy Corp.	4.300%	3/15/2028	200	200
	Duke Energy Corp.	2.450%	6/1/2030	100	92
	Duke Energy Corp.	2.550%	6/15/2031	200	180
	Duke Energy Corp.	5.750%	9/15/2033	100	104
	Duke Energy Corp.	5.450%	6/15/2034	100	102
	Duke Energy Corp.	4.950%	9/15/2035	139	136
	Duke Energy Corp.	3.300%	6/15/2041	350	263
	Duke Energy Corp.	4.800%	12/15/2045	275	236
	Duke Energy Corp.	3.750%	9/1/2046	180	133
	Duke Energy Corp.	4.200%	6/15/2049	115	88
	Duke Energy Corp.	3.500%	6/15/2051	140	94
	Duke Energy Corp.	6.100%	9/15/2053	350	351
	Duke Energy Corp.	5.800%	6/15/2054	575	551
	Duke Energy Corp.	6.450%	9/1/2054	150	155
	Duke Energy Florida LLC	3.800%	7/15/2028	100	99
	Duke Energy Florida LLC	2.500%	12/1/2029	425	399
	Duke Energy Florida LLC	1.750%	6/15/2030	100	90
	Duke Energy Florida LLC	4.200%	12/1/2030	25	25
	Duke Energy Florida LLC	2.400%	12/15/2031	200	179
	Duke Energy Florida LLC	4.850%	12/1/2035	100	98
	Duke Energy Florida LLC	6.350%	9/15/2037	225	244
	Duke Energy Florida LLC	6.400%	6/15/2038	200	218
	Duke Energy Florida LLC	3.850%	11/15/2042	100	80
	Duke Energy Florida LLC	3.400%	10/1/2046	100	71
	Duke Energy Florida LLC	4.200%	7/15/2048	100	79
	Duke Energy Florida LLC	3.000%	12/15/2051	550	345
	Duke Energy Florida LLC	6.200%	11/15/2053	380	398
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2031	51	49
	Duke Energy Indiana LLC	5.250%	3/1/2034	100	102
	Duke Energy Indiana LLC	4.950%	3/15/2036	26	26
	Duke Energy Indiana LLC	6.350%	8/15/2038	590	642
	Duke Energy Indiana LLC	3.750%	5/15/2046	425	323
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	25
	Duke Energy Ohio Inc.	2.125%	6/1/2030	100	91
	Duke Energy Ohio Inc.	5.300%	6/15/2035	75	76
	Duke Energy Ohio Inc.	3.700%	6/15/2046	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/2054	100	96
	Duke Energy Progress LLC	2.000%	8/15/2031	200	176
	Duke Energy Progress LLC	5.250%	3/15/2033	350	361
	Duke Energy Progress LLC	5.100%	3/15/2034	100	102
	Duke Energy Progress LLC	5.050%	3/15/2035	201	202
	Duke Energy Progress LLC	4.375%	3/30/2044	300	254
	Duke Energy Progress LLC	3.700%	10/15/2046	50	37
	Duke Energy Progress LLC	3.600%	9/15/2047	50	36
	Duke Energy Progress LLC	5.350%	3/15/2053	150	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	5.550%	3/15/2055	241	233
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2030	39	37
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	100	85
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2043	100	77
	Edison International	5.750%	6/15/2027	25	25
	Edison International	5.250%	11/15/2028	50	50
	Edison International	5.450%	6/15/2029	100	101
	Edison International	6.950%	11/15/2029	250	264
	Edison International	4.800%	3/15/2031	275	269
	Emera US Finance LP	4.750%	6/15/2046	245	203
	Enel Chile SA	4.875%	6/12/2028	125	126
	Entergy Arkansas LLC	5.450%	6/1/2034	125	129
	Entergy Arkansas LLC	4.950%	1/15/2036	89	87
	Entergy Arkansas LLC	2.650%	6/15/2051	500	290
	Entergy Arkansas LLC	5.750%	6/1/2054	50	49
	Entergy Arkansas LLC	5.750%	1/15/2056	110	108
	Entergy Corp.	2.800%	6/15/2030	100	93
	Entergy Corp.	3.750%	6/15/2050	300	212
	Entergy Corp.	7.125%	12/1/2054	100	102
	Entergy Corp.	5.875%	6/15/2056	75	74
	Entergy Corp.	6.100%	6/15/2056	100	99
	Entergy Louisiana LLC	3.120%	9/1/2027	100	99
	Entergy Louisiana LLC	3.050%	6/1/2031	100	93
	Entergy Louisiana LLC	4.000%	3/15/2033	150	143
	Entergy Louisiana LLC	5.350%	3/15/2034	50	51
	Entergy Louisiana LLC	5.150%	9/15/2034	150	151
	Entergy Louisiana LLC	4.900%	4/15/2036	122	119
	Entergy Louisiana LLC	4.950%	1/15/2045	150	135
	Entergy Louisiana LLC	4.200%	9/1/2048	167	132
	Entergy Louisiana LLC	4.200%	4/1/2050	100	79
	Entergy Louisiana LLC	2.900%	3/15/2051	121	74
	Entergy Louisiana LLC	4.750%	9/15/2052	150	127
	Entergy Louisiana LLC	5.700%	3/15/2054	250	243
	Entergy Louisiana LLC	5.800%	3/15/2055	275	270
	Entergy Louisiana LLC	5.650%	4/15/2056	200	192
	Entergy Mississippi LLC	2.850%	6/1/2028	125	121
	Entergy Mississippi LLC	5.050%	4/15/2036	61	60
	Entergy Mississippi LLC	5.850%	6/1/2054	200	197
	Entergy Mississippi LLC	5.800%	4/15/2055	88	87
	Entergy Texas Inc.	4.000%	3/30/2029	100	99
	Entergy Texas Inc.	1.750%	3/15/2031	500	437
	Essential Utilities Inc.	4.800%	8/15/2027	500	502
	Essential Utilities Inc.	3.566%	5/1/2029	75	73
	Essential Utilities Inc.	2.704%	4/15/2030	100	93
	Essential Utilities Inc.	5.125%	3/15/2036	75	74
	Essential Utilities Inc.	4.276%	5/1/2049	85	67
	Essential Utilities Inc.	3.351%	4/15/2050	200	133
	Evergy Inc.	4.250%	3/15/2029	56	56
	Evergy Inc.	2.900%	9/15/2029	400	379
	Evergy Kansas Central Inc.	3.100%	4/1/2027	100	99
	Evergy Kansas Central Inc.	5.250%	3/15/2035	46	46
	Evergy Kansas Central Inc.	4.125%	3/1/2042	510	425
	Evergy Kansas Central Inc.	3.250%	9/1/2049	100	67
	Evergy Metro Inc.	2.250%	6/1/2030	100	91
	Evergy Metro Inc.	4.950%	4/15/2033	100	101
	Evergy Metro Inc.	5.400%	4/1/2034	250	257
	Evergy Metro Inc.	5.125%	8/15/2035	227	226
	Evergy Metro Inc.	4.200%	6/15/2047	100	79
[6]	Evergy Missouri West Inc.	5.650%	6/1/2034	50	51
	Eversource Energy	3.300%	1/15/2028	100	98
	Eversource Energy	4.250%	4/1/2029	200	198
	Eversource Energy	5.850%	4/15/2031	400	418
	Eversource Energy	3.375%	3/1/2032	119	109
	Eversource Energy	5.125%	5/15/2033	100	100
	Eversource Energy	5.950%	7/15/2034	375	391
	Eversource Energy	3.450%	1/15/2050	200	137
	Eversource Energy	6.100%	8/15/2056	68	67
	Eversource Energy	6.350%	8/15/2056	71	70
	Exelon Corp.	5.150%	3/15/2028	200	202
	Exelon Corp.	5.150%	3/15/2029	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	5.450%	3/15/2034	100	102
	Exelon Corp.	4.950%	3/15/2036	167	162
	Exelon Corp.	5.100%	6/15/2045	145	130
	Exelon Corp.	4.450%	4/15/2046	275	225
	Exelon Corp.	5.600%	3/15/2053	300	283
	Exelon Corp.	6.500%	3/15/2055	85	87
	FirstEnergy Corp.	3.900%	7/15/2027	100	99
	FirstEnergy Corp.	2.250%	9/1/2030	150	135
	FirstEnergy Corp.	4.850%	7/15/2047	150	128
	FirstEnergy Corp.	3.400%	3/1/2050	250	167
[6]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	100	100
[6]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	150	149
	FirstEnergy Transmission LLC	4.550%	1/15/2030	100	100
	FirstEnergy Transmission LLC	4.750%	1/15/2033	100	98
	FirstEnergy Transmission LLC	5.000%	1/15/2035	50	49
	Florida Power & Light Co.	3.300%	5/30/2027	50	50
	Florida Power & Light Co.	4.400%	5/15/2028	200	201
	Florida Power & Light Co.	5.150%	6/15/2029	150	154
	Florida Power & Light Co.	4.625%	5/15/2030	200	202
	Florida Power & Light Co.	2.450%	2/3/2032	200	179
	Florida Power & Light Co.	5.100%	4/1/2033	200	204
	Florida Power & Light Co.	4.800%	5/15/2033	200	200
	Florida Power & Light Co.	5.625%	4/1/2034	25	26
	Florida Power & Light Co.	5.300%	6/15/2034	150	154
	Florida Power & Light Co.	4.700%	2/15/2036	190	185
	Florida Power & Light Co.	5.960%	4/1/2039	325	347
	Florida Power & Light Co.	4.125%	2/1/2042	170	144
	Florida Power & Light Co.	4.050%	6/1/2042	125	105
	Florida Power & Light Co.	3.700%	12/1/2047	150	112
	Florida Power & Light Co.	3.950%	3/1/2048	675	526
	Florida Power & Light Co.	3.150%	10/1/2049	205	138
	Florida Power & Light Co.	2.875%	12/4/2051	500	312
	Florida Power & Light Co.	5.600%	6/15/2054	150	147
	Florida Power & Light Co.	5.700%	3/15/2055	60	60
	Florida Power & Light Co.	5.800%	3/15/2065	60	60
	Florida Power & Light Co.	5.600%	2/15/2066	174	168
	Georgia Power Co.	4.650%	5/16/2028	700	706
	Georgia Power Co.	4.000%	10/1/2028	167	166
	Georgia Power Co.	4.550%	3/15/2030	500	502
	Georgia Power Co.	4.850%	3/15/2031	284	288
	Georgia Power Co.	4.950%	5/17/2033	200	202
	Georgia Power Co.	5.250%	3/15/2034	150	153
	Georgia Power Co.	5.200%	3/15/2035	510	518
	Georgia Power Co.	4.750%	9/1/2040	175	164
	Georgia Power Co.	4.300%	3/15/2043	100	85
	Georgia Power Co.	5.125%	5/15/2052	245	224
	Georgia Power Co.	5.500%	10/1/2055	150	144
	Iberdrola International BV	6.750%	7/15/2036	75	84
	Idaho Power Co.	5.200%	8/15/2034	50	51
	Idaho Power Co.	4.850%	3/1/2036	98	96
	Idaho Power Co.	5.500%	3/15/2053	150	143
	Idaho Power Co.	5.800%	4/1/2054	200	200
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	248
	Indiana Michigan Power Co.	4.250%	8/15/2048	100	79
	Indiana Michigan Power Co.	5.625%	4/1/2053	100	97
	Indiana Michigan Power Co.	5.600%	3/15/2056	75	72
	Interstate Power & Light Co.	4.100%	9/26/2028	125	124
	Interstate Power & Light Co.	3.600%	4/1/2029	60	59
	Interstate Power & Light Co.	2.300%	6/1/2030	100	91
	Interstate Power & Light Co.	4.950%	9/30/2034	50	49
	Interstate Power & Light Co.	5.600%	6/29/2035	125	128
	Interstate Power & Light Co.	6.250%	7/15/2039	50	53
	Interstate Power & Light Co.	3.700%	9/15/2046	75	55
	Interstate Power & Light Co.	5.450%	9/30/2054	100	93
	IPALCO Enterprises Inc.	5.750%	4/1/2034	100	99
	ITC Holdings Corp.	3.350%	11/15/2027	100	98
	ITC Holdings Corp.	5.300%	7/1/2043	200	185
[6]	Jersey Central Power & Light Co.	4.150%	1/15/2029	236	235
[6]	Jersey Central Power & Light Co.	4.400%	1/15/2031	150	148
	Jersey Central Power & Light Co.	5.100%	1/15/2035	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Jersey Central Power & Light Co.	5.150%	1/15/2036	150	149
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	57	55
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	197	186
	Kentucky Utilities Co.	5.125%	11/1/2040	125	121
	Kentucky Utilities Co.	4.375%	10/1/2045	100	83
	Kentucky Utilities Co.	3.300%	6/1/2050	200	135
	Kentucky Utilities Co.	5.850%	8/15/2055	147	146
	Louisville Gas & Electric Co.	4.250%	4/1/2049	170	135
	Louisville Gas & Electric Co.	5.850%	8/15/2055	190	189
	MidAmerican Energy Co.	3.100%	5/1/2027	150	149
	MidAmerican Energy Co.	3.650%	4/15/2029	200	196
	MidAmerican Energy Co.	6.750%	12/30/2031	125	139
	MidAmerican Energy Co.	4.800%	9/15/2043	100	90
	MidAmerican Energy Co.	4.400%	10/15/2044	350	295
	MidAmerican Energy Co.	3.950%	8/1/2047	100	77
	MidAmerican Energy Co.	3.650%	8/1/2048	125	92
	MidAmerican Energy Co.	4.250%	7/15/2049	200	161
	MidAmerican Energy Co.	5.850%	9/15/2054	300	301
	MidAmerican Energy Co.	5.300%	2/1/2055	125	116
	Mississippi Power Co.	4.250%	3/15/2042	100	84
	National Fuel Gas Co.	4.750%	9/1/2028	50	50
	National Fuel Gas Co.	2.950%	3/1/2031	100	91
	National Fuel Gas Co.	5.950%	3/15/2035	110	114
	National Grid plc	5.809%	6/12/2033	300	313
	National Grid plc	5.418%	1/11/2034	150	153
	National Grid USA	5.803%	4/1/2035	50	52
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	100	100
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	150	149
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	150	148
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	100	99
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	75	76
	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	167	166
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	300	294
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	100	93
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	129	128
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	75	77
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	100	85
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	204	196
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	53	51
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	100	101
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	100	81
	Nevada Power Co.	3.700%	5/1/2029	200	196
	Nevada Power Co.	2.400%	5/1/2030	75	69
	Nevada Power Co.	6.750%	7/1/2037	75	83
	Nevada Power Co.	3.125%	8/1/2050	150	97
	Nevada Power Co.	6.000%	3/15/2054	100	100
	Nevada Power Co.	6.250%	5/15/2055	50	50
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	250	248
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	134
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	150	151
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	222	224
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	150	152
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	100	97
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	100	95
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	250	255
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	500	456
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	300	297
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	225	231
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	179	180
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	214	216
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	585	596
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	204	184
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	150	141
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	225	233
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	200	204
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	150	147
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	125	122
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	125	122
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	100	100
	NiSource Inc.	3.490%	5/15/2027	250	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	5.250%	3/30/2028	200	203
	NiSource Inc.	5.200%	7/1/2029	150	153
	NiSource Inc.	2.950%	9/1/2029	200	190
	NiSource Inc.	3.600%	5/1/2030	200	193
	NiSource Inc.	1.700%	2/15/2031	300	261
	NiSource Inc.	5.350%	4/1/2034	200	204
	NiSource Inc.	5.350%	7/15/2035	850	856
	NiSource Inc.	5.950%	6/15/2041	77	78
	NiSource Inc.	5.650%	2/1/2045	100	97
	NiSource Inc.	4.375%	5/15/2047	200	161
	NiSource Inc.	5.000%	6/15/2052	63	54
	NiSource Inc.	6.375%	3/31/2055	100	102
	NiSource Inc.	5.850%	4/1/2055	420	408
	NiSource Inc.	5.750%	7/15/2056	100	98
	Northern States Power Co.	5.050%	5/15/2035	75	76
	Northern States Power Co.	4.850%	5/15/2036	57	56
	Northern States Power Co.	6.250%	6/1/2036	75	82
	Northern States Power Co.	6.200%	7/1/2037	50	54
	Northern States Power Co.	5.350%	11/1/2039	175	175
	Northern States Power Co.	3.400%	8/15/2042	105	81
	Northern States Power Co.	2.900%	3/1/2050	250	162
	Northern States Power Co.	2.600%	6/1/2051	63	38
	Northern States Power Co.	5.100%	5/15/2053	150	136
	Northern States Power Co.	5.400%	3/15/2054	200	190
	Northern States Power Co.	5.650%	6/15/2054	200	197
	Northern States Power Co.	5.650%	5/15/2055	50	49
	Northern States Power Co.	5.550%	5/15/2056	100	97
	NorthWestern Corp.	4.176%	11/15/2044	115	93
	NSTAR Electric Co.	3.200%	5/15/2027	125	124
	NSTAR Electric Co.	3.250%	5/15/2029	50	48
	NSTAR Electric Co.	4.850%	3/1/2030	70	71
	NSTAR Electric Co.	5.400%	6/1/2034	100	102
	NSTAR Electric Co.	5.200%	3/1/2035	450	453
	NSTAR Electric Co.	5.500%	3/15/2040	75	74
	NSTAR Electric Co.	4.950%	9/15/2052	74	66
	OGE Energy Corp.	5.450%	5/15/2029	50	51
	Oglethorpe Power Corp.	5.950%	11/1/2039	50	52
	Oglethorpe Power Corp.	5.375%	11/1/2040	275	268
	Oglethorpe Power Corp.	6.200%	12/1/2053	150	153
	Oglethorpe Power Corp.	5.800%	6/1/2054	75	73
	Oglethorpe Power Corp.	5.900%	2/1/2055	175	171
	Ohio Edison Co.	6.875%	7/15/2036	100	112
	Ohio Power Co.	5.650%	6/1/2034	50	51
	Ohio Power Co.	4.150%	4/1/2048	100	77
	Ohio Power Co.	4.000%	6/1/2049	190	142
	Ohio Power Co.	2.900%	10/1/2051	225	135
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	75	74
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	100	95
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	100	95
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	80	82
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	50	40
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	75	57
[4]	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	75	75
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	50	49
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	100	101
[6]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	150	149
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	50	57
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	200	210
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	125	148
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	125	122
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	66
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	37	35
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	100	77
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	50	38
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	200	146
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	250	146
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	176
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	63	58
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	200	191
[6]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	111	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONE Gas Inc.	5.100%	4/1/2029	100	102
	ONE Gas Inc.	2.000%	5/15/2030	100	91
	ONE Gas Inc.	4.658%	2/1/2044	125	109
	ONE Gas Inc.	4.500%	11/1/2048	75	63
	Pacific Gas & Electric Co.	3.300%	12/1/2027	800	784
	Pacific Gas & Electric Co.	5.000%	6/4/2028	32	32
	Pacific Gas & Electric Co.	3.000%	6/15/2028	200	193
	Pacific Gas & Electric Co.	3.750%	7/1/2028	300	295
	Pacific Gas & Electric Co.	6.100%	1/15/2029	620	642
	Pacific Gas & Electric Co.	5.550%	5/15/2029	200	205
	Pacific Gas & Electric Co.	4.550%	7/1/2030	400	395
	Pacific Gas & Electric Co.	2.500%	2/1/2031	500	448
	Pacific Gas & Electric Co.	4.400%	3/1/2032	81	78
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	207
	Pacific Gas & Electric Co.	5.050%	10/15/2032	125	124
	Pacific Gas & Electric Co.	6.150%	1/15/2033	200	209
	Pacific Gas & Electric Co.	6.400%	6/15/2033	46	49
	Pacific Gas & Electric Co.	6.950%	3/15/2034	140	153
	Pacific Gas & Electric Co.	5.700%	3/1/2035	198	201
	Pacific Gas & Electric Co.	5.200%	5/1/2036	120	117
	Pacific Gas & Electric Co.	4.500%	7/1/2040	500	427
	Pacific Gas & Electric Co.	4.300%	3/15/2045	200	156
	Pacific Gas & Electric Co.	3.950%	12/1/2047	200	145
	Pacific Gas & Electric Co.	4.950%	7/1/2050	825	685
	Pacific Gas & Electric Co.	6.750%	1/15/2053	500	520
	Pacific Gas & Electric Co.	6.700%	4/1/2053	200	207
	Pacific Gas & Electric Co.	5.900%	10/1/2054	300	281
	Pacific Gas & Electric Co.	6.150%	3/1/2055	191	185
	Pacific Gas & Electric Co.	6.100%	10/15/2055	100	96
	Pacific Gas & Electric Co.	6.000%	5/1/2056	167	159
	PacifiCorp	3.500%	6/15/2029	200	192
	PacifiCorp	2.700%	9/15/2030	50	46
	PacifiCorp	5.300%	2/15/2031	48	49
	PacifiCorp	7.700%	11/15/2031	250	280
	PacifiCorp	5.450%	2/15/2034	100	100
	PacifiCorp	5.250%	6/15/2035	56	55
	PacifiCorp	6.100%	8/1/2036	100	102
	PacifiCorp	6.250%	10/15/2037	125	129
	PacifiCorp	6.350%	7/15/2038	75	77
	PacifiCorp	6.000%	1/15/2039	116	115
	PacifiCorp	4.100%	2/1/2042	56	44
	PacifiCorp	4.125%	1/15/2049	50	36
	PacifiCorp	4.150%	2/15/2050	150	109
	PacifiCorp	5.350%	12/1/2053	100	86
	PacifiCorp	5.500%	5/15/2054	200	175
	PacifiCorp	5.800%	1/15/2055	260	238
	PECO Energy Co.	4.900%	6/15/2033	400	403
	PECO Energy Co.	4.875%	9/15/2035	75	74
	PECO Energy Co.	3.900%	3/1/2048	75	57
	PECO Energy Co.	2.800%	6/15/2050	200	123
	PECO Energy Co.	5.250%	9/15/2054	50	46
	PECO Energy Co.	5.650%	9/15/2055	175	172
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	100	83
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	100	74
	PG&E Recovery Funding LLC	4.838%	6/1/2035	130	132
	PG&E Recovery Funding LLC	5.256%	1/15/2040	280	287
	PG&E Recovery Funding LLC	5.231%	6/1/2042	150	148
	PG&E Recovery Funding LLC	5.536%	7/15/2049	90	89
	PG&E Recovery Funding LLC	5.529%	6/1/2051	150	148
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2032	87	85
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2033	34	33
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2038	100	96
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2039	75	73
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2043	75	73
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	250	218
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	200	189
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2053	100	86
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	75	69
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	110	107
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	75	77

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	100	100
Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	50	44
Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	75	55
Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	135
Pinnacle West Capital Corp.	4.900%	5/15/2028	75	76
Pinnacle West Capital Corp.	5.150%	5/15/2030	75	76
Potomac Electric Power Co.	5.200%	3/15/2034	50	51
Potomac Electric Power Co.	6.500%	11/15/2037	250	276
Potomac Electric Power Co.	4.150%	3/15/2043	150	124
Potomac Electric Power Co.	5.500%	3/15/2054	50	48
PPL Electric Utilities Corp.	5.000%	5/15/2033	200	202
PPL Electric Utilities Corp.	4.850%	2/15/2034	97	97
PPL Electric Utilities Corp.	6.250%	5/15/2039	100	108
PPL Electric Utilities Corp.	4.150%	10/1/2045	155	127
PPL Electric Utilities Corp.	3.950%	6/1/2047	75	58
PPL Electric Utilities Corp.	5.550%	8/15/2055	379	368
Progress Energy Inc.	7.000%	10/30/2031	119	131
Public Service Co. of Colorado	3.700%	6/15/2028	75	74
Public Service Co. of Colorado	4.150%	3/13/2029	110	110
Public Service Co. of Colorado	1.900%	1/15/2031	100	88
Public Service Co. of Colorado	1.875%	6/15/2031	100	87
Public Service Co. of Colorado	4.100%	6/1/2032	50	49
Public Service Co. of Colorado	5.350%	5/15/2034	400	407
Public Service Co. of Colorado	5.150%	9/15/2035	396	395
Public Service Co. of Colorado	4.100%	6/15/2048	75	59
Public Service Co. of Colorado	2.700%	1/15/2051	100	59
Public Service Co. of Colorado	5.250%	4/1/2053	200	181
Public Service Co. of Colorado	5.750%	5/15/2054	200	195
Public Service Co. of Colorado	5.850%	5/15/2055	400	397
Public Service Co. of New Hampshire	3.600%	7/1/2049	75	54
Public Service Co. of New Hampshire	5.150%	1/15/2053	54	49
Public Service Co. of Oklahoma	5.250%	1/15/2033	85	86
Public Service Co. of Oklahoma	5.200%	1/15/2035	100	100
Public Service Co. of Oklahoma	5.450%	1/15/2036	200	201
Public Service Electric & Gas Co.	3.000%	5/15/2027	75	74
Public Service Electric & Gas Co.	3.200%	5/15/2029	70	68
Public Service Electric & Gas Co.	2.450%	1/15/2030	50	47
Public Service Electric & Gas Co.	4.200%	1/1/2031	172	170
Public Service Electric & Gas Co.	5.200%	3/1/2034	100	102
Public Service Electric & Gas Co.	4.850%	8/1/2034	400	397
Public Service Electric & Gas Co.	5.050%	3/1/2035	100	101
Public Service Electric & Gas Co.	4.900%	8/15/2035	217	215
Public Service Electric & Gas Co.	3.800%	3/1/2046	250	193
Public Service Electric & Gas Co.	3.850%	5/1/2049	200	152
Public Service Electric & Gas Co.	3.150%	1/1/2050	200	133
Public Service Electric & Gas Co.	2.050%	8/1/2050	500	265
Public Service Electric & Gas Co.	5.450%	3/1/2054	100	96
Public Service Electric & Gas Co.	5.300%	8/1/2054	250	234
Public Service Electric & Gas Co.	5.500%	3/1/2055	100	97
Public Service Electric & Gas Co.	5.625%	1/1/2056	195	192
Public Service Enterprise Group Inc.	5.875%	10/15/2028	100	103
Public Service Enterprise Group Inc.	5.200%	4/1/2029	200	204
Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	440
Puget Energy Inc.	4.100%	6/15/2030	100	97
Puget Energy Inc.	5.725%	3/15/2035	120	121
Puget Sound Energy Inc.	5.330%	6/15/2034	100	102
Puget Sound Energy Inc.	6.274%	3/15/2037	125	134
Puget Sound Energy Inc.	5.757%	10/1/2039	125	127
Puget Sound Energy Inc.	4.300%	5/20/2045	100	80
Puget Sound Energy Inc.	4.223%	6/15/2048	125	100
Puget Sound Energy Inc.	3.250%	9/15/2049	90	60
Puget Sound Energy Inc.	5.685%	6/15/2054	50	49
Puget Sound Energy Inc.	5.598%	9/15/2055	107	104
San Diego Gas & Electric Co.	1.700%	10/1/2030	500	443
San Diego Gas & Electric Co.	3.000%	3/15/2032	200	182
San Diego Gas & Electric Co.	5.400%	4/15/2035	94	96
San Diego Gas & Electric Co.	5.200%	3/15/2036	100	100
San Diego Gas & Electric Co.	4.500%	8/15/2040	100	90
San Diego Gas & Electric Co.	3.750%	6/1/2047	75	56
San Diego Gas & Electric Co.	3.320%	4/15/2050	100	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	3.700%	3/15/2052	100	71
	San Diego Gas & Electric Co.	5.350%	4/1/2053	150	138
	San Diego Gas & Electric Co.	5.550%	4/15/2054	250	238
	San Diego Gas & Electric Co.	5.950%	3/15/2056	100	100
	SCE Recovery Funding LLC	4.697%	6/15/2042	66	64
	SCE Recovery Funding LLC	2.943%	11/15/2044	50	41
[3]	SCE Recovery Funding LLC	5.341%	3/15/2047	385	382
	SCE Recovery Funding LLC	3.240%	11/15/2048	50	36
	SCE Recovery Funding LLC	5.112%	12/14/2049	50	47
	Sempra	3.250%	6/15/2027	150	148
	Sempra	3.400%	2/1/2028	200	196
	Sempra	5.250%	3/15/2036	147	145
	Sempra	3.800%	2/1/2038	200	169
	Sempra	6.000%	10/15/2039	150	153
	Sempra	4.000%	2/1/2048	175	130
	Sempra	4.125%	4/1/2052	200	194
	Sempra	6.400%	10/1/2054	150	149
	Sempra	6.875%	10/1/2054	250	252
	Sempra	6.550%	4/1/2055	150	149
	Sempra	6.375%	4/1/2056	81	81
	Sierra Pacific Power Co.	6.200%	12/15/2055	85	83
	Sierra Pacific Power Co.	6.375%	9/15/2056	200	198
	Southern California Edison Co.	3.650%	3/1/2028	100	98
	Southern California Edison Co.	5.300%	3/1/2028	200	203
	Southern California Edison Co.	4.200%	3/1/2029	75	74
	Southern California Edison Co.	6.650%	4/1/2029	75	78
	Southern California Edison Co.	5.150%	6/1/2029	375	380
	Southern California Edison Co.	2.850%	8/1/2029	275	259
	Southern California Edison Co.	2.250%	6/1/2030	300	272
	Southern California Edison Co.	2.500%	6/1/2031	200	179
	Southern California Edison Co.	5.450%	6/1/2031	200	205
	Southern California Edison Co.	2.750%	2/1/2032	130	116
	Southern California Edison Co.	5.950%	11/1/2032	200	210
	Southern California Edison Co.	4.800%	3/15/2033	175	172
	Southern California Edison Co.	5.200%	6/1/2034	250	248
	Southern California Edison Co.	5.450%	3/1/2035	150	151
	Southern California Edison Co.	5.750%	4/1/2035	75	76
	Southern California Edison Co.	5.350%	7/15/2035	200	198
	Southern California Edison Co.	5.625%	2/1/2036	125	125
	Southern California Edison Co.	5.500%	3/15/2040	100	96
	Southern California Edison Co.	4.500%	9/1/2040	275	236
	Southern California Edison Co.	4.050%	3/15/2042	208	163
	Southern California Edison Co.	4.000%	4/1/2047	135	100
	Southern California Edison Co.	4.125%	3/1/2048	100	75
	Southern California Edison Co.	4.875%	3/1/2049	100	83
	Southern California Edison Co.	3.650%	6/1/2051	350	240
	Southern California Edison Co.	3.450%	2/1/2052	200	131
	Southern California Edison Co.	5.450%	6/1/2052	100	88
	Southern California Edison Co.	5.700%	3/1/2053	200	184
	Southern California Edison Co.	5.875%	12/1/2053	150	142
	Southern California Edison Co.	5.750%	4/15/2054	150	139
	Southern California Edison Co.	5.900%	3/1/2055	150	143
	Southern California Gas Co.	2.950%	4/15/2027	200	197
	Southern California Gas Co.	2.550%	2/1/2030	150	140
	Southern California Gas Co.	5.050%	9/1/2034	100	100
	Southern California Gas Co.	5.450%	6/15/2035	75	77
	Southern California Gas Co.	3.750%	9/15/2042	75	58
	Southern California Gas Co.	4.125%	6/1/2048	75	58
	Southern California Gas Co.	3.950%	2/15/2050	70	52
	Southern California Gas Co.	6.350%	11/15/2052	350	369
	Southern California Gas Co.	5.750%	6/1/2053	100	97
	Southern California Gas Co.	5.600%	4/1/2054	50	48
	Southern California Gas Co.	6.000%	6/15/2055	50	50
	Southern Co.	5.113%	8/1/2027	200	202
	Southern Co.	1.750%	3/15/2028	300	285
	Southern Co.	4.850%	6/15/2028	200	202
	Southern Co.	5.500%	3/15/2029	150	155
	Southern Co.	5.700%	10/15/2032	90	94
	Southern Co.	4.850%	3/15/2035	500	487
	Southern Co.	4.250%	7/1/2036	200	184

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Co.	4.400%	7/1/2046	575	474
Southern Co.	6.375%	3/15/2055	312	320
Southern Co.	6.000%	4/1/2058	100	100
Southern Co. Gas Capital Corp.	4.050%	9/15/2028	32	32
Southern Co. Gas Capital Corp.	1.750%	1/15/2031	89	78
Southern Co. Gas Capital Corp.	5.150%	9/15/2032	90	91
Southern Co. Gas Capital Corp.	4.950%	9/15/2034	150	148
Southern Co. Gas Capital Corp.	5.100%	9/15/2035	57	56
Southern Co. Gas Capital Corp.	5.875%	3/15/2041	75	76
Southern Co. Gas Capital Corp.	4.400%	6/1/2043	250	210
Southern Co. Gas Capital Corp.	4.400%	5/30/2047	100	82
Southern Power Co.	4.250%	10/1/2030	44	43
Southern Power Co.	4.900%	10/1/2035	65	63
Southern Power Co.	5.150%	9/15/2041	77	72
Southern Power Co.	5.250%	7/15/2043	50	47
Southern Power Co.	4.950%	12/15/2046	75	65
Southwest Gas Corp.	3.700%	4/1/2028	50	49
Southwest Gas Corp.	2.200%	6/15/2030	350	318
Southwest Gas Corp.	4.050%	3/15/2032	200	191
Southwest Gas Corp.	3.800%	9/29/2046	75	56
Southwest Gas Corp.	4.150%	6/1/2049	25	19
Southwestern Electric Power Co.	4.100%	9/15/2028	100	99
Southwestern Electric Power Co.	5.300%	4/1/2033	100	102
Southwestern Electric Power Co.	5.200%	4/1/2036	146	144
Southwestern Electric Power Co.	6.200%	3/15/2040	75	78
Southwestern Electric Power Co.	3.900%	4/1/2045	100	75
Southwestern Electric Power Co.	3.850%	2/1/2048	175	127
Southwestern Electric Power Co.	3.250%	11/1/2051	200	128
Southwestern Electric Power Co.	5.900%	4/1/2056	150	146
Southwestern Public Service Co.	5.300%	5/15/2035	125	126
Southwestern Public Service Co.	4.500%	8/15/2041	100	87
Southwestern Public Service Co.	3.700%	8/15/2047	75	55
Southwestern Public Service Co.	3.750%	6/15/2049	75	54
Southwestern Public Service Co.	3.150%	5/1/2050	100	65
Southwestern Public Service Co.	6.000%	6/1/2054	200	201
Spire Inc.	4.600%	9/1/2031	100	99
Spire Inc.	6.250%	6/1/2056	86	85
Spire Inc.	6.450%	6/1/2056	50	50
Spire Missouri Inc.	5.150%	8/15/2034	50	50
System Energy Resources Inc.	5.300%	12/15/2034	100	100
Tampa Electric Co.	4.300%	6/15/2048	75	61
Tampa Electric Co.	4.450%	6/15/2049	125	102
Tampa Electric Co.	3.625%	6/15/2050	50	36
Tampa Electric Co.	5.000%	7/15/2052	100	89
Toledo Edison Co.	6.150%	5/15/2037	75	81
Tucson Electric Power Co.	5.200%	9/15/2034	50	50
Tucson Electric Power Co.	4.000%	6/15/2050	100	75
Tucson Electric Power Co.	5.500%	4/15/2053	66	62
Union Electric Co.	2.950%	6/15/2027	72	71
Union Electric Co.	2.950%	3/15/2030	350	331
Union Electric Co.	2.150%	3/15/2032	200	175
Union Electric Co.	5.200%	4/1/2034	250	254
Union Electric Co.	5.250%	4/15/2035	100	101
Union Electric Co.	4.800%	3/15/2036	94	92
Union Electric Co.	8.450%	3/15/2039	150	191
Union Electric Co.	3.650%	4/15/2045	125	95
Union Electric Co.	4.000%	4/1/2048	175	135
Union Electric Co.	3.250%	10/1/2049	175	117
Union Electric Co.	3.900%	4/1/2052	300	224
Union Electric Co.	5.250%	1/15/2054	150	138
Union Electric Co.	5.125%	3/15/2055	50	45
Union Electric Co.	5.550%	3/15/2056	143	138
Virginia Electric & Power Co.	3.800%	4/1/2028	150	149
Virginia Electric & Power Co.	2.875%	7/15/2029	275	263
Virginia Electric & Power Co.	2.300%	11/15/2031	200	177
Virginia Electric & Power Co.	2.400%	3/30/2032	200	176
Virginia Electric & Power Co.	5.000%	4/1/2033	200	201
Virginia Electric & Power Co.	5.050%	8/15/2034	50	50
Virginia Electric & Power Co.	5.150%	3/15/2035	200	200
Virginia Electric & Power Co.	4.900%	9/15/2035	294	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	6.000%	1/15/2036	125	132
	Virginia Electric & Power Co.	4.950%	3/15/2036	200	195
	Virginia Electric & Power Co.	6.000%	5/15/2037	150	158
	Virginia Electric & Power Co.	6.350%	11/30/2037	50	54
	Virginia Electric & Power Co.	4.450%	2/15/2044	125	105
	Virginia Electric & Power Co.	4.200%	5/15/2045	75	60
	Virginia Electric & Power Co.	4.000%	11/15/2046	450	345
	Virginia Electric & Power Co.	3.800%	9/15/2047	100	75
	Virginia Electric & Power Co.	4.600%	12/1/2048	175	146
	Virginia Electric & Power Co.	3.300%	12/1/2049	98	65
	Virginia Electric & Power Co.	2.450%	12/15/2050	110	61
	Virginia Electric & Power Co.	2.950%	11/15/2051	200	123
	Virginia Electric & Power Co.	5.450%	4/1/2053	200	187
	Virginia Electric & Power Co.	5.700%	8/15/2053	150	145
	Virginia Electric & Power Co.	5.550%	8/15/2054	275	260
	Virginia Electric & Power Co.	5.650%	3/15/2055	200	192
	Virginia Electric & Power Co.	5.600%	9/15/2055	197	188
	Virginia Electric & Power Co.	5.700%	3/15/2056	200	193
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	12	12
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2033	150	152
	Washington Gas Light Co.	3.796%	9/15/2046	100	76
	Washington Gas Light Co.	3.650%	9/15/2049	30	21
	WEC Energy Group Inc.	4.750%	1/15/2028	350	353
	WEC Energy Group Inc.	2.200%	12/15/2028	200	189
	WEC Energy Group Inc.	5.625%	5/15/2056	75	74
	Wisconsin Electric Power Co.	3.950%	3/1/2029	75	74
	Wisconsin Electric Power Co.	5.000%	5/15/2029	100	102
	Wisconsin Electric Power Co.	4.150%	10/15/2030	70	69
	Wisconsin Electric Power Co.	4.750%	9/30/2032	90	91
	Wisconsin Electric Power Co.	4.600%	10/1/2034	50	49
	Wisconsin Electric Power Co.	4.300%	10/15/2048	100	82
	Wisconsin Electric Power Co.	5.050%	10/1/2054	100	90
	Wisconsin Electric Power Co.	5.650%	3/15/2056	50	49
	Wisconsin Power & Light Co.	3.950%	9/1/2032	1,000	954
	Wisconsin Power & Light Co.	5.375%	3/30/2034	50	51
	Wisconsin Power & Light Co.	6.375%	8/15/2037	100	108
	Wisconsin Power & Light Co.	3.650%	4/1/2050	50	35
	Wisconsin Power & Light Co.	5.700%	12/15/2055	35	34
	Wisconsin Public Service Corp.	4.550%	12/1/2029	50	50
	Wisconsin Public Service Corp.	4.250%	1/15/2031	45	45
	Wisconsin Public Service Corp.	4.752%	11/1/2044	350	308
	Wisconsin Public Service Corp.	3.300%	9/1/2049	125	85
	Xcel Energy Inc.	4.000%	6/15/2028	75	75
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
	Xcel Energy Inc.	3.400%	6/1/2030	250	239
	Xcel Energy Inc.	4.600%	6/1/2032	200	197
	Xcel Energy Inc.	5.500%	3/15/2034	200	203
	Xcel Energy Inc.	5.600%	4/15/2035	272	276
	Xcel Energy Inc.	3.500%	12/1/2049	100	70
	Xcel Energy Inc.	5.750%	12/3/2056	120	117
					138,392
Total Corporate Bonds (Cost $1,435,721)					1,346,747
Sovereign Bonds (3.2%)
	African Development Bank	4.375%	11/3/2027	500	504
	African Development Bank	4.375%	3/14/2028	375	379
	African Development Bank	3.875%	6/12/2028	317	317
	African Development Bank	3.500%	9/18/2029	375	370
	African Development Bank	3.625%	3/3/2031	327	322
	African Development Bank	4.500%	6/12/2035	95	96
	African Development Bank	4.125%	1/22/2036	187	183
	African Development Bank	5.750%	Perpetual	200	195
	Asian Development Bank	2.375%	8/10/2027	275	270
	Asian Development Bank	6.220%	8/15/2027	100	103
	Asian Development Bank	3.125%	8/20/2027	725	718
	Asian Development Bank	2.500%	11/2/2027	673	659
	Asian Development Bank	4.375%	1/14/2028	368	371
	Asian Development Bank	3.750%	4/25/2028	525	524
	Asian Development Bank	1.250%	6/9/2028	210	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Development Bank	5.820%	6/16/2028	148	154
	Asian Development Bank	4.500%	8/25/2028	625	635
	Asian Development Bank	3.125%	9/26/2028	130	128
	Asian Development Bank	4.375%	3/6/2029	500	507
	Asian Development Bank	3.625%	8/28/2029	540	536
	Asian Development Bank	1.750%	9/19/2029	200	186
	Asian Development Bank	1.875%	1/24/2030	200	186
	Asian Development Bank	4.125%	5/30/2030	710	716
	Asian Development Bank	3.750%	8/28/2030	350	347
	Asian Development Bank	0.750%	10/8/2030	500	434
	Asian Development Bank	1.500%	3/4/2031	500	445
	Asian Development Bank	3.125%	4/27/2032	400	379
	Asian Development Bank	3.875%	9/28/2032	225	222
	Asian Development Bank	4.000%	1/12/2033	380	377
	Asian Development Bank	3.875%	6/14/2033	425	417
	Asian Development Bank	4.125%	1/12/2034	500	496
	Asian Development Bank	4.375%	3/22/2035	823	828
	Asian Development Bank	4.250%	1/14/2036	423	420
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	450	451
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	743	739
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	300	302
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	295	301
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	150	150
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	193	196
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	144	142
	Canada	3.750%	4/26/2028	525	524
	Canada	4.625%	4/30/2029	355	363
	Canada	4.000%	3/18/2030	600	602
	Corp. Andina de Fomento	6.000%	4/26/2027	200	204
	Corp. Andina de Fomento	4.125%	1/7/2028	50	50
	Corp. Andina de Fomento	4.125%	6/30/2028	129	129
	Corp. Andina de Fomento	5.000%	1/22/2030	357	366
	Corp. Andina de Fomento	4.625%	1/15/2036	574	567
	Council of Europe Development Bank	4.625%	6/11/2027	124	125
	Council of Europe Development Bank	3.625%	1/26/2028	280	279
	Council of Europe Development Bank	4.125%	1/24/2029	100	101
	Council of Europe Development Bank	4.500%	1/15/2030	350	357
	Council of Europe Development Bank	3.750%	1/14/2031	217	215
	European Bank for Reconstruction & Development	4.375%	3/9/2028	400	404
	European Bank for Reconstruction & Development	4.125%	1/25/2029	800	806
	European Bank for Reconstruction & Development	4.250%	3/13/2034	200	200
	European Investment Bank	2.375%	5/24/2027	225	221
	European Investment Bank	0.625%	10/21/2027	500	476
	European Investment Bank	3.250%	11/15/2027	500	495
	European Investment Bank	3.875%	3/15/2028	1,100	1,101
	European Investment Bank	3.875%	6/15/2028	1,075	1,076
	European Investment Bank	4.500%	10/16/2028	600	610
	European Investment Bank	4.000%	2/15/2029	500	502
	European Investment Bank	4.750%	6/15/2029	875	898
	European Investment Bank	1.625%	10/9/2029	125	116
	European Investment Bank	3.750%	11/15/2029	880	876
	European Investment Bank	4.500%	3/14/2030	1,499	1,532
	European Investment Bank	0.875%	5/17/2030	200	177
	European Investment Bank	3.625%	7/15/2030	800	791
	European Investment Bank	0.750%	9/23/2030	500	435
	European Investment Bank	3.875%	10/15/2030	600	598
	European Investment Bank	3.750%	3/13/2031	1,317	1,304
	European Investment Bank	4.250%	8/16/2032	1,400	1,411
	European Investment Bank	3.750%	2/14/2033	425	415
	European Investment Bank	4.125%	2/13/2034	775	770
	European Investment Bank	4.625%	2/12/2035	1,462	1,498
	European Investment Bank	4.250%	2/8/2036	1,468	1,458
	European Investment Bank	4.875%	2/15/2036	325	338
[8]	Export Development Canada	3.000%	5/25/2027	450	445
[8]	Export Development Canada	3.750%	9/7/2027	440	439
[8]	Export Development Canada	3.875%	2/14/2028	400	400
[8]	Export Development Canada	4.125%	2/13/2029	600	604
[8]	Export Development Canada	4.000%	6/20/2030	250	250
[8]	Export Development Canada	4.750%	6/5/2034	175	181
	Export-Import Bank of Korea	4.000%	9/11/2027	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	4.250%	9/15/2027	200	200
	Export-Import Bank of Korea	4.625%	1/14/2028	200	202
	Export-Import Bank of Korea	4.500%	1/11/2029	300	304
	Export-Import Bank of Korea	3.750%	1/13/2029	200	199
	Export-Import Bank of Korea	4.000%	9/11/2029	200	200
	Export-Import Bank of Korea	1.250%	9/21/2030	500	441
	Export-Import Bank of Korea	3.750%	9/22/2030	200	197
	Export-Import Bank of Korea	3.875%	1/13/2031	200	197
	Export-Import Bank of Korea	2.125%	1/18/2032	200	178
	Export-Import Bank of Korea	5.125%	1/11/2033	200	208
	Export-Import Bank of Korea	5.125%	9/18/2033	200	208
	Export-Import Bank of Korea	4.375%	1/13/2036	200	195
	Export-Import Bank of Korea	2.500%	6/29/2041	70	51
	Inter-American Development Bank	2.375%	7/7/2027	450	442
	Inter-American Development Bank	0.625%	9/16/2027	800	764
	Inter-American Development Bank	4.000%	1/12/2028	920	923
	Inter-American Development Bank	1.125%	7/20/2028	300	282
	Inter-American Development Bank	3.125%	9/18/2028	875	861
	Inter-American Development Bank	4.125%	2/15/2029	500	504
	Inter-American Development Bank	4.500%	2/15/2030	681	696
	Inter-American Development Bank	3.750%	6/14/2030	843	837
	Inter-American Development Bank	1.125%	1/13/2031	350	307
	Inter-American Development Bank	3.625%	9/17/2031	875	858
	Inter-American Development Bank	3.500%	4/12/2033	400	383
	Inter-American Development Bank	4.500%	9/13/2033	500	509
	Inter-American Development Bank	4.375%	7/17/2034	349	352
	Inter-American Development Bank	4.375%	7/16/2035	491	493
	Inter-American Development Bank	4.125%	1/23/2036	624	612
	Inter-American Development Bank	3.875%	10/28/2041	200	177
	Inter-American Development Bank	3.200%	8/7/2042	100	81
	Inter-American Investment Corp.	4.125%	2/15/2028	250	251
	Inter-American Investment Corp.	4.750%	9/19/2028	100	102
	Inter-American Investment Corp.	3.625%	11/20/2028	154	153
	Inter-American Investment Corp.	4.250%	2/14/2029	175	176
	Inter-American Investment Corp.	4.250%	4/1/2030	295	297
	International Bank for Reconstruction & Development	2.500%	11/22/2027	350	343
	International Bank for Reconstruction & Development	0.750%	11/24/2027	900	856
	International Bank for Reconstruction & Development	3.625%	5/5/2028	782	779
	International Bank for Reconstruction & Development	3.500%	7/12/2028	875	869
	International Bank for Reconstruction & Development	4.625%	8/1/2028	775	789
	International Bank for Reconstruction & Development	1.125%	9/13/2028	1,500	1,406
	International Bank for Reconstruction & Development	3.625%	9/21/2029	775	769
	International Bank for Reconstruction & Development	3.875%	10/16/2029	918	918
	International Bank for Reconstruction & Development	1.750%	10/23/2029	200	186
	International Bank for Reconstruction & Development	3.875%	2/14/2030	650	650
	International Bank for Reconstruction & Development	4.125%	3/20/2030	1,375	1,386
	International Bank for Reconstruction & Development	0.875%	5/14/2030	400	354
	International Bank for Reconstruction & Development	4.000%	7/25/2030	625	626
	International Bank for Reconstruction & Development	0.750%	8/26/2030	800	698
	International Bank for Reconstruction & Development	3.500%	10/28/2030	1,428	1,402
	International Bank for Reconstruction & Development	4.000%	1/10/2031	400	401
	International Bank for Reconstruction & Development	1.250%	2/10/2031	650	573
	International Bank for Reconstruction & Development	4.500%	4/10/2031	925	947
	International Bank for Reconstruction & Development	1.625%	11/3/2031	1,500	1,321
	International Bank for Reconstruction & Development	4.625%	1/15/2032	1,369	1,409
	International Bank for Reconstruction & Development	2.500%	3/29/2032	200	183
	International Bank for Reconstruction & Development	4.000%	5/6/2032	986	982
	International Bank for Reconstruction & Development	4.750%	11/14/2033	300	310
	International Bank for Reconstruction & Development	3.875%	8/28/2034	513	499
	International Bank for Reconstruction & Development	4.750%	2/15/2035	250	258
	International Bank for Reconstruction & Development	4.375%	8/27/2035	1,320	1,325
	International Finance Corp.	4.500%	1/21/2028	204	206
	International Finance Corp.	4.500%	7/13/2028	175	178
	International Finance Corp.	3.500%	1/22/2029	219	217
	International Finance Corp.	4.250%	7/2/2029	700	708
	International Finance Corp.	3.875%	7/2/2030	720	718
[9]	Israel Government Aid Bond	5.500%	9/18/2033	100	106
[10]	Japan Bank for International Cooperation	2.875%	7/21/2027	200	197
[10]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,000	1,007
[10]	Japan Bank for International Cooperation	2.750%	11/16/2027	800	784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Japan Bank for International Cooperation	4.625%	7/19/2028	125	127
[10]	Japan Bank for International Cooperation	3.250%	7/20/2028	300	295
[10]	Japan Bank for International Cooperation	3.500%	10/31/2028	350	346
[10]	Japan Bank for International Cooperation	2.125%	2/16/2029	420	398
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	500	437
[10]	Japan Bank for International Cooperation	4.375%	1/24/2031	200	202
[10]	Japan Bank for International Cooperation	4.625%	4/17/2034	200	202
[10]	Japan Bank for International Cooperation	4.375%	1/23/2036	282	277
[10]	Japan International Cooperation Agency	2.750%	4/27/2027	300	296
[10]	Japan International Cooperation Agency	3.250%	5/25/2027	200	198
[10]	Japan International Cooperation Agency	4.000%	5/23/2028	150	150
[10]	Japan International Cooperation Agency	4.750%	5/21/2029	98	100
[10]	Japan International Cooperation Agency	1.750%	4/28/2031	200	177
[11]	KFW	3.000%	5/20/2027	560	555
[11]	KFW	4.000%	6/28/2027	1,700	1,703
[11]	KFW	3.500%	8/27/2027	425	423
[11]	KFW	3.750%	2/15/2028	800	799
[11]	KFW	2.875%	4/3/2028	500	491
[11]	KFW	3.875%	5/15/2028	545	546
[11]	KFW	3.875%	6/15/2028	750	751
[11]	KFW	3.500%	8/9/2028	711	706
[11]	KFW	4.000%	3/15/2029	200	201
[11]	KFW	3.500%	5/15/2029	1,188	1,176
[11]	KFW	1.750%	9/14/2029	175	163
[11]	KFW	4.625%	3/18/2030	205	210
[11]	KFW	3.750%	7/15/2030	989	982
[11]	KFW	4.750%	10/29/2030	275	284
[11]	KFW	3.750%	3/14/2031	1,608	1,593
[11]	KFW	4.125%	7/15/2033	700	697
[11]	KFW	4.375%	2/28/2034	275	278
[11]	KFW	0.000%	4/18/2036	400	259
[11]	KFW	0.000%	6/29/2037	200	122
	Korea Development Bank	1.375%	4/25/2027	200	194
	Korea Development Bank	4.125%	10/16/2027	200	200
	Korea Development Bank	4.625%	2/3/2028	200	202
	Korea Development Bank	4.375%	2/15/2028	450	453
	Korea Development Bank	4.875%	2/3/2030	200	205
	Korea Development Bank	3.750%	9/16/2030	200	197
	Korea Development Bank	1.625%	1/19/2031	400	356
	Korea Development Bank	4.375%	2/15/2033	450	448
[11]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	250	245
[11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	275	275
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	240	245
[11]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	82	83
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	500	438
[11]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	423	417
[11]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	200	210
	Nordic Investment Bank	4.375%	3/14/2028	450	454
	Nordic Investment Bank	3.750%	8/28/2028	200	200
	Nordic Investment Bank	4.250%	2/28/2029	225	227
	Nordic Investment Bank	3.750%	5/9/2030	343	340
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	336	339
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	400	398
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	250	252
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	65	65
[12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	100	101
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	200	199
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	222	226
[12]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	255	253
[12]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	255	252
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	100	100
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	468	467
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	463	484
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	195	229
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	446	455
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	200	170
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	695	637
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	457	403
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	230	208
	Province of Alberta	3.300%	3/15/2028	250	247

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Province of Alberta	4.500%	6/26/2029	229	233
Province of Alberta	1.300%	7/22/2030	500	446
Province of Alberta	4.500%	1/24/2034	200	201
Province of Alberta	4.300%	11/2/2035	102	100
Province of British Columbia	4.700%	1/24/2028	786	797
Province of British Columbia	4.800%	11/15/2028	200	204
Province of British Columbia	4.900%	4/24/2029	600	616
Province of British Columbia	3.900%	8/27/2030	423	420
Province of British Columbia	4.200%	7/6/2033	250	246
Province of British Columbia	4.750%	6/12/2034	544	553
Province of British Columbia	4.800%	6/11/2035	359	365
Province of Manitoba	1.500%	10/25/2028	350	329
Province of Manitoba	4.300%	7/27/2033	250	247
Province of Manitoba	4.900%	5/31/2034	156	160
Province of New Brunswick	3.625%	2/24/2028	105	104
Province of Ontario	3.100%	5/19/2027	600	595
Province of Ontario	4.200%	1/18/2029	350	352
Province of Ontario	3.800%	1/29/2029	914	911
Province of Ontario	3.700%	9/17/2029	500	495
Province of Ontario	2.000%	10/2/2029	585	547
Province of Ontario	4.700%	1/15/2030	426	436
Province of Ontario	1.125%	10/7/2030	500	440
Province of Ontario	1.600%	2/25/2031	600	534
Province of Ontario	1.800%	10/14/2031	200	177
Province of Ontario	5.050%	4/24/2034	321	334
Province of Ontario	4.450%	11/20/2035	216	214
Province of Quebec	2.750%	4/12/2027	850	840
Province of Quebec	3.625%	4/13/2028	250	249
Province of Quebec	4.500%	4/3/2029	440	447
Province of Quebec	7.500%	9/15/2029	475	528
Province of Quebec	1.350%	5/28/2030	400	359
Province of Quebec	3.875%	1/14/2031	340	337
Province of Quebec	1.900%	4/21/2031	1,200	1,079
Province of Quebec	4.500%	9/8/2033	275	276
Province of Saskatchewan	4.650%	1/28/2030	249	254
Republic of Chile	3.240%	2/6/2028	460	451
Republic of Chile	4.850%	1/22/2029	200	202
Republic of Chile	2.450%	1/31/2031	200	183
Republic of Chile	4.350%	4/13/2031	200	196
Republic of Chile	2.550%	1/27/2032	200	177
Republic of Chile	2.550%	7/27/2033	400	341
Republic of Chile	3.500%	1/31/2034	600	541
Republic of Chile	4.950%	1/5/2036	200	198
Republic of Chile	5.650%	1/13/2037	277	287
Republic of Chile	3.100%	5/7/2041	508	384
Republic of Chile	4.340%	3/7/2042	400	351
Republic of Chile	3.860%	6/21/2047	345	269
Republic of Chile	3.500%	1/25/2050	275	197
Republic of Chile	4.000%	1/31/2052	200	155
Republic of Chile	5.330%	1/5/2054	200	188
Republic of Chile	3.100%	1/22/2061	500	309
Republic of Chile	3.250%	9/21/2071	200	123
Republic of Hungary	7.625%	3/29/2041	290	328
Republic of Indonesia	3.500%	1/11/2028	200	197
Republic of Indonesia	4.100%	4/24/2028	200	198
Republic of Indonesia	4.750%	2/11/2029	425	427
Republic of Indonesia	4.400%	3/10/2029	300	298
Republic of Indonesia	3.400%	9/18/2029	200	192
Republic of Indonesia	2.850%	2/14/2030	200	186
Republic of Indonesia	3.850%	10/15/2030	200	192
Republic of Indonesia	4.350%	2/21/2031	200	195
Republic of Indonesia	4.300%	4/16/2031	200	195
Republic of Indonesia	4.750%	9/10/2034	200	192
Republic of Indonesia	4.950%	2/21/2036	210	202
Republic of Indonesia	4.900%	4/16/2036	300	286
Republic of Indonesia	4.350%	1/11/2048	725	586
Republic of Indonesia	3.700%	10/30/2049	200	143
Republic of Indonesia	4.200%	10/15/2050	430	333
Republic of Indonesia	3.050%	3/12/2051	400	250
Republic of Indonesia	4.300%	3/31/2052	200	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	5.450%	9/20/2052	200	187
	Republic of Indonesia	5.650%	1/11/2053	200	192
	Republic of Indonesia	5.100%	2/10/2054	200	181
	Republic of Indonesia	5.150%	9/10/2054	200	180
	Republic of Indonesia	5.475%	2/21/2056	200	186
	Republic of Indonesia	3.200%	9/23/2061	200	120
	Republic of Indonesia	4.450%	4/15/2070	200	153
	Republic of Italy	2.875%	10/17/2029	400	382
	Republic of Italy	5.375%	6/15/2033	475	497
	Republic of Italy	4.000%	10/17/2049	500	382
	Republic of Italy	3.875%	5/6/2051	400	293
	Republic of Korea	2.500%	6/19/2029	200	191
	Republic of Korea	4.500%	7/3/2029	200	203
	Republic of Korea	3.625%	10/29/2030	200	196
	Republic of Korea	1.750%	10/15/2031	200	177
	Republic of Korea	3.875%	9/20/2048	125	105
	Republic of Panama	8.875%	9/30/2027	238	252
	Republic of Panama	3.875%	3/17/2028	460	452
	Republic of Panama	2.252%	9/29/2032	500	411
	Republic of Panama	3.298%	1/19/2033	200	174
[3]	Republic of Panama	5.227%	2/23/2034	200	194
	Republic of Panama	6.400%	2/14/2035	400	416
[3]	Republic of Panama	6.700%	1/26/2036	365	385
	Republic of Panama	6.875%	1/31/2036	200	213
[3]	Republic of Panama	5.662%	2/23/2038	200	192
	Republic of Panama	8.000%	3/1/2038	200	229
[3]	Republic of Panama	4.500%	5/15/2047	100	79
[3]	Republic of Panama	4.500%	4/16/2050	560	426
[3]	Republic of Panama	4.300%	4/29/2053	400	291
	Republic of Panama	6.853%	3/28/2054	263	271
	Republic of Panama	4.500%	4/1/2056	500	369
	Republic of Panama	7.875%	3/1/2057	200	232
[3]	Republic of Panama	3.870%	7/23/2060	513	333
	Republic of Panama	4.500%	1/19/2063	200	146
	Republic of Peru	2.844%	6/20/2030	500	465
	Republic of Peru	2.783%	1/23/2031	900	821
	Republic of Peru	1.862%	12/1/2032	350	288
	Republic of Peru	8.750%	11/21/2033	505	610
	Republic of Peru	3.000%	1/15/2034	250	214
	Republic of Peru	5.375%	2/8/2035	50	50
	Republic of Peru	5.500%	3/30/2036	149	149
[3]	Republic of Peru	6.550%	3/14/2037	325	351
	Republic of Peru	3.300%	3/11/2041	200	151
	Republic of Peru	5.625%	11/18/2050	414	394
	Republic of Peru	3.550%	3/10/2051	300	203
	Republic of Peru	5.875%	8/8/2054	320	308
	Republic of Peru	6.200%	6/30/2055	253	254
	Republic of Peru	3.600%	1/15/2072	175	108
	Republic of Peru	3.230%	7/28/2121	525	280
	Republic of Philippines	5.170%	10/13/2027	300	303
	Republic of Philippines	3.000%	2/1/2028	400	389
	Republic of Philippines	3.750%	1/14/2029	200	196
	Republic of Philippines	9.500%	2/2/2030	300	352
	Republic of Philippines	2.457%	5/5/2030	200	184
	Republic of Philippines	7.750%	1/14/2031	400	449
	Republic of Philippines	1.648%	6/10/2031	200	171
	Republic of Philippines	4.250%	7/27/2031	200	195
	Republic of Philippines	1.950%	1/6/2032	200	171
	Republic of Philippines	6.375%	1/15/2032	200	215
	Republic of Philippines	5.609%	4/13/2033	300	309
	Republic of Philippines	5.000%	7/17/2033	200	199
	Republic of Philippines	5.250%	5/14/2034	200	200
	Republic of Philippines	6.375%	10/23/2034	550	592
	Republic of Philippines	5.500%	2/4/2035	200	203
	Republic of Philippines	4.750%	3/5/2035	200	192
	Republic of Philippines	5.000%	1/27/2036	200	194
	Republic of Philippines	5.000%	1/13/2037	235	227
	Republic of Philippines	3.950%	1/20/2040	400	336
	Republic of Philippines	3.700%	3/1/2041	400	321
	Republic of Philippines	3.700%	2/2/2042	350	279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of Philippines	2.950%	5/5/2045	200	134
Republic of Philippines	2.650%	12/10/2045	200	126
Republic of Philippines	3.200%	7/6/2046	500	342
Republic of Philippines	4.200%	3/29/2047	259	207
Republic of Philippines	5.950%	10/13/2047	200	202
Republic of Philippines	5.600%	5/14/2049	200	193
Republic of Philippines	5.175%	9/5/2049	200	182
Republic of Philippines	5.900%	2/4/2050	200	201
Republic of Philippines	5.750%	1/27/2051	200	197
Republic of Poland	5.500%	11/16/2027	225	229
Republic of Poland	4.625%	3/18/2029	300	303
Republic of Poland	4.875%	2/12/2030	500	510
Republic of Poland	5.750%	11/16/2032	200	210
Republic of Poland	4.875%	10/4/2033	400	399
Republic of Poland	5.125%	9/18/2034	500	502
Republic of Poland	5.375%	2/12/2035	475	482
Republic of Poland	5.500%	4/4/2053	490	450
Republic of Poland	5.500%	3/18/2054	600	553
State of Israel	5.375%	3/12/2029	200	203
State of Israel	2.500%	1/15/2030	200	183
State of Israel	5.375%	2/19/2030	525	533
State of Israel	2.750%	7/3/2030	350	320
State of Israel	4.500%	1/13/2031	280	274
State of Israel	4.500%	1/17/2033	450	432
State of Israel	5.500%	3/12/2034	600	607
State of Israel	5.625%	2/19/2035	500	508
State of Israel	5.000%	1/13/2036	600	578
State of Israel	4.500%	1/30/2043	200	169
State of Israel	4.125%	1/17/2048	250	188
State of Israel	3.375%	1/15/2050	200	129
State of Israel	3.875%	7/3/2050	400	280
State of Israel	5.750%	3/12/2054	500	465
State of Israel	5.875%	1/13/2056	460	433
State of Israel	4.500%	4/3/2120	200	142
Svensk Exportkredit AB	3.875%	8/4/2027	275	275
Svensk Exportkredit AB	3.750%	9/13/2027	250	249
Svensk Exportkredit AB	3.750%	5/8/2028	200	199
Svensk Exportkredit AB	4.125%	6/14/2028	250	251
Svensk Exportkredit AB	4.250%	2/1/2029	200	202
Svensk Exportkredit AB	3.625%	3/12/2029	200	198
Svensk Exportkredit AB	3.750%	7/29/2030	200	198
Svensk Exportkredit AB	4.875%	10/4/2030	200	207
Toronto Canada	3.900%	9/4/2030	426	423
United Mexican States	3.750%	1/11/2028	675	666
United Mexican States	4.500%	4/22/2029	650	646
United Mexican States	5.000%	5/7/2029	200	201
United Mexican States	3.250%	4/16/2030	185	173
United Mexican States	6.000%	5/13/2030	200	206
United Mexican States	4.750%	3/22/2031	350	341
United Mexican States	2.659%	5/24/2031	600	530
United Mexican States	8.300%	8/15/2031	220	255
United Mexican States	4.750%	4/27/2032	300	288
United Mexican States	5.850%	7/2/2032	904	914
United Mexican States	5.375%	3/22/2033	705	688
United Mexican States	7.500%	4/8/2033	100	113
United Mexican States	4.875%	5/19/2033	450	426
United Mexican States	5.625%	2/9/2034	734	719
United Mexican States	3.500%	2/12/2034	400	339
United Mexican States	6.750%	9/27/2034	200	212
United Mexican States	6.350%	2/9/2035	500	511
United Mexican States	5.625%	9/22/2035	441	426
United Mexican States	6.000%	5/7/2036	701	696
United Mexican States	6.875%	5/13/2037	725	758
United Mexican States	6.625%	1/29/2038	400	407
United Mexican States	6.125%	2/9/2038	922	900
United Mexican States	6.050%	1/11/2040	633	615
United Mexican States	4.280%	8/14/2041	665	520
United Mexican States	4.750%	3/8/2044	765	613
United Mexican States	4.600%	1/23/2046	600	459
United Mexican States	4.350%	1/15/2047	360	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.600%	2/10/2048	255	191
	United Mexican States	4.500%	1/31/2050	400	294
	United Mexican States	5.000%	4/27/2051	400	312
	United Mexican States	4.400%	2/12/2052	500	353
	United Mexican States	6.338%	5/4/2053	400	372
	United Mexican States	6.400%	5/7/2054	438	408
	United Mexican States	7.375%	5/13/2055	450	473
	United Mexican States	6.750%	2/9/2056	400	387
	United Mexican States	3.771%	5/24/2061	800	476
	United Mexican States	5.750%	10/12/2110	342	278
Total Sovereign Bonds (Cost $182,682)					175,075
Taxable Municipal Bonds (0.4%)
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	175	218
	American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/2050	50	58
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	250	261
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	100	113
	Bay Area Toll Authority Highway Revenue	6.907%	10/1/2050	100	112
	Bay Area Toll Authority Highway Revenue	3.126%	4/1/2055	100	66
	Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	100	94
	Board of Regents of the University of Texas System College & University Revenue	3.354%	8/15/2047	50	37
	Board of Regents of the University of Texas System College & University Revenue	2.439%	8/15/2049	50	30
	California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/2027	40	40
	California GO	1.700%	2/1/2028	100	96
	California GO	3.500%	4/1/2028	150	149
	California GO	5.125%	9/1/2029	100	104
	California GO	2.500%	10/1/2029	70	67
	California GO	4.350%	11/1/2032	100	100
	California GO	6.000%	3/1/2033	100	108
	California GO	4.500%	4/1/2033	145	143
	California GO	7.500%	4/1/2034	350	402
	California GO	5.150%	9/1/2034	50	51
	California GO	5.125%	3/1/2038	100	100
	California GO	7.550%	4/1/2039	630	748
	California GO	7.300%	10/1/2039	75	86
	California GO	7.350%	11/1/2039	375	433
	California GO	7.625%	3/1/2040	205	244
	California GO	7.600%	11/1/2040	200	240
	California GO	5.200%	3/1/2043	100	99
	California State University College & University Revenue	3.899%	11/1/2047	50	40
	California State University College & University Revenue	2.975%	11/1/2051	140	92
	California State University College & University Revenue	5.183%	11/1/2053	100	93
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/2039	50	51
	Chicago IL GO	5.879%	1/1/2031	38	38
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/2040	125	137
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/2049	45	39
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/2054	25	22
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	109	121
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/2045	100	111
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/2041	105	90
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	100	92
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	150	152
	Commonwealth of Massachusetts GO	2.900%	9/1/2049	100	68
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	43	43
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/2040	50	52
	Connecticut GO	5.850%	3/15/2032	200	213
	Cook County IL GO	6.229%	11/15/2034	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/2044	100	103
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/2048	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/2042	75	83
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/2038	200	172
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/2045	75	57
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	100	85
[13]	Dallas Independent School District GO	6.450%	2/15/2035	100	102
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	150	125
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/2040	85	89
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	85	83
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/2039	120	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/2049	140	114
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	226	242
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	138	149
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/2057	69	76
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/2038	35	29
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	130	119
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	200	152
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	395	275
	Houston TX GO	6.290%	3/1/2032	70	74
	Illinois GO	5.100%	6/1/2033	1,313	1,338
	Illinois GO	6.630%	2/1/2035	69	73
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	50	53
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/2029	65	65
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/2035	90	90
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	70	59
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/2040	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	100	106
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	100	108
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/2029	34	33
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/2031	59	60
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/2033	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/2034	100	102
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/2039	150	145
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	200	203
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/2057	75	75
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	98	95
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/2050	150	102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	100	103
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/2043	50	54
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	350	406
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	85	100
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/2038	100	103
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/2041	125	114
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/2055	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	75	68
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/2040	200	167
	Michigan State University College & University Revenue	4.496%	8/15/2048	50	45
	Michigan State University College & University Revenue	4.165%	8/15/2122	100	71
	Mississippi GO	5.245%	11/1/2034	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/2050	100	70
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/2057	100	72
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	166	174
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	50	51
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	75	49
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	200	221
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	100	118
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	400	461
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/2041	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	50	51
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	100	96
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	175	176
	New York NY GO	4.610%	9/1/2037	200	195
	New York NY GO	5.517%	10/1/2037	50	51
	New York NY GO	6.271%	12/1/2037	100	106
	New York NY GO	5.559%	10/1/2045	106	104
	New York NY GO	5.828%	10/1/2053	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.392%	10/1/2055	90	87
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	90	92
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	150	164
	Ohio State University College & University Revenue	4.800%	6/1/2111	100	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/2048	75	55
	Oregon GO	5.892%	6/1/2027	41	42
[7]	Oregon School Boards Association GO	5.528%	6/30/2028	26	26
[15]	Oregon State University College & University Revenue	3.424%	3/1/2060	150	105
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/2054	125	126
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	50	38
	Pennsylvania State University College & University Revenue	2.840%	9/1/2050	100	67
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/2045	75	74
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	75	55
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/2047	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/2029	75	80
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/2046	250	234
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/2046	100	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/2048	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/2051	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	150	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	275	231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	100	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/2040	100	76
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/2050	100	100
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	50	47
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	75	64
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/2048	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/2048	100	91
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/2041	150	144
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	125	128
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	65	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	80	80
	San Diego County Water Authority Water Revenue	6.138%	5/1/2049	95	97
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	100	110
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/2034	100	94
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/2050	100	106
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	250	243
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	250	230
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/2034	150	157
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/2027	49	50
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	175	178
	Texas GO	5.517%	4/1/2039	169	173
	Texas GO	4.681%	4/1/2040	50	49
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	272	279
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	300	304
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	175	140
[7]	Tucson AZ COP	2.856%	7/1/2047	50	37
	United Nations Development Corp. Lease (Appropriation) Revenue	6.536%	8/1/2055	100	106
	University of California College & University Revenue	1.316%	5/15/2027	100	97
	University of California College & University Revenue	1.614%	5/15/2030	125	113
	University of California College & University Revenue	3.071%	5/15/2051	100	67
	University of California College & University Revenue	4.858%	5/15/2112	225	184
	University of California College & University Revenue	4.767%	5/15/2115	100	80
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	350	371
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	130	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	125	106
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	60	38
	University of Michigan College & University Revenue	2.437%	4/1/2040	100	75
	University of Michigan College & University Revenue	2.562%	4/1/2050	100	61
	University of Michigan College & University Revenue	4.454%	4/1/2122	225	174
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/2119	100	62
	University of Virginia College & University Revenue	2.256%	9/1/2050	335	191
	University of Virginia College & University Revenue	4.179%	9/1/2117	50	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamsburg Economic Development Authority Miscellaneous Revenue	4.957%	11/1/2035	55	55
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	250	236
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/2027	100	99
Total Taxable Municipal Bonds (Cost $24,715)					22,187
				Shares
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[16]	Vanguard Market Liquidity Fund (Cost $68,283)	3.687%		682,852	68,278
Total Investments (100.4%) (Cost $5,804,149)					5,467,315
Other Assets and Liabilities—Net (-0.4%)					(22,644)
Net Assets (100%)					5,444,671
Cost is in $000.
1	Securities with a value of $327 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2026.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $10,972, representing 0.2% of net assets.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
8	Guaranteed by the Government of Canada.
9	U.S. government-guaranteed.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The portfolio had no open credit default swap contracts at March 31, 2026.
E.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,744,238	—	3,744,238
Asset-Backed/Commercial Mortgage-Backed Securities	—	110,790	—	110,790
Corporate Bonds	—	1,346,747	—	1,346,747
Sovereign Bonds	—	175,075	—	175,075
Taxable Municipal Bonds	—	22,187	—	22,187
Temporary Cash Investments	68,278	—	—	68,278
Total	68,278	5,399,037	—	5,467,315